   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 15, 1995


                                                         REGISTRATION NO. 33-628
                                                                        811-4425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                 (X)
      POST-EFFECTIVE AMENDMENT NO. 19                                  (X)
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         (X)
      AMENDMENT NO. 21                                                 (X)



               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                   2800 POST OAK BLVD., HOUSTON, TEXAS 77056
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (713) 993-0500


                             RONALD A. NYBERG, ESQ.


            EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY


                       VAN KAMPEN AMERICAN CAPITAL, INC.


                               ONE PARKVIEW PLAZA


                        OAKBROOK TERRACE, ILLINOIS 60181

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                             ---------------------

                                    Copy to:



                            GEORGE M. BARTLETT, ESQ.


                               O'MELVENY & MYERS


                             400 SOUTH HOPE STREET


                         LOS ANGELES, CALIFORNIA 90071

                             ---------------------
Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

                             ---------------------

It is proposed that this filing will become effective:
    / /  immediately upon filing pursuant to paragraph (b)

    /X/  on September 16, 1995 pursuant to paragraph (b) of Rule 485

    / /  60 days after filing pursuant to paragraph (a)(i)
    / /  on (date) pursuant to paragraph (a)(i)

    / /  75 days after filing pursuant to paragraph (a)(ii)

    / /  on (date), pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


    The Exhibit Index required by Rule 483(a) under the Securities Act of 1933
is located at page   of the manually signed copy of this Registration Statement.



                       DECLARATION PURSUANT TO RULE 24F-2



REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF THE COMMON STOCK FUND, DOMESTIC STRATEGIC INCOME FUND, THE GOVERNMENT FUND, THE MULTIPLE STRATEGY FUND AND THE MONEY MARKET FUND $0.01 PAR VALUE, UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR ITS 1994 FISCAL YEAR ON BEHALF OF EACH OF THE DOMESTIC STRATEGIC INCOME FUND, THE MONEY MARKET FUND AND THE MULTIPLE STRATEGY FUND WERE FILED ON FEBRUARY 28, 1995. NO 24F-2 FILING WAS NECESSARY FOR THE COMMON STOCK FUND AND GOVERNMENT FUND BECAUSE NEITHER FUND SOLD ANY SECURITIES PURSUANT TO SUCH DECLARATION DURING SUCH FISCAL YEAR. A RULE 24F-2 NOTICE WILL NOT BE REQUIRED FOR THE EMERGING GROWTH FUND, THE GLOBAL EQUITY FUND AND THE REAL ESTATE SECURITIES FUND UNTIL FEBRUARY OR MARCH OF 1996.



PURSUANT TO A TRANSACTION SCHEDULED TO BE EFFECTIVE SEPTEMBER 16, 1995, AMERICAN CAPITAL LIFE INVESTMENT TRUST, A MASSACHUSETTS BUSINESS TRUST, WILL BE COMBINED WITH VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST, A DELAWARE BUSINESS TRUST. UPON EFFECTIVENESS OF THE COMBINATION AND PURSUANT TO RULE 414 UNDER THE SECURITIES ACT OF 1933, VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST ("SUCCESSOR REGISTRANT") ADOPTS AND SUCCEEDS TO THE REGISTRATION STATEMENT OF AMERICAN CAPITAL LIFE INVESTMENT TRUST. AMERICAN CAPITAL LIFE INVESTMENT TRUST HAS IN THE PAST REGISTERED AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. UPON THE EFFECTIVE DATE OF THE COMBINATION, SUCCESSOR REGISTRANT HEREBY ADOPTS AND SUCCEEDS TO ANY PRIOR RULE 24F-2 NOTICES OF AMERICAN CAPITAL LIFE INVESTMENT TRUST. SUCCESSOR REGISTRANT PROPOSES TO FILE ANY NOTICE REQUIRED BY RULE 24F-2.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


                             CROSS REFERENCE SHEET


FORM N-1A PART A ITEM                                          PROSPECTUS CAPTION
---------------------                                          ------------------
  1.  Cover Page.................................  Front Cover Page
  2.  Synopsis...................................  Prospectus Summary
  3.  Condensed Financial Information............  Financial Highlights
  4.  General Description of Registrant..........  The Trust and Its Management Investment
                                                     Objective and Policies; Investment
                                                     Practices and Restrictions
  5.  Management of the Fund.....................  The Trust and Its Management
  6.  Capital Stock and Other Securities.........  The Trust and Its Management; Redemption of
                                                     Shares; Dividends, Distributions and
                                                     Taxes
  7.  Purchase of Securities Being Offered.......  Purchase of Shares
  8.  Redemption or Repurchase...................  Redemption of Shares
  9.  Pending Legal Proceedings..................  Inapplicable



PART B                                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                                             -------------------------------------------
 10.  Cover Page.................................  Cover Page
 11.  Table of Contents..........................  Table of Contents
 12.  General Information and History............  General Information
 13.  Investment Objectives and Policies.........  Investment Restrictions
 14.  Management of the Registrant...............  General Information; Investment Advisory
                                                     Agreement, Trustees and Executive
                                                     Officers
 15.  Control Persons and Principal Holders of
        Securities...............................  Trustees and Executive Officers
 16.  Investment Advisory and Other Services.....  Investment Advisory Agreement; Distributor;
                                                     Other Information
 17.  Brokerage Allocation and Other Practices...  Portfolio Transactions and Brokerage
 18.  Capital Stock and Other Securities.........  Inapplicable
 19.  Purchase, Redemption and Pricing of
        Securities Being Offered.................  Purchase and Redemption of Shares;
                                                     Determination of Net Asset Value
 20.  Tax Status.................................  Distributions and Taxes
 21.  Underwriters...............................  Distributor
 22.  Calculation of Performance Data............  Fund Performance
 23.  Financial Statements.......................  Financial Statements
PART C
------


     Information required to be included in Part C is set forth under the appropriate item in Part C of this registration statement.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


               (formerly, American Capital Life Investment Trust)

                            2800 Post Oak Boulevard
                              Houston, Texas 77056
                                 (800) 421-5666


                               September 18, 1995



    Van Kampen American Capital Life Investment Trust (the "Trust") is an open-end diversified management investment company which offers shares in eight separate Funds, each of which is in effect a separate fund. Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts invest in shares of the Funds in accordance with allocation instructions received from Contractowners. Such allocation rights are further described in the accompanying Prospectus for the Contracts. The investment objectives of the Funds are as follows:



    Common Stock Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks.



    Domestic Strategic Income Fund seeks current income as its primary objective. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Fund may invest in investment grade securities and lower rated and nonrated securities. LOWER RATED SECURITIES (COMMONLY KNOWN AS "JUNK BONDS") ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO THE ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



    Emerging Growth Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), to be emerging growth companies.



    Global Equity Fund seeks long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States.



    Government Fund seeks to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.



    Money Market Fund seeks protection of capital and high current income by investing in short-term money market instruments. INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.



    Multiple Strategy Fund seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, primarily common stocks of large capitalization companies, as well as investment grade intermediate and long-term debt securities and money market securities.



    Real Estate Securities Fund seeks as its primary objective long-term growth of capital by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.



    There is no assurance that any Fund will achieve its investment objectives.

--------------------------------------------------------------------------------

    This Prospectus tells Contractowners briefly the information they should know before allocating premiums or cash value to the Fund. Investors should read and retain this Prospectus for future reference.


    A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and contains further information about the Trust. A copy of the Statement of Additional Information may be obtained without charge by calling or writing the Fund at the telephone number and address printed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST



CUSTODIAN:          State Street Bank and Trust
                    Company
                    225 Franklin Street
                    Boston, Massachusetts 02110

SHAREHOLDER         ACCESS Investor Services, Inc.
SERVICE AGENT:      P.O. Box 418256
                    Kansas City, Missouri
                    64141-9256

DISTRIBUTOR:        Van Kampen American Capital
                    Distributors, Inc.
                    One Park View Plaza
                    Oak Brook Terrace, Illinois
                    60181

INVESTMENT          Van Kampen American Capital
ADVISER:            Asset Management, Inc.
                    2800 Post Oak Boulevard
                    Houston, Texas 77056

INVESTMENT          John Govett & Co. Limited
SUBADVISER:         4 Battle Bridge Lane
[FOR "GLOBAL        London SE1 2HR
EQUITY FUND"]       England

INVESTMENT          Hines Interests Realty
SUBADVISER:         Advisors Limited Partnership
[FOR "REAL ESTATE   2800 Post Oak Boulevard
SECURITIES FUND"]   Houston, Texas 77056


                               TABLE OF CONTENTS


                                        Page
Prospectus Summary......................   3
Financial Highlights....................   7
Introduction............................  15
Investment Objectives and Policies......  15
  Common Stock Fund.....................  15
  Domestic Strategic Income Fund........  16
  Emerging Growth Fund..................  20
  Global Equity Fund....................  20
  Government Fund.......................  23
  Money Market Fund.....................  27
  Multiple Strategy Fund................  28
  Real Estate Securities Fund...........  29
Investment Practices....................  30
The Trust and Its Management............  35
Purchase of Shares......................  39
Determination of Net Asset Value........  39
Redemption of Shares....................  40
Dividends, Distributions and Taxes......  40
Fund Performance........................  42
Description of Shares of the Trust......  43
Additional Information..................  44
Appendix................................  45



-------------------------------------------------------------------------------
     No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust to make such an offer in such jurisdiction.
-------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY


Shares Offered..........Shares of Beneficial Interest in eight Funds: the Common
                        Stock Fund, the Domestic Strategic Income Fund, the Emerging Growth Fund, the Global Equity Fund, the Government Fund, the Money Market Fund, the Multiple Strategy Fund, and the Real Estate Securities Fund.


Type of Company.........Diversified, open-end management investment company.


Investment Objectives...The Common Stock Fund seeks capital appreciation; the
                        Domestic Strategic Income Fund seeks current income and capital appreciation; the Emerging Growth Fund seeks capital appreciation; the Global Equity Fund seeks long-term growth of capital; the Government Fund seeks high current return consistent with preservation of capital; the Money Market Fund seeks protection of capital and high current income; the Multiple Strategy Fund seeks high total investment return; and the Real Estate Securities Fund seeks long-term growth of capital.



Investment Policies and
  Risk Factors..........The Common Stock Fund invests principally in common stocks of companies which, in the judgment of the Adviser, have above average potential for capital appreciation. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. Use of options, futures contracts and options on futures contracts may include additional risk. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



                        The Domestic Strategic Income Fund invests in a diversified portfolio of fixed-income securities. The Fund expects that at all times at least 80% of its assets will be invested in fixed-income securities rated at the time of purchase B or higher by Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("S&P"), nonrated debt securities and U.S. Government securities. Securities rated BB or lower are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Such securities are commonly referred to as "junk bonds." Because investment in lower rated securities involves greater investment risk, achievement of the Fund's investment objectives may be more dependent on the Adviser's credit analysis than would be the case if the Fund were investing in higher rated securities. Lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities and thus be subject to higher risk. A projection of an economic downturn, for example, could cause a decline in lower rated securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for lower rated securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall. The above risks may be increased by investments in debt securities not producing immediate cash income, such as zero-coupon and pay-in-kind securities. See "Investment Objectives and Policies."


                        The Emerging Growth Fund invests at least 65% of the Fund's total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization or annual sales), both domestic and foreign, considered by the Adviser to be emerging growth companies. The companies in which the Fund invests may offer greater opportunities for growth of capital than larger, more established companies, but investments in such companies may involve special risks. See "Investment Objectives and Policies" and "Investment Practices -- Foreign Securities." The use of options, futures contracts and related options may include additional risks. See "Investment Practices -- Using Options, Futures Contracts and Related Options."



                        The Global Equity Fund invests in an internationally diversified portfolio of equity securities of companies of any nation including the United States. See "Investment Objectives and Policies." Use of options, futures contracts and related options may include additional risks. See "Investment Practices -- Using Options, Futures Contracts and Related Options."



                        The Government Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may sell (write) and purchase call and put options. The Fund also may purchase and sell interest rate futures contracts and options on such contracts since such transactions are entered into for bona fide hedging purposes. The Fund may purchase or sell U.S. Government securities on a forward commitment basis. The market prices of debt securities, including U.S. Government securities, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall. See "Investment Objectives and Policies -- Government
                        Fund -- General."



                        The Money Market Fund invests in money market instruments.



                        The Multiple Strategy Fund may, at various times, be substantially invested in equity securities, bonds and notes or money market securities, based upon the Adviser's evaluation of economic and market trends and anticipated relative return available from a particular kind of security. Because prices of securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. Use of options, futures contracts and options on futures contracts may include additional risk. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



                        The Real Estate Securities Fund invests in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's or BBB by S&P, a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments.



                        Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry. In addition, the Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities (and, to a lesser degree, equity securities) held by the Fund; the market value of such securities tends to have an inverse relationship to the movement of interest rates. For additional information regarding the risk connected with investment in Real Estate Securities, see "Risk Factors."



                        The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. See "Investment Practices -- Foreign Securities."



                        The Fund may purchase or sell debt securities on a forward commitment basis. See "Investment
                        Practices -- Forward Commitments." The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary risks and the likelihood of more volatile price fluctuation. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



Investment Adviser......The Adviser has served as investment adviser to the
                        Trust since its inception. John Govett & Co. Limited ("John Govett") provides advisory services to the Adviser with respect to the Global Equity Fund's investments in foreign securities. Hines Interests Realty Advisors Limited Partnership ("Hines Realty Advisors") provides advisory services to the Adviser of the Real Estate Fund with respect to the real estate industry. See "The Trust and Its Management."



Dividends and
  Distributions.........Dividends from net investment income are declared each business day for the Money Market Fund and the Government Fund. Such dividends are distributed monthly. The Government Fund may distribute any net short-term capital gains and any net long-term capital gains at least annually. The Common Stock Fund, the Domestic Strategic Income

                        Fund, the Emerging Growth Fund, the Global Equity Fund, the Multiple Strategy Fund and the Real Estate Securities Fund declare dividends and any capital gains distributions annually.


Redemption..............At the next determined net asset value.

Distributor.............Van Kampen American Capital Distributors, Inc. (the
                        "Distributor").

                              FINANCIAL HIGHLIGHTS


     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The information presented below for the six months ended June 30, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                               COMMON STOCK FUND


                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                   ENDED                   PERIOD ENDED DECEMBER 31
                                                                 JUNE 30,    ----------------------------------------------------
                PER SHARE OPERATING PERFORMANCE                    1995        1994       1993       1992       1991       1990
                                                                 ---------   --------   --------   --------   --------   --------
Net asset value, beginning of period............................ $12.39      $14.57     $14.21     $13.44     $10.09     $11.30
                                                                 ---------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Investment income...............................................    .20         .33        .30        .31        .335       .46
Expenses........................................................   (.05)       (.09)      (.11)      (.10)      (.10)      (.101)
Expense reimbursement...........................................    .01         .01        .02        .02        .03        .036
                                                                 ---------   --------   --------   --------   --------   --------
Net investment income...........................................    .16         .25        .21        .23        .265       .395
Net realized and unrealized gains or losses on
  securities....................................................   2.34        (.7625)    1.0325      .77       3.37      (1.17)
                                                                 ---------   --------   --------   --------   --------   --------
Total from investment operations................................   2.50        (.5125)    1.2425     1.00       3.635      (.775)
                                                                 ---------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS FROM
Net investment income...........................................   (.0075)     (.25)      (.215)     (.23)      (.285)     (.435)
Net realized gain on securities.................................   (.1525)    (1.4175)    (.6675)      --          --         --
                                                                 ---------   --------   --------   --------   --------   --------
Total distributions.............................................   (.16)      (1.6675)    (.8825)    (.23)      (.285)     (.435)
                                                                 ---------   --------   --------   --------   --------   --------
Net asset value, end of period.................................. $14.73      $12.39     $14.57     $14.21     $13.44     $10.09
                                                                 ==========  =========  =========  =========  =========  =========
TOTAL RETURN(3).................................................  20.29%      (3.39%)     8.98%      7.48%     36.41%     (6.84%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)............................ $71.3       $67.5      $72.3      $65.6      $57.8      $27.2
Ratios to average net assets (annualized)
Expenses........................................................    .60%        .60%       .60%       .60%       .60%       .60%
Expenses, without expense reimbursement.........................    .70%        .68%       .72%       .74%       .90%       .93%
Net investment income...........................................   2.26%       1.72%      1.41%      1.78%      2.33%      3.64%
Net investment income, without expense reimbursement............   2.16%       1.64%      1.29%      1.64%      2.03%      3.31%
Portfolio turnover rate.........................................    66%         153%       139%       116%       95%        122%

                                                                           PERIOD ENDED DECEMBER 31
                                                                  ------------------------------------------
                PER SHARE OPERATING PERFORMANCE                     1989       1988     1987(1)      1986
                                                                  --------   --------   --------   ---------
Net asset value, beginning of period............................   $8.70      $7.97      $9.33     $10.00(2)
                                                                  --------   --------   --------   ---------
INCOME FROM INVESTMENT OPERATIONS
Investment income...............................................     .46        .38        .25         .32
Expenses........................................................    (.10)      (.095)     (.10)       (.06)
Expense reimbursement...........................................     .04        .035       .03         .04
                                                                  --------   --------   --------   ---------
Net investment income...........................................     .40        .32        .18         .30
Net realized and unrealized gains or losses on
  securities....................................................    2.57        .765     (1.1975)     (.97)
                                                                  --------   --------   --------   ---------
Total from investment operations................................    2.97       1.085     (1.0175)     (.67)
                                                                  --------   --------   --------   ---------
LESS DISTRIBUTIONS FROM
Net investment income...........................................    (.37)      (.30)      (.2575)       --
Net realized gain on securities.................................      --       (.055)     (.085)        --
                                                                  --------   --------   --------   ---------
Total distributions.............................................    (.37)      (.355)     (.3425)       --
                                                                  --------   --------   --------   ---------
Net asset value, end of period..................................  $11.30      $8.70      $7.97       $9.33
                                                                  =========  =========  =========  ==========
TOTAL RETURN(3).................................................   34.23%     13.61%    (11.12%)     (6.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)............................  $31.8      $24.0      $31.0      $12.0
Ratios to average net assets (annualized)
Expenses........................................................     .60%       .60%       .60%       .60%
Expenses, without expense reimbursement.........................     .93%       .95%       .89%       .95%
Net investment income...........................................    3.74%      3.13%      1.65%     10.34%
Net investment income, without expense reimbursement............    3.41%      2.78%      1.36%      9.99%
Portfolio turnover rate.........................................      86%        63%        75%       268%


---------------------

(1) Based on average month-end shares outstanding.


(2) As of April 4, 1986, commencement of operations.


(3) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The information presented below for the six months ended June 30, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                         DOMESTIC STRATEGIC INCOME FUND


                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                     ENDED                PERIOD ENDED DECEMBER 31
                                                                    JUNE 30,    ---------------------------------------------
PER SHARE OPERATING PERFORMANCE                                       1995        1994        1993        1992        1991
                                                                    --------    ---------   ---------   ---------   ---------
Net asset value, beginning of period............................... $ 7.35      $ 8.58       $ 8.00       $ 7.74       $ 6.98
                                                                    --------    ---------   ---------   ---------   -----------
INCOME FROM INVESTMENT OPERATIONS
Investment income..................................................    .35         .91          .77          .74          .725
Expenses...........................................................   (.03)       (.10)        (.09)        (.07)        (.07)
Expense reimbursement..............................................    .01         .04          .04          .02          .03
                                                                    --------    ---------   ---------   ---------   -----------
Net investment income..............................................    .33         .85          .72          .69          .685
Net realized and unrealized gains or losses on securities..........    .6675     (1.2275)       .5825        .2725        .7525
                                                                    --------    ---------   ---------   ---------   -----------
Total from investment operations...................................    .9975      (.3775)      1.3025        .9625       1.4375
                                                                    --------    ---------   ---------   ---------   -----------
LESS DISTRIBUTIONS FROM
Net investment income..............................................   (.0075)     (.8525)      (.7225)      (.7025)      (.6775)
Net realized gain on securities....................................      --          --           --           --          --
                                                                    --------    ---------   ---------   ---------   -----------
Total distributions................................................   (.0075)     (.8525)      (.7225)      (.7025)      (.6775)
                                                                    --------    ---------   ---------   ---------   -----------
Net asset value, end of period..................................... $ 8.34      $ 7.35       $ 8.58       $ 8.00       $ 7.74
                                                                    ========    =========   =========   =========   ===========
TOTAL RETURN(2)....................................................  13.58%      (4.33%)      16.32%       12.50%       21.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)............................... $27.1       $21.3        $27.4        $21.1        $17.4
Ratios to average net assets (annualized)
  Expenses.........................................................    .60%        .60%         .60%         .60%         .60%
  Expenses, without expense reimbursement..........................   1.00%        .95%         .95%         .95%         .95%
  Net investment income............................................   8.44%       8.35%        7.80%        8.89%        9.72%
  Net investment income, without expense reimbursement.............   8.04%       8.00%        7.40%        8.54%        9.37%
Portfolio turnover rate............................................     61%         94%         130%         117%          90%

                                                                               PERIOD ENDED DECEMBER 31
                                                                     ----------------------------------------------
PER SHARE OPERATING PERFORMANCE                                        1990       1989         1988         1987
                                                                     --------   ---------   ----------   ----------
Net asset value, beginning of period...............................  $8.64      $10.96       $10.15       $10.00(1)
                                                                     --------   ---------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Investment income..................................................   1.085       1.805         .65          .09
Expenses...........................................................   (.08)       (.12)        (.18)        (.08)
Expense reimbursement..............................................    .03         .04          .15          .07
                                                                     --------   ---------   ----------   ----------
Net investment income..............................................   1.035       1.725         .62          .08
Net realized and unrealized gains or losses on securities..........  (1.64)      (2.31)         .8975        .1525
                                                                     --------   ---------   ----------   ----------
Total from investment operations...................................   (.605)      (.585)       1.5175        .2325
                                                                     --------   ---------   ----------   ----------
LESS DISTRIBUTIONS FROM
Net investment income..............................................  (1.055)     (1.725)       (.61)        (.0825)
Net realized gain on securities....................................     --        (.01)        (.0975)          --
                                                                     --------   ---------   ----------   ----------
Total distributions................................................  (1.055)     (1.735)       (.7075)      (.0825)
                                                                     --------   ---------   ----------   ----------
Net asset value, end of period.....................................  $6.98      $ 8.64       $10.96       $10.15
                                                                     ========   =========   ==========   ==========
TOTAL RETURN(2)....................................................  (7.23%)     (5.44%)      14.95%        1.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...............................  $6.3       $ 8.1        $ 8.1        $ 1.2
Ratios to average net assets (annualized)
  Expenses.........................................................    .60%        .60%         .60%         .60%
  Expenses, without expense reimbursement..........................    .95%        .95%         .95%         .95%
  Net investment income............................................  11.99%      12.92%       10.88%        5.58%
  Net investment income, without expense reimbursement.............  11.64%      12.57%       10.53%        5.23%
Portfolio turnover rate............................................    123%         56%          44%          42%


---------------------

(1) As of November 4, 1987, commencement of operations.


(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The information presented below for the period ended July 31, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                              EMERGING GROWTH FUND



                                                                                                                      (UNAUDITED)
                                                                                                                        JULY 3,
                                                                                                                        1995(1)
                                                                                                                        THROUGH
                                                                                                                       JULY 31,
PER SHARE OPERATING PERFORMANCE                                                                                         1995(2)
                                                                                                                      -----------
Net asset value, beginning of period................................................................................    $ 10.00
                                                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS
Investment income...................................................................................................        .02
Expenses............................................................................................................       (.04)
Expense reimbursement...............................................................................................        .02
                                                                                                                      -----------
Net investment income (loss)........................................................................................          0
Net realized and unrealized gains on securities.....................................................................        .86
                                                                                                                      -----------
Total from investment operations....................................................................................        .86
                                                                                                                      -----------
Net asset value, end of period......................................................................................    $ 10.86
                                                                                                                      ==========
TOTAL RETURN(3).....................................................................................................       8.60%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)................................................................................    $   0.7
Ratios to average net assets (annualized)
  Expenses..........................................................................................................       2.50%
  Expenses, without expense reimbursement...........................................................................       4.57%
  Net investment loss...............................................................................................       (.39%)
  Net investment loss, without expense reimbursement................................................................      (2.46%)
Portfolio turnover rate.............................................................................................          0%


---------------------

(1) Commencement of operations.


(2) Based on average shares outstanding.


(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

     The information presented below for the period ended July 31, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                               GLOBAL EQUITY FUND



                                                                                                                      (UNAUDITED)
                                                                                                                        JULY 3,
                                                                                                                        1995(1)
                                                                                                                        THROUGH
                                                                                                                        JULY 31,
PER SHARE OPERATING PERFORMANCE                                                                                         1995(2)
                                                                                                                      -----------
Net asset value, beginning of period................................................................................    $ 10.00
                                                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS
Investment income...................................................................................................        .03
Expenses............................................................................................................       (.04)
                                                                                                                      -----------
Net investment loss.................................................................................................       (.01)
Net realized and unrealized gains on securities.....................................................................        .22
                                                                                                                      -----------
Total from investment operations....................................................................................        .21
                                                                                                                      -----------
Net asset value, end of period......................................................................................    $ 10.21
                                                                                                                      ==========
TOTAL RETURN(3).....................................................................................................       2.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)................................................................................    $   2.1
Ratios to average net assets (annualized)
  Expenses..........................................................................................................       4.55%
  Net investment loss...............................................................................................      (1.44%)
Portfolio turnover rate.............................................................................................         11%


---------------------

(1) Commencement of operations.


(2) Based on average shares outstanding.


(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The information presented below for the six months ended June 30, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                                GOVERNMENT FUND


                                                        (UNAUDITED)
                                                        SIX MONTHS
 PER SHARE                                                 ENDED                        PERIOD ENDED DECEMBER 31
 OPERATING                                               JUNE 30,    --------------------------------------------------------------
PERFORMANCE                                                1995        1994       1993       1992       1991       1990      1989
                                                         ---------   -------     -------    -------    -------    ------    -------
Net asset value, beginning of period.................... $ 8.28      $  9.26     $ 9.13     $ 9.29     $ 8.70     $ 8.80    $ 8.48
                                                         ---------    -------    -------    -------    -------    ------    -------
INCOME FROM INVESTMENT OPERATIONS
Investment income.......................................    .33          .61        .62        .72        .79        .835      .89
Expenses................................................   (.04)        (.06)      (.06)      (.064)     (.06)      (.06)     (.06)
Expense
  reimbursement.........................................    .01          .01        .01        .009       .01        .01       .01
                                                         ---------    -------    -------    -------    -------    ------    -------
Net investment income...................................    .30          .56        .57        .665       .74        .785      .84
Net realized and unrealized gains or losses on
  securities............................................    .5275       (.985)      .135      (.1575)      .60      (.105)     .325
                                                         ---------    -------    -------    -------    -------    ------    -------
Total from investment operations........................    .8275       (.425)      .705       .5075     1.34        .68      1.165
                                                         ---------    -------    -------    -------    -------    ------    -------
LESS DISTRIBUTIONS FROM
Net investment income...................................   (.2975)      (.555)     (.575)     (.6675)    (.75)      (.78)     (.845)
Net realized gain on securities.........................      --           --         --         --         --         --        --
                                                         ---------    -------    -------    -------    -------    ------    -------
Total distributions.....................................   (.2975)      (.555)     (.575)     (.6675)    (.75)      (.78)     (.845)
                                                         ---------    -------    -------    -------    -------    ------    -------
Net asset value, end of period.......................... $ 8.81       $ 8.28     $ 9.26     $ 9.13     $ 9.29     $ 8.70    $ 8.80
                                                         =========    =======    =======    =======    =======    ======    =======
TOTAL RETURN(2).........................................  10.16%       (4.63%)     7.86%      5.73%     16.23%      8.31%    14.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).................... $68.2       $ 65.5      $80.6      $74.8      $77.0      $73.2     $81.2
Ratios to average net assets (annualized)
  Expenses..............................................    .60%         .60%       .60%       .60%       .60%       .60%      .60%
  Expenses, without expense reimbursement...............    .73%         .70%       .70%       .70%       .70%       .69%      .66%
  Net investment income.................................   7.05%        6.71%      6.45%      7.29%      8.37%      9.19%     9.56%
  Net investment income, without expense
    reimbursement.......................................   6.92%        6.61%      6.35%      7.19%      8.27%      9.10%     9.50%
Portfolio turnover rate.................................    100%         192%        91%        36%        57%        164%      42%


 PER SHARE                                                   PERIOD ENDED DECEMBER 31,
 OPERATING                                                -------------------------------
PERFORMANCE                                                1988        1987        1986
                                                          -------    --------    --------
Net asset value, beginning of period.................... $ 8.68      $  9.91     $10.00(1)
                                                         --------    ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
Investment income.......................................    .94          .81        .55
Expenses................................................   (.06)        (.05)      (.07)
Expense reimbursement...................................      --          --        .03
                                                         --------    ---------   --------
Net investment income...................................    .88          .76        .51
Net realized and unrealized gains or losses on
  securities............................................   (.215)       (.97)       .0516
                                                         --------    ---------   --------
Total from investment operations........................    .665        (.21)       .561
                                                         --------    ---------   --------
LESS DISTRIBUTIONS FROM
Net investment income...................................   (.865)       (.7525)    (.5041)
Net realized gain on securities.........................      --        (.2675)    (.1475)
                                                         --------    ---------   --------
Total distributions.....................................   (.865)      (1.02)      (.6516)
                                                         --------    ---------   --------
Net asset value, end of period.......................... $ 8.48      $  8.68     $ 9.91
                                                          ========   =========   ========
TOTAL RETURN(2).........................................   6.74%       (2.12%)     4.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).................... $90.6       $108.8      $67.7
Ratios to average net assets (annualized)
  Expenses..............................................    .60%       .60%         .60%
  Expenses, without expense reimbursement...............    .64%       .64%         .95%
  Net investment income.................................   9.29%      8.37%        6.80%
  Net investment income, without expense
    reimbursement.......................................   9.25%      8.33%        6.45%
Portfolio turnover rate.................................     88%        65%         115%



---------------------


(1) As of April 4, 1986, commencement of operations.


(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The information presented below for the six months ended June 30, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                               MONEY MARKET FUND


                                                          (UNAUDITED)
                                                          SIX MONTHS
PER SHARE                                                    ENDED                       PERIOD ENDED DECEMBER 31
 OPERATING                                                  JUNE 30,   ------------------------------------------------------------
PERFORMANCE                                                   1995      1994       1993       1992       1991       1990     1989
                                                            -------    -------    -------    -------    -------    ------   -------
Net asset value, beginning of period....................... $1.00      $1.00      $1.00      $1.00      $1.00      $1.00    $1.00
                                                            -------    -------    -------    -------    -------    ------   -------
INCOME FROM INVESTMENT OPERATIONS
Investment income..........................................   .03        .0425      .0322      .0391      .0607      .082     .0937
Expenses...................................................  (.005)    (.0087)     (.0095)    (.009)     (.0087)    (.009)   (.01)
Expense reimbursement......................................   .002       .0027      .0035      .003       .0026      .003     .004
                                                            -------    -------    -------    -------    -------    ------   -------
Net investment income......................................   .027       .0365      .0262      .0331      .0546      .076     .0877
Net realized and unrealized gains or losses on
  securities...............................................   --         --         --         --         --         --       --
                                                            -------    -------    -------    -------    -------    ------   -------
Total from investment operations...........................   .027       .0365      .0262      .0331      .0546      .076     .0877
                                                            -------    -------    -------    -------    -------    ------   -------
DISTRIBUTIONS FROM NET INVESTMENT INCOME...................  (.027)     (.0365)    (.0262)    (.0331)    (.0546)    (.076)   (.0877)
                                                            -------    -------    -------    -------    -------    ------   -------
Net asset value, end of period............................. $1.00      $1.00      $1.00      $1.00      $1.00      $1.00    $1.00
                                                            =======    =======    =======    =======    =======    ======   =======
TOTAL RETURN(2)............................................  2.73%      3.71%      2.66%      3.36%      5.46%      7.83%    9.13%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................... $24.4      $28.5      $30.0      $32.9      $38.0      $34.3    $29.0
Ratios to average net assets (annualized)
  Expenses.................................................   .60%       .60%       .60%       .60%       .60%       .60%     .60%
  Expenses, without expense reimbursement..................   .98%       .87%       .95%       .89%       .87%       .89%     .95%
  Net investment income....................................  5.39%      3.63%      2.63%      3.32%      5.44%      7.59%    8.76%
  Net investment income, without expense reimbursement.....  5.01%      3.37%      2.28%      3.03%      5.17%      7.30%    8.41%


PER SHARE                                                       PERIOD ENDED DECEMBER 31
 OPERATING                                                   ------------------------------
PERFORMANCE                                                   1988        1987       1986
                                                             -------    --------    -------
Net asset value, beginning of period.......................  $1.00      $1.00       $1.00(1)
                                                             -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS
Investment income..........................................    .0773      .0684       .0429
Expenses...................................................   (.0104)    (.0141)     (.0093)
Expense reimbursement......................................    .0045      .0081       .0052
                                                             -------    --------    -------
Net investment income......................................    .0714      .0624       .0388
Net realized and unrealized gains or losses on
  securities...............................................    --       (.00002)      --
                                                             -------    --------    -------
Total from investment operations...........................    .0714      .06238      .0388
                                                             -------    --------    -------
DISTRIBUTIONS FROM NET INVESTMENT INCOME...................   (.0714)    (.06238)    (.0388)
                                                             -------    --------    -------
Net asset value, end of period.............................  $1.00      $1.00       $1.00
                                                             ========   =========   ========
TOTAL RETURN(2)............................................    7.38%      6.41%       4.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).......................  $24.5      $18.6       $23.4
Ratios to average net assets (annualized)
  Expenses.................................................     .60%       .60%        .60%
  Expenses, without expense reimbursement..................     .95%       .95%        .95%
  Net investment income....................................    7.22%      6.24%       5.70%
  Net investment income, without expense reimbursement.....    6.87%      5.89%       5.35%


---------------------

(1) As of April 4, 1986, commencement of operations.


(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The information presented below for the six months ended June 30, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.


                             MULTIPLE STRATEGY FUND


                                                           (UNAUDITED)
                                                           SIX  MONTHS
                                                              ENDED                     PERIOD ENDED DECEMBER 31
PER SHARE OPERATING                                          JUNE 30,     -------------------------------------------------------
     PERFORMANCE                                              1995         1994        1993        1992        1991       1990
                                                            ---------    --------    --------    --------    --------    -------
Net asset value, beginning of period....................... $ 9.99       $11.80      $11.92      $12.08      $10.43      $10.77
                                                            ---------    --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS
Investment income..........................................    .28          .52         .37         .44         .54         .58
Expenses...................................................   (.05)        (.09)       (.09)       (.09)       (.09)       (.09)
Expense reimbursement......................................    .01          .02         .01         .02         .02         .03
                                                            ---------    --------    --------    --------    --------    -------
Net investment income......................................    .24          .45         .29         .37         .47         .52
Net realized and unrealized gains or losses on
  securities...............................................   1.5125       (.89)        .6025       .493       2.27       (.325)
                                                            ---------    --------    --------    --------    --------    -------
Total from investment operations...........................   1.7525       (.44)        .8925       .863       2.74         .195
                                                            ---------    --------    --------    --------    --------    -------
LESS DISTRIBUTIONS FROM
Net investment income......................................   (.0075)      (.45)      (.2925)     (.3689)     (.4825)     (.535)
Net realized gain on securities............................   (.005)       (.90)       (.63)      (.6541)     (.6075)     --
Excess of net realized gains on securities.................  --            (.02)       (.09)      --          --          --
                                                            ---------    --------    --------    --------    --------    -------
Total distributions........................................   (.0125)     (1.37)     (1.0125)     (1.023)     (1.09)      (.535)
                                                            ---------    --------    --------    --------    --------    -------
Net asset value, end of period............................. $11.73       $ 9.99      $11.80      $11.92      $12.08      $10.43
                                                            ==========   =========   =========   =========   =========   ========
TOTAL RETURN(2)............................................  17.55%       (3.66%)      7.71%       7.28%      27.05%       1.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................... $61.1        $56.6       $64.9       $59.6       $52.2       $40.3
Ratios to average net assets (annualized)
  Expenses.................................................    .60%         .60%        .60%        .60%        .60%        .60%
  Expenses, without expense reimbursement..................    .76%         .72%        .74%        .77%        .80%        .80%
  Net investment income....................................   4.29%        3.70%       2.34%       3.05%       4.12%       4.70%
  Net investment income, without expense reimbursement.....   4.13%        3.58%       2.20%       2.88%       3.92%       4.50%
Portfolio turnover rate....................................     53%         163%        150%        126%         88%         46%

                                                                PERIOD ENDED DECEMBER 31
PER SHARE OPERATING                                          ------------------------------
     PERFORMANCE                                              1989        1988       1987
                                                             -------    --------    -------
Net asset value, beginning of period.......................   $9.67     $ 9.56      $10.00(1)
                                                             -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS
Investment income..........................................     .65        .67         .20
Expenses...................................................    (.09)      (.09)       (.04)
Expense reimbursement......................................     .03        .03         .02
                                                             -------    --------    -------
Net investment income......................................     .59        .61         .18
Net realized and unrealized gains or losses on
  securities...............................................    1.13        .1125      (.445)
                                                             -------    --------    -------
Total from investment operations...........................    1.72        .7225      (.265)
                                                             -------    --------    -------
LESS DISTRIBUTIONS FROM
Net investment income......................................    (.595)     (.6125)     (.175)
Net realized gain on securities............................    (.025)     --          --
Excess of net realized gains on securities.................    --         --          --
                                                             -------    --------    -------
Total distributions........................................    (.62)     (.6125)      (.175)
                                                             -------    --------    -------
Net asset value, end of period.............................  $10.77     $ 9.67       $9.56
                                                             ========   =========   ========
TOTAL RETURN(2)............................................   17.82%      7.56%      (5.23%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).......................  $40.5      $31.4       $22.7
Ratios to average net assets (annualized)
  Expenses.................................................     .60%       .60%        .60%
  Expenses, without expense reimbursement..................     .86%       .90%        .95%
  Net investment income....................................    5.93%      6.36%       6.48%
  Net investment income, without expense reimbursement.....    5.67%      6.06%       6.13%
Portfolio turnover rate....................................      50%        48%         27%


---------------------

(1) As of June 30, 1987, commencement of operations.


(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The information presented below for the period ended July 31, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                          REAL ESTATE SECURITIES FUND



                                                                                                                      (UNAUDITED)
                                                                                                                        JULY 3,
                                                                                                                        1995(1)
                                                                                                                        THROUGH
                                                                                                                       JULY 31,
                                          PER SHARE OPERATING PERFORMANCE                                               1995(2)
                                                                                                                      -----------
Net asset value, beginning of period................................................................................    $ 10.00
                                                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
Investment income...................................................................................................        .04
Expenses............................................................................................................       (.03)
Expense reimbursement...............................................................................................        .01
                                                                                                                        -------
Net investment income...............................................................................................        .02
Net realized and unrealized gains on securities.....................................................................        .18
                                                                                                                        -------
Total from investment operations....................................................................................        .20
                                                                                                                        -------
Net asset value, end of period......................................................................................    $ 10.20
                                                                                                                        =======
TOTAL RETURN(3).....................................................................................................       2.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)................................................................................    $   1.3
Ratios to average net assets (annualized)
  Expenses..........................................................................................................       2.50%
  Expenses, without expense reimbursement...........................................................................       4.15%
  Net investment income.............................................................................................       2.80%
  Net investment income, without expense reimbursement..............................................................       1.15%
Portfolio turnover rate.............................................................................................          7%


---------------------

(1) Commencement of operations.


(2) Based on average shares outstanding.


(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

INTRODUCTION


     The Trust is a duly organized Delaware business trust with eight separate Funds. Each Fund has separate assets and liabilities and a separate net asset value per share. Shares of a Fund represent an interest only in that Fund. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objectives of any of the Fund will be met.


INVESTMENT OBJECTIVES AND POLICIES


     Each Fund of the Trust has a different investment objective which it pursues through separate investment policies as described below. See "Investment Practices" for further discussion of investment techniques and strategies. The investment objective of each Fund, except the Real Estate Securities Fund, is a fundamental policy and may not be changed without shareholder approval. With respect to the Real Estate Securities Fund, the investment objective may be changed by the Trustees. If there is a change in the objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The differences in objectives and policies among the Fund can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject.



COMMON STOCK FUND



     The Fund seeks capital appreciation through investments in securities believed by the Adviser to have above average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation.



     The Fund invests principally in growth common stocks. Such securities generally include those of companies with established records of growth in sales or earnings, and companies with new products, new services, or new processes. The Fund may also invest in companies in cyclical industries during periods when their securities appear attractive to the Adviser for capital appreciation. In addition to common stock, the Fund may invest in warrants and preferred stocks, and in investment companies. See "Investment Practices -- Investment in Investment Companies."



     The Fund generally holds a portion of its assets in investment grade short-term debt securities and investment grade corporate or government bonds in order to provide liquidity. Such investments may be increased to up to 100% of the Fund's assets when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices -- Repurchase Agreements."



     The Fund's primary approach is to seek what the Adviser believes to be attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective. The Fund may also invest in debt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 10% of its total assets, taken at market value at the time of each investment. See "Investment
Practices -- Foreign Securities." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and options on futures contracts are described in "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."

DOMESTIC STRATEGIC INCOME FUND



     The Fund's primary objective is to maximize current income. Capital appreciation is a secondary objective which will be sought only when consistent with its primary objective. The Fund attempts to achieve these investment objectives by investing primarily in fixed-income securities, including both convertible and non-convertible debt securities and preferred stocks. The Fund may invest in investment grade securities and lower rated and nonrated securities. There is no assurance that these objectives will be achieved and yields may fluctuate over time. The Fund may also invest in debt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 25% of its total assets, taken at market value at the time of each investment. See "Investment
Practices -- Foreign Securities."



     The Fund expects that at all times at least 80% of its assets will be invested in fixed-income securities rated at the time of purchase B or higher by Moody's or S&P, nonrated debt securities considered by the Adviser to be of comparable quality, and U.S. Government securities. See the Appendix for a description of corporate bond ratings. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment
Practices -- Forward Commitments."



     The Fund may invest in debt securities rated below B by both Moody's and S&P or nonrated debt securities considered by the Adviser to be of comparable quality (commonly known as "junk bonds"), common stocks or other equity securities and income bonds on which interest is not accrued by the Fund when such investments are consistent with the Fund's investment objectives or are acquired as part of a unit consisting of a combination of fixed-income or equity securities. The Fund may also invest in prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. See "Investment Practices -- Repurchase Agreements." Equity securities as referred to herein do not include preferred stocks. The Fund will not purchase any such securities which will cause more than 20% of its total assets to be so invested or which would cause more than ten percent of its total assets to be invested in common stocks or other equity securities.



     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of four to six years.


     Duration is a measure of the expected life of a debt security that incorporates a security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis expressed in years. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.


     Duration allows an investment manager to make certain assumptions regarding how the value of a portfolio will generally respond to changes in interest rates. For example, a portfolio consisting entirely of treasury notes yielding 7.7% with a remaining maturity of two years would have a duration of 1.9 years and a 1% change in the interest rate earned on such securities would cause a change of approximately 1.9% in the net asset value of the portfolio. A portfolio consisting entirely of treasury notes yielding 7.8% with a remaining maturity of ten years would have a duration of 7.0 years and a 1% change in the interest rate earned on such securities would cause a change of between 6.5 and 8% in the net asset value of the portfolio. This example is intended for demonstration purposes only, however, and is not intended to approximate how the Fund's portfolio will respond to changes in interest rates. The Fund's investment portfolio may include securities with differing maturities and quality levels, and interest rates on those instruments may not all change by the same amount at the same time as rates rise or fall generally in the marketplace. Also, the treasury securities described in the example cannot be retired prior to maturity, while some of the securities in the Fund's portfolio can. These factors among others can cause the Fund's investment portfolio to respond somewhat differently to changes in interest rates than shown in the example.



     There are some situations where even a duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At December 31, 1994, the duration of the debt securities owned by the Fund, was approximately 5.5 years. The duration is likely to vary from time to time as the Adviser pursues its strategy of striving to maintain a balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus the objective of providing current return to shareholders is tempered by seeking to avoid undue market risk. There is, of course, no assurance that the Adviser will be successful in achieving such results for the Fund.



     The higher yields sought by the Fund are generally obtainable from securities rated in the lower categories by recognized rating services. These securities generally are subordinated to the prior claims of banks and other senior lenders. The lower rated debt securities in which the Fund may invest are regarded as predominately speculative with respect to the issuers continuing ability to meet principal and interest payments. The ratings of Moody's and S&P represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt securities with the same maturity, coupon and rating may have different yields while debt securities of the same maturity and coupon with different ratings may have the same yield.

     During the fiscal year ended December 31, 1994, the average percentage of the Fund's assets invested in debt securities within the various rating categories (based on the higher of the S&P or Moody's ratings), and the nonrated debt securities, determined on a dollar weighted average, were as follows:


    AAA/Aaa...................................................................      .13%
    AA/Aa.....................................................................     2.35
    A/A.......................................................................    10.93
    BBB/Baa...................................................................    38.30
    BB/Ba.....................................................................    14.64
    B/B.......................................................................    18.92
    *Nonrated.................................................................    12.98
    Preferred Stocks/Common Stocks/Warrants...................................     1.51
    Cash and Equivalents......................................................      .24
                                                                                -------
         Total Net Assets.....................................................   100.00%

  * The nonrated debt securities as a percentage of total net assets were considered by the Adviser to be comparable to securities rated by Moody's as follows: AAA- 11.59%, BBB- .38%, B- .99%, and D- .02%.


The securities in which the Fund may invest include the following:


    -- Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

    -- Pay-in-kind debt securities. These pay interest in additional debt securities rather than in cash.


    -- Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value. Interest is however accrued by the Fund each day for accounting and Federal income tax purposes.


    -- Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.


     Fixed-income securities rated below B by both Moody's and S&P include debt obligations or other securities of companies that are financially troubled, in default or are in bankruptcy or reorganization ("Deep Discount Securities"). Debt obligations of such companies are usually available at a deep discount from the face value of the instrument. The Fund will invest in Deep Discount Securities when the Adviser believes that existing factors are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets, or other unusual circumstances.


     A debt instrument purchased at a deep discount may currently pay a very high effective yield. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the Deep Discount Securities may stop generating income and lose value or become worthless. The Adviser will balance the benefits of Deep Discount Securities with their risks. While a diversified portfolio may reduce the overall impact of a Deep Discount Security that is in default or loses its value, the risk cannot be eliminated.

     Risk Factors of Investing in Lower Rated Debt Securities. Past experience may not provide an accurate indication of future performance of the market for lower rated debt securities, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower rated debt securities in the Fund, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher rated securities. An investment in this Fund may be considered more speculative than investment in shares of a fund which invests primarily in higher rated debt securities.



     Prices of lower rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower rated debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. When it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect its interests of security holders of its companies.



     Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted lower rated securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect its net asset value per share. If market quotations are not readily available for the Fund's lower rated or nonrated securities, these securities will be valued by a method that the Fund's Trustees believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.



     Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose a portion of its portfolio securities to satisfy distribution requirements.



     While credit ratings are only one factor the Adviser relies on in evaluating lower rated debt securities, certain risks are associated with using credit ratings. Credit rating agencies may fail to timely change the credit ratings to reflect subsequent events; however, the Adviser continuously monitors the issuers of lower rated debt securities in its portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of the Fund's investment objective may be more dependent upon the Adviser's credit analysis than is the case for higher quality debt securities. Credit ratings for individual securities may change from time to time and the Fund may retain a portfolio security whose rating has been changed.


     Investors should consider carefully the additional risks associated with investment in securities which carry lower ratings, which are not generally meant for short-term investment.

EMERGING GROWTH FUND



     The Fund seeks to provide capital appreciation for its shareholders; any ordinary income received from portfolio securities is entirely incidental.



     As a fundamental investment policy, the Fund under normal conditions invests at least 65% of its total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign, in the early stages of their life cycle, that the Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent it may invest in other securities such as preferred stocks, convertible securities and warrants.



     The Fund does not limit its investment to any single group or type of security. The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.



     The Fund's primary approach is to seek what the Adviser believes to be unusually attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.



     The Fund may invest up to 20% of its total assets in securities of foreign issuers. See "Investment Practices -- Foreign Securities." Additionally, the Fund may invest up to fifteen percent of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations. The Fund may enter into repurchase agreements with domestic banks and broker-dealers which involve certain risks. The Fund may invest in either warrants or restricted securities so long as such investments aggregate less than five percent of the Fund's total assets. The risks involved in investing in restricted securities, warrants and repurchase agreements are described in the Statement of Additional Information.



GLOBAL EQUITY FUND



     The investment objective of the Fund is to provide long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Fund intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Fund's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities. In selecting portfolio securities, the Fund attempts to take advantage of the differences between economic trends and the anticipated performance of securities markets in various countries.



     Normally, the Fund invests in securities of issuers traded on markets of at least three of the world's six largest countries by market capitalization (United States, Japan, United Kingdom, Germany, France and Canada), but securities of issuers traded on quoted markets of other countries are also considered for investment. The next six largest countries, in terms of market capitalization, are Switzerland, Italy, Netherlands, Australia, Sweden and Spain.


     The Adviser, subject to the direction of the Trust's Trustees, provides the Fund with an overall investment program consistent with the Fund's objective and policies. The Adviser is solely responsible for advising the Fund with respect to investments in the United States. John Govett, subject to overall review by the Adviser and the Trust's Trustees and other authorized officers, is responsible for recommending an optimal geographic equity allocation and is responsible for providing advice with respect to the Fund's investment in countries other than the United States. Investments may be shifted among the world's various capital markets and among different types of securities in accordance with ongoing analysis provided by the Adviser and John Govett of trends and developments affecting such markets and securities. The Adviser and John Govett are sometimes referred to as the "Advisers."



     While the investment policy of the Fund is to be broadly diversified as to both countries and individual issuers, the Advisers select individual countries and securities on the basis of several factors. Investments are allocated among issuers in countries selected based on a comparison of values between the equity markets in those countries. This comparison is based upon criteria such as return on equity, book value, earnings, dividends, and interest rates in each market. After evaluating these factors and others for each country and comparing opportunities among countries, the Advisers select those countries which, in their opinion, have the most attractive equity markets. This evaluation is influential in deciding the amount of investment in each equity market. Individual equity securities are selected within each market. The Advisers seek the most attractive individual equity securities based on factors such as book value, earnings per share and other financial data. The Advisers' approach to both country and individual security selection is characterized as a quantitative method utilizing specific financial criteria to identify both value and opportunity in the equity markets. The Advisers also endeavor to identify industry, political, and geographical trends which may affect equity values within individual countries or among a group of countries. The Advisers use these financial criteria and analysis of industry, political, and geographical trends to evaluate and compare equity investment opportunities among various countries and among securities within each country with the objective of identifying and investing in those securities which can best meet the Fund's investment objective. Of course, there is no assurance that the Advisers will be successful in this endeavor or that the investment objective will be realized.



     The Fund may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligations to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.



     The Fund may invest cash temporarily in short-term debt instruments. Such temporary investments will only be made with cash held to maintain liquidity or pending investment. See "Temporary Short-Term Investments" herein.



     Risk Factors. An investment in the Fund involves risks similar to those of investing in foreign common stocks generally. Investment in common stocks of foreign issuers may subject the Fund to risk of foreign political, economic and legal conditions and developments. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign common stocks may not be as liquid and may be more volatile than comparable domestic common stocks.


     Furthermore, issuers of foreign common stocks are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities purchased or sold in United States dollars, will incur transaction costs in converting currencies. Also, brokerage costs incurred in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund securities are higher than domestic custodial costs. See also "Investment Practices" for a discussion of certain additional risks related to investment practices that may be utilized by the Fund, including use of options, futures contracts and related options.



     Foreign Currency Transactions. The value of the Fund's securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund does not purchase and sell foreign currencies as an investment.



     The Fund also may enter into contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.



     The Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.



     Temporary Short-Term Investments. It is the Fund's policy to be fully invested in common stocks and securities convertible into common stocks. However, the Fund may hold a portion of its assets in cash to meet redemptions and other day-to-day operating expenses. The Fund may invest cash held for such purposes in obligations of the United States and of foreign governments, including their political subdivisions, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. The Fund also may invest cash held for such purposes in short-term, high grade foreign debt securities. High grade foreign debt securities are those debt securities of foreign issuers which the Advisers determine to have creditworthiness substantially equivalent to that of domestic issuers of debt securities rated investment grade.

GOVERNMENT FUND


GENERAL


     The investment objective of the Fund is to seek to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, at least 80% of the total assets of the Fund are invested in such securities. The Fund may invest its remaining assets (up to 20%) in other government related securities and in repurchase agreements fully collateralized by U.S. Government securities. The other government related securities include mortgage-related and mortgage-backed securities and certificates issued by financial institutions or broker-dealers representing "stripped" mortgage-related securities. See "Other Government Related Securities" below. In order to hedge against changes in interest rates, the Fund may purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and the Statement of Additional Information for discussion of options, futures contracts and options on futures contracts. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices -- Forward Commitments." The Fund is not designed for investors seeking capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund's objective will be achieved.



     Since the value of U.S. Government securities owned by the Fund will fluctuate depending upon market factors and inversely with prevailing interest rates, the net asset value of shares of the Fund will fluctuate. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of four to six years. Duration is a measure of the expected life of a debt security that incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.


     Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis expressed in years. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

     Duration allows an investment manager to make certain assumptions regarding how the value of a portfolio will generally respond to changes in interest rates. For example, a portfolio consisting entirely of treasury notes yielding 5.6% with a remaining maturity of two years would have a duration of 1.9 years and a 1% change in the interest rate earned on such securities would cause a change of approximately 1.9% in the net asset value of the portfolio. A portfolio consisting entirely of treasury notes yielding 7.8% with a remaining maturity of ten years would have a duration of 7.0 years and a 1% change in the interest rate earned on such securities would cause a change of between 6.5% and 8% in the net asset value of the portfolio. This example is intended for demonstration purposes only, however, and is not intended to approximate how the Fund's portfolio will respond to changes in interest rates. The Fund's investment portfolio may include securities with differing maturities and quality levels, and interest rates on those instruments may not all change by the same amount at the same time as rates rise or fall generally in the marketplace. Also, the treasury securities described in the example cannot be retired prior to maturity, while some of the securities in the Fund's portfolio can. These factors among others can cause the Fund's investment portfolio to respond somewhat differently to changes in interest rates than shown in the example.



     There are some situations where even a duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At December 31, 1994, the duration of the debt securities owned by the Fund, as adjusted for investments in options, futures contracts and related options, was approximately 5.2 years.



     The Fund often purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.



     The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus if market prices of debt securities increase, the Fund receives less total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to support or "enhance" monthly distributions. During periods when the Fund has capital loss carry forwards any capital gains generated from such transactions will be retained in the Fund. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and "Dividends, Distributions and Taxes" and the Statement of Additional Information for discussion of options, futures contracts and options on futures contracts.



     The purchase and sale of options may result in a high portfolio turnover rate. The Fund's turnover rate is shown in the table of "Financial Highlights." See "Investment Practices -- Fund Turnover."



     The Fund is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring the Fund to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. Thus, the Fund intends to invest in U.S. Treasury securities and in securities issued by at least four U.S.

Government agencies or instrumentalities in the amounts necessary to meet these diversification requirements at the end of each quarter of the year (or within thirty days thereafter).


     In the event the Fund does not meet the diversification requirements of
Section 817(h) of the Code, the policies funded by shares of the Fund will not be treated as life insurance for Federal income tax purposes and the owners of the policies will be subject to taxation on their share of the dividends and distributions paid by the Fund.


U.S. GOVERNMENT SECURITIES

     Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

     Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.


     Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

OTHER GOVERNMENT RELATED SECURITIES


     The Fund may invest up to 20% of its assets in other government related securities and in repurchase agreements fully collateralized by U.S. Government securities. A principal type of government related security in which the Fund may invest are mortgage-backed securities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").


     CMOs are debt securities issued by U.S. Government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986 (the "Tax Reform Act"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund will invest in such privately issued securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund intends to invest in privately issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency.


STRIPPED SECURITIES

     Stripped mortgage-related securities (hereinafter referred to as "Stripped Mortgage Securities") are derivative multiclass mortgage securities. Stripped Mortgage Securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.


     Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Securities will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield-to-maturity since interest payments cease as soon as the related principal amount is repaid. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa. Holders of PO securities are not entitled to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of such securities accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the certificate during the year. Such securities may involve greater risk than securities issued directly by the U.S. Government, its agencies or instrumentalities.

     Although the market for government-issued IO and PO securities backed by fixed-rate mortgages is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Trustees will establish guidelines and standards for determining whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid. Generally, such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share. Stripped Mortgage Securities, other than government-issued IO and PO securities backed by fixed-rate mortgages, are presently considered by the staff of the SEC to be illiquid securities and thus subject to the Fund's limitation on investment in illiquid securities.



MONEY MARKET FUND



     The Fund seeks protection of capital and high current income through investments in money market instruments. The investment policies, the percentage limitations, and the kinds of securities in which the Fund can invest may be changed by the Trustees, unless expressly governed by those limitations stated under "Investment Restrictions" in the Statement of Additional Information which can be changed only by action of the shareholders of the Fund. It is not the intention of the Trustees, however, to change these policies without prior notice to shareholders.



     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money-market instruments maturing within one year with a dollar-weighted average maturity of 90 days or less. It seeks high current income from these short-term investments to the extent consistent with protection of capital. Of course, there can be no guarantee that the Fund will achieve its objective or be able at all times to maintain its net asset value per share at $1.00. In addition, the daily dividend rate paid by the Fund may be expected to fluctuate. The Fund uses the amortized cost method for valuing portfolio securities purchased at a discount. See "Determination of Net Asset Value." It may invest in instruments of the following types, all of which will be U.S. dollar obligations:


OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES


     The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration.


BANK OBLIGATIONS


     The Fund may invest in negotiable time deposits, certificates of deposit and bankers' acceptances which are obligations of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements. The Fund is also authorized to invest up to five percent of its total assets in certificates of deposit issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the certificate of deposit acquired by the Fund is insured in full by the Federal Deposit Insurance Corporation.


COMMERCIAL PAPER


     The Fund may invest in short-term obligations of companies which at the time of investment are (a) rated in one of the two highest categories by at least two nationally recognized statistical organizations (or one rating organization if the obligation was rated by only one such organization), or (b) if not rated, are of comparable quality as determined in accordance with procedures established by the Trustees. See the Statement of Additional Information. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. (See the Appendix in the Statement of Additional Information for an explanation of these ratings). The Fund's current policy is to limit investments in commercial paper to obligations rated in the highest rating category.


REPURCHASE AGREEMENTS


     The Fund may enter into repurchase agreements with banks and broker-dealers which involve certain risks in the event of a default by the other party. See "Investment Practices -- Repurchase Agreements."



MULTIPLE STRATEGY FUND



     The investment objective of the Multiple Strategy Fund is to seek a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity, intermediate and long-term debt and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. The Adviser may vary the composition of the Fund from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, the Multiple Strategy Fund may, at any given time, be substantially invested in equity securities, bonds and notes or money market securities. Achieving this objective depends on management's abilities to assess the effect of economic and market trends on different sectors of the market. There can be no assurances that the investment objective of the Fund will be achieved.



     The Multiple Strategy Fund may invest in those money market securities which are eligible investments for the Trust's Money Market Fund. It may also invest in intermediate and long-term debt securities, including convertible securities, and in preferred and convertible preferred stock which are rated at the time of purchase BBB or better by S&P or Baa or better by Moody's, or in nonrated securities determined by the Adviser to be of comparable quality. To the extent investments are made in fixed-income securities, the Fund will invest primarily in such securities which are rated A or better by either rating agency. These ratings are described in the Appendix hereto. The Fund is not limited as to the maturities of the debt securities it may purchase. Debt securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.



     The common stocks in which the Fund may invest will be primarily stocks of large-capitalization quality companies. Generally, the characteristics of such companies include a strong balance sheet, good financial resources, a satisfactory rate of return on capital, a good industry position and superior management skills. The Adviser believes that companies that conform most closely to these characteristics often tend to exhibit generally consistent earnings growth.



     The Fund may engage in portfolio management strategies and techniques involving options, futures, contracts and options on futures contracts. Options, futures contracts, and options on futures contracts are described in "Investment Practices -- Using Options, Futures Contracts, and Options on Futures Contracts."



     The Multiple Strategy Fund may also invest in equity and debt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Multiple Strategy Fund will limit its investment in foreign securities to 25% of its total assets, taken at market value at the time of each investment. See "Investment Practices -- Foreign Securities." For a discussion of the Fund's practices regarding investment companies see "Investment Practices -- Investment in Investment Companies."

     Because of the fully managed approach of the Fund, portfolio turnover may be greater resulting in increased brokerage charges to the Fund.



REAL ESTATE SECURITIES FUND



     General. The Fund's primary investment objective is to provide shareholders with long-term growth of capital. Current income is a secondary consideration. The Fund will seek to achieve its investment objectives by investing principally in a diversified portfolio of Real Estate Securities which include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties, mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber products and hotel and entertainment companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's or BBB by S&P, a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by the Adviser to be of comparable quality. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody's or BBB by S&P are considered to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The rating of the ratings agencies represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Fund may invest more than 25% of its total assets in the real estate industry.



     Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments.



     The Fund may invest up to 25% of its assets in securities issued by foreign issuers. See "Investment Practices -- Foreign Securities." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and the Statement of Additional Information.



     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term investments as described below. The Fund will assume a temporary defensive posture only when economic and other factors affect the real estate industry market to such an extent that the Adviser believes there to be extraordinary risks in being primarily in Real Estate Securities.



     There can be no assurance that the Fund will achieve its investment objectives.



     Short-Term Investments. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. Such temporary investments may be made either for liquidity purposes, to meet shareholder redemption requirements or as a temporary defensive measure.

     Risk Factors. Although the Fund does not invest directly in real estate, an investment in the Fund will generally be subject to the risks associated with real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties of tenants and changes in interest rates. The value of securities of companies which service the real estate industry will also be affected by such risks. If the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.



     In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. Like investment companies such as the Fund, real estate investment trusts are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of any expenses paid by the real estate investment trusts in which it invests in addition to the expenses paid by the Fund.



     Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry.



     Additional information about the Fund's investment practices and the risks associated with such practices are contained in "Investment Objectives and Policies" and "Investment Practices" herein and in the Statement of Additional Information.


INVESTMENT PRACTICES AND RESTRICTIONS


     Repurchase Agreements. Each Fund may enter into repurchase agreements with broker-dealers or domestic banks (or a foreign branch or subsidiary thereof) which are deemed creditworthy by the Adviser under guidelines approved by the Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience delays and expenses in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights. No Fund will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds in the case of the Emerging Growth Fund, the Global Equity Fund, and the Real Estate Securities Fund, 15% of the value of the Fund's net assets and, in the case of the Common Stock Fund, the Domestic Strategic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund, ten percent of the value of its net assets.


     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces greater efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Funds than would be available to the Funds investing separately. The manner in which the joint account is managed is subject to conditions set forth in the SEC order obtained authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.



     Loans of Portfolio Securities. Each Fund, except the Real Estate Securities Fund, may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed ten percent of the total value of that Fund's assets, and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. See Statement of Additional Information.



     Foreign Securities. The Common Stock Fund, the Domestic Strategic Income Fund, the Emerging Growth Fund, the Multiple Strategy Fund and the Real Estate Securities Fund may invest up to 10%, 25%, 20%, 25% and 25%, respectively, of the value of such Funds' total assets in securities issued by foreign issuers. With respect to the Real Estate Securities Fund, some of such securities may also be Real Estate Securities. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since a Fund may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund's assets denominated in that currency and the Fund's yield on such assets.



     A Fund may also purchase foreign securities in the form of ADRs and EDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.



     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by a Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See "Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, the Fund will incur costs in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.



     Foreign Currency Transactions. The value of a Fund's portfolio securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. A Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. A Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. A Fund does not purchase and sell foreign currencies as an investment.



     A Fund also may enter into contracts with banks or other foreign currency brokers and dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.



     A Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. A Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies. With respect to the Global Equity Fund, see "Investment Objectives and Policies -- Global Equity Fund."



     Restricted Securities. The Emerging Growth Fund, the Global Equity Fund, and the Real Estate Securities Fund may invest up to fifteen percent of their net assets in restricted securities and other illiquid assets. The other Funds may each invest up to five percent of their net assets in restricted securities and other illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the Adviser pursuant to Board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since it is not possible to predict with assurance how the markets for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Fund's investment in these securities focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in the Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Fund's Trustees believe accurately reflects fair value.



     Short Sales Against the Box. The Global Equity Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.



     To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause such Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.



     Forward Commitments. The Domestic Strategic Income Fund and the Government Fund may purchase or sell U.S. Government securities (or debt securities with respect to the Real Estate Securities Fund) on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.



     Each Fund may either settle a Forward Commitment by taking delivery of the securities or may resell or repurchase a Forward Commitment on or before the settlement date in which event a Fund may reinvest the proceeds in another Forward Commitment. A Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, a Fund relies on the other party to complete the transaction; should the other party fail to do so, a Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.



     Each Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.



     Portfolio Turnover. Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Securities with maturities of less than one year are excluded in the computation of the portfolio turnover rate. The portfolio turnover rate is not a limiting factor when the Adviser deems it desirable to purchase or sell securities or to engage in transactions in options, futures contracts and options on futures contracts on behalf of the Common Stock Fund, the Emerging Growth Fund, the Global Equity Fund, the Government Fund, the Multiple Strategy Fund, and the Real Estate

Securities Fund. The annual turnover rates of each Fund is shown under "Financial Highlights." Higher portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the Fund. In addition, higher portfolio turnover may increase the recognition of short-term, rather than long-term, capital gains. See "Dividends, Distributions and Taxes."



     Using Options, Futures Contracts and Options on Futures Contracts. The Common Stock Fund, the Emerging Growth Fund, the Global Equity Fund, the Government Fund, the Multiple Strategy Fund, and the Real Estate Securities Fund may purchase or sell options, futures contracts or options on futures contracts. The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of the Fund's portfolio and the Adviser's expectations concerning the securities markets. See the Statement of Additional Information for a discussion of options, futures contracts and options on futures contracts.



     Potential Risks of Options, Futures Contracts and Options on Futures Contracts. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the Adviser and in the case of the Global Equity Fund, John Govett is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. A Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by a Fund is considered an illiquid security. Any OTC Option written by a Fund is with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options are considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. A Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by a Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian. Each Fund may not invest more than ten percent of its net assets (or 15% for the Emerging Growth Fund, the Global Equity Fund, and the Real Estate Securities Fund) in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions in options, futures contracts and options on futures contracts is contained in the Statement of Additional Information.



     Investment in Investment Companies. Certain Funds of the Trust may invest in a separate investment company, Van Kampen American Capital Small Capitalization Fund ("Small Cap Fund"), that invests in a broad selection of small capitalization securities. The shares of the Small Cap Fund are available only to investment companies advised by the Adviser. The Common Stock Fund and the Multiple Strategy Fund may invest in the Small Cap Fund. The Adviser believes that the use of the Small Cap Fund provides the Funds with the most effective exposure to the performance of the small capitalization sector of the stock market while at the same time minimizing costs. The Adviser charges no advisory fee for managing the Small Cap Fund, nor is there any sales load or other charges associated with distribution of its shares. Other expenses incurred by the Small Cap Fund will be borne by it, and thus indirectly by the Van Kampen American Capital funds that invest in it. With respect to such other expenses, the Adviser anticipates that the efficiencies resulting from use of the Small Cap Fund will result in cost savings for the Funds and other Van Kampen American Capital funds. In large part these savings will be attributable to the fact that administrative actions that would have to be performed multiple times if each Van Kampen American Capital fund held its own portfolio of small capitalization stocks will need to be performed only once. The Adviser expects that the Small Cap Fund will experience trading costs that will be substantially less than the trading costs that would be incurred if small capitalization stocks were purchased separately for the Funds and other Van Kampen American Capital funds.


     The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.


     The Common Stock Fund, and the Multiple Strategy Fund will each be deemed to own a pro rata portion of each investment of the Small Cap Fund. For example, if a Fund's investment in the Small Cap Fund were $10 million, and the Small Cap Fund had five percent of its assets invested in the electronics industry, the Fund would be considered to have an investment of $500,000 in the electronics industry.



     Brokerage Practices. The Adviser and, in the case of the Global Equity Fund, John Govett, are responsible for the placement of orders for the purchase and sale of portfolio securities for the Fund and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The Adviser and, in the case of the Global Equity Fund, John Govett, are authorized to place portfolio transactions with brokerage firms participating in the distribution of shares of the Fund and other Van Kampen American Capital mutual funds if it reasonably believes that the quality of the execution and the commission are comparable to that available from other qualified brokerage firms. The Adviser and, in the case of the Global Equity Fund, John Govett, are authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser and, in the case of the Global Equity Fund, John Govett, determine that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser and, in the case of the Global Equity Fund, John Govett, in managing the assets of other advisory accounts as well as in the management of the assets of the Fund.



THE TRUST AND ITS MANAGEMENT



     The Trust, an open-end, diversified management investment company, generally known as a mutual fund, was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995, under the laws of the state of Delaware as a business entity commonly known as a "Delaware business trust." A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a diversified portfolio of securities by combining their resources in an effort to achieve such goals.



     The Trust's fourteen Trustees have the responsibility for overseeing the affairs of the Fund. The Adviser, 2800 Post Oak Boulevard, Houston, Texas 77056, determines the investment of the Trust's assets, provides administrative services and manages the Trust's business and affairs. The Adviser, together with its predecessors, has been in the investment advisory business since 1926.



     THE ADVISER. The Adviser is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and nearly $50 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading financial advisers nationwide.



     Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Trust and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen

American Capital. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of Van Kampen American Capital own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own five percent or more of the common stock of VK/AC Holding, Inc.



     As of September 8, 1995, the Adviser owned beneficially and of record approximately 43.30% and 92.07% of the outstanding shares of the Emerging Growth Fund and Global Equity Fund, respectively, and therefore, may be deemed to control those Funds.



     THE SUBADVISERS. John Govett is a United Kingdom-based investment management company whose investment management activities originated in the 1920s, and was incorporated in 1955 to provide a corporate structure for a management group. Located at 4 Battle Bridge Lane, London SE1 2HR, England. John Govett is a wholly-owned subsidiary of Govett & Company Limited, a corporation listed on the London Stock Exchange. The Govett Group, which manages or administers investment funds valued at approximately $8.6 billion, maintains offices in London, Singapore, Jersey (Channel Islands), Sacramento, Raleigh, and San Francisco. John Govett provides advisory services to the Adviser with respect to the Global Equity Fund.



     Hines Realty Advisors provides real estate advisory services to the Adviser of the Real Estate Securities Fund. Hines Realty Advisors is a limited partnership among Hines Holdings, Inc. (as general partner), and Hines 1980 A, Ltd. and Gerald D. Hines (as limited partners). Mr. William S. Wardrop, Jr. is President and Mr. Glenn L. Lowenstein is Vice President of Hines Realty Advisors. Hines Realty Advisors has had limited previous experience as an investment adviser to mutual funds (since mid May 1994). Affiliates of Hines Realty Advisors have extensive domestic and international experience in owning and managing real estate. Hines Realty Advisors, an affiliate of the Hines real estate organization ("Hines"), provides a comprehensive evaluation of the real estate market. Founded in 1957, Hines has proven experience in a full range of real estate services: strategic asset management, property management development, marketing and leasing, acquisition/disposition and financing. Headquartered in Houston, Texas, Hines has regional offices in New York, San Francisco, Atlanta and Chicago as well as 29 additional submarkets. The firm also has offices in Mexico City, Berlin and Moscow. Hines owns and/or manages more than 61 million square feet of prime office, retail and industrial space representing more than 451 projects. Major projects include: Pennzoil Place in Houston, the Gallerias in Houston and Dallas, 53rd At Third in New York, 101 California in San Francisco, One Ninety One Peachtree in Atlanta, Three First National Plaza in Chicago and Huntington Center in Columbus.



     Hines associates in field offices nationwide generate regional economic analysis based on demographic factors such as job growth and population movement. Hines also provides a regional property-type analysis determining whether the property -- outlet mall, strip shopping center or apartment complex, among others -- makes sense in the area.



     ADVISORY AGREEMENTS. The Trust and the Adviser are parties to an investment advisory agreement (the "Advisory Agreement I"), pursuant to which the Trust retains the Adviser to manage the investment of assets and to place orders for the purchase and sale of portfolio securities for the Common Stock Fund, the Domestic Strategic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund. The Trust and the Adviser are also parties to three additional investment advisory agreements ("Advisory Agreements -- II, III and IV"), pursuant to which the Adviser manages the investment of assets and places orders for the purchase and sale of portfolio securities for the Emerging Growth Fund, the Global Equity Fund, and the Real Estate Securities Fund, respectively (Advisory Agreements -- I, II, III and IV are referred to herein collectively as the "Advisory Agreements").



     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among the investment companies advised by the Adviser. The Trust also pays shareholder service agency fees, custodian fees, legal and auditing fees, trustees' fees, the costs of registration of its shares and reports and proxies to shareholders and all other ordinary expenses not specifically assumed by the Adviser or the Distributor.



     Under Advisory Agreement-I, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the subject Funds at an annual rate of 0.50% of the first $500 million of such Funds' aggregate average net assets; 0.45% of the next $500 million of such Fund's aggregate average net assets, and 0.40% of such Fund's aggregate average net assets in excess of $1 billion. Each Fund pays its pro rata share of the fee based upon its average daily net assets. For the fiscal year ended December 31, 1994, advisory fees plus the cost of accounting services payable by the Trust, before expense reimbursements, equaled .50%, .70%, .58%, .67% and .59% for the Common Stock Fund, the Domestic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund, respectively, of each Fund's average daily net assets. For the same period, each Fund's net total operating expenses were 0.60%. Such figure results from the Adviser's agreement that so long as it serves as Adviser to such Fund it will limit the ordinary business expenses of such Fund to 0.60% per year of the average net assets of such Fund by reducing the advisory fee and/or bearing other expenses of a Fund in excess of such limitation. Expenses subject to such limitation do not include (1) interest and taxes, (2) brokerage commissions, (3) certain litigation and indemnification expenses as described in the Advisory Agreement, and (4) any distribution expenses which may be incurred by a Fund in the event a Distribution Plan is adopted. Any required reduction or expense payment is computed and paid monthly, subject to readjustment during the fiscal year.



     Under Advisory Agreement-II, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the Emerging Growth Fund at an annual rate of 0.70%.



     The Trust retains the Adviser to manage the investment of the Global Equity Fund's assets and to place orders for the purchase and sale of its portfolio securities. The Adviser has entered into a subadvisory agreement, (the "Global Equity Subadvisory Agreement") with John Govett to assist it in performing its investment advisory functions. John Govett will be primarily responsible for recommending the allocation of investments among various international markets and currencies; recommendation and selection of particular securities in the international markets and placement of portfolio transactions in the foreign equity markets. Under Advisory Agreement-III, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly, computed on average daily net assets of the Global Equity Fund at the annual rate of 1.00%. This fee is higher than that charged by most other mutual funds but the Trustees believe it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objective and policies similar to those of the Fund. Pursuant to the Global Equity Subadvisory Agreement, John Govett receives on an annual basis 50% of the compensation received by the Adviser.

     Under Advisory Agreement-IV, the Trust pays the Adviser a monthly fee computed on average daily net assets of the Real Estate Securities Fund at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trustees believe it is justified by the special nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. The Adviser has entered into an investment sub-advisory agreement (the "Hines Subadvisory Agreement") with Hines Realty Advisors to assist it in performing its investment advisory functions. Hines Realty Advisors is primarily responsible for the following areas: (i) providing regional economic analysis of the areas in which properties owned by real estate investment trusts are located; (ii) analyzing attractiveness of the property-type within the geographic region; (iii) evaluating and assessing real estate valuation and the condition of property; (iv) evaluating property managers and sponsors of real estate investment trusts; and (v) continuously reviewing and monitoring the real estate investments in the Fund's portfolio. Pursuant to the Hines Subadvisory Agreement, Hines Realty Advisors receives on an annual basis 50% of the compensation received by the Adviser.



     The Adviser, John Govett, Hines Realty Advisor and/or the Distributor may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse any Fund for ordinary business expenses in excess of an agreed upon amount.



     With regard to the Money Market Fund, the Domestic Strategic Income Fund and Government Fund, the Adviser may utilize at its own expense credit analysis, research and trading support services provided by its affiliate, Van Kampen American Capital Investment Advisory Corp.



     PORTFOLIO MANAGEMENT. The Funds have different portfolio managers. B. Robert Baker is primarily responsible for the day-to-day management of the Common Stock Fund's investment portfolio. Mr. Baker is Vice President of the Trust and has been primarily responsible for managing the Fund's investment portfolio since May 2, 1994. Mr. Baker has been an Associate Portfolio Manager of the Adviser since November, 1991. Prior to that, he was Vice
President -- Portfolio Manager with Variable Annuity Life Insurance Co. Walter
W. Stabell, III is primarily responsible for the day-to-day management of the Domestic Strategic Income Fund's investment portfolio. Mr. Stabell is Vice President of the Trust and Associate Portfolio Manager of the Adviser. Mr. Stabell has been primarily responsible for managing the Fund's investment portfolio since March, 1990. Gary M. Lewis is primarily responsible for the day-to-day management of the Emerging Growth Fund's investment portfolio. Mr. Lewis is Vice President of the Trust and Vice President of the Adviser. Mr. Lewis has been responsible for managing the Fund's investment portfolio since its inception. Jeff New is primarily responsible for the day-to-day management of the Global Equity Fund's investment portfolio with respect to investments in the United States. Mr. New is Vice President of the Trust. He has been an associate portfolio manager with the Adviser since April 1990. Prior to that he was a securities analyst with Texas Commerce Investment Management Company. Mr. New has been primarily responsible for managing the Fund's investment portfolio with respect to investments in the United States since its inception. John Govett has employed Peter Kysel since September 1994 as Director and Fund Manager. He is primarily responsible for allocating the Fund's investments between United States and non-United States equity securities and day-to-day management of the Fund's investments in counties other than the United States. Mr. Kysel has provided such services since the Fund's inception. Mr. Kysel was previously a managing director of the investment banking division of Komercni Bank. John R. Reynoldson is primarily responsible for the day-to-day management of the Government Fund's investment portfolio. Mr. Reynoldson is Vice President of the Trust and has been Senior Vice President of the Adviser since July, 1991. Mr. Reynoldson has been primarily responsible for managing the Portfolio's investment portfolio since December, 1989. David R. Troth is primarily responsible for the day-to-day management of the Money Market Fund's investment portfolio. Mr. Troth is Vice President of the Trust and has been Senior Vice President of the Adviser since March, 1978. Mr. Troth has been primarily responsible for managing the Fund's investment portfolio since its inception. Alan T.

Sachtleben is responsible for allocating the Multiple Strategy Fund's assets between the equity and fixed-income categories in which the Fund invests. B. Robert Baker manages the Multiple Strategy Fund's equity investments and Tom Copper manages the Fund's fixed income investments. Mr. Sachtleben is a Vice President of the Trust. Messrs. Sachtleben and Copper have managed the Fund's investment portfolio since August 7, 1995, and Mr. Baker has managed the Fund's investment portfolio since May 2, 1994. Mr. Sachtleben is Executive Vice President -- Chief Investment Officer of Equity of the Adviser. Mr. Copper is Associate Portfolio Manager of the Adviser since January, 1992. Prior to that time, he was a credit analyst with the Adviser.



     Mary Jayne Maly is primarily responsible for the day-to-day management of the Real Estate Securities Fund's investment portfolio. She has served in that capacity since the inception of the Fund. Ms. Maly is Vice President of the Trust and has been a portfolio manager with the Adviser since 1994. Prior to that time, Ms. Maly was an associate portfolio manager with the Adviser and was formerly a senior equity analyst at Texas Commerce Management Company.


     PERSONAL INVESTING POLICIES. The Trust and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Trust and the Adviser and its employees. The Codes permit directors/trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.

PURCHASE OF SHARES


     The Trust is offering its shares only to Separate Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Trust does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Trust's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust continuously offers shares in each of its Funds to the Accounts at prices equal to the respective per share net asset value of the Fund. The Distributor, One Park View Plaza, Oakbrook Terrace, Illinois 60181, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."


DETERMINATION OF NET ASSET VALUE


     Net asset value per share is computed for each Fund as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying Prospectus for the policies for information regarding holidays observed by the insurance company. Net asset value of each Fund is determined by adding the total market value of all portfolio securities held by the Fund, cash and other assets, including accrued interest. All liabilities, including accrued expenses, of the Fund are subtracted. The resulting amount is divided by the total number of outstanding shares of the Fund to arrive at the net asset value of each share. See "Determination of Net Asset Value" in the Statement of Additional Information for further information.



     Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sales price is not available are valued at the most recent bid price. U.S. Government and agency obligations are valued at the last reported bid price. Listed options are valued at the last reported sale price in the exchange on which such option is traded or, if no sales are reported, at the mean between the last reported bid and asked prices. Options for which market quotations are not readily available are valued at a fair value calculated under a method approved by the Trustees. Short-term investments for all Funds other than the Money Market Fund are valued as described in the Notes to Financial Statements in the Statement of Additional Information.



     The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio security at its cost, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar fund which uses available market quotations to value all of its portfolio securities.


REDEMPTION OF SHARES


     Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt of a request in proper form. The market value of the securities in each Fund is subject to daily fluctuations and the net asset value of each Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.


DIVIDENDS, DISTRIBUTIONS AND TAXES


     All dividends and capital gains distributions of each Fund are automatically reinvested by the Account in additional shares of such Fund.



     Shares of the Money Market Fund and Government Fund become entitled to income distributions declared on the day the shareholder service agent receives payment of the purchase price in the form of federal funds. Such shares do not receive income distributions declared on the date of redemption.



     Dividends of the Money Market Fund. The Money Market Fund declares income dividends each business day. The Fund's net income for dividend purposes is calculated daily and consists of interest accrued or discount earned, plus or minus any net realized gains or losses on portfolio securities, less any amortization of premium and the expenses of the Fund.



     Dividends and Distributions of the Common Stock Fund, the Domestic Strategic Income Fund, the Emerging Growth Fund, the Global Equity Fund, the Multiple Strategy Fund and the Real Estate Securities Fund. Dividends from stocks and interest earned from other investments are the main source of income for these Funds. Substantially all of this income, less expenses, is distributed on an annual basis. When a Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years. Each of these Funds distributes any net realized capital gains to the Account no less frequently than annually.



     Dividends and Distributions of the Government Fund. The Government Fund declares income dividends each business day. Such dividends are distributed monthly. The daily dividend is a fixed amount determined at least monthly which is expected not to exceed the net income of the Fund for the month divided by the number of business days in the month. The Government Fund intends to distribute monthly, or on such other basis as may be determined from time to time by the Trustees, its net realized short-term capital gains, including such gains realized from net premiums received from expired options, net gains from closing purchase transactions and net short-term gains from securities sold upon the exercise of options or otherwise, less any net realized long-term capital loss. Net realized long-term capital gains, if any, are generally distributed at least annually.

     Tax Status of the Funds. Each Fund will or has elected to be taxed as a "regulated investment company" under the Code. By maintaining its qualification as a "regulated investment company," a Fund will not incur any liability for federal income taxes to the extent its taxable ordinary income and any capital gain net income is distributed in accordance with Subchapter M of the Code. By qualifying as a regulated investment company, a Fund is not subject to federal income taxes to the extent it distributes its taxable net investment income and taxable net realized capital gains. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net realized capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). Each Fund is subject to the diversification requirements of Section 817(h) of the Code. See also "Government
Fund -- General" for information regarding Section 817(h) of the Code.



     Dividends and interest received by certain funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of a Fund's total assets at the close of its fiscal year consists of securities of foreign issuers, the Fund will be eligible, and may file elections with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such taxes in their United States income tax returns as gross income, treat such respective pro rata portions as taxes paid by them, and deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. The Fund will report annually to its shareholders the amount per share of such withholding.



     Under Code Section 988, foreign currency gains or losses from certain forward contracts not traded in the interbank market generally are typically treated as ordinary income or loss. Such Code Section 988 gains or losses may increase or decrease (or possibly eliminate) the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.



     Tax Treatment to Insurance Company as Shareholder. Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends on the insurance company's tax status. To the extent that income of a Fund represents dividends on equity securities rather than interest income, its distributions are eligible for the 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. The Trust will send to the Account a written notice required by the Code designating the amount and character of any distributions made during such year.



     Under the Code, any distribution designated as being made from a Fund's net realized long-term capital gains are taxable to the insurance company as long-term capital gains. Such distributions of long-term capital gains will be designated as a capital gains distribution in a written notice to the Account which accompanies the distribution payment. Long-term capital gains distributions are not eligible for the dividends received deduction. Dividends and capital gain distributions to the insurance company may also be subject to state and local taxes.


     As described in the accompanying Prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by it.

     Tax Treatment of Options and Futures Transactions. Gains or losses on certain Funds' transactions in listed options on securities, futures and options on futures generally are treated as 60% long-term and 40% short-term, ("60/40"), and positions held by a Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised, in which case the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting positions and generally terminate the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.



FUND PERFORMANCE



     From time to time all the Funds, except the Money Market Fund, may advertise their total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five and ten-year periods or for the life of the Fund. Other total return quotations, aggregate or average, over other time periods may also be included. Total return calculations do not take into account expenses at the "wrap" or contractholder level. Investors should also review total return calculations that include those expenses.



     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.


     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.


     In addition to total return information, the Government Fund and the Domestic Strategic Income Fund may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a thirty-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. Yield calculations do not take into account expenses at the "wrap" or contractholder level. Investors should also review yield calculations that include those expenses.



     From time to time, certain Funds may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for shares of a Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's shares.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Fund's then current dividend rate.



     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Fund, portfolio maturity and a Fund's expenses.



     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, a Fund's investment policies, and the risks of investing in shares of a Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



     The Adviser, for an indefinite period has agreed to absorb a certain amount of the ordinary business expenses of the Common Stock Fund, Domestic Strategic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund. Absorption of a portion of the expenses will increase the yield or total return of a Fund.



     From time to time the Money Market Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The current and effective yields for the seven-day period ending June 30, 1995, and a description of the method by which the yield was calculated is contained in the Statement of Additional Information.



     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instrument held in a portfolio, portfolio maturity, operating expenses and market conditions.



     The Trust's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the cover page of this Prospectus.



DESCRIPTION OF SHARES OF THE TRUST



     The Trust was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995, under the laws of the state of Delaware as a business entity commonly known as "Delaware business trust." It is authorized to issue an unlimited number of shares of beneficial interest of $0.01 par value. Shares issued by the Trust are fully paid, non-assessable and have no preemptive or conversion rights.



     The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. More detailed information concerning the Trust if set forth in the Statement of Additional Information.

     The Trust's Declaration of Trust provides that no Trustee, officer or shareholder of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Trust but the assets of the Trust only shall be liable.


ADDITIONAL INFORMATION


     This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.



     An investment in the Trust may not be appropriate for all investors.



     The Trust is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Trust.



     An investment in the Trust is intended to be a long-term investment, and should not be used as a trading vehicle.

APPENDIX


DESCRIPTION OF BOND RATINGS



MOODY'S INVESTORS SERVICE'S BOND RATINGS:


     AAA -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



     NONRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



     Should no rating be assigned, the reason may be one of the following:



     1. An application for rating was not received or accepted.



     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.



     3. There is lack of essential data pertaining to the issue or issuer.



     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



     Note: Those bonds in the Aa, A, Baa and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.



STANDARD & POOR'S BOND RATINGS:


     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     NR -- Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


PREFERRED STOCK RATINGS:

     Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock except in the case of Moody's preferred stock ratings the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality distinctions are comparable to those described above for corporate bonds.

                                      VAN KAMPEN AMERICAN CAPITAL
                                      LIFE INVESTMENT TRUST
                                      ------------------
                                      2800 Post Oak Blvd.
                                      Houston, TX 77056
                                      ------------------

                                      Investment Adviser

                                      VAN KAMPEN AMERICAN CAPITAL
                                      ASSET MANAGEMENT, INC.
                                      2800 Post Oak Blvd.
                                      Houston, TX 77056

                                      Investment Subadvisers
                                      For Global Equity Fund:

                                      JOHN GOVETT & CO. LIMITED
                                      4 Battle Bridge Lane
                                      London SE1 2HR
                                      England

                                      For Real Estate Securities Fund:

                                      HINES INTERESTS REALTY
                                      ADVISORS LIMITED PARTNERSHIP
                                      2800 Post Oak Blvd.
                                      Houston, TX 77056

                                      Distributor

                                      VAN KAMPEN AMERICAN CAPITAL
                                      DISTRIBUTORS, INC.
                                      One Parkview Plaza
                                      Oakbrook Terrace, IL 60181

                                      Transfer Agent

                                      ACCESS INVESTOR SERVICES, INC.
                                      P.O. Box 418256
EXISTING SHAREHOLDERS--               Kansas City, MO 64141-9256
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL          Custodian
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666                STATE STREET BANK AND
                                      TRUST COMPANY
PROSPECTIVE INVESTORS--CALL           225 Franklin Street, P.O. Box 1713
YOUR BROKER OR (800) 421-5666         Boston, MA 02105-1713
                                      Attn: Van Kampen American Capital Funds
DEALERS--FOR DEALER
INFORMATION, SELLING                  Legal Counsel
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE               O'MELVENY & MYERS
DISTRIBUTOR'S TOLL-FREE               400 South Hope Street
NUMBER--(800) 421-5666                Los Angeles, CA 90071

FOR SHAREHOLDER AND                   Independent Accountants
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS                    PRICE WATERHOUSE LLP
DEVICE FOR THE DEAF (TDD)             1201 Louisiana, Suite 2900
DIAL (800) 772-8889                   Houston, TX 77002
                                      [/R]

                            LIFE INVESTMENT TRUST


--------------------------------------------------------------------------------


      P       R       O      S      P      E      C      T      U      S



                              SEPTEMBER 18, 1995



         ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ------


                         VAN KAMPEN AMERICAN CAPITAL

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 18, 1995



               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

                              2800 POST OAK BLVD.
                              HOUSTON, TEXAS 77056
                                 (800) 421-5666


     Van Kampen American Capital Life Investment Trust (the "Trust") is a diversified, open-end management investment company with eight Funds: Common Stock Fund, Domestic Strategic Income Fund, Emerging Growth Fund, Global Equity Fund, Government Fund, Money Market Fund, Multiple Strategy Fund and Real Estate Securities Fund. Each Fund is in effect a separate portfolio issuing its own shares.


                             ---------------------


     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated September 18, 1995. A Prospectus may be obtained without charge by calling or writing Van Kampen American Capital Distributors, Inc. (the "Distributor") at 2800 Post Oak Blvd., Houston, Texas 77056 at (800) 421-5666.


                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        ----
GENERAL INFORMATION...................................................................    2
INVESTMENT OBJECTIVES AND POLICIES....................................................    4
REPURCHASE AGREEMENTS.................................................................   10
FORWARD COMMITMENTS...................................................................   10
DEPOSITARY RECEIPTS...................................................................   11
OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...........................   11
LOANS OF PORTFOLIO SECURITIES.........................................................   18
INVESTMENT RESTRICTIONS...............................................................   18
TRUSTEES AND EXECUTIVE OFFICERS.......................................................   28
INVESTMENT ADVISORY AGREEMENT.........................................................   33
DISTRIBUTOR...........................................................................   34
TRANSFER AGENT........................................................................   35
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................   35
DETERMINATION OF NET ASSET VALUE......................................................   37
PURCHASE AND REDEMPTION OF SHARES.....................................................   39
DISTRIBUTIONS AND TAXES...............................................................   39
FUND PERFORMANCE......................................................................   41
MONEY MARKET FUND YIELD INFORMATION...................................................   41
OTHER INFORMATION.....................................................................   42
FINANCIAL STATEMENTS..................................................................   42
APPENDIX..............................................................................   43

GENERAL INFORMATION


     The Trust was originally organized under the laws of the Commonwealth of Massachusetts on June 3, 1985 and reorganized under the laws of Delaware September 16, 1995.



     Van Kampen American Capital Asset Management, Inc. (the "Adviser"), Van Kampen American Capital Distributors, Inc. (the "Distributor"), and ACCESS Investor Services, Inc. ("ACCESS") are wholly owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding, Inc. Advantage Capital Corporation, a retail broker-dealer affiliate of the Distributor, is a wholly owned subsidiary of VK/AC Holding, Inc.



     As of September 8, 1995 no person was known by management to own beneficially or of record as much as five percent of the outstanding shares of any portfolio except as set forth below. The Fund offers its share only to separate accounts of various insurance companies. Those separate accounts have authority to vote shares from which they have not received instructions from the contractholders, but only in the same proportion with respect to "yes" votes, "no" votes or abstentions as is the case with respect to shares for which instructions were received.



MONEY MARKET FUND



                                                              AMOUNT OF RECORD OWNERSHIP
                   NAME AND ADDRESS OF                               OF THE FUND
                      RECORD HOLDER                              AT SEPTEMBER 8, 1995        PERCENT
                   -------------------                        --------------------------     -------
American General Life Insurance Company                               5,325,631.08            22.23%
  Separate Account D
  P.O. Box 1591
  Houston, Texas 77251-1591

Nationwide VLI -- Separate Account of Nationwide                     10,041,455.86            41.91%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029

Nationwide Variable Account -- 3                                      8,536,206.83            35.63%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029

COMMON STOCK FUND

American General Life Insurance Company                                 713,234.72            15.30%
  Separate Account D
  P.O. Box 1591
  Houston, Texas 77251-1591

                                                              AMOUNT OF RECORD OWNERSHIP
                   NAME AND ADDRESS OF                               OF THE FUND
                      RECORD HOLDER                              AT SEPTEMBER 8, 1995        PERCENT
                   -------------------                        --------------------------     -------
American General Life Insurance Company                                 277,665.93             5.60%
  Separate Account D
  Variety Plus
  P.O. Box 1591
  Houston, Texas 77251-1591

Nationwide Variable Account -- 3                                      2,023,039.69            43.40%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029

Nationwide VLI -- Separate Account of Nationwide                      1,648,129.02            35.35%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029

GOVERNMENT FUND

Nationwide VLI -- Separate Account of Nationwide                      6,461,157.11            84.60%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029

Nationwide Variable Account -- 3                                      1,055,989.78            13.83%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029

MULTIPLE STRATEGY FUND

Nationwide VLI -- Separate Account of Nationwide                      1,969,198.67            38.95%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029

Nationwide Variable Account -- 3                                      2,844,098.38            56.26%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029

DOMESTIC STRATEGIC INCOME FUND

American General Life Insurance Company                                 686,902.41            22.39%
  P.O. Box 1591
  Houston, Texas 77251-1591

Nationwide VLI -- Separate Account of Nationwide                        422,377.28            13.77%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029

Nationwide Variable Account -- 3                                     1,837,548.277            59.90%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029

                                                              AMOUNT OF RECORD OWNERSHIP
                   NAME AND ADDRESS OF                               OF THE FUND
                      RECORD HOLDER                              AT SEPTEMBER 8, 1995        PERCENT
                   -------------------                        --------------------------     -------
GLOBAL EQUITY FUND

Van Kampen American Capital Asset Management, Inc.                      200,010.00            92.07%
  2800 Post Oak Blvd.
  Houston, Texas 77056

EMERGING GROWTH FUND

Van Kampen American Capital Asset Management, Inc.                       50,010.00            43.30%
  2800 Post Oak Blvd.
  Houston, Texas 77056

Nationwide VLI -- Separate Account of Nationwide                         27,625.34            23.92%
  Life Insurance Company
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, Ohio 43218-2029

Nationwide Variable Account -- 3                                         37,874.39            32.79%
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, Ohio 43218-2029

REAL ESTATE SECURITIES FUND

Van Kampen American Capital Asset Management, Inc.                       50,010.00            15.81%
  2800 Post Oak Blvd.
  Houston, Texas 77056

Nationwide Variable Account -- II                                       252,755.60            79.91%
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, Ohio 43218-2029


INVESTMENT OBJECTIVES AND POLICIES

     The following disclosures supplement disclosures set forth under an identical caption in the Prospectus and do not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.


COMMON STOCK FUND


     The Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks. Any income received on such securities is incidental to the objective of capital appreciation. When, in the opinion of the Adviser, the then prevailing market conditions dictate a defensive position, the Fund may temporarily hold a significant percentage of its assets in cash, U.S. Government securities, or investment grade debt securities. The Fund may enter into repurchase agreements with banks and broker-dealers. See "Repurchase Agreements."

     In seeking to obtain capital appreciation, the Fund may trade to a substantial degree in securities for the short term. To this extent, the Fund would be engaged essentially in trading operations based on expectation of short-term market movements. However, the Fund also seeks investments which are expected to appreciate over a longer period of time. See "Portfolio Transactions and Brokerage."


DOMESTIC STRATEGIC INCOME FUND



     The primary objective of the Fund is to maximize current income through investment primarily in a diversified portfolio of fixed-income securities. Capital appreciation is a secondary objective which is sought only when consistent with the primary objective. There is, of course, no assurance that the Fund will be successful in achieving its investment objective.



     Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit rating of an issuer whose securities are held in the Fund's portfolio or a general increase in interest rates would be expected to reduce the value of the Fund's investments.



     The Fund expects that at all times at least 80% of its assets will be invested in fixed-income securities rated at the time of purchase B or higher by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), nonrated securities considered by the Adviser to be of comparable quality, and U.S. Government securities (as defined herein).



     Lower rated and comparable nonrated securities tend to offer higher yields than higher rated securities with the same maturities because the historical conditions of the issuers of lower rated securities may not have been as strong as that of other issuers. The Adviser, however, believes that such ratings are not necessarily an accurate reflection of the current financial condition of the issuers because they may be based upon considerations taken into account at the time such ratings were assigned, rather than upon subsequent developments affecting such issuers. Moreover, ratings categories tend to be broad, so that there may be significant variations among the financial condition of issuers within the same category. For these reasons, the Adviser may rely more on its own analysis in determining which securities offer the best opportunities for higher yields without unreasonable risks; therefore, the achievement of the Fund's objectives will depend more on the Adviser's analytical and portfolio management skills than would be the case if greater reliance were placed on ratings assigned by the rating services. The Adviser's analysis will focus on a number of factors affecting the financial condition of a company; including the strength of its management; the financial soundness of the company and the outlook of its industry; the security's responsiveness to changes in interest rates and business conditions; the cash flow of the company; dividend or interest coverage; and the fair market value of the company's assets. In making portfolio decisions for the Fund, the Adviser will attempt to identify higher yielding securities of companies whose financial condition has improved since the issuance of such securities, or is anticipated to improve in the future.



     The Fund may invest up to 20% of its total assets in debt securities rated below B by Moody's and S&P or nonrated securities considered by the Adviser to be of comparable quality, common stocks or other equity securities and in non-income producing securities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. The Fund will not cause more than ten percent of its total assets to be invested in common stocks or other equity securities. See "Investment Objectives and Policies -- Domestic Strategic Income Fund," in the Prospectus.



     Certain of the lower rated debt securities in which the Fund may invest may be purchased at a discount. Such securities, when held to maturity or retired, may include an element of capital gain. Capital losses may be realized when securities purchased at a premium are held to maturity or are called or redeemed at a price lower than the purchase price. Capital gains or losses are also realized upon the sale of securities at prices that differ from their cost. The market prices of fixed-income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.



     The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration. Such securities are referred to as "U.S. Government securities".

     Additional Risks of Investing in Lower Rated Debt Securities. Additional risks of lower rated securities include limited liquidity and secondary market support. As a result, the prices of debt securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or lower rated debt securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. Reduced liquidity could also create difficulties in accurately valuing such securities at certain times. The lower rated debt market has grown primarily during a period of long economic expansion and it is uncertain how it would perform during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for lower rated debt and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. See "Investment Objectives and Policies" in the Prospectus for a further discussion of risk factors associated with investments in lower rated debt securities, which are not generally meant for short-term investment.



EMERGING GROWTH FUND



     The Fund seeks capital appreciation.



     The following investment techniques, subject to the Investment Restrictions below, may be employed by the Fund. These techniques inherently involve the assumption of a higher degree of risk than normal and the possibility of more volatile price fluctuations.



     Restricted Securities. The Fund may invest up to fifteen percent of the value of its net assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. Investments in securities which have no readily available market value are valued at fair value as determined in good faith by the Trust's Trustees. Ordinarily, the Fund would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to the Fund. However, registration and underwriting expenses (which may range from seven percent to 15% of the gross proceeds of the securities sold) may be paid by the Fund. A Fund position in restricted securities might adversely affect the liquidity and marketability of such securities, and the Fund might not be able to dispose of its holdings in such securities at reasonable price levels.


     Warrants. Warrants are in effect longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.


GLOBAL EQUITY FUND



     The investment objective of the Fund is to provide long-term growth of capital.



GOVERNMENT FUND



     The Fund seeks to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in U.S. Government securities, related options, futures contracts and options on futures contracts. The Fund may invest in other government related securities and in repurchase agreements fully collateralized by U.S. Government securities. The other government related securities include mortgage-related and mortgage-backed securities and certificates issued by financial institutions or broker-dealers representing "stripped" mortgage-related securities. Repurchase agreements will be entered into with domestic banks or broker-dealers deemed creditworthy by the Fund's Adviser solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture.



     One type of mortgage-related securities in which the Fund invests are those which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. One such type of mortgage-related security is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Fund may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is backed by FHMLC as to payment of principal and interest but, like a FNMA security, it is not backed by the full faith and credit of the U.S. Government.



     The Fund seeks to obtain a high return from the following sources:



     - interest paid on the Fund's portfolio securities;


     - premiums earned upon the expiration of options written;

     - net profits from closing transactions; and

     - net gains from the sale of portfolio securities on the exercise of options or otherwise.


     The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on debt securities and opportunities for gains from an option writing program. Accordingly, there is no assurance that the Fund's investment objective will be achieved.


  GNMA Certificates

     Government National Mortgage Association. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.


     Nature of GNMA Certificates. GNMA Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Fund purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.



     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Fund will be reinvested in additional GNMA Certificates or in other permissible investments.


     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities (the type of mortgages backing the vast majority of GNMA Certificates) is approximately twelve years. For this reason, it is customary for pricing purposes to consider GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a twelve-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of one percent more than high grade corporate bonds and 1/2 of one percent more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

     Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  FNMA Securities

     The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all principal and interest payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

  FHLMC Securities

     The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates

("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

  Collateralized Mortgage Obligations


     Collateralized mortgage obligations are debt obligations issued generally by finance subsidiaries or trusts which are secured by mortgage-backed certificates, including GNMA Certificates, FHLMC Certificates and FNMA Certificates, together with certain portfolios and other collateral. Scheduled distributions on the mortgage-backed certificates pledged to secure the collateralized mortgage obligations, together with certain portfolios and other collateral and reinvestment income thereon at an assumed reinvestment rate, will be sufficient to make timely payments of interest on the obligations and to retire the obligations not later than their stated maturity. Since the rate of payment of principal of any collateralized mortgage obligation will depend on the rate of payment (including prepayments) of the principal of the mortgage loans underlying the mortgage-backed certificates; the actual maturity of the obligation could occur significantly earlier than its stated maturity. Collateralized mortgage obligations may be subject to redemption under certain circumstances. The rate of interest borne by collateralized mortgage obligations may be either fixed or floating. In addition, certain collateralized mortgage obligations do not bear interest and are sold at a substantial discount (i.e., a price less than the principal amount). Purchases of collateralized mortgage obligations at a substantial discount involves a risk that the anticipated yield on the purchase may not be realized if the underlying mortgage loans prepay at a slower than anticipated rate, since the yield depends significantly on the rate of prepayment of the underlying mortgages. Conversely, purchases of collateralized mortgage obligations at a premium involve additional risk of loss of principal in the event of unanticipated prepayments of the mortgage loans underlying the mortgage-backed certificates since the premium may not have been fully amortized at the time the obligation is repaid. The market value of collateralized mortgage obligations purchased at a substantial premium or discount is extremely volatile and the effects of prepayments on the underlying mortgage loans may increase such volatility.


     Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure collateralized mortgage obligations may be guaranteed by GNMA, FHLMC or FNMA, the collateralized mortgage obligations represent obligations solely of their issuers and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency or instrumentality, or by any other person or entity. The issuers of collateralized mortgage obligations typically have no significant assets other than those pledged as collateral for the obligations.


MONEY MARKET FUND



     The Fund seeks protection of capital and high current income by investing in money market instruments.



     The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing the Fund's securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), certain requirements of which are summarized below.



     In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors

Service, Inc., Standard & Poor's Corporation, Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and IBCA Inc. See Appendix hereto. See the Prospectus for the Fund's maturity requirements.



     In addition, the Fund will not invest more than five percent of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest more than five percent of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than ten percent of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Trustees to be comparable to those rated in the highest category, will be limited to five percent of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of one percent of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.



MULTIPLE STRATEGY FUND


     The Fund seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, primarily common stocks of large capitalization companies, as well as investment grade intermediate and long term debt securities and money market securities.

REPURCHASE AGREEMENTS


     Each Fund may enter into repurchase agreements with broker-dealers or domestic banks (or a foreign branch or subsidiary thereof). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. See the Prospectus for further information.


FORWARD COMMITMENTS


     The Government Fund, the Domestic Strategic Income Fund and the Real Estate Securities Fund may engage in Forward Commitment purchases and sales. Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.



     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Portfolio owns or has the right to acquire. Only the Government Fund and the Real Estate Securities Fund may engage in forward commitment transactions for cross-hedging purposes. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund foregoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.



DEPOSITARY RECEIPTS



     Certain Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.


OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     All of the Funds except the Domestic Strategic Income Fund and the Money Market Fund may engage in transactions in options, futures contracts and options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and options on futures contracts.

WRITING CALL AND PUT OPTIONS


     Purpose. The principal reason for writing options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund's current return can be expected to fluctuate because premiums earned from an option writing program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also is likely to result in a higher portfolio turnover.



     Writing Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Each Fund writes call options only on a covered basis and only the Government Fund writes call options either on a covered basis or for cross-hedging purposes. A call option is covered if at all times during the option period the Fund owns or has the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. Thus, the Government Fund may write options on mortgage-related or other U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Fund maintains in a segregated account with the Fund's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.



     The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund would write put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or U.S. Government securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.



     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a writer of a call or put option, a Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has written lapses unexercised.



     A Fund could write options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. A Fund could close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.


     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.


     Risks of Writing Options. By writing a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.


PURCHASING CALL AND PUT OPTIONS


     A Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. In addition, the Common Stock, Emerging Growth Fund, the Global Equity Fund, the Multiple Strategy Fund and the Real Estate Securities Fund may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.



     Conversely, put options could be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Fund's assets generally. In addition, the Common Stock, Emerging Growth Fund, Global Equity Fund, the Multiple Strategy Fund and the Real Estate Securities Fund may purchase put options for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.



     In any case, the purchase of options for capital appreciation would increase a Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.



     The Government Fund will not purchase call or put options on securities if as a result, more than ten percent of its net assets would be invested in premiums on such options.



     A Fund may purchase either listed or over-the-counter options.



RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES (GOVERNMENT FUND ONLY)


     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.


     Treasury Bills. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian so that it will be treated as being covered.



     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Fund as a writer of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Fund will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Fund closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.



OPTIONS ON STOCK INDEXES (COMMON STOCK FUND, EMERGING GROWTH FUND, GLOBAL EQUITY FUND, MULTIPLE STRATEGY FUND AND REAL ESTATE SECURITIES FUND ONLY)


     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges.


     Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.



FOREIGN CURRENCY OPTIONS (GLOBAL EQUITY FUND AND REAL ESTATE SECURITIES FUND)



     The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally. See "Investment Practices -- Using Options, Futures Contracts and Related Options" in the Prospectus.


     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS


     Certain Funds may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Funds are exempt from registration as a "commodity pool."


     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S.
Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.


     A Fund also may invest in foreign stock index futures traded outside the United States. Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange, and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid high grade debt securities equal to a percentage (which will normally range between two and ten percent) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.



     For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.



     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.



     Futures Strategies. When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. Relative to the Government Fund, ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of mortgage-related and U.S. Government securities.



     In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.


     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.


     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, a Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, a Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. It is also possible that the value of futures contracts held by a Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.


     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although a Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.



     Successful use of futures is also subject to the Advisers' ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.



     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain other conditions specified in CFTC regulations) and (ii) that a Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of a Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by a Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.



OPTIONS ON FUTURES CONTRACTS



     A Fund could also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund could purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Advisers will not purchase options on futures on any exchange unless, in the Advisers' opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a future would result in a loss to the Fund when the use of a future would not.



ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES



     Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.



     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.



     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.



     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

LOANS OF PORTFOLIO SECURITIES


     Each of the Funds, except the Real Estate Securities Fund, may lend an amount up to ten percent of the value of its portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is maintained each business day. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund.



     Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.


INVESTMENT RESTRICTIONS


     Each Fund has adopted the following restrictions which may not be changed without the approval of the holders of a majority of the outstanding shares of such Fund. Such majority is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. The Funds are subject to the restrictions set forth below (Those restrictions that are only applicable to certain Funds are noted as such).



THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE COMMON STOCK FUND, THE DOMESTIC STRATEGIC INCOME FUND, THE EMERGING GROWTH FUND, THE GLOBAL EQUITY FUND, THE GOVERNMENT FUND, THE MULTIPLE STRATEGY FUND AND THE MONEY MARKET FUND:



A Fund shall not:



     1. Invest in securities of any company if any officer or trustee of the Fund or of the Adviser owns more than one-half of one percent of the outstanding securities of such company, and such officers and trustees own more than five percent of the outstanding securities of such issuer;


     2. Invest in companies for the purpose of acquiring control or management thereof;


     3. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Fund; or



     4. Lend its portfolio securities in excess of ten percent of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Board of Trustees of the Trust as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.



THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE COMMON STOCK FUND AND THE MULTIPLE STRATEGY FUND:



A Fund shall not:


     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the Securities and

        Exchange Commission exempting the Fund from the limitation imposed by
        Section 12(d)(1) of the Investment Company Act of 1940;



     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition and except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;



     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may enter into transactions in options, futures contracts or options on futures contracts and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;


     4. Invest in interests in oil, gas, or other mineral exploration or development programs;


     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;



     6. Lend money, except that a Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company. See "Repurchase Agreements";



     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;



     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts;



     9. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with transactions in options, futures contracts or options on futures contracts is not considered the purchase of a security on margin;



    10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company; or


    11. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance.

     In addition, the following restrictions apply to, and may not be changed without the approval of the holders of a majority of the shares of, the Fund indicated:



          The Common Stock Fund may not invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation. Furthermore, the Common Stock Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than ten percent of the value of the Common Stock Fund's total assets would be invested in such securities. Foreign investments may be subject to special risks, including future political and economic developments, the possible imposition of additional withholding taxes on dividend or interest income payable on the securities, or the seizure or nationalization of companies, or establishment of exchange controls or adoption of other restrictions which might adversely affect the investment.



          The Multiple Strategy Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Multiple Strategy Fund's total assets would be invested in such securities.



THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE DOMESTIC STRATEGIC INCOME FUND:



The Fund shall not:


     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer;

     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition;


     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;


     4. Invest in interests in oil, gas, or other mineral exploration or development programs;


     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities;



     6. Lend money, except that the Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements";


     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby);


     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities;



     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

    10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation;

    11. Write put or call options;

    12. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance; or


    13. Invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Fund's total assets would be invested in such securities.



THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE EMERGING GROWTH FUND:



The Fund shall not:



     1. Invest directly in real estate interests of any nature, although the Fund may invest indirectly through media such as real estate investment trusts;



     2. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in futures contracts or related options;



     3. Issue any of its securities for (a) services or (b) property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its shareholders in connection with a reorganization;



     4. Issue senior securities and shall not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and in an amount not exceeding five percent of the Fund's total assets. Notwithstanding the foregoing, the Fund may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith;



     5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured hereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;



     6. Invest in the securities of investment companies, except (a) that the Fund may invest up to ten percent of its assets in the securities of registered closed-end investment companies, provided that the Fund acquires no more than five percent of the voting stock of any such company which has a policy of concentrating investments in a particular industry or group of industries or more than three percent of the voting stock of such a company which does not have this policy; and (b) to acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;


     7. Sell short or borrow for short sales. Short sales "against the box" are not subject to this limitation;


     8. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, it agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;

     9. Invest in warrants in excess of five percent of its net assets (including, but not to exceed two percent in warrants which are not listed on the New York or American Stock Exchanges);


    10. Purchase securities of issuers which have a record of less than three years continuous operation if such purchase would cause more than five percent of the Fund's total assets to be invested in securities of such issuers; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;



    11. Invest more than fifteen percent of its net assets in illiquid securities, including securities that are not readily marketable, restricted securities and repurchase agreements that have a maturity of more than seven days. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;


    12. Invest in interests in oil, gas, or other mineral exploration or developmental programs, except through the purchase of liquid securities of companies which engage in such businesses; or


    13. Pledge, mortgage or hypothecate its portfolio securities or other assets to the extent that the percentage of pledged assets plus the sales load exceeds ten percent of the offering price of the Fund's shares.



THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE GLOBAL EQUITY FUND:



The Fund shall not:



     1. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;



     2. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;


     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options are not deemed to be a pledge or other encumbrance;


     4. Lend money except through the purchase of (i) United States and foreign government securities, commercial paper, bankers' acceptances, certificates of deposit similar evidences of indebtedness, both foreign and domestic, and (ii) repurchase agreements; or lend securities in an amount exceeding 15% of the total assets of the Fund. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan;


     5. Make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options;

     6. Purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin;


     7. Buy or sell real estate or interests in real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of publicly traded (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies principally engaged in investing or dealing in real estate;


     8. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts;



     9. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover;"



    10. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except (a) through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition; or (b) to acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by
        Section 12(d)(1) of the Investment Company Act of 1940;


    11. Invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;


    12. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities;



    13. Invest more than five percent of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company; or



    14. Purchase or otherwise acquire any security if, as a result, more than fifteen percent of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy includes repurchase agreements maturing in more than seven days and over-the-counter options held by the Fund and that portion of assets used to cover such options. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to other securities, for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GOVERNMENT FUND:



The Fund shall not:


     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer;

     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition;


     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may invest in interest rate futures and related options and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;


     4. Invest in interests in oil, gas, or other mineral exploration or development programs;


     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities;



     6. Lend money, except that the Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements";


     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby);


     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Fund may make short sales by entering into forward commitments for hedging or cross-hedging purposes and the Fund may engage in transactions in options, future contracts and related options;



     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;


    10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation;

    11. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of options, or in connection with the purchase or sale of futures contracts and related options are not deemed to be a pledge or other encumbrance; or


    12. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase options to the extent that the premiums paid for all such options owned at any time do not exceed ten percent of its total assets, and enter into closing or offsetting transactions with respect to such options, and (c) engage in transactions in interest rate futures contracts and related options provided that such transactions are entered into for bona fide hedging purposes (or that the underlying commodity value of the Fund's long positions do not exceed the sum of certain identified liquid investments as specified in CFTC regulations), provided further that the aggregate initial margin and premiums do not exceed five percent of the fair market value of the Portfolio's total assets, and provided further that the Fund may not purchase futures contracts or related options if more than 30% of the Fund's total assets would be so invested.



THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE MONEY MARKET FUND:


The Fund shall not:

     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer;

     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition;


     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;


     4. Invest in interests in oil, gas, or other mineral exploration or development programs;


     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities;



     6. Lend money, except that the Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements";


     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby and obligations of domestic branches of United States banks);


     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities;



     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


    10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation;

    11. Write put or call options;

    12. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance; or

    13. Purchase any security which matures more than one year from the date of purchase.


THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE REAL ESTATE SECURITIES FUND.



     The Fund shall not:



     1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.



     2. With respect to 75% of its total assets, invest more than five percent of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.



     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.



     4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.



     5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Fund may hold and sell real estate acquired as a result of the ownership of its securities.



     6. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.



     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."



     8. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     9. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed ten percent of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed five percent of the fair market value of the Fund's total assets.



    10. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.



     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Fund's Trustees and which apply at the time of purchase of portfolio securities.



     1. The Fund may not make investments for the purpose of exercising control or management although the Fund retains the right to vote securities held by it.



     2. The Fund may not purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.



     3. The Fund may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.



     4. The Fund may not invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.



     5. The Fund may not invest in securities of any company if any officer or trustee of the Fund or of the Adviser owns more than one-half of one percent of the outstanding securities of such company, and such officers and trustees who own more than one-half of one percent own in the aggregate more than five percent of the outstanding securities of such issuer.



     6. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.



     7. The Fund may not invest more than five percent of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     8. The Fund may not purchase or otherwise acquire any security if, as a result, more than fifteen percent of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

TRUSTEES AND EXECUTIVE OFFICERS



     The Trust's Trustees and Executive Officers and their principal occupations during the past five years are listed below.



                                    TRUSTEES



                                                     PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                        EMPLOYMENT IN PAST 5 YEARS
       ---------------------                        --------------------------
J. Miles Branagan..................  Co-founder, Chairman, Chief Executive Officer and
Strafford Hall                       President of MDT Corporation, a company which develops,
Suite 200                            manufactures, markets and services medical and
1009 Slater Road                     scientific equipment. A Trustee of each of the Van
Harrisville, NC 27560                Kampen American Capital Funds.
  Age: 63

Philip P. Gaughan..................  Prior to February, 1989, Managing Director and Manager
9615 Torresdale Avenue               of Municipal Bond Department, W. H. Newbold's Sons & Co.
Philadelphia, PA 19114               A Trustee of each of the Van Kampen American Capital
  Age: 67                            Funds.

Linda Hutton Heagy.................  Managing Partner, Paul Ray Berndston, an executive
10 South Riverside Plaza             recruiting and management consulting firm. Formerly,
Suite 720                            Executive Vice President of ABN AMRO, N.A., a Dutch bank
Chicago, IL 60606                    holding company. Prior to 1992, Executive Vice President
  Age: 46                            of La Salle National Bank. A Trustee of each of the Van
                                     Kampen American Capital Funds.

Roger Hilsman......................  Professor of Government and International Affairs
251-1 Hamburg Cove                   Emeritus, Columbia University. A Trustee of each of the
Lyme, CT 06371                       Van Kampen American Capital Funds.
  Age: 75

R. Craig Kennedy...................  President and Director, German Marshall Fund of the
1341 E. 50th Street                  United States. Formerly, advisor to the Dennis Trading
Chicago, IL 60615                    Group Inc. Prior to 1992, President and Chief Executive
  Age: 43                            Officer, Director and member of the Investment Committee
                                     of the Joyce Foundation, a private foundation. A Trustee
                                     of each of the Van Kampen American Capital Funds.

Donald C. Miller...................  Prior to 1992, Director of Royal Group, Inc., a company
415 North Adams                      in insurance related businesses. Formerly Vice Chairman
Hinsdale, IL 60521                   and Director of Continental Illinois National Bank and
  Age: 75                            Trust Company of Chicago and Continental Illinois
                                     Corporation. A Trustee of each of the Van Kampen
                                     American Capital Funds and Chairman of each Van Kampen
                                     American Capital Fund advised by Van Kampen American
                                     Capital Investment Advisory Corp.

Jack E. Nelson.....................  President of Nelson Investment Planning Services, Inc.,
423 Country Club Drive               a financial planning company and registered investment
Winter Park, FL 32789                adviser. President of Nelson Investment Brokerage
  Age: 59                            Services Inc., a member of the National Association of
                                     Securities Dealers, Inc. ("NASD") and Securities
                                     Investors Protection Corp. A Trustee of each of the Van
                                     Kampen American Capital Funds.

                                                     PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                        EMPLOYMENT IN PAST 5 YEARS
       ---------------------                        --------------------------
Don G. Powell*.....................  President, Chief Executive Officer and a Director of
2800 Post Oak Blvd.                  VK/AC Holding, Inc. and Van Kampen American Capital and
Houston, TX 77056                    Chairman, Chief Executive Officer and a Director of the
  Age: 55                            Distributor, and the Adviser. Director and Executive
                                     Vice President of ACCESS, Van Kampen American Capital
                                     Services, Inc. and Van Kampen American Capital Trust
                                     Company. Director, Trustee or Managing General Partner
                                     of each of the Van Kampen American Capital Funds and
                                     other open-end investment companies and closed-end
                                     investment companies advised by the Adviser and its
                                     affiliates.

David Rees.........................  Contributing Columnist and, prior to 1995, Senior Editor
1601 Country Club Drive              of Los Angeles Business Journal. A Director of Source
Glendale, CA 91208                   Capital, Inc., an investment company unaffiliated with
  Age: 71                            Van Kampen American Capital; a Director and the Second
                                     Vice President of International Institute of Los
                                     Angeles. A Trustee of each of the Van Kampen American
                                     Capital Funds.

Jerome L. Robinson.................  President of Robinson Technical Products Corporation, a
115 River Road                       manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                  and equipment. Director of Pacesetter Software, a
  Age: 72                            software programming company specializing in white
                                     collar productivity. Director of Panasia Bank. A Trustee
                                     of each of the Van Kampen American Capital Funds.

Lawrence J. Sheehan*...............  Of Counsel to and formerly Partner (from 1969 to 1994)
1999 Avenue of the Stars             of the law firm of O'Melveny & Myers, legal counsel to
Suite 700                            the Fund. Director, FPA Capital Fund, Inc.; FPA New
Los Angeles, CA 90067                Income Fund, Inc.; FPA Perennial Fund, Inc.; Source
  Age: 63                            Capital, Inc.; and TCW Convertible Security Fund, Inc.,
                                     investment companies unaffiliated with Van Kampen
                                     American Capital. A Trustee of each of the Van Kampen
                                     American Capital Funds.

Fernando Sisto.....................  George M. Bond Chaired Professor and, prior to 1995,
Stevens Institute                    Dean of Graduate School and Chairman, Department of
  of Technology                      Mechanical Engineering, Stevens Institute of Technology.
Castle Point Station                 Director of Dynalysis of Princeton, a firm engaged in
Hoboken, NJ 07030                    engineering research. A Trustee of each of the Van
  Age: 71                            Kampen American Capital Funds and Chairman of the Van
                                     Kampen American Capital Funds advised by the Adviser.

Wayne W. Whalen*...................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                & Flom, legal counsel to certain of the Van Kampen
Chicago, IL 60606                    American Capital Funds. A Trustee of each of the Van
  Age: 55                            Kampen American Capital Funds. He also is a Trustee of
                                     the Van Kampen Merritt Series Trust and closed-end
                                     investment companies advised by an affiliate of the
                                     Adviser.

                                                     PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                        EMPLOYMENT IN PAST 5 YEARS
       ---------------------                        --------------------------
William S. Woodside................  Vice Chairman of the Board of LSG Sky Chefs, Inc., a
712 Fifth Avenue                     caterer of airline food. Formerly, Director of Primerica
40th Floor                           Corporation (currently know as The Traver's Inc.).
New York, NY 10019                   Formerly, Director of James River Corporation, a
  Age: 73                            producer of paper products. Trustee, and former
                                     President of Whitney Museum of American Art. Formerly,
                                     Chairman of Institute for Educational Leadership, Inc.,
                                     Board of Visitors, Graduate School of The City
                                     University of New York, Academy of Political Science.
                                     Trustee of Committee for Economic Development. Director
                                     of Public Education Fund Network, Fund for New York City
                                     Public Education. Trustee of Barnard College. Member of
                                     Dean's Council, Harvard School of Public Health. Member
                                     of Mental Health Task Force, Carter Center. A Trustee of
                                     each of the Van Kampen American Capital Funds.


---------------


* Such Trustees are "interested persons" (within the meaning of Section 2(a)19 of the 1940 Act). Mr. Powell is an interested person of the Adviser and the Trust by reason of his position with the Adviser. Mr. Sheehan and Mr. Whalen are interested persons of the Adviser and the Fund by reason of their firms having acted as legal counsel to the Adviser or an affiliate thereof.



     The Trust's officers other than Messrs. McDonnell and Nyberg are located 2800 Post Oak Blvd., Houston, TX 77056. Messrs. McDonnell and Nyberg are located at One Parkview Plaza, Oakbrook Terrace, IL 60181.



                                    OFFICERS



                               POSITIONS AND                 PRINCIPAL OCCUPATIONS
      NAME AND AGE           OFFICES WITH FUND                DURING PAST 5 YEARS
      ------------           -----------------               ---------------------
B. Robert Baker..........  Vice President         Associate Portfolio Manager of the Adviser.
  Age: 41                                         Formerly, Vice President -- Portfolio
                                                  Manager, Variable Annuity Life Insurance
                                                  Company.

Nori L. Gabert...........  Vice President and     Vice President, Associate General Counsel
  Age: 42                  Secretary              and Corporate Secretary of the Adviser.

Gary M. Lewis............  Vice President         Vice President of the Adviser.
  Age: 42

Tanya M. Loden...........  Vice President and     Vice President and Controller of most of the
  Age: 35                  Controller             investment companies advised by the Adviser,
                                                  formerly Tax Manager/Assistant Controller.

Dennis J. McDonnell......  Vice President         President, Chief Operating Officer and a
  Age: 53                                         Director of the Adviser, Director of VK/AC
                                                  Holding, Inc. and Van Kampen American
                                                  Capital.

Curtis W. Morell.........  Vice President and     Vice President and Treasurer of most of the
  Age: 49                  Treasurer              investment companies advised by the Adviser.

Jeff New.................  Vice President         Portfolio Manager of the Adviser.
  Age: 38

                               POSITIONS AND                 PRINCIPAL OCCUPATIONS
      NAME AND AGE           OFFICES WITH FUND                DURING PAST 5 YEARS
      ------------           -----------------               ---------------------
Ronald A. Nyberg.........  Vice President         Executive Vice President, General Counsel
  Age: 42                                         and Secretary of Van Kampen American
                                                  Capital, Executive Vice President and a
                                                  Director of the Distributor, Executive Vice
                                                  President of the Adviser. Director of ICI
                                                  Mutual Insurance Co., a provider of
                                                  insurance to members of the Investment
                                                  Company Institute.

Robert Peck..............  Vice President         Senior Vice President of the Adviser.
  Age: 48

John R. Reynoldson.......  Vice President         Senior Vice President of the Adviser.
  Age: 42

Alan T. Sachtleben.......  Vice President         Executive Vice President and Director of the
  Age: 53                                         Adviser. Executive Vice President of VK/AC
                                                  Holding, Inc. and VKAC.

Walter W. Stabell III....  Vice President         Associate Portfolio Manager of the Adviser.
  Age: 36

David Troth..............  Vice President         Senior Vice President of the Adviser.
  Age: 61

J. David Wise............  Vice President and     Vice President, Associate General Counsel
  Age: 51                  Assistant Secretary    and Assistant Corporate Secretary of the
                                                  Adviser.

Paul R. Wolkenberg.......  Vice President         Senior Vice President of the Adviser.
  Age: 50                                         President, Chief Operating Officer and
                                                  Director of Van Kampen American Capital
                                                  Services, Inc. Executive Vice President,
                                                  Chief Operating Officer and Director of Van
                                                  Kampen American Capital Trust Company.
                                                  Executive Vice President and Director of
                                                  ACCESS.



     The Trustees and officers of the Trust as a group do not own any outstanding shares of the Trust because such shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). Only Messrs. Branagan, Hilsman, Powell, Rees, Sheehan, Sisto and Woodside served as Trustees of the Trust during its last fiscal year. Effective September 7, 1995, Ms. Heagy commenced service as a Trustee of the Trust and Dr. Caruso ceased serving as a Trustee of the Trust. During the year ended December 31, 1994, the Trustees who were not affiliated with the Adviser received as a group $9,674, $9,150, $9,339, $8,725 and $9,123 in Trustees' fees from the Common Stock, Domestic Strategic Income, Government, Money Market and Multiple Strategy Funds, respectively, in addition to certain out-of-pocket expenses. Such trustees also receive compensation for serving as directors of other investment companies advised by the Adviser as identified in the notes to the foregoing table. For legal services rendered during the fiscal year ended December 31, 1994, the Trust paid legal fees of $3,546, $3,452, $3,928, $3,342 and $3,598 from the
Common Stock, Domestic Strategic Income, Government, Money Market and Multiple Strategy Funds, respectively, to the law firm of O'Melveny & Myers, of which Mr. Sheehan is of counsel.

     Additional information regarding compensation paid by the Fund and the related mutual funds for which the Trustees serve as director or trustee is set forth below. The compensation shown for the Funds and the total compensation shown for the Funds and other related mutual funds is for the year ended December 31, 1994. Mr. Powell is not compensated for his service as Trustee, because of his affiliation with the Adviser.


                               COMPENSATION TABLE


                                                              I                                          II
                                 -----------------------------------------------------------   -----------------------
                                          AGGREGATE COMPENSATION FROM REGISTRANT(6)
                                 -----------------------------------------------------------
                                                                                    DOMESTIC   TOTAL COMPENSATION FROM
                                   COMMON                    MONEY      MULTIPLE    STRATEGIC    REGISTRANT AND FUND
                                   STOCK      GOVERNMENT     MARKET     STRATEGY     INCOME        COMPLEX PAID TO
       NAME OF DIRECTOR             FUND         FUND         FUND        FUND        FUND         TRUSTEES(1)(5)
-------------------------------  ----------   ----------   ----------   ---------   --------   -----------------------
J. Miles Branagan..............    $1,355       $1,380       $1,270      $ 1,355     $1,260            $64,000
Dr. Richard E. Caruso(2)(4)....    $1,355       $1,380       $1,270      $ 1,355     $1,260            $64,000
Dr. Roger Hilsman..............    $1,400       $1,430       $1,310      $ 1,400     $1,300            $66,000
David Rees(4)..................    $1,355       $1,380       $1,270      $ 1,355     $1,260            $64,000
Lawrence J. Sheehan............    $1,420       $1,450       $1,330      $ 1,420     $1,320            $67,000
Dr. Fernando Sisto(2)(4).......    $1,745       $1,780       $1,635      $ 1,735     $1,615            $82,000
William S. Woodside(3).........    $1,160       $1,170       $1,090      $ 1,160     $1,080            $18,000


---------------

(1) Represents 29 investment company portfolios in the fund complex.


(2) Amount reflects deferred compensation as follows: Common Stock
    Fund -- Caruso, $1,315; Sisto $920; Government Fund -- Caruso, $1,340; Sisto, $925; Money Market Fund -- Caruso, $1,230: Sisto, $885; Multiple Strategy Fund -- Caruso, $1,315; Sisto, $915; Domestic Strategic Income Fund -- Caruso, $1,220; Sisto $850.



(3) Prior to October 6, 1994, Mr. Woodside's compensation was paid by the Adviser. As a result, of the amounts reflected under heading I for that Fund, Common Stock Fund paid $340, Government Fund paid $340, Money Market Fund paid $320, Multiple Strategy Fund paid $340, Domestic Strategic Income Fund paid $320. Those Funds and the other funds in the fund complex paid Mr. Woodside $36,000 in the aggregate.



(4) Messrs. Caruso, Rees and Sisto have deferred compensation in the past. The cumulative deferred compensation accrued by the Fund as of December 31, 1994 is as follows: Common Stock Fund -- Rees, $5,198; Caruso, $3,896; Sisto, $3,994; Government Fund -- Rees, $5,761; Caruso, $3,888; Sisto, $4,028; Money Market Fund -- Rees, $5,252; Caruso, $3,720; Sisto, $3,843;
    Multiple Strategy Fund -- Rees, $4,103; Caruso, $3,794; Sisto, $3,250; Domestic Strategic Income Fund -- Rees, $3,370; Caruso, $3,647; Sisto $3,634.


(5) Includes the following amounts for which the various funds were reimbursed by the Adviser -- Branagan, $2,000; Caruso, $2,000; Hilsman, $1,000; Rees, $2,000; Sheehan, $2,000; Sisto, $2,000; Woodside, $1,000 (Mr. Woodside was paid $36,000 directly by the Adviser as discussed in Footnote 3 above).


(6) No compensation was paid to any Trustee with regard to the Emerging Growth Fund, the Global Equity Fund, and the Real Estate Securities Fund.



     Beginning July 21, 1995, the Trust pays each trustee who is not affiliated with the Adviser, the Distributor or VKAC an annual retainer of $3,360 and a meeting fee of $100 per Board meeting plus expenses. No additional fees are paid for committee meetings or to the chairman of the board. In order to alleviate an additional expense that might be caused by the new compensation arrangement, the trustees have approved a reduction in the compensation per trustee and have agreed to an aggregate annual compensation cap with respect to the combined fund complex of $84,000 per trustee until December 31, 1996, based upon the net assets and the number of Van Kampen American Capital funds as of July 21, 1995 (except that Mr. Whalen, who is a trustee of 34 closed-end funds advised by an affiliate of the Adviser, would receive an additional $119,000 for serving as a trustee of such funds). In addition, the Adviser has agreed to reimburse the Trust through December 31, 1996 for any increase in the aggregate trustees' compensation paid by the Fund over their 1994 fiscal year aggregate compensation.


INVESTMENT ADVISORY AGREEMENT


     The Trust and the Adviser are parties to an investment advisory agreement ("Advisory Agreement - I") pursuant to which the Fund retains the Adviser to manage the investment of assets and to place orders for the purchase and sale of portfolio securities for the Common Stock Fund, the Domestic Strategic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund. The Fund and the Adviser are also parties to other investment advisory agreements ("Advisory Agreement - II, III and IV) pursuant to which the Adviser manages the investment of assets and places orders for the purchase and sale of portfolio securities for the Emerging Growth Fund, the Global Equity Fund and the Real Estate Securities Fund, respectively, (Advisory Agreement - I, Advisory Agreement - II, Advisory Agreement - III and Advisory Agreement - IV are referred to herein collectively as the "Advisory Agreements"). Under the Advisory Agreements, the Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The Adviser also furnishes at no cost to the Fund (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Fund the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.



     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among the investment companies advised by the Adviser. The Trust also pays shareholder service agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser.



     Under Advisory Agreement - I, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the subject Funds at an annual rate of 0.50% of the first $500 million of such Funds' aggregate average net assets; 0.45% of the next $500 million of such Funds' aggregate average net assets, and 0.40% of such Funds' aggregate average net assets in excess of $1 billion.



     Under Advisory Agreements - II, III and IV the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of 0.70% for the Emerging Growth Fund, 1.00% for the Global Equity Fund and 1.00% for the Real Estate Securities Fund, respectively.



     The average daily net assets of a Fund is determined by taking the average of all of the determinations of net assets of that Fund for each business day during a given calendar month. The fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any other direct or indirect majority owned subsidiary of VK/AC Holding, Inc., in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses incurred by such subsidiary of VK/AC Holding, Inc. in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Fund's benefit, and to advise the Trustees of the Fund of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any other direct or indirect majority owned subsidiary of VK/AC Holding, Inc., to receive in connection with the Fund's portfolio transactions or other arrangements which may benefit the Fund.



     Advisory Agreement - I also provides that, in the event the ordinary business expenses of the Common Stock Fund, the Domestic Strategic Income Fund, the Government Fund and the Money Market Fund and the Multiple Strategy Fund for any fiscal year exceed 0.95% of the average daily net assets, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions, (3) any distribution expenses which may be incurred in the event the Fund's Distribution Plan is implemented, and (4) certain litigation and indemnification expenses as described in the Advisory Agreement. No such limit applies with respect to Advisory
Agreement - II, Advisory Agreement - III and Advisory Agreement - IV.



     In addition to the contractual expense limitation, the Adviser elected to reimburse the Common Stock Fund, the Domestic Strategic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund for all ordinary business expenses in excess of .60% of the average daily net assets.



     The following table shows expenses paid under the Advisory Agreement during the periods ended December 31, 1992, December 31, 1993 and December 31, 1994. The Emerging Growth Fund, the Global Equity Fund and the Real Estate Securities Fund did not commence operations until May 1, 1995.


                                                        DOMESTIC
                                            COMMON      STRATEGIC                   MONEY       MULTIPLE
             PERIOD ENDING                  STOCK        INCOME     GOVERNMENT     MARKET       STRATEGY
           DECEMBER 31, 1992:                FUND         FUND         FUND         FUND          FUND
----------------------------------------  ----------    --------    ----------    ---------    ----------
Advisory fees                              $ 290,101    $ 93,803     $373,147     $ 181,232     $ 273,991
Accounting Services                        $  44,713    $ 47,520     $ 52,072     $  40,931     $  48,242
Contractual expense reimbursement          $     -0-    $ 58,070     $    -0-     $     -0-     $     -0-
Voluntary expense reimbursement            $  79,392    $ 65,662     $ 75,744     $ 104,803     $  94,458

             PERIOD ENDING
           DECEMBER 31, 1993:
----------------------------------------
Advisory fees                              $ 345,093    $132,513     $393,050     $ 144,373     $ 319,607
Accounting Services                        $  66,688    $ 63,008     $ 68,628     $  59,477     $  68,254
Contractual expense reimbursement          $      --    $ 14,128     $     --     $     445     $      --
Voluntary expense reimbursement            $  84,676    $ 93,319     $ 80,855     $ 101,061     $  90,379

             PERIOD ENDING
           DECEMBER 31, 1994:
----------------------------------------
Advisory fees                              $ 346,359    $130,474     $351,674     $ 152,665     $ 307,894
Accounting Services                        $  52,665    $ 51,604     $ 58,043     $  51,778     $  55,826
Contractual expense reimbursement          $      --    $    302     $     --     $      --     $      --
Voluntary expense reimbursement            $  57,464    $ 91,332     $ 68,843     $  80,915     $  75,169


     The Advisory Agreements with respect to each subject Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trust's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.


DISTRIBUTOR


     Van Kampen American Capital Distributors, Inc., acts as the principal underwriter of the shares of the Trust pursuant to written agreements (the "Underwriting Agreement"). The Distributor is owned by the Adviser's parent company. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved
(a) by the Trust's Trustees or by a vote of a majority of the Trust's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Underwriting Agreement or interested persons of any party, by votes cast in person at a meeting called for that purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.


     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising and any costs of qualification of shares for sales under state blue sky laws. The Trust pays all expenses attributable to the registrations of its shares under federal law, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.


TRANSFER AGENT


     For the fiscal years ended December 31, 1992, 1993, and 1994, ACCESS Investor Services, Inc. ("ACCESS"), shareholder service agent and dividend disbursing agent for the Trust, received fees aggregating $17,160, $18,000 and $18,000, respectively, from each Fund, for these services. These services are provided at cost plus a profit.


PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Advisers are responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of the commissions, if any, paid on such transactions. It is the policy of the Advisers to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services, as described below, on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Advisers consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser.


     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services, a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).


     Pursuant to provisions of the Advisory Agreements, the Trust's Trustees have authorized the Advisers to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Advisers. The Advisers are of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The Advisers undertake that such higher commissions will not be paid by the Fund unless (a) the Advisers determine in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisers' overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of the Advisers, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fee paid by the Trust under the Advisory Agreements is not reduced as a result of the Advisers' receipt of research services.


     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Advisers may consider sales of shares of the Trust and of the other Van Kampen American Capital mutual funds as a factor in the selection of dealers to execute portfolio transactions for the Trust.



     Prior to December 20, 1994, the Fund placed brokerage transactions with brokers who were considered affiliated persons of the Adviser's former parent, The Travelers Inc. Such affiliated persons including Jefferies & Company, Inc. ("Jefferies"), Smith Barney Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Effective September 30, 1992, Jefferies ceased to be an affiliate of the Adviser. Effective December 20, 1994, Smith Barney and Robinson Humphrey ceased to be affiliates of the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



     The Trust paid the following commissions to affiliated brokers during the periods shown:


Commissions Paid:


                                                                          SMITH BARNEY       ROBINSON
                                                          JEFFERIES         SHEARSON         HUMPHREY
                                                          ---------       ------------       --------
Fiscal 1992
  Money Market Fund                                             --                --
  Common Stock Fund                                        $ 1,008          $ 21,675              --
  Government Fund                                               --          $  1,128              --
  Multiple Strategy Fund                                   $   525          $  9,903              --
  Domestic Strategic Income Fund                                --                --              --

Fiscal 1993
  Money Market Fund                                             --                --              --
  Common Stock Fund                                             --          $ 32,295              --
  Government Fund                                               --          $  2,739
  Multiple Strategy Fund                                        --          $ 18,185          $  455
  Domestic Strategic Income Fund                                --                --              --

Fiscal 1994
  Money Market Fund                                                               --              --
  Common Stock Fund                                                         $ 36,136          $1,330
  Government Fund                                                           $  2,578              --
  Multiple Strategy Fund                                                    $ 27,550          $   42
  Domestic Strategic Income Fund                                                  --              --

Fiscal 1994 Percentages:
Commissions with affiliates to total commissions
  Money Market Fund                                                               --              --
  Common Stock Fund                                                            10.62%            .39%
  Government Fund                                                              16.95%             --
  Multiple Strategy Fund                                                       12.99%            .02%
  Domestic Strategic Income Fund                                                  --              --

Value of transactions with affiliates to total
  transactions
  Money Market Fund                                                               --              --
  Common Stock Fund                                                            14.42%            .13%
  Government Fund                                                              18.62%             --
  Multiple Strategy Fund                                                        9.53%            .03%
  Domestic Strategic Income Fund                                                  --              --



     The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts, including the Trust, managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.



     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.



     The following table summarizes for each portfolio the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions. The Adviser's brokerage practices are monitored on a quarterly basis by the Brokerage Review Committee composed of Fund Trustees who are not interested persons (as defined in the 1940 Act) of the Adviser. The Emerging Growth Fund, the Global Equity Fund and the Real Estate Securities Fund commenced operations after the end of 1994.


                                                                                   DOMESTIC
                                            COMMON                    MULTIPLE     STRATEGIC   MONEY
                                             STOCK      GOVERNMENT    STRATEGY      INCOME    MARKET
                                             FUND          FUND         FUND         FUND      FUND
                                          -----------   ----------   -----------   --------   -------
1992
----
  Total brokerage commissions             $   208,445    $ 27,704    $   160,398   $    951        --
  Commissions for research services       $   102,780          --    $    69,903   $    595        --
  Value of research transactions          $58,028,320          --    $40,053,381   $325,081        --

1993
----
  Total brokerage commissions             $   283,795    $ 12,198    $   259,924         --        --
  Commissions for research services       $   146,345           0    $   155,243         --        --
  Value of research transactions          $84,070,654           0    $83,666,168         --        --

1994
----
  Total brokerage commissions             $   340,219    $ 15,213    $   212,116   $    395
  Commissions for research services       $   144,248          --    $    90,649
  Value of research transactions          $84,974,336          --    $72,221,352

PORTFOLIO TURNOVER


     The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of each Fund's investment portfolio securities during such fiscal year. Securities which mature in one year or less at the time of acquisition are not included in this computation. The turnover rate may vary greatly from year to year as well as within a year. The Fund's investment portfolio turnover rate for prior years is shown under "Financial Highlights" in the Prospectus. The turnover rate for the Government Fund will fluctuate over time depending upon the Adviser's investment strategy and the higher volatility of the market for government securities. In 1994, as a result of declining interest rates and because of the previously described factors, the portfolio turnover rate rose to a higher level than 1993.


DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of each Fund is computed by dividing the value of all securities held by the Fund plus other assets, less liabilities, by the number of shares outstanding. This computation is made for each Fund as of the close of business each day the Exchange (the "Exchange") is open (currently 4:00 p.m., New York time). The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MONEY MARKET FUND NET ASSET VALUATION



     The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if it sold the instrument.



     The Fund's use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by the Adviser to be of eligible quality with minimal credit risks.



     The Fund has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as the Fund or the Trustees deem appropriate, to determine the extent, if any, to which the new asset value per share calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event such deviation should exceed four tenths of one percent, the Trustees are required to promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined by using available market quotations.



COMMON STOCK, DOMESTIC STRATEGIC INCOME, EMERGING GROWTH, GLOBAL EQUITY, MULTIPLE STRATEGY AND REAL ESTATE SECURITIES FUNDS NET ASSET VALUATION



     The net asset value of these Funds is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the New York Stock Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by NASDAQ or by broker-dealers, and (iii) valuing any securities for which market quotations are readily available, and any other assets at fair value as determined in good faith by the Trust's Trustees. Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available, and any other assets are valued at fair value as determined in good faith by the Trust's Trustees.



     With respect to certain Funds, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets, on certain Saturdays, and in various foreign markets on days which are not business days in New York, and on which the Fund's net asset value is not calculated, and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

GOVERNMENT FUND NET ASSET VALUATION



     U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid price. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options, interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.


PURCHASE AND REDEMPTION OF SHARES


     The purchase of shares of the Funds is currently limited to the Accounts as explained on the cover page and in the Prospectus. Such shares are sold and redeemed at their respective net asset values as described in the Prospectus.


     Redemptions are not made on days during which the New York Stock Exchange is closed, including those holidays listed under "Determination of Net Asset Value." The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the New York Stock Exchange is closed for other than customary weekends or holidays; (b) trading on the New York Stock Exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the Securities and Exchange Commission, by order, so permits.

DISTRIBUTIONS AND TAXES


     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, a Fund will not be subject to Federal income taxes on amounts paid by it as dividends and distributions to the Account. Each Fund expects to be treated as a separate entity for purposes of determining Federal tax treatment. Accordingly, in order to qualify as a "regulated investment company" at the end of each quarter of its taxable year, at least 50% of the aggregate value of each Fund's net assets must consist of cash, cash items, government securities and other securities, limited with respect to each issuer at the time of purchase to not more than five percent of that Fund's total assets. Similar but slightly different investment requirements apply to each Fund because it provides benefits under variable life insurance policies. Additional requirements applicable to the Government Fund are described in the Prospectus under "Government Fund-General." The Trust will endeavor to ensure that each Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.



     Each Fund is subject to a four percent excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary income for the twelve months ended December 31, plus (2) 98% of its capital gains net income for the twelve months ended October 31 of such year. Each Fund intends to distribute sufficient amounts to avoid liability for the excise tax.


     Dividends and distributions declared to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on the record date even though paid in the next year.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these regulations are subject to change by legislative or administrative action.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.

     With respect to certain Funds, the Fund may qualify for and may make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a foreign tax credit by reason of the Fund's election under Section 853 of the Code subject to the certain limitations imposed by Section 904 of the Code. Also under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect of the shareholder's pro rata share of foreign taxes paid by the Fund. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income.


BACK-UP WITHHOLDING


     The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.


TAX TREATMENT OF OPTION AND FUTURES TRANSACTIONS


     The Code includes special rules applicable to the listed options, futures contracts, and options on futures contracts which certain Funds may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.



     Certain of the Funds' transactions in options, futures contracts, and options on futures contracts, particularly hedging transactions, may constitute "straddles" which are defined in the Internal Revenue Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain identification requirements are met.


     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.


     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.


FUND PERFORMANCE



     The Adviser has agreed so long as it serves as adviser to the Fund to limit the ordinary business expenses of the Common Stock Fund, the Domestic Strategic Income Fund, the Government Fund, the Money Market Fund and the Multiple Strategy Fund to 0.60% per year of the average net assets of each such Fund by reducing the advisory fee and/or bearing other expenses of a Fund in excess of such limitation.



     The Government Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and the nine year three month period ended June 30, 1995 and the life of the Fund were 11.00%, 8.25% and 7.08%, respectively.



     The Domestic Strategic Income Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and the seven year six and one half month period ended June 30, 1995 were 14.15%, 10.06% and 7.70%, respectively. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices.



     The Common Stock Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and nine-year three month period ended June 30, 1995 and for the life of the Fund were 21.57%, 11.08% and 8.86%, respectively.



     The Multiple Strategy Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and the eight year period ended June 30, 1995 were 19.53%,10.63% and 9.66%, respectively. Future results will be affected by changes in the general level of prices of securities available for purchase. These periods have been ones of fluctuating common stock prices.



     The Government Fund's and the Domestic Strategic Income Fund's annualized current yields for the 30-day period ending June 30, 1995 were 6.40% and 7.52%, respectively. The Funds' yields are not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.



MONEY MARKET FUND YIELD INFORMATION



     The Money Market Fund's annualized current yield for the seven-day period ending June 30, 1995 was 5.18%. Its compound effective yield for the same period was 5.31%.



     The yield of the Fund is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The Fund may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.


     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Fund, their quality and length of maturity, and the Fund's operating expenses. The length of maturity for the Fund is the average dollar weighted maturity of the Fund. This means that the Fund has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.



     The yield fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.



     Other portfolios of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Fund could vary upwards or downwards if another method of calculation or base period were used.


OTHER INFORMATION


CUSTODY OF ASSETS -- All securities owned by the Trust and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.


SHAREHOLDER REPORTS -- Semiannual statements are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 1201 Louisiana, Houston, Texas 77002, the independent accountants for the Fund, perform an annual audit of the Fund's financial statements.

FINANCIAL STATEMENTS


     The attached financial statements in the form of the Annual and Semi-Annual Report to Shareholders including the related report of Independent Auditors on such annual financial statements are hereby included in the Statement of Additional Information.

                                    APPENDIX

     Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff") and IBCA Limited and IBCA Inc. ("IBCA");

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will established industries, high rates of return of portfolios employed, conservative well established industries, high rates of return of portfolios employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff, Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors small.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA.

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds are rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Rating and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

COMMON STOCK PORTFOLIO                                      INVESTMENT PORTFOLIO

December 31, 1994

   Number of                                                                                    Market
     Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 Common Stock 93.1%
                 CONSUMER DISTRIBUTION 5.9%
       7,500     American Stores Co.  . . . . . . . . . . . . . . . . . . . . . . . . .     $    201,563
       4,500     Circuit City Stores, Inc.  . . . . . . . . . . . . . . . . . . . . . .          100,125
       6,400     Dayton Hudson Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .          452,800
       6,000     Dillard Department Stores, Inc.  . . . . . . . . . . . . . . . . . . .          160,500
     *10,600     Federated Department Stores, Inc.  . . . . . . . . . . . . . . . . . .          204,050
       6,900     Gap, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          210,450
      11,100     Limited, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          201,188
       5,800     May Department Stores Co.  . . . . . . . . . . . . . . . . . . . . . .          195,750
       5,500     Penney (J.C.), Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .          245,438
       7,500     Premark International, Inc.  . . . . . . . . . . . . . . . . . . . . .          335,625
      12,600     Sears, Roebuck & Co. . . . . . . . . . . . . . . . . . . . . . . . . .          579,600
       8,300     Sysco Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          213,725
      *6,600     Toys R Us, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          201,300
      31,000     Wal-Mart Stores, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .          658,750
                                                                                            ------------
                   TOTAL CONSUMER DISTRIBUTION  . . . . . . . . . . . . . . . . . . . .        3,960,864
                                                                                            ------------

                 CONSUMER DURABLES 4.3%
      10,000     Black & Decker Corp. . . . . . . . . . . . . . . . . . . . . . . . . .          237,500
      14,000     Brunswick Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          264,250
      17,000     Callaway Golf Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .          563,125
       7,200     Eastman Kodak Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .          343,800
       4,800     Eaton Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          237,600
      10,000     Echlin, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          300,000
       9,800     Ford Motor Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          274,400
      16,000     General Motors Corp. . . . . . . . . . . . . . . . . . . . . . . . . .          676,000
                                                                                            ------------
                   TOTAL CONSUMER DURABLES  . . . . . . . . . . . . . . . . . . . . . .        2,896,675
                                                                                            ------------

                 CONSUMER NON-DURABLES 7.6%
      10,000     Anheuser-Busch Companies, Inc. . . . . . . . . . . . . . . . . . . . .          508,750
      12,000     Archer Daniels Midland Co. . . . . . . . . . . . . . . . . . . . . . .          247,500
       6,400     Clorox Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          376,800
     *19,500     Dr Pepper/Seven-Up Companies, Inc. . . . . . . . . . . . . . . . . . .          499,688
      13,700     PepsiCo, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          496,625
      24,000     Pet, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          474,000
      22,000     Philip Morris Companies, Inc.  . . . . . . . . . . . . . . . . . . . .        1,265,000
       6,000     Procter & Gamble Co. . . . . . . . . . . . . . . . . . . . . . . . . .          372,000
      14,000     Quaker Oats Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          430,500
      12,000     Sara Lee Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          303,000
       8,000     U.S. Shoe Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          150,000
                                                                                            ------------
                   TOTAL CONSUMER NON-DURABLES  . . . . . . . . . . . . . . . . . . . .        5,123,863
                                                                                            ------------

                 CONSUMER SERVICES 6.6%
       5,000     Belo (A. H.) Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .          282,500
      12,500     Dun & Bradstreet Corp. . . . . . . . . . . . . . . . . . . . . . . . .          687,500
      25,000     Marriott International, Inc. . . . . . . . . . . . . . . . . . . . . .          703,125
       4,600     McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,550
       2,000     McGraw Hill, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          133,750
      14,700     New York Times Co., Class A  . . . . . . . . . . . . . . . . . . . . .          325,238
     *10,500     Promus Companies, Inc. . . . . . . . . . . . . . . . . . . . . . . . .          325,500

COMMON STOCK PORTFOLIO                          INVESTMENT PORTFOLIO, CONTINUED

   Number of                                                                                    Market
     Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 CONSUMER SERVICES-CONTINUED
       4,600     RR Donnelley & Sons Co.  . . . . . . . . . . . . . . . . . . . . . . .     $    135,700
       3,800     Time Warner, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          133,475
       9,000     Tribune Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          492,750
      24,000     Walt Disney Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,107,000
                                                                                            ------------
                   TOTAL CONSUMER SERVICES  . . . . . . . . . . . . . . . . . . . . . .        4,461,088
                                                                                            ------------

                 ENERGY 10.7%
      12,000     Ashland Oil, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          414,000
       3,200     Atlantic Richfield Co. . . . . . . . . . . . . . . . . . . . . . . . .          325,600
      10,000     Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .          182,500
       6,200     Chevron Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          276,675
      26,000     Coastal Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          669,500
      15,100     Consolidated Natural Gas Co. . . . . . . . . . . . . . . . . . . . . .          536,050
      34,000     Exxon Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,065,500
      13,000     Halliburton Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          430,625
      11,000     Occidental Petroleum Corp. . . . . . . . . . . . . . . . . . . . . . .          211,750
      38,600     Pacific Enterprises  . . . . . . . . . . . . . . . . . . . . . . . . .          820,250
      17,000     Panhandle Eastern Corp.  . . . . . . . . . . . . . . . . . . . . . . .          335,750
      11,000     Repsol, SA, ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . .          299,750
       5,500     Schlumberger, Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .          277,063
       6,600     Texaco,Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          395,175
                                                                                            ------------
                   TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,240,188
                                                                                            ------------

                 FINANCE 11.2%
      13,000     Ahmanson (H.F.) & Co.  . . . . . . . . . . . . . . . . . . . . . . . .          209,625
       5,700     Allstate Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,663
       4,800     American General Corp. . . . . . . . . . . . . . . . . . . . . . . . .          135,600
       5,500     American International Group, Inc. . . . . . . . . . . . . . . . . . .          539,000
      22,000     BankAmerica Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .          869,000
      25,000     Chase Manhattan Corp.  . . . . . . . . . . . . . . . . . . . . . . . .          859,375
      19,500     Chemical Banking Corp. . . . . . . . . . . . . . . . . . . . . . . . .          699,563
       2,400     Chubb Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          185,700
       5,100     Corestates Financial Corp. . . . . . . . . . . . . . . . . . . . . . .          132,600
       4,000     Crestar Financial Corp.  . . . . . . . . . . . . . . . . . . . . . . .          150,500
      10,000     Dean Witter, Discover & Co.  . . . . . . . . . . . . . . . . . . . . .          338,750
      15,000     Federal National Mortgage Association  . . . . . . . . . . . . . . . .        1,093,125
       3,000     First Interstate Bancorp . . . . . . . . . . . . . . . . . . . . . . .          202,875
       2,700     Marsh & McLennan Companies, Inc. . . . . . . . . . . . . . . . . . . .          213,975
       5,100     Midlantic Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          135,150
      18,000     NationsBank Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .          812,250
       6,000     NWNL Companies, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .          174,000
      10,700     Providian Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          330,363
       8,000     St. Paul Companies, Inc. . . . . . . . . . . . . . . . . . . . . . . .          358,000
                                                                                            ------------
                   TOTAL FINANCE  . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,574,114
                                                                                            ------------


                 HEALTH CARE 9.2%
       6,000     Abbott Laboratories  . . . . . . . . . . . . . . . . . . . . . . . . .          195,750
      *5,200     Amgen, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          306,800
      26,000     Baxter International, Inc. . . . . . . . . . . . . . . . . . . . . . .          734,500
       9,000     Bristol Myers Squibb Co. . . . . . . . . . . . . . . . . . . . . . . .          520,875
      10,600     Columbia/HCA Healthcare Corp.  . . . . . . . . . . . . . . . . . . . .          386,900
       5,700     Eli Lilly & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          374,063

COMMON STOCK PORTFOLIO                          INVESTMENT PORTFOLIO, CONTINUED

   Number of                                                                                    Market
     Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 HEALTH CARE-CONTINUED
      11,000     Mallinckrodt Group, Inc. . . . . . . . . . . . . . . . . . . . . . . .     $    328,625
      12,700     Merck & Co., Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          484,188
     *12,000     Nellcor, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          396,000
       5,300     Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          409,425
      10,000     Schering-Plough Corp.  . . . . . . . . . . . . . . . . . . . . . . . .          740,000
      25,000     Upjohn Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          768,750
       7,000     Warner Lambert Co. . . . . . . . . . . . . . . . . . . . . . . . . . .          539,000
                                                                                            ------------
                   TOTAL HEALTH CARE  . . . . . . . . . . . . . . . . . . . . . . . . .        6,184,876
                                                                                            ------------

                 PRODUCER MANUFACTURING 9.3%
      32,500     Browning-Ferris Industries, Inc. . . . . . . . . . . . . . . . . . . .          922,188
       3,700     Caterpillar, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          203,963
       3,200     Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . .          200,000
      11,600     General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . .          591,600
      21,000     Hanson, PLC, ADR . . . . . . . . . . . . . . . . . . . . . . . . . . .          378,000
       5,600     ITT Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          496,300
       5,100     Minnesota Mining & Manufacturing Co. . . . . . . . . . . . . . . . . .          272,213
      11,000     Philips N.V., ADR  . . . . . . . . . . . . . . . . . . . . . . . . . .          323,125
      22,000     Tenneco, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          935,000
      *5,400     Varity Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          195,750
      15,000     Westinghouse Electric Corp.  . . . . . . . . . . . . . . . . . . . . .          183,750
      59,800     WMX Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . . .        1,569,750
                                                                                            ------------
                   TOTAL PRODUCER MANUFACTURING . . . . . . . . . . . . . . . . . . . .        6,271,639
                                                                                            ------------

                 RAW MATERIALS/PROCESSING INDUSTRIES 7.0%
       1,600     Aluminum Co. of America  . . . . . . . . . . . . . . . . . . . . . . .          138,600
      15,300     American Barrick Resources Corp. . . . . . . . . . . . . . . . . . . .          340,425
      *7,500     Bethlehem Steel Corp.  . . . . . . . . . . . . . . . . . . . . . . . .          135,000
       4,800     Consolidated Papers  . . . . . . . . . . . . . . . . . . . . . . . . .          216,000
     *12,000     Crown, Cork & Seal, Inc. . . . . . . . . . . . . . . . . . . . . . . .          453,000
       7,000     DuPont (E.I.) de Nemours & Co., Inc. . . . . . . . . . . . . . . . . .          393,750
      15,200     Ethyl Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          146,300
       2,900     Hercules, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          334,588
       3,500     International Paper Co.  . . . . . . . . . . . . . . . . . . . . . . .          263,813
       9,000     Lubrizol Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          304,875
       7,000     Mead Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          340,375
       2,500     Monsanto Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          176,250
      12,000     Newmont Mining Corp. . . . . . . . . . . . . . . . . . . . . . . . . .          432,000
      15,000     Praxair, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          307,500
      13,000     Sherwin Williams Co. . . . . . . . . . . . . . . . . . . . . . . . . .          430,625
       4,000     USX/US Steel Group . . . . . . . . . . . . . . . . . . . . . . . . . .          142,000
       3,600     Weyerhauser Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          135,000
                                                                                            ------------
                   TOTAL RAW MATERIALS/PROCESSING INDUSTRIES  . . . . . . . . . . . . .        4,690,101
                                                                                            ------------

                 TECHNOLOGY 5.8%
       5,200     Apple Computer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .          202,800
       7,400     Avnet, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          273,800
       8,000     Boeing Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          374,000
       4,400     Computer Associates International, Inc.  . . . . . . . . . . . . . . .          213,400
       2,000     Hewlett Packard Co.  . . . . . . . . . . . . . . . . . . . . . . . . .          199,750
       3,800     Intel Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          242,725
      10,000     International Business Machines Corp.  . . . . . . . . . . . . . . . .          735,000

COMMON STOCK PORTFOLIO                          INVESTMENT PORTFOLIO, CONTINUED

   Number of                                                                                    Market
     Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 TECHNOLOGY-CONTINUED
       5,000     Loral Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    189,375
      10,000     Rockwell International Corp. . . . . . . . . . . . . . . . . . . . . .          357,500
     *15,700     Stratus Computer, Inc. . . . . . . . . . . . . . . . . . . . . . . . .          596,600
      *7,500     Sun Microsystems, Inc. . . . . . . . . . . . . . . . . . . . . . . . .          266,250
       3,100     Texas Instruments, Inc.  . . . . . . . . . . . . . . . . . . . . . . .          232,113
                                                                                            ------------
                   TOTAL TECHNOLOGY . . . . . . . . . . . . . . . . . . . . . . . . . .        3,883,313
                                                                                            ------------

                 TRANSPORTATION 3.5%
     *25,000     AMR Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,331,250
     *11,600     Federal Express Corp.  . . . . . . . . . . . . . . . . . . . . . . . .          698,900
      12,000     Illinois Central Corp. . . . . . . . . . . . . . . . . . . . . . . . .          369,000
                                                                                            ------------
                   TOTAL TRANSPORTATION . . . . . . . . . . . . . . . . . . . . . . . .        2,399,150
                                                                                            ------------

                 UTILITIES 12.0%
       4,200     American Electric Power, Inc.  . . . . . . . . . . . . . . . . . . . .          138,075
       8,000     Ameritech Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          323,000
       9,500     AT&T Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          477,375
      30,000     Baltimore Gas & Electric Co. . . . . . . . . . . . . . . . . . . . . .          663,750
       6,500     Bell Atlantic Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .          323,375
       9,200     Bellsouth Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          497,950
       7,500     Carolina Power &Light Co.  . . . . . . . . . . . . . . . . . . . . . .          199,688
       7,500     Centerior Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . .           66,563
       2,500     Cipsco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,500
       2,400     Florida Progress Corp. . . . . . . . . . . . . . . . . . . . . . . . .           72,000
       6,000     FPL Group, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          210,750
      16,700     GTECorp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          507,263
       2,000     Houston Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .           71,250
       2,800     Idaho Power Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           65,800
       8,300     Illinova Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          180,525
       2,200     Ipalco Enterprises, Inc. . . . . . . . . . . . . . . . . . . . . . . .           66,000
       3,300     Nevada Power Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,238
       2,500     NIPSCO Industries, Inc.  . . . . . . . . . . . . . . . . . . . . . . .           74,375
      13,000     Nynex Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          477,750
      11,000     Ohio Edison Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          203,500
       8,000     Pacificorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          145,000
      12,000     Pacific Telesis Corp.  . . . . . . . . . . . . . . . . . . . . . . . .          342,000
      16,000     Peco Energy Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          392,000
       5,000     Public Service Co. of Colorado . . . . . . . . . . . . . . . . . . . .          146,875
      *5,200     Public Service Co. of New Mexico . . . . . . . . . . . . . . . . . . .           67,600
       3,300     Puget Sound Power & Light Co.  . . . . . . . . . . . . . . . . . . . .           66,413
       3,400     San Diego Gas & Electric Co. . . . . . . . . . . . . . . . . . . . . .           65,450
      30,000     Southern Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          600,000
       2,500     Southwestern Public Service Co.  . . . . . . . . . . . . . . . . . . .           66,250
      36,100     Sprint Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          997,252
      13,600     US West Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          484,500
                                                                                            ------------
                   TOTAL UTILITIES  . . . . . . . . . . . . . . . . . . . . . . . . . .        8,127,067
                                                                                            ------------
                   TOTAL COMMON STOCK (Cost $63,376,491)  . . . . . . . . . . . . . . .       62,812,938
                                                                                            ------------

COMMON STOCK PORTFOLIO                          INVESTMENT PORTFOLIO, CONTINUED

   Number of                                                                                    Market
     Warrants                                                                                    Value
----------------------------------------------------------------------------------------------------------
                 Warrants 0.0%
        *189     Chase Manhattan Corp., expiring 6/30/96 (Cost $0)  . . . . . . . . . .     $        921
                                                                                            ------------

   Principal
     Amount      Short-Term Investments 10.4%
-------------
$  5,070,000     Repurchase Agreement with Salomon Brothers, Inc., dated 12/30/94,
                   5.75%, due 1/3/95 (Collateralized by U.S. Government obligations
                   in a pooled cash account) repurchase proceeds $5,073,239 . . . . . .        5,070,000
   2,000,000     United States Treasury Bills, 5.37%, 3/9/95  . . . . . . . . . . . . .        1,979,380
                                                                                            ------------
                   TOTAL SHORT-TERM INVESTMENTS (Cost $7,049,940) . . . . . . . . . . .        7,049,380
                                                                                            ------------
                 TOTAL INVESTMENTS (Cost $70,426,431) 103.5%  . . . . . . . . . . . . .       69,863,239
                 Other assets and liabilities, net (3.5%) . . . . . . . . . . . . . . .       (2,391,317)
                                                                                            ------------
                 NET ASSETS 100%  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 67,471,922
                                                                                            ============

*NON-INCOME PRODUCING SECURITY.


SEE NOTES TO FINANCIAL STATEMENTS.

COMMON STOCK PORTFOLIO                       STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994


ASSETS
Investments, at market value (Cost $70,426,431)............................              $69,863,239
Cash.......................................................................                    5,544
Receivable for investments sold............................................                2,468,712
Dividends and interest receivable..........................................                  174,051
Receivable for Fund shares sold............................................                    4,113
Other assets...............................................................                    1,856
                                                                                         -----------
  TOTAL ASSETS.............................................................               72,517,515
                                                                                         -----------

LIABILITIES
Payable for investments purchased..........................................                4,974,888
Accrued expenses...........................................................                   38,107
Due to Adviser.............................................................                   24,566
Due to broker-variation margin.............................................                    4,450
Payable for Fund shares redeemed...........................................                    2,082
Due to shareholder service agent...........................................                    1,500
                                                                                         -----------
  TOTAL LIABILITIES........................................................                5,045,593
                                                                                         -----------
NET ASSETS, equivalent to $12.39 per share.................................              $67,471,922
                                                                                         ===========

NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited shares
 authorized; 5,444,930 shares outstanding..................................              $    54,449
Capital surplus............................................................               67,494,639
Undistributed net realized gain on securities..............................                  470,859
Net unrealized depreciation of securities..................................                 (563,192)
Undistributed net investment income........................................                   15,167
                                                                                         -----------
NET ASSETS at December 31, 1994............................................              $67,471,922
                                                                                         ===========




SEE NOTES TO FINANCIAL STATEMENTS.

COMMON STOCK PORTFOLIO                                      FINANCIAL STATEMENTS


                                                                                       YEAR ENDED
Statement of Operations                                                             DECEMBER 31, 1994
                                                                                    -----------------
INVESTMENT INCOME
Dividends.................................................................             $ 1,481,139
Interest..................................................................                 124,770
                                                                                       -----------
  Investment income.......................................................               1,605,909
                                                                                       -----------

EXPENSES
Management fees (net of expense reimbursement of $57,464).................                 288,895
Accounting services.......................................................                  52,665
Shareholder service agent's fees and expenses.............................                  18,971
Audit fees................................................................                  13,860
Custodian fees............................................................                  12,789
Trustees' fees and expenses...............................................                  10,873
Reports to shareholders...................................................                   9,429
Legal fees................................................................                   5,412
Miscellaneous.............................................................                   2,737
                                                                                       -----------
  Total expenses..........................................................                 415,631
                                                                                       -----------
  Net investment income...................................................               1,190,278
                                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain on securities
  Investments.............................................................               6,940,744
  Futures contracts.......................................................                   9,973
Net unrealized depreciation of securities during the year.................             (10,647,731)
                                                                                       -----------
  Net realized and unrealized loss on securities..........................              (3,697,014)
                                                                                       -----------
  Decrease in net assets resulting from operations........................             $(2,506,736)
                                                                                       ===========

--------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31
                                                                        ------------------------------
Statement of Changes in Net Assets                                         1994               1993
                                                                        -----------        -----------
NET ASSETS, beginning of year..................................         $72,259,545        $65,568,719
                                                                        -----------        -----------

OPERATIONS
 Net investment income.........................................           1,190,278            974,853
 Net realized gain on securities...............................           6,950,717          5,217,127
 Net unrealized depreciation of securities during the year.....         (10,647,731)          (213,251)
                                                                        -----------        -----------
  Increase (decrease) in net assets resulting from operations..          (2,506,736)         5,978,729
                                                                        -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income.........................................          (1,197,291)        (1,003,254)
 Net realized gain on securities...............................          (6,788,651)        (3,109,301)
                                                                        -----------        -----------
                                                                         (7,985,942)        (4,112,555)
                                                                        -----------        -----------
SHARE TRANSACTIONS
 Proceeds from shares sold.....................................          11,714,030         19,058,822
 Proceeds from shares issued for dividends and
  distributions reinvested.....................................           7,985,942          4,112,555
 Cost of shares redeemed.......................................         (13,994,917)       (18,346,725)
                                                                        -----------        -----------
  Increase in net assets resulting from share transactions.....           5,705,055          4,824,652
                                                                        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS..............................          (4,787,623)         6,690,826
                                                                        -----------        -----------
NET ASSETS, end of year........................................         $67,471,922        $72,259,545
                                                                        ===========        ===========

CHANGE IN SHARES OUTSTANDING
Shares sold....................................................             827,085          1,310,999
Shares issued for dividends and distributions reinvested.......             648,452            292,694
Shares redeemed................................................            (989,273)        (1,258,324)
                                                                        -----------        -----------
  Increase in shares outstanding...............................             486,264            345,369
                                                                        ===========        ===========




SEE NOTES TO FINANCIAL STATEMENTS.

DOMESTIC STRATEGIC INCOME PORTFOLIO                         INVESTMENT PORTFOLIO
December 31, 1994

   Principal                                                                                    Market
     Amount                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 Corporate Obligations 84.0%
                 CONSUMER DISTRIBUTION 11.5%
$    500,000     Borden, Inc., 7.875%, 2/15/23  . . . . . . . . . . . . . . . . . . . .     $    376,700
     300,000     ConAgra, Inc., 9.75%, 3/1/21 . . . . . . . . . . . . . . . . . . . . .          318,630
     500,000     Food 4 Less, 13.75%, 6/15/01 . . . . . . . . . . . . . . . . . . . . .          542,500
     350,000     Levitz Furniture Corp., 9.625%, 7/15/03  . . . . . . . . . . . . . . .          278,250
     500,000     Smitty's Supervalue, 12.75%, 6/15/04 (private placement, purchased
                   on 6/22/94)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          490,000
     500,000     Specialty Retailers, Inc., 11.00%, 8/15/03 . . . . . . . . . . . . . .          445,000
                                                                                            ------------
                   TOTAL CONSUMER DISTRIBUTION  . . . . . . . . . . . . . . . . . . . .        2,451,080
                                                                                            ------------

                 CONSUMER DURABLES 2.6%
     500,000     Chrysler Corp., 10.95%, 8/1/17 . . . . . . . . . . . . . . . . . . . .          547,850
                                                                                            ------------

                 CONSUMER NON-DURABLES 4.5%
     500,000     Fieldcrest Cannon, Inc., 11.25%, 6/15/04 . . . . . . . . . . . . . . .          502,500
     500,000     Westpoint Stevens, 9.375%, 12/15/05  . . . . . . . . . . . . . . . . .          452,500
                                                                                            ------------
                   TOTAL CONSUMER NON-DURABLES  . . . . . . . . . . . . . . . . . . . .          955,000
                                                                                            ------------

                 CONSUMER SERVICES 9.7%
     250,000     News America Holdings, Inc., 10.125%, 10/15/12 . . . . . . . . . . . .          258,850
     500,000     Tele-Communications, Inc., 7.875%, 8/1/13  . . . . . . . . . . . . . .          422,150
     500,000     Time Warner, Inc., 9.125%, 1/15/13 . . . . . . . . . . . . . . . . . .          453,400
     500,000     Turner Broadcasting System, Inc., 7.40%, 2/1/04  . . . . . . . . . . .          417,900
     500,000     Valassis Inserts, Inc., 9.55%, 12/1/03 . . . . . . . . . . . . . . . .          502,380
                                                                                            ------------
                   TOTAL CONSUMER SERVICES  . . . . . . . . . . . . . . . . . . . . . .        2,054,680
                                                                                            ------------

                 ENERGY17.2%
                 Coastal Corp.
     300,000       10.25%, 10/15/04 . . . . . . . . . . . . . . . . . . . . . . . . . .          322,740
     200,000       11.75%, 6/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . .          215,620
     500,000     Forest Oil Corp., 11.25%, 9/1/03 . . . . . . . . . . . . . . . . . . .          445,000
     500,000     HS Resources, Inc., 9.875%, 12/1/03  . . . . . . . . . . . . . . . . .          463,750
     500,000     Occidental Petroleum Corp., 10.125%, 11/15/01  . . . . . . . . . . . .          535,700
     500,000     PDV America, Inc., 7.875%, 8/1/03  . . . . . . . . . . . . . . . . . .          440,350
     500,000     Texaco Capital, Inc., 8.625%, 6/30/10  . . . . . . . . . . . . . . . .          506,600
     250,000     Union Oil Co. of California, 9.25%, 2/1/03 . . . . . . . . . . . . . .          260,625
     500,000     Western Atlas, Inc., 7.875%, 6/15/04 . . . . . . . . . . . . . . . . .          474,700
                                                                                            ------------
                   TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,665,085
                                                                                            ------------

DOMESTIC STRATEGIC INCOME PORTFOLIO              INVESTMENT PORTFOLIO, CONTINUED

   Principal                                                                                    Market
     Amount                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 FINANCE 4.7%
$    250,000     Bluebell Funding, Inc., 11.85%, 5/1/99 . . . . . . . . . . . . . . . .     $    258,125
     250,000     First PV Funding Corp., Series 1986-A, 10.30%, 1/15/14 . . . . . . . .          236,250
     500,000     Phoenix Re Corp., 9.75%, 8/15/03 . . . . . . . . . . . . . . . . . . .          495,000
                                                                                            ------------
                   TOTAL FINANCE  . . . . . . . . . . . . . . . . . . . . . . . . . . .          989,375
                                                                                            ------------

                 HEALTH CARE 2.2%
     500,000     Healthtrust, Inc - The Hospital Co., 8.75%, 3/15/05  . . . . . . . . .          476,250
                                                                                            ------------

                 RAW MATERIALS/PROCESSING INDUSTRIES 9.9%
     250,000     Container Corp. of America, 9.75%, 4/1/03  . . . . . . . . . . . . . .          234,375
     250,000     Geneva Steel Co., 11.125%, 3/15/01 . . . . . . . . . . . . . . . . . .          235,000
     500,000     Georgia-Pacific Corp., 9.95%, 6/15/02  . . . . . . . . . . . . . . . .          531,665
     150,000     IMC Fertilizer Group, Inc., 9.45%, 12/15/11  . . . . . . . . . . . . .          135,000
     500,000     Noranda, Inc., 8.125%, 6/15/04 . . . . . . . . . . . . . . . . . . . .          479,200
     500,000     Riverwood International Corp., 10.375%, 6/30/04  . . . . . . . . . . .          497,500
                                                                                            ------------
                   TOTAL RAW MATERIALS/PROCESSING INDUSTRIES  . . . . . . . . . . . . .        2,112,740
                                                                                            ------------

                 TECHNOLOGY 4.6%
     500,000     International Business Machines Corp., 7.50%, 6/15/13  . . . . . . . .          447,850
     500,000     Unisys Corp., 13.50%, 7/1/97 . . . . . . . . . . . . . . . . . . . . .          536,250
                                                                                            ------------
                   TOTAL TECHNOLOGY . . . . . . . . . . . . . . . . . . . . . . . . . .          984,100
                                                                                            ------------

                 TRANSPORTATION 11.5%
     500,000     Delta Air Lines, Inc., 9.75%, 5/15/21  . . . . . . . . . . . . . . . .          459,550
     500,000     International Shipholding Corp., 9.00%, 7/1/03 . . . . . . . . . . . .          452,500
     350,000     Kansas City Southern Industries, Inc., 8.80%, 7/1/22 . . . . . . . . .          340,480
     250,000     Southern Pacific Rail Corp., 9.375%, 8/15/05 . . . . . . . . . . . . .          233,750
     250,000     Southern Pacific Transit Co., 10.50%, 7/1/99 . . . . . . . . . . . . .          255,000
     500,000     Southwest Airlines Co., 9.40%, 7/1/01  . . . . . . . . . . . . . . . .          519,300
     200,000     United Air Lines, Inc., Series 1991-A, 10.02%, 3/22/14 . . . . . . . .          188,640
                                                                                            ------------
                   TOTAL TRANSPORTATION . . . . . . . . . . . . . . . . . . . . . . . .        2,449,220
                                                                                            ------------

                 UTILITIES 5.6%
     350,000     Monongahela Power Co., 8.375%, 7/1/22  . . . . . . . . . . . . . . . .          337,470
     350,000     Public Service Co. of Colorado, 8.75%, 3/1/22  . . . . . . . . . . . .          342,125
                 Texas Utilities Electric Co.
     150,000       9.00%, 4/1/22  . . . . . . . . . . . . . . . . . . . . . . . . . . .          147,420
     350,000       9.75%, 5/01/21 . . . . . . . . . . . . . . . . . . . . . . . . . . .          364,595
                                                                                            ------------
                   TOTAL UTILITIES  . . . . . . . . . . . . . . . . . . . . . . . . . .        1,191,610
                                                                                            ------------
                   TOTAL CORPORATE OBLIGATIONS (Cost $19,052,156) . . . . . . . . . . .       17,876,990
                                                                                            ------------

DOMESTIC STRATEGIC INCOME PORTFOLIO              INVESTMENT PORTFOLIO, CONTINUED

   Principal                                                                                    Market
     Amount                                                                                      Value
----------------------------------------------------------------------------------------------------------
                 Government Obligations 8.9%
$  1,169,977     Federal National Mortgage Association, 10.00%, 4/1/21  . . . . . . . .     $  1,227,377
     350,000     Province of Newfoundland (Canada), 8.65%, 10/22/22 . . . . . . . . . .          336,455
     350,000     Province of Saskatchewan (Canada), 8.00%, 2/1/13 . . . . . . . . . . .          329,070
                                                                                            ------------
                   TOTAL GOVERNMENT OBLIGATIONS (Cost $1,936,526) . . . . . . . . . . .        1,892,902
                                                                                            ------------

   Number of
     Shares      Preferred Stock 0.7%
-------------
      *6,889     Supermarkets General Holdings Corp., $3.52 Payment-in-Kind
                   (Cost $166,940)  . . . . . . . . . . . . . . . . . . . . . . . . . .          151,557
                                                                                            ------------
                 Common Stock 0.5%
         742     Arcadian Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,356
      *3,500     Dr Pepper/Seven-Up Companies, Inc. . . . . . . . . . . . . . . . . . .           89,688
      *2,500     FF Holdings Co. (private placement, purchased on 10/6/92)  . . . . . .            5,000
                                                                                            ------------
                   TOTAL COMMON STOCK (Cost $37,122)  . . . . . . . . . . . . . . . . .          108,044
                                                                                            ------------

   Principal
     Amount      Repurchase Agreement 3.6%
-------------
$    755,000     Salomon Brothers, Inc., dated 12/30/94, 5.75%, due 1/3/95
                   (collateralized by U.S. Government obligations in a pooled cash
                   account) repurchase proceeds $755,482 (Cost $755,000)  . . . . . . .          755,000
                                                                                            ------------
                 TOTAL INVESTMENTS (Cost $21,947,744) 97.7% . . . . . . . . . . . . . .       20,784,493
                 Other assets and liabilities, net 2.3% . . . . . . . . . . . . . . . .          489,476
                                                                                            ------------
                 NET ASSETS 100%  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 21,273,969
                                                                                            ============

*NON-INCOME PRODUCING SECURITY.


SEE NOTES TO FINANCIAL STATEMENTS.

DOMESTIC STRATEGIC INCOME PORTFOLIO          STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

ASSETS
Investments, at market value (Cost $21,947,744)............................      $    20,784,493
Receivable for investments sold............................................                7,293
Interest receivable........................................................              520,944
Other assets...............................................................                1,449
                                                                                 ---------------
  TOTAL ASSETS.............................................................           21,314,179
                                                                                 ---------------
LIABILITIES
Due to shareholder service agent...........................................                1,500
Due to Adviser.............................................................                  222
Accrued expenses and other liabilities.....................................               38,488
                                                                                 ---------------
  TOTAL LIABILITIES........................................................               40,210
                                                                                 ---------------
NET ASSETS, equivalent to $7.35 per share..................................      $    21,273,969
                                                                                 ===============

NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited shares
  authorized; 2,894,700 shares outstanding.................................      $        28,947
Capital surplus............................................................           24,655,160
Accumulated net realized loss on securities................................           (2,258,509)
Net unrealized depreciation of securities..................................           (1,163,251)
Undistributed net investment income........................................               11,622
                                                                                 ---------------
NET ASSETS at December 31, 1994............................................      $    21,273,969
                                                                                 ===============

SEE NOTES TO FINANCIAL STATEMENTS.

DOMESTIC STRATEGIC INCOME PORTFOLIO                         FINANCIAL STATEMENTS


                                                                                 YEAR ENDED
Statement of Operations                                                       DECEMBER 31, 1994
                                                                              -----------------
INVESTMENT INCOME
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  2,326,364
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 9,180
                                                                                 ------------
  Investment income . . . . . . . . . . . . . . . . . . . . . . . . . .             2,335,544
                                                                                 ------------
EXPENSES
Accounting services . . . . . . . . . . . . . . . . . . . . . . . . . .                51,604
Management fees (net of expense reimbursement of $91,634) . . . . . . .                38,840
Audit fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                21,100
Shareholder service agent's fees and expenses . . . . . . . . . . . . .                18,896
Trustees' fees and expenses . . . . . . . . . . . . . . . . . . . . . .                10,294
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . .                 8,718
Legal fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,467
Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,263
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,387
                                                                                 ------------
  Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . .               156,569
                                                                                 ------------
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . .             2,178,975
                                                                                 ------------
REALIZED AND UNREALIZED LOSS ON SECURITIES
Net realized loss on securities . . . . . . . . . . . . . . . . . . . .              (857,071)
Net unrealized depreciation of securities during the year . . . . . . .            (2,543,211)
                                                                                 ------------
  Net realized and unrealized loss on securities. . . . . . . . . . . .            (3,400,282)
                                                                                 ------------
  Decrease in net assets resulting from operations. . . . . . . . . . .          $ (1,221,307)
                                                                                 ============

--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31
Statement of Changes in Net Assets                                         1994                 1993
                                                                      -------------         ------------
NET ASSETS, beginning of year. . . . . . . . . . . . . . . . .        $  27,443,291         $ 21,104,269
                                                                      -------------         ------------
OPERATIONS
 Net investment income . . . . . . . . . . . . . . . . . . . .            2,178,975            2,080,701
 Net realized gain (loss) on securities. . . . . . . . . . . .             (857,071)             758,188
 Net unrealized appreciation (depreciation) of securities
  during the year. . . . . . . . . . . . . . . . . . . . . . .           (2,543,211)             992,020
                                                                      -------------         ------------
  Increase (decrease) in net assets resulting from operations            (1,221,307)           3,830,909
                                                                      -------------         ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME . . . . .           (2,170,097)          (2,108,100)
                                                                      -------------         ------------
SHARE TRANSACTIONS
 Proceeds from shares sold . . . . . . . . . . . . . . . . . .            9,066,088           11,337,495
 Proceeds from shares issued for dividends reinvested. . . . .            2,170,097            2,108,100
 Cost of shares redeemed . . . . . . . . . . . . . . . . . . .          (14,014,103)          (8,829,382)
                                                                      -------------         ------------
  Increase (decrease) in net assets resulting from
   share transactions. . . . . . . . . . . . . . . . . . . . .           (2,777,918)           4,616,213
                                                                      -------------         ------------
INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . .           (6,169,322)           6,339,022
                                                                      -------------         ------------
NET ASSETS, end of year. . . . . . . . . . . . . . . . . . . .        $  21,273,969         $ 27,443,291
                                                                      =============         ============

CHANGE IN SHARES OUTSTANDING
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . .            1,100,823            1,292,527
Shares issued for dividends reinvested . . . . . . . . . . . .              296,939              246,332
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . .           (1,700,172)            (979,834)
                                                                      -------------         ------------
  Increase (decrease) in shares outstanding. . . . . . . . . .             (302,410)             559,025
                                                                      =============         ============

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT PORTFOLIO                                        INVESTMENT PORTFOLIO
December 31, 1994

   Principal                                                                                    Market
     Amount                                                                                      Value
---------------------------------------------------------------------------------------------------------
                 United States Agency Obligations 74.6%
                 Federal Home Loan Mortgage Corp.
$  **2,938,036     7.00% Pools, 5/1/24 to 7/1/24  . . . . . . . . . . . . . . . . . . .     $  2,671,791
     5,980,199     7.50% Pools, 5/1/24 to 10/1/24 . . . . . . . . . . . . . . . . . . .        5,587,778
     2,017,347     8.00% Pools, 9/1/24 to 10/1/24 . . . . . . . . . . . . . . . . . . .        1,934,757
     2,481,538     8.50% Pools, 3/1/17 to 1/1/23  . . . . . . . . . . . . . . . . . . .        2,441,213
                 Federal National Mortgage Association
     1,003,644     7.00% Pools, 12/1/23 to 6/1/24 . . . . . . . . . . . . . . . . . . .          910,496
     3,994,680     7.50% Pools, 5/1/24 to 11/1/24 . . . . . . . . . . . . . . . . . . .        3,730,033
     8,062,912     8.00% Pools, 4/1/24 to 11/1/24 . . . . . . . . . . . . . . . . . . .        7,722,737
       800,049     9.50% Pools, 4/01/20 . . . . . . . . . . . . . . . . . . . . . . . .          822,051
     1,837,030     11.00% Pools, 11/01/20 . . . . . . . . . . . . . . . . . . . . . . .        1,983,993
                 Government National Mortgage Association
     2,174,690     7.00% Pools, 11/15/23 to 6/15/24 . . . . . . . . . . . . . . . . . .        1,950,436
     5,887,011     7.50% Pools, 4/15/22 to 6/15/24  . . . . . . . . . . . . . . . . . .        5,462,028
   **7,882,681     8.00% Pools, 5/15/17 to 11/15/24 . . . . . . . . . . . . . . . . . .        7,535,370
       810,543     8.50% Pools, 4/15/17 to 7/15/17  . . . . . . . . . . . . . . . . . .          796,107
   **4,671,870     9.00% Pools, 5/15/16 to 8/15/17  . . . . . . . . . . . . . . . . . .        4,712,749
       558,332     11.00% Pools, 9/15/10 to 10/15/18  . . . . . . . . . . . . . . . . .          604,567
                                                                                            ------------
                   TOTAL UNITED STATES AGENCY OBLIGATIONS
                     (Cost $50,539,880) . . . . . . . . . . . . . . . . . . . . . . . .       48,866,106
                                                                                            ------------

                 United States Treasury Obligations 16.0%
                 United States Treasury Notes
       500,000     5.50%, 2/15/95   . . . . . . . . . . . . . . . . . . . . . . . . . .          499,845
     4,000,000     7.25%, 11/15/96  . . . . . . . . . . . . . . . . . . . . . . . . . .        3,966,880
     2,000,000     7.75%, 11/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . .        1,991,560
     2,000,000     8.50%, 5/15/95   . . . . . . . . . . . . . . . . . . . . . . . . . .        2,014,060
     2,000,000     11.25%, 5/15/95  . . . . . . . . . . . . . . . . . . . . . . . . . .        2,034,380
                                                                                            ------------
                   TOTAL UNITED STATES TREASURY OBLIGATIONS
                     (Cost $11,142,109) . . . . . . . . . . . . . . . . . . . . . . . .       10,506,725
                                                                                            ------------

                 Forward Purchase Commitments 6.0%
    *2,000,000   Federal Home Loan Mortgage Association, 8.50%, settling 1/95 . . . . .        1,967,500
    *2,000,000   Federal National Mortgage Association, 8.50%, settling 1/95  . . . . .        1,963,120
                                                                                            ------------
                   TOTAL FORWARD PURCHASE COMMITMENTS (Cost $3,954,062) . . . . . . . .        3,930,620
                                                                                            ------------

                 Repurchase Agreement 8.8%
     5,780,000   Salomon Brothers, Inc., dated 12/30/94, 5.75%, due 1/3/95
                   (collateralized by U.S. Government obligations in a pooled cash
                   account) repurchase proceeds $5,783,693 (Cost $5,780,000)  . . . . .        5,780,000
                                                                                            ------------
                 TOTAL INVESTMENTS (Cost $71,416,051) 105.4%  . . . . . . . . . . . . .       69,083,451
                 Other assets and liabilities, net (5.4%) . . . . . . . . . . . . . . .       (3,570,190)
                                                                                            ------------
                 NET ASSETS 100%  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 65,513,261
                                                                                            ============

 *NON-INCOME PRODUCING SECURITIES.
**SECURITIES WITH A MARKET VALUE OF APPROXIMATELY $9.9 MILLION WERE PLACED AS
  COLLATERAL FOR FUTURES CONTRACTS AND FORWARD PURCHASE COMMITMENTS (NOTE 1B).

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT PORTFOLIO                         STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

ASSETS
Investments, at market value (Cost $71,416,051)............................            $        69,083,451
Cash.......................................................................                          2,855
Interest receivable........................................................                        441,732
Unrealized appreciation of forward commitments.............................                         26,569
Receivable for Fund shares sold............................................                          3,757
Other assets...............................................................                          8,043
                                                                                       -------------------
  TOTAL ASSETS.............................................................                     69,566,407
                                                                                       -------------------

LIABILITIES
Payable for investments purchased..........................................                      3,954,062
Payable for Fund shares purchased..........................................                         25,244
Due to Adviser.............................................................                         23,861
Due to shareholder service agent...........................................                          1,500
Accrued expenses and other liabilities.....................................                         48,479
                                                                                       -------------------
  TOTAL LIABILITIES........................................................                      4,053,146
                                                                                       -------------------
NET ASSETS, equivalent to $8.28 per share..................................            $        65,513,261
                                                                                       ===================

NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share, unlimited shares
  authorized; 7,914,930 shares outstanding.................................            $            79,149
Capital surplus............................................................                     82,533,700
Accumulated net realized loss on securities................................                    (14,787,043)
Net unrealized appreciation (depreciation) of securities
  Investments..............................................................                     (2,332,600)
  Forward commitments......................................................                         26,569
  Futures contracts........................................................                         (2,377)
Accumulated net investment loss............................................                         (4,137)
                                                                                       -------------------
NET ASSETS at December 31, 1994............................................            $        65,513,261
                                                                                       ===================





SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT PORTFOLIO                                        FINANCIAL STATEMENTS

                                                                                  YEAR ENDED
Statement of Operations                                                        DECEMBER 31, 1994
                                                                               -----------------
INVESTMENT INCOME
Interest..................................................................        $   5,139,715
                                                                                  -------------

EXPENSES
Management fees (net of expense reimbursement of $68,843).................              282,831
Accounting services.......................................................               58,043
Audit fees................................................................               22,160
Shareholder service agent's fees and expenses.............................               18,647
Custodian fees............................................................               17,172
Trustees' fees and expenses...............................................               10,935
Reports to shareholders...................................................                5,234
Legal fees................................................................                3,928
Miscellaneous.............................................................                3,059
                                                                                  -------------
  Total expenses..........................................................              422,009
                                                                                  -------------
  Net investment income...................................................            4,717,706
                                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized loss on securities
  Investments and forward commitments.....................................           (5,400,416)
  Futures contracts.......................................................             (683,356)
Net unrealized appreciation (depreciation) of securities during the year
  Investments.............................................................           (2,417,837)
  Forward commitments.....................................................               30,977
  Futures contracts.......................................................              169,114
                                                                                  -------------
  Net realized and unrealized loss on securities..........................           (8,301,518)
                                                                                  -------------
  Decrease in net assets resulting from operations........................        $  (3,583,812)
                                                                                  =============

--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31
                                                                    --------------------------------
Statement of Changes in Net Assets                                      1994               1993
                                                                    -------------      -------------
NET ASSETS, beginning of year.................................      $  80,630,053      $  74,842,296
                                                                    -------------      -------------

OPERATIONS
 Net investment income........................................          4,717,706          5,069,075
 Net realized gain (loss) on securities.......................         (6,083,772)         4,901,827
 Net unrealized depreciation of securities during the year....         (2,217,746)        (4,092,262)
                                                                    -------------      -------------
  Increase (decrease) in net assets resulting from operations.         (3,583,812)         5,878,640
                                                                    -------------      -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME..........         (4,508,286)        (4,842,309)
                                                                    -------------      -------------

SHARE TRANSACTIONS
 Proceeds from shares sold....................................          3,484,195         10,003,675
 Proceeds from shares issued for dividends reinvested ........          4,508,286          4,842,309
 Cost of shares redeemed......................................        (15,017,175)       (10,094,558)
                                                                    -------------      -------------
  Increase (decrease) in net assets resulting from
    share transactions........................................         (7,024,694)         4,751,426
                                                                    -------------      -------------
INCREASE (DECREASE) IN NET ASSETS.............................        (15,116,792)         5,787,757
                                                                    -------------      -------------
NET ASSETS, end of year.......................................      $  65,513,261      $  80,630,053
                                                                    =============      =============

CHANGE IN SHARES OUTSTANDING
Shares sold...................................................            405,270         1,071,835
Shares issued for dividends reinvested........................            524,430           519,719
Shares redeemed...............................................         (1,719,219)       (1,083,789)
                                                                    -------------      -------------
  Increase (decrease) in shares outstanding...................           (789,519)          507,765
                                                                    =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET PORTFOLIO                                      INVESTMENT PORTFOLIO
December 31, 1994

Principal                                                                                                 Market
 Amount                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
                  Commercial Paper 26.2%
$   1,500,000     Chevron Oil Finance Co., 5.93%, 1/6/95  . . . . . . . . . . . . . . . . . . . . .    $  1,498,525
    1,500,000     General Electric Capital Corp., 5.89%, 2/16/95  . . . . . . . . . . . . . . . . .       1,488,642
    1,500,000     MetLife Funding, Inc., 6.03%, 1/18/95 . . . . . . . . . . . . . . . . . . . . . .       1,495,500
    1,500,000     Prudential Funding Corp., 5.47%, 1/3/95 . . . . . . . . . . . . . . . . . . . . .       1,499,323
    1,500,000     Toronto Dominion Holdings, 5.93%, 1/6/95  . . . . . . . . . . . . . . . . . . . .       1,498,525
                                                                                                       ------------
                   TOTAL COMMERCIAL PAPER (Cost $7,480,515) . . . . . . . . . . . . . . . . . . . .       7,480,515
                                                                                                       ------------
                  United States Agency and Government Obligations 72.4%
    3,000,000     Federal Home Loan Banks, 5.93%, 1/6/95  . . . . . . . . . . . . . . . . . . . . .       2,997,050
    2,000,000     Federal Home Loan Banks, 5.93%, 1/5/95  . . . . . . . . . . . . . . . . . . . . .       1,998,361
      774,000     Federal Home Loan Mortgage Corp., 5.37%, 1/6/95 . . . . . . . . . . . . . . . . .         773,316
    1,000,000     Federal Home Loan Mortgage Corp., 5.83%, 2/21/95  . . . . . . . . . . . . . . . .         991,694
    5,000,000     Home Loan Mortgage Corp., 5.70%, 2/2/95 . . . . . . . . . . . . . . . . . . . . .       4,973,792
    2,000,000     Federal National Mortgage Association, 5.32%, 1/20/95 . . . . . . . . . . . . . .       1,994,167
    3,000,000     Federal National Mortgage Association, 5.78%, 2/17/95 . . . . . . . . . . . . . .       2,977,200
    2,000,000     Federal National Mortgage Association, 5.80%, 2/21/95 . . . . . . . . . . . . . .       1,983,476
    2,000,000     Federal National Mortgage Association, 5.81%, 1/4/95  . . . . . . . . . . . . . .       1,998,713
                                                                                                       ------------
                   TOTAL UNITED STATES AGENCY AND GOVERNMENT OBLIGATIONS
                    (Cost $20,687,769)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      20,687,769
                                                                                                       ------------
                  Repurchase Agreement 1.5%
      420,000     Salomon Brothers, Inc., dated 12/30/94, 5.75%,
                   due 1/3/95 (collateralized by U.S. Government
                   obligations in a pooled cash account) repurchase
                   proceeds $420,268 (Cost $420,000)  . . . . . . . . . . . . . . . . . . . . . . .         420,000
                                                                                                       ------------
                  TOTAL INVESTMENTS (Cost $28,588,284) 100.1% . . . . . . . . . . . . . . . . . . .      28,588,284
                  Other assets and liabilities, net (0.1%)  . . . . . . . . . . . . . . . . . . . .         (40,609)
                                                                                                       ------------
                  NET ASSETS 100% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 28,547,675
                                                                                                       ============

SEE NOTES TO FINANCIAL STATEMENTS

MONEY MARKET PORTFOLIO                       STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

ASSETS
Investments, at amortized cost ...........................................        $28,588,284
Cash......................................................................              3,480
Other assets..............................................................              1,187
                                                                                  -----------
  TOTAL ASSETS............................................................         28,592,951
                                                                                  -----------

LIABILITIES
Accrued expenses..........................................................             34,093
Due to Adviser............................................................              6,091
Payable for Fund shares redeemed..........................................              3,592
Due to shareholder service agent..........................................              1,500
                                                                                  -----------
  TOTAL LIABILITIES.......................................................             45,276
                                                                                  -----------
NET ASSETS, equivalent to $1.00 per share.................................        $28,547,675
                                                                                  ===========

NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited shares
  authorized; 28,547,478 shares outstanding...............................        $   285,475
Capital surplus...........................................................         28,262,003
Undistributed net investment income.......................................                197
                                                                                  -----------
NET ASSETS at December 31, 1994...........................................        $28,547,675
                                                                                  ===========





SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET PORTFOLIO                                      FINANCIAL STATEMENTS


                                                                                      YEAR ENDED
Statement of Operations                                                            DECEMBER 31, 1994
                                                                                   -----------------
INVESTMENT INCOME
Interest....................................................................          $1,292,872
                                                                                      ----------
EXPENSES
Management fees (net of expense reimbursement of $80,915)...................              71,750
Accounting services.........................................................              51,778
Shareholder service agent's fees and expenses...............................              18,684
Audit fees..................................................................              13,180
Trustees' fees and expenses.................................................              10,269
Report to shareholders......................................................               6,327
Custodian fees..............................................................               6,108
Legal fees..................................................................               3,342
Miscellaneous...............................................................               1,760
                                                                                      ----------
  Total expenses............................................................             183,198
                                                                                      ----------
  Net investment income.....................................................           1,109,674
                                                                                      ----------
  Increase in net assets resulting from operations..........................          $1,109,674
                                                                                      ==========

--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31
                                                               --------------------------------
Statement of Changes in Net Assets                                1994                 1993
                                                               -----------          -----------
NET ASSETS, beginning of year...............................   $29,966,001          $32,898,961
                                                               -----------          -----------
OPERATIONS
 Net investment income......................................     1,109,674              760,117
                                                               -----------          -----------
  Increase in net assets resulting from operations..........     1,109,674              760,117
                                                               -----------          -----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME........    (1,109,772)            (760,253)
                                                               -----------          -----------

SHARE TRANSACTIONS
 Proceeds from shares sold..................................    22,474,029           24,761,075
 Proceeds from shares issued for dividends reinvested.......     1,107,713              760,253
 Cost of shares redeemed....................................   (24,999,970)         (28,454,152)
                                                               -----------          -----------
  Decrease in net assets resulting from share transactions..    (1,418,228)          (2,932,824)
                                                               -----------          -----------
DECREASE IN NET ASSETS......................................    (1,418,326)          (2,932,960)
                                                               -----------          -----------
NET ASSETS, end of year.....................................   $28,547,675          $29,966,001
                                                               ===========          ===========

CHANGE IN SHARES OUTSTANDING
Shares sold.................................................    22,474,029           24,761,075
Shares issued for dividends reinvested......................     1,107,713              760,253
Shares redeemed.............................................   (24,999,970)         (28,454,152)
                                                               -----------          -----------
  Decrease in shares outstanding............................    (1,418,228)          (2,932,824)
                                                               ===========          ===========






SEE NOTES TO FINANCIAL STATEMENTS.

MULTIPLE STRATEGY PORTFOLIO                                 INVESTMENT PORTFOLIO
December 31, 1994

  Number of                                                                            Market
  Shares                                                                                Value
------------------------------------------------------------------------------------------------
              Common Stock     50.1%
              CONSUMER DISTRIBUTION     3.1%
    3,200     American Stores Co.  . . . . . . . . . . . . . . . . . . . . . . .  $       86,000
    1,900     Circuit City Stores, Inc.  . . . . . . . . . . . . . . . . . . . .          42,275
    2,600     Dayton Hudson Corp.  . . . . . . . . . . . . . . . . . . . . . . .         183,950
    3,400     Dillard Department Stores, Inc.  . . . . . . . . . . . . . . . . .          90,950
   *4,500     Federated Department Stores, Inc.  . . . . . . . . . . . . . . . .          86,625
    3,000     Gap, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          91,500
    4,900     Limited, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          88,813
    2,500     May Department Stores Co.  . . . . . . . . . . . . . . . . . . . .          84,375
    2,500     Penney (J.C.), Inc.  . . . . . . . . . . . . . . . . . . . . . . .         111,563
    3,200     Premark International, Inc.  . . . . . . . . . . . . . . . . . . .         143,200
    5,100     Sears, Roebuck & Co.   . . . . . . . . . . . . . . . . . . . . . .         234,600
    4,500     Sysco Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         115,875
   *2,800     Toys R Us, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .          85,400
   13,500     Wal-Mart Stores, Inc.  . . . . . . . . . . . . . . . . . . . . . .         286,875
                                                                                  --------------
                TOTAL CONSUMER DISTRIBUTION  . . . . . . . . . . . . . . . . . .       1,732,001
                                                                                  --------------
              CONSUMER DURABLES   2.0%
    2,100     Armstrong World Industries, Inc.   . . . . . . . . . . . . . . . .          80,850
    4,800     Black & Decker Corp.   . . . . . . . . . . . . . . . . . . . . . .         114,000
    6,700     Brunswick Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .         126,462
    3,100     Eastman Kodak Co.  . . . . . . . . . . . . . . . . . . . . . . . .         148,025
    1,800     Eaton Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          89,100
    2,800     Echlin, Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .          84,000
    4,200     Ford Motor Co.   . . . . . . . . . . . . . . . . . . . . . . . . .         117,600
    7,500     General Motors Corp.   . . . . . . . . . . . . . . . . . . . . . .         316,875
    2,500     Leggett & Platt, Inc.  . . . . . . . . . . . . . . . . . . . . . .          87,500
                                                                                  --------------
                TOTAL CONSUMER DURABLES  . . . . . . . . . . . . . . . . . . . .       1,164,412
                                                                                  --------------
              CONSUMER NON-DURABLES   4.2%
    5,500     Anheuser-Busch Companies, Inc.   . . . . . . . . . . . . . . . . .         279,812
    7,500     Archer Daniels Midland Co.   . . . . . . . . . . . . . . . . . . .         154,687
    2,600     Clorox Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . .         153,075
   *8,000     Dr Pepper/Seven-Up Companies, Inc.   . . . . . . . . . . . . . . .         205,000
    7,600     PepsiCo, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .         275,500
   10,000     Pet, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         197,500
    9,700     Philip Morris Companies, Inc.  . . . . . . . . . . . . . . . . . .         557,750
    2,600     Proctor & Gamble Co.   . . . . . . . . . . . . . . . . . . . . . .         161,200
    5,600     Quaker Oats Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         172,200
    6,000     Sara Lee Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .         151,500
    3,000     U.S. Shoe Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .          56,250
                                                                                  --------------
                TOTAL CONSUMER NON-DURABLES  . . . . . . . . . . . . . . . . . .       2,364,474
                                                                                  --------------
              CONSUMER SERVICES   3.4%
    2,000     Belo (A.H.) Corp.  . . . . . . . . . . . . . . . . . . . . . . . .         113,000
    5,500     Dun & Bradstreet Corp.   . . . . . . . . . . . . . . . . . . . . .         302,500
    9,000     Marriott International, Inc.   . . . . . . . . . . . . . . . . . .         253,125
    1,900     McDonald's Corp.   . . . . . . . . . . . . . . . . . . . . . . . .          55,575
      800     McGraw Hill, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .          53,500
    7,200     New York Times Co., Class A  . . . . . . . . . . . . . . . . . . .         159,300
   *4,600     Promus Companies, Inc.   . . . . . . . . . . . . . . . . . . . . .         142,600
    1,900     RR Donnelley & Sons Co.  . . . . . . . . . . . . . . . . . . . . .          56,050

MULTIPLE STRATEGY PORTFOLIO                      INVESTMENT PORTFOLIO, CONTINUED

  Number of                                                                            Market
  Shares                                                                                Value
------------------------------------------------------------------------------------------------
              CONSUMER SERVICES-continued
    1,600     Time Warner, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .   $      56,200
    4,000     Tribune Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         219,000
   11,000     Walt Disney Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         507,375
                                                                                  --------------
                TOTAL CONSUMER SERVICES  . . . . . . . . . . . . . . . . . . . .       1,918,225
                                                                                  --------------
              ENERGY   5.9%
    5,800     Ashland Oil, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .         200,100
    1,200     Atlantic Richfield Co.   . . . . . . . . . . . . . . . . . . . . .         122,100
    6,300     Baker Hughes, Inc.   . . . . . . . . . . . . . . . . . . . . . . .         114,975
    3,300     Chevron Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .         147,262
   10,700     Coastal Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .         275,525
    7,500     Consolidated Natural Gas Co.   . . . . . . . . . . . . . . . . . .         266,250
   16,500     Exxon Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,002,375
    5,800     Halliburton Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         192,125
    5,000     Occidental Petroleum Corp.   . . . . . . . . . . . . . . . . . . .          96,250
   14,000     Pacific Enterprises  . . . . . . . . . . . . . . . . . . . . . . .         297,500
    7,600     Panhandle Eastern Corp.  . . . . . . . . . . . . . . . . . . . . .         150,100
    5,000     Repsol SA, ADR   . . . . . . . . . . . . . . . . . . . . . . . . .         136,250
    3,300     Schlumberger, Ltd.   . . . . . . . . . . . . . . . . . . . . . . .         166,238
    3,100     Texaco, Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .         185,613
                                                                                  --------------
                TOTAL ENERGY   . . . . . . . . . . . . . . . . . . . . . . . . .       3,352,663
                                                                                  --------------
              FINANCE   6.1%
    6,000     Ahmanson (H.F.) & Co.  . . . . . . . . . . . . . . . . . . . . . .          96,750
    2,400     Allstate Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .          56,700
    2,000     American General Corp.   . . . . . . . . . . . . . . . . . . . . .          56,500
    2,200     American International Group, Inc.   . . . . . . . . . . . . . . .         215,600
   10,000     BankAmerica Corp.  . . . . . . . . . . . . . . . . . . . . . . . .         395,000
   10,200     Chase Manhattan Corp.  . . . . . . . . . . . . . . . . . . . . . .         350,625
    8,400     Chemical Banking Corp.   . . . . . . . . . . . . . . . . . . . . .         301,350
    1,200     Chubb Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          92,850
    2,200     Corestates Financial Corp.   . . . . . . . . . . . . . . . . . . .          57,200
    2,600     Crestar Financial Corp.  . . . . . . . . . . . . . . . . . . . . .          97,825
    4,800     Dean Witter Discover & Co.   . . . . . . . . . . . . . . . . . . .         162,600
    6,600     Federal National Mortgage Association  . . . . . . . . . . . . . .         480,975
    1,600     First Interstate Bancorp   . . . . . . . . . . . . . . . . . . . .         108,200
    1,500     Marsh & McLennan Companies, Inc.   . . . . . . . . . . . . . . . .         118,875
    2,200     Midlantic Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .          58,300
    7,900     NationsBank Corp.  . . . . . . . . . . . . . . . . . . . . . . . .         356,488
    3,500     NWNL Companies, Inc.   . . . . . . . . . . . . . . . . . . . . . .         101,500
    4,800     Providian Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .         148,200
    3,000     St. Paul Companies, Inc.   . . . . . . . . . . . . . . . . . . . .         134,250
    1,600     Transamerica Corp.   . . . . . . . . . . . . . . . . . . . . . . .          79,600
                                                                                  --------------
                TOTAL FINANCE  . . . . . . . . . . . . . . . . . . . . . . . . .       3,469,388
                                                                                  --------------
              HEALTH CARE   4.9%
    2,900     Abbott Laboratories  . . . . . . . . . . . . . . . . . . . . . . .          94,612
   *2,300     Amgen, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         135,700
   11,000     Baxter International, Inc.   . . . . . . . . . . . . . . . . . . .         310,750
    4,000     Bristol Myers Squibb Co.   . . . . . . . . . . . . . . . . . . . .         231,500
    4,400     Columbia/HCA Healthcare Corp.  . . . . . . . . . . . . . . . . . .         160,600
    2,700     Eli Lilly & Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         177,188
    5,500     Mallinckrodt Group, Inc.   . . . . . . . . . . . . . . . . . . . .         164,313

MULTIPLE STRATEGY PORTFOLIO                      INVESTMENT PORTFOLIO, CONTINUED

  Number of                                                                            Market
  Shares                                                                                Value
------------------------------------------------------------------------------------------------
              HEALTH CARE-continued
    5,600     Merck & Co., Inc.  . . . . . . . . . . . . . . . . . . . . . . . .   $     213,500
   *6,000     Nellcor, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .         198,000
    2,300     Pfizer, Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .         177,675
    4,200     Schering-Plough Corp.  . . . . . . . . . . . . . . . . . . . . . .         310,800
   10,500     Upjohn Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . .         322,875
    3,400     Warner Lambert Co.   . . . . . . . . . . . . . . . . . . . . . . .         261,800
                                                                                  --------------
                TOTAL HEALTH CARE  . . . . . . . . . . . . . . . . . . . . . . .       2,759,313
                                                                                  --------------
              PRODUCER MANUFACTURING   5.3%
    3,500     Allied-Signal, Inc.  . . . . . . . . . . . . . . . . . . . . . . .         119,000
   14,500     Browning-Ferris Industries, Inc.   . . . . . . . . . . . . . . . .         411,437
    1,600     Caterpillar, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .          88,200
    1,400     Emerson Electric Co.   . . . . . . . . . . . . . . . . . . . . . .          87,500
    2,600     Fluor Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         112,125
    6,500     General Electric Co.   . . . . . . . . . . . . . . . . . . . . . .         331,500
   10,000     Hanson, PLC, ADR   . . . . . . . . . . . . . . . . . . . . . . . .         180,000
    2,400     ITT Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         212,700
    2,100     Minnesota Mining & Manufacturing Co.   . . . . . . . . . . . . . .         112,088
    4,800     Philips N.V., ADR  . . . . . . . . . . . . . . . . . . . . . . . .         141,000
    9,500     Tenneco, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .         403,750
   *2,600     Varity Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .          94,250
    6,000     Westinghouse Electric Corp.  . . . . . . . . . . . . . . . . . . .          73,500
   24,000     WMX Technologies, Inc.   . . . . . . . . . . . . . . . . . . . . .         630,000
                                                                                  --------------
                TOTAL PRODUCER MANUFACTURING   . . . . . . . . . . . . . . . . .       2,997,050
                                                                                  --------------
              RAW MATERIALS/PROCESSING INDUSTRIES   4.0%
      700     Aluminum Co. of America  . . . . . . . . . . . . . . . . . . . . .          60,637
    6,500     American Barrick Resources Corp.   . . . . . . . . . . . . . . . .         144,625
   *3,000     Bethlehem Steel Corp.  . . . . . . . . . . . . . . . . . . . . . .          54,000
    2,000     Consolidated Papers  . . . . . . . . . . . . . . . . . . . . . . .          90,000
   *5,000     Crown, Cork & Seal, Inc.   . . . . . . . . . . . . . . . . . . . .         188,750
    4,800     DuPont (E.I.) de Nemours & Co., Inc.   . . . . . . . . . . . . . .         270,000
    7,900     Ethyl Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          76,038
    1,000     Hercules, Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .         115,375
    1,700     International Paper Co.  . . . . . . . . . . . . . . . . . . . . .         128,137
    4,600     Lubrizol Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .         155,825
    3,400     Mead Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .         165,325
    1,600     Monsanto Co.   . . . . . . . . . . . . . . . . . . . . . . . . . .         112,800
    5,000     Newmont Mining Corp.   . . . . . . . . . . . . . . . . . . . . . .         180,000
    7,000     Praxair, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .         143,500
    5,700     Sherwin Williams Co.   . . . . . . . . . . . . . . . . . . . . . .         188,813
    2,100     USX/US Steel Group   . . . . . . . . . . . . . . . . . . . . . . .          74,550
    1,500     Weyerhauser Co.  . . . . . . . . . . . . . . . . . . . . . . . . .          56,250
    1,800     Williamette Industries, Inc.   . . . . . . . . . . . . . . . . . .          85,500
                                                                                  --------------
                TOTAL RAW MATERIALS/PROCESSING INDUSTRIES  . . . . . . . . . . .       2,290,125
                                                                                  --------------
              TECHNOLOGY   3.2%
    2,400     Apple Computer, Inc.   . . . . . . . . . . . . . . . . . . . . . .          93,600
    3,000     Avnet, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         111,000
    5,000     Boeing Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . .         233,750
    3,000     Computer Associates International, Inc.  . . . . . . . . . . . . .         145,500
    1,000     Hewlett-Packard Co.  . . . . . . . . . . . . . . . . . . . . . . .          99,875
    1,600     Intel Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         102,200

MULTIPLE STRATEGY PORTFOLIO                      INVESTMENT PORTFOLIO, CONTINUED

  Number of                                                                            Market
  Shares                                                                                Value
------------------------------------------------------------------------------------------------
              TECHNOLOGY-continued
    4,600     International Business Machines Corp.  . . . . . . . . . . . . . .  $      338,100
    2,800     Loral Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         106,050
    4,500     Rockwell International Corp.   . . . . . . . . . . . . . . . . . .         160,875
   *4,800     Stratus Computer, Inc.   . . . . . . . . . . . . . . . . . . . . .         182,400
   *3,600     Sun Microsystems, Inc.   . . . . . . . . . . . . . . . . . . . . .         127,800
    1,400     Texas Instruments, Inc.  . . . . . . . . . . . . . . . . . . . . .         104,825
                                                                                  --------------
                TOTAL TECHNOLOGY   . . . . . . . . . . . . . . . . . . . . . . .       1,805,975
                                                                                  --------------
              TRANSPORTATION   1.7%
   *9,500     AMR Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         505,875
   *5,100     Federal Express Corp.  . . . . . . . . . . . . . . . . . . . . . .         307,275
    5,000     Illinois Central Corp.   . . . . . . . . . . . . . . . . . . . . .         153,750
                                                                                  --------------
                TOTAL TRANSPORTATION   . . . . . . . . . . . . . . . . . . . . .         966,900
                                                                                  --------------
              UTILITIES   6.3%
    2,300     American Electric Power, Inc.  . . . . . . . . . . . . . . . . . .          75,612
    4,000     Ameritech Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .         161,500
    3,600     AT&T Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .         180,900
    4,000     Baltimore Gas & Electric Co.   . . . . . . . . . . . . . . . . . .          88,500
    2,800     Bell Atlantic Corp.  . . . . . . . . . . . . . . . . . . . . . . .         139,300
    4,000     Bellsouth Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .         216,500
    3,300     Carolina Power & Light Co.   . . . . . . . . . . . . . . . . . . .          87,862
    3,200     Centerior Energy Corp.   . . . . . . . . . . . . . . . . . . . . .          28,400
    1,100     Cipsco, Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .          29,700
    2,000     Florida Progress Corp.   . . . . . . . . . . . . . . . . . . . . .          60,000
    3,000     FPL Group, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .         105,375
    7,100     GTE Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         215,662
    1,000     Houston Industries, Inc.   . . . . . . . . . . . . . . . . . . . .          35,625
    1,200     Idaho Power Co.  . . . . . . . . . . . . . . . . . . . . . . . . .          28,200
    2,700     Illinova Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .          58,725
    1,000     Ipalco Enterprises, Inc.   . . . . . . . . . . . . . . . . . . . .          30,000
    1,400     Nevada Power Co.   . . . . . . . . . . . . . . . . . . . . . . . .          28,525
    6,700     NIPSCO Industries, Inc.  . . . . . . . . . . . . . . . . . . . . .         199,325
    5,700     NYNEX Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         209,475
    6,000     Ohio Edison Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         111,000
    4,000     Pacificorp   . . . . . . . . . . . . . . . . . . . . . . . . . . .          72,500
    5,200     Pacific Telesis Group  . . . . . . . . . . . . . . . . . . . . . .         148,200
    7,000     Peco Energy Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         171,500
    3,600     Public Service Co. of Colorado   . . . . . . . . . . . . . . . . .         105,750
   *3,800     Public Service Co. of New Mexico   . . . . . . . . . . . . . . . .          49,400
    1,400     Puget Sound Power & Light Co.  . . . . . . . . . . . . . . . . . .          28,175
    1,500     San Diego Gas & Electric Co.   . . . . . . . . . . . . . . . . . .          28,875
   10,000     Southern Co.   . . . . . . . . . . . . . . . . . . . . . . . . . .         200,000
    1,100     Southwestern Public Service Co.  . . . . . . . . . . . . . . . . .          29,150
   15,400     Sprint Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .         425,425
    6,100     US West, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .         217,313
                                                                                  --------------
                TOTAL UTILITIES  . . . . . . . . . . . . . . . . . . . . . . . .       3,566,474
                                                                                  --------------
                TOTAL COMMON STOCK (Cost $28,760,703)  . . . . . . . . . . . . .      28,387,000
                                                                                  --------------

MULTIPLE STRATEGY PORTFOLIO                      INVESTMENT PORTFOLIO, CONTINUED

Principal                                                                              Market
 Amount                                                                                 Value
------------------------------------------------------------------------------------------------
              Corporate Obligations   17.8%
              CONSUMER DISTRIBUTION   3.5%
$1,000,000    Dayton Hudson Corp., 9.25%, 3/1/06   . . . . . . . . . . . . . . .   $   1,022,900
 1,000,000    Wal-Mart Stores, Inc., 8.07%, 12/21/12   . . . . . . . . . . . . .         945,800
                                                                                   -------------
                TOTAL CONSUMER DISTRIBUTION  . . . . . . . . . . . . . . . . . .       1,968,700
                                                                                   -------------
              ENERGY   3.7%
 1,000,000    Atlantic Richfield Co., 9.125%, 3/1/11   . . . . . . . . . . . . .       1,046,100
 1,000,000    Burlington Resources, Inc., 9.125%, 10/1/21  . . . . . . . . . . .       1,043,400
                                                                                   -------------
                TOTAL ENERGY   . . . . . . . . . . . . . . . . . . . . . . . . .       2,089,500
                                                                                   -------------
              FINANCE   1.9%
 1,000,000    American General Corp., 9.625%, 2/1/18   . . . . . . . . . . . . .       1,063,300
                                                                                   -------------
              PRODUCER MANUFACTURING   1.7%
 1,000,000    Waste Management, Inc., 8.75%, 5/1/18  . . . . . . . . . . . . . .         995,840
                                                                                   -------------
              RAW MATERIALS/PROCESSING INDUSTRIES   1.7%
 1,000,000    DuPont (E.I.) de Nemours & Co., Inc., 8.25%, 1/15/22   . . . . . .         961,400
                                                                                   -------------
              UTILITIES   5.3%
 1,000,000    Hydro-Quebec, Series HS, 9.40%, 2/1/21   . . . . . . . . . . . . .       1,039,900
 1,000,000    Pacific Gas & Electric Co., Series 92D, 8.25%, 11/1/22   . . . . .         937,000
 1,000,000    Tennessee Valley Authority, Series G, 8.625%, 11/15/29   . . . . .       1,007,000
                                                                                   -------------
                TOTAL UTILITIES  . . . . . . . . . . . . . . . . . . . . . . . .       2,983,900
                                                                                   -------------
                TOTAL CORPORATE OBLIGATIONS (Cost $10,579,930)   . . . . . . . .      10,062,640
                                                                                   -------------
              Government  Obligations   28.0%
 1,000,000    Province of Nova Scotia (Canada), 7.25%, 7/27/13   . . . . . . . .         855,400
10,700,000    United States Treasury Bonds, 7.125%, 2/15/23  . . . . . . . . . .       9,733,683
 5,500,000    United States Treasury Notes, 7.25%, 5/15/04   . . . . . . . . . .       5,277,415
                                                                                   -------------
                TOTAL GOVERNMENT OBLIGATIONS
                (Cost $16,862,894)   . . . . . . . . . . . . . . . . . . . . . .      15,866,498
                                                                                   -------------
              Repurchase Agreement   5.7%
 3,235,000    Salomon Brothers, Inc., dated 12/30/94, 5.75%, due 1/3/95
                (collateralized by U.S. Government obligations in a
                pooled cash account) repurchase proceeds $3,237,067
                (Cost $3,235,000)  . . . . . . . . . . . . . . . . . . . . . . .       3,235,000
                                                                                   -------------
              TOTALINVESTMENTS (Cost $59,438,527) 101.6%  . . . . . . . . . . .       57,551,138
              Other assets and liabilities, net (1.6%) . . . . . . . . . . . . .        (915,205)
                                                                                   -------------
              NET ASSETS   100%  . . . . . . . . . . . . . . . . . . . . . . . .   $  56,635,933
                                                                                   =============

*Non-income producing security.


See Notes to Financial Statements.

MULTIPLE STRATEGY PORTFOLIO                  STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994


ASSETS
Investments, at market value (Cost $59,438,527)............................            $57,551,138
Cash.......................................................................                  1,901
Receivable for investments sold............................................              1,300,466
Interest and dividends receivable..........................................                674,851
Other assets...............................................................                    567
                                                                                       -----------
  TOTAL ASSETS.............................................................             59,528,923
                                                                                       -----------

LIABILITIES
Payable for investments purchased..........................................              2,824,094
Accrued expenses...........................................................                 44,481
Due to Adviser.............................................................                 19,770
Payable for Fund shares redeemed...........................................                  3,145
Due to shareholder service agent...........................................                  1,500
                                                                                       -----------
  TOTAL LIABILITIES........................................................              2,892,990
                                                                                       -----------
NET ASSETS, equivalent to $9.99 per share..................................            $56,635,933
                                                                                       ===========

NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited shares
  authorized; 5,668,898 shares outstanding.................................            $    56,689
Capital surplus............................................................             58,634,934
Accumulated net realized loss on securities................................               (182,768)
Net unrealized depreciation of securities..................................             (1,887,389)
Undistributed net investment income........................................                 14,467
                                                                                       -----------
NET ASSETS at December 31, 1994............................................            $56,635,933
                                                                                       ===========




SEE NOTES TO FINANCIAL STATEMENTS.

MULTIPLE STRATEGY PORTFOLIO                                 FINANCIAL STATEMENTS


                                                                                   YEAR ENDED
Statement of Operations                                                         DECEMBER 31, 1994
                                                                                -----------------
INVESTMENT INCOME
Interest..................................................................           $  1,741,898
Dividends.................................................................                907,689
                                                                                     ------------
 Investment income........................................................              2,649,587
                                                                                     ------------

EXPENSES
Management fees (net of expense reimbursement of $75,169).................                232,725
Accounting services.......................................................                 55,826
Audit fees................................................................                 22,390
Shareholder service agent's fees and expenses.............................                 18,719
Custodian fees............................................................                 13,854
Trustees' fees and expenses...............................................                 10,650
Reports to shareholders...................................................                  9,596
Legal fees................................................................                  3,598
Miscellaneous.............................................................                  2,115
                                                                                     ------------
 Total expenses...........................................................                369,473
                                                                                     ------------
 Net investment income....................................................              2,280,114
                                                                                     ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain on securities...........................................              4,566,704
Net unrealized depreciation of securities during the year.................             (9,205,867)
                                                                                     ------------
 Net realized and unrealized loss on securities...........................             (4,639,163)
                                                                                     ------------
 Decrease in net assets resulting from operations.........................           $ (2,359,049)
                                                                                     ============

--------------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31
                                                                    ----------------------------
Statement of Changes in Net Assets                                      1994            1993
                                                                    -----------      -----------

NET ASSETS, beginning of year..................................     $64,857,688      $59,644,829
                                                                    -----------      -----------

OPERATIONS
 Net investment income.........................................       2,280,114        1,492,873
 Net realized gain on securities...............................       4,566,704        3,217,848
 Net unrealized depreciation of securities during the year.....      (9,205,867)         (25,137)
                                                                    -----------      -----------
 Increase (decrease) in net assets resulting from operations ..      (2,359,049)       4,685,584
                                                                    -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income....................................      (2,288,536)      (1,480,545)
 From net realized gain on securities..........................      (4,566,704)      (3,217,848)
 In excess of book-basis net realized gain (Note 1F)...........        (106,886)        (432,966)
                                                                    -----------      -----------
                                                                     (6,962,126)      (5,131,359)
                                                                    -----------      -----------

SHARE TRANSACTIONS
 Proceeds from shares sold.....................................       3,800,820        9,259,035
 Proceeds from shares issued for dividends and
  distributions reinvested.....................................       6,962,125        5,131,359
 Cost of shares redeemed.......................................      (9,663,525)      (8,731,760)
                                                                    -----------      -----------
Increase in net assets resulting from share transactions.......       1,099,420        5,658,634
                                                                    -----------      -----------
INCREASE (DECREASE) IN NET ASSETS..............................      (8,221,755)       5,212,859
                                                                    -----------      -----------
NET ASSETS, end of year........................................     $56,635,933      $64,857,688
                                                                    ===========      ===========
CHANGE IN SHARES OUTSTANDING
Shares sold....................................................         327,001          752,083
Shares issued for dividends and distributions reinvested.......         700,508          442,986
Shares redeemed................................................        (857,318)        (699,366)
                                                                    -----------      -----------
 Increase in shares outstanding.................................        170,191          495,703
                                                                    ===========      ===========

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1-Significant Accounting Policies

American Capital Life Investment Trust (the "Fund"), comprised of five investment portfolios: Common Stock Portfolio ("Common Stock"), Domestic Strategic Income Portfolio ("Domestic Strategic"), Government Portfolio ("Government"), Money Market Portfolio ("Money Market") and Multiple Strategy Portfolio ("Multiple Strategy"), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each portfolio is accounted for as a separate entity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.       Investment Valuations
         Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price.

         U.S. Agency and Government obligations and related forward commitments are valued at the last reported bid price. Listed options are valued at the last reported sale price on the exchange on which such option is traded, or, if no sale is reported, at the mean between the last reported bid and asked prices. Options and forward commitments for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.

         Private placements are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Private placements generally may be resold only in a privately negotiated transaction until they are registered.

         Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.

         Domestic Strategic's investments include lower rated and unrated debt securities which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Debt securities rated below investment grade and comparable unrated securities represented approximately 39% of Domestic Strategic's investment portfolio at December 31, 1994.

B.       Futures Contracts and Forward Commitments

         General - Transactions in futures contracts and forward commitments also are utilized in strategies to manage the market risk of the Fund's investments. The purchase of a futures contract or forward commitment increases the impact of changes in the market price of investments on net asset value. Forward commitments have a risk of loss due to nonperformance of counterparties. There is a risk that the market movement of such instruments may not be in the direction forecasted. Note 3 - Investment Activity contains additional information.

         Futures Contracts - Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Fund's agent in acquiring the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the broker. Upon the closing or cash settlement of a contract, gains or losses are realized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.

         Forward Commitments - The Fund trades certain securities under the terms of forward commitments whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transactions between the Fund and dealers. Upon executing a forward commitment and during the period of obligation, the Fund maintains collateral of cash or securities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Fund is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase commitments and forward sale commitments which security settlement is not intended by the Fund, changes in the value of the commitment are recognized by marking the commitment to market on a daily basis. During the period of obligation, the Fund may either resell or repurchase the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, the Fund may occasionally close such forward commitments prior to delivery. Gains and losses on investments are realized upon the ultimate closing or cash settlement of forward commitments.

C.       Repurchase Agreements
         A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised or subadvised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D.       Federal Income Taxes
         No provision for federal income taxes is required because the Fund has elected to be qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized capital gains on investments to its shareholders. It is anticipated that no distributions of net realized capital gains will be made until tax basis capital loss carryforwards, if any, expire or are offset by net realized capital gains.

E.       Investment Transactions and Related Investment Income
         Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Issuers of Payment-in-Kind securities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments.

F.       Dividends and Distributions
         Government and Money Market declare dividends from net investment income on each business day. Domestic Strategic, Common Stock and Multiple Strategy declare dividends and distributions annually. Government declares distributions from short-term capital gains, if any, monthly. Dividends and distributions are recorded on the record date.

         The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may differ from generally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

G.       Debt Discount and Premium
         The Fund accounts for discounts and premiums on long-term debt securities on the same basis for financial reporting as for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

Note 2-Management Fees and Other Transactions with Affiliates
The Adviser serves as investment manager of the Fund. Management fees are paid monthly, based on the average daily net assets of the Fund at an annual rate of
 .50% of the first $500 million, .45% of the next $500 million and .40% of the amount in excess of $1 billion. The resulting fee is prorated to each portfolio based on its average daily net assets. The Adviser has volunteered to reimburse each portfolio for all ordinary business expenses, exclusive of taxes and interest, in excess of .60% of the average daily net assets. For the year ended December 31, 1994, such voluntary expense reimbursements were as follows:


          Common Stock  . . . . . . . . . . . . . . . . . .     $   57,464
          Domestic Strategic  . . . . . . . . . . . . . . .         91,332
          Government  . . . . . . . . . . . . . . . . . . .         68,843
          Money Market  . . . . . . . . . . . . . . . . . .         80,915
          Multiple Strategy   . . . . . . . . . . . . . . .         75,169

Under the terms of the advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of average daily net assets, the Manager will reimburse the Trust for the amount of the excess. The contractual expense reimbursement shall be made monthly. For the year ended December 31, 1994, the only portfolio to have such contractual expense reimbursement was Domestic Strategic for $302.

Other transactions with affiliates during the year were as follows:

                                                     Common     Domestic                Money      Multiple
                                                     Stock     Strategic   Government   Market     Strategy
                                                     ------    ---------   ----------   ------     --------
Accounting services . . . . . . . . . . . . .       $ 6,751     $ 6,214     $ 6,760    $ 6,270     $ 6,655
Shareholder service agent's fees  . . . . . .        18,000      18,000      18,000     18,000      18,000
Legal fees  . . . . . . . . . . . . . . . . .         3,546       3,452       3,928      3,342       3,598

Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allocated among all investment companies advised or subadvised by the Adviser. These charges include the employee costs attributable to the accounting officers of the Fund. A portion of the accounting services expense was paid to the Adviser in reimbursement of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.

Van Kampen American Capital Shareholder Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit.

Legal fees were for services rendered by O'Melveny & Myers, counsel for the Fund. Lawrence J. Sheehan, of counsel to that firm, is a Trustee of the Fund.

During the year, the Fund paid brokerage commissions of $67,636 to companies which are deemed affiliates of the Adviser's parent because it owns more than 5% of the companies' outstanding voting securities.

Certain officers and trustees of the Fund are officers and directors of the Adviser and the shareholder service agent.

Note 3-Investment Activity

During the year, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were:

                                                   Common         Domestic                       Multiple
                                                   Stock          Strategic      Government      Strategy
                                                   ------         ---------      ----------      --------
Purchases . . . . . . . . . . . . . . . . . .     $102,382,209    $24,736,859   $123,847,021   $93,174,398
Sales . . . . . . . . . . . . . . . . . . . .      105,496,582     27,253,679    131,187,916    95,402,939

Money Market held only short-term investments.

The following table presents the identified cost of investments at December 31, 1994 for federal income tax purposes with the associated net unrealized depreciation and the net realized capital loss carryforward at December 31, 1994 with expiration dates.

                                         Common        Domestic                     Money       Multiple
                                         Stock        Strategic      Government     Market      Strategy
                                      -----------    -----------     -----------  -----------  -----------
Identified cost . . . . . . . . .     $70,714,824    $21,950,714     $71,419,645  $28,588,284  $59,569,212
                                      ===========    ===========     ===========  ===========  ===========
Gross unrealized
  appreciation  . . . . . . . . .     $ 2,250,111    $   139,045       $ 114,177  $         -  $   914,312
Gross unrealized
  depreciation  . . . . . . . . .       3,101,696      1,305,266       2,450,371            -    2,932,386
                                      -----------    -----------     -----------  -----------  -----------
Net unrealized
  depreciation  . . . . . . . . .     $  (851,585)   $(1,166,221)    $(2,336,194) $         -  $(2,018,074)
                                      ===========    ===========     ===========  ===========  ===========
Net realized capital
  loss carryforward . . . . . . .     $         -    $ 2,125,532     $14,456,054  $         -  $         -
                                      ===========    ===========     ===========  ===========  ===========
Expiration dates  . . . . . . . .               -      1998-2002       1996-2002            -            -

The net capital loss carryforwards at December 31, 1994 may be utilized to offset any future capital gains until expiration. Additionally, $130,007, $329,772, $2,041, and $75,888 of financial statement capital losses for Domestic Strategic, Government, Money Market and Multiple Strategy, respectively, are deferred for tax purposes to the 1995 fiscal year.

At December 31, 1994, Government held the following forward purchase commitments for which delivery is not intended.

                                                                                     Market
                                                                                    Value at
Principal                                                                         December 31,   Unrealized
 Amount                   Security                                                    1994      Appreciation
--------                  --------                                                ------------  ------------
                          Government National Mortgage Association
$ 4,000,000                 8.50%, settling 2/95  . . . . . . . . . . . . . .       $3,916,720     $17,189
  2,000,000                 8.50%, settling 1/95  . . . . . . . . . . . . . .        1,964,380       9,380
                                                                                    ----------     -------
                                                                                    $5,881,100     $26,569
                                                                                    ==========     =======

At December 31, 1994, Government held the following U.S. Treasury Bond futures contracts expiring in March 1995.

                                                                                      Market
                                                                                     Value at     Unrealized
                      Number of                                                    December 31,  Appreciation
                      Contracts                                                        1994     (Depreciation)
                      ---------                                                    ------------ --------------
                          10 (long)   . . . . . . . . . . . . . . . . . . . .        $ 999,375      $(3,501)
                          10 (short)  . . . . . . . . . . . . . . . . . . . .         (999,375)       1,124
                                                                                     ---------      -------
                                                                                     $       0      $(2,377)
                                                                                     =========      ========

Note 4-Trustee Compensation
Trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $3,850 plus a fee of $100 per day for the Board and Committee meetings attended. The Chairman receives additional fees from the Fund at an annual rate of $1,440. The Trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. Funds for the payment of obligations under the Plan will not be reserved or set aside by any form of trust or escrow. Each director covered under the Plan elects to be credited with an earnings component on amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.

Trustees' fees for the year and the liability for deferred compensation at December 31, 1994 were:

                                          Common        Domestic                      Money       Multiple
                                          Stock         Strategic      Government     Market      Strategy
                                          ------        ---------      ----------     ------      --------
Trustee fees  . . . . . . . . . . . .     $ 9,674        $ 9,150         $ 9,339      $ 8,725      $ 9,123
Deferred compensation liability . . .      15,598         11,730          16,443       15,223       13,182

COMMON STOCK PORTFOLIO                                      FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                                      YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------
                                                         1994       1993       1992       1991       1990
                                                       -------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year  . . . . . . .      $ 14.57     $14.21     $13.44     $10.09     $11.30
                                                       -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Investment income . . . . . . . . . . . . . . . .          .33        .30        .31       .335        .46
Expenses  . . . . . . . . . . . . . . . . . . . .         (.09)      (.11)      (.10)      (.10)     (.101)
Expense reimbursement(1)  . . . . . . . . . . . .          .01        .02        .02        .03       .036
                                                       -------     ------     ------     ------     ------
Net investment income . . . . . . . . . . . . . .          .25        .21        .23       .265       .395
Net realized and unrealized gains or
 losses on securities . . . . . . . . . . . . . .       (.7625)    1.0325        .77       3.37      (1.17)
                                                       -------     ------     ------     ------     ------
Total from investment operations  . . . . . . . .       (.5125)    1.2425       1.00      3.635      (.775)
                                                       -------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from net investment income  . . . . . .         (.25)     (.215)      (.23)     (.285)     (.435)
Distributions from net realized gain
 on securities  . . . . . . . . . . . . . . . . .      (1.4175)    (.6675)         -          -          -
                                                       -------     ------     ------     ------     ------
Total distributions . . . . . . . . . . . . . . .      (1.6675)    (.8825)      (.23)     (.285)     (.435)
                                                       -------     ------     ------     ------     ------
Net asset value, end of year  . . . . . . . . . .      $ 12.39     $14.57     $14.21     $13.44     $10.09
                                                       =======     ======     ======     ======     ======

TOTAL RETURN  . . . . . . . . . . . . . . . . . .       (3.39%)     8.98%      7.48%     36.41%     (6.84%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)  . . . . . . .      $  67.5     $ 72.3     $ 65.6     $ 57.8     $ 27.2
Average net assets (millions) . . . . . . . . . .      $  69.3     $ 69.0     $ 58.0     $ 36.4     $ 28.0

Ratios to average net assets(1)
 Expenses . . . . . . . . . . . . . . . . . . . .         .60%       .60%       .60%       .60%       .60%
 Expenses, without expense reimbursement  . . . .         .68%       .72%       .74%       .90%       .93%
 Net investment income  . . . . . . . . . . . . .        1.72%      1.41%      1.78%      2.33%      3.64%
 Net investment income, without
  expense reimbursementy  . . . . . . . . . . . .        1.64%      1.29%      1.64%      2.03%      3.31%
Portfolio turnover rate . . . . . . . . . . . . .         153%       139%       116%        95%       122%

(1) SEE NOTE 2.7

SEE NOTES TO FINANCIAL STATEMENTS.

DOMESTIC STRATEGIC INCOME PORTFOLIO                         FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                                      YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------
                                                         1994       1993       1992       1991       1990
                                                       -------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year  . . . . . . .      $  8.58     $ 8.00     $ 7.74     $ 6.98      $8.64
                                                       -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Investment income . . . . . . . . . . . . . . . .          .91        .77        .74       .725      1.085
Expenses  . . . . . . . . . . . . . . . . . . . .         (.10)      (.09)      (.07)      (.07)      (.08)
Expense reimbursement(1)  . . . . . . . . . . . .          .04        .04        .02        .03        .03
                                                       -------     ------     ------     ------     ------
Net investment income . . . . . . . . . . . . . .          .85        .72        .69       .685      1.035
Net realized and unrealized gains or losses
 on securities  . . . . . . . . . . . . . . . . .      (1.2275)     .5825      .2725      .7525      (1.64)
                                                       -------     ------     ------     ------     ------
Total from investment operations  . . . . . . . .       (.3775)    1.3025      .9625     1.4375      (.605)
                                                       -------     ------     ------     ------     ------
DIVIDENDS FROM NET INVESTMENT INCOME  . . . . . .       (.8525)    (.7225)    (.7025)    (.6775)    (1.055)
                                                       -------     ------     ------     ------     ------
Net asset value, end of year  . . . . . . . . . .      $  7.35     $ 8.58     $ 8.00     $ 7.74     $ 6.98
                                                       =======     ======     ======     ======     ======

TOTAL RETURN  . . . . . . . . . . . . . . . . . .       (4.33%)    16.32%     12.50%     21.23%     (7.23%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)  . . . . . . .      $  21.3     $ 27.4     $ 21.1     $ 17.4     $  6.3
Average net assets (millions) . . . . . . . . . .      $  26.1     $ 26.7     $ 18.8     $ 10.6     $  6.8

Ratios to average net assets(1)
 Expenses . . . . . . . . . . . . . . . . . . . .         .60%       .60%       .60%       .60%       .60%
 Expenses, without expense reimbursement  . . . .         .95%       .95%       .95%       .95%       .95%
 Net investment income  . . . . . . . . . . . . .        8.35%      7.80%      8.89%      9.72%     11.99%
 Net investment income, without
  expense reimbursement . . . . . . . . . . . . .        8.00%      7.40%      8.54%      9.37%     11.64%

Portfolio turnover rate . . . . . . . . . . . . .          94%       130%       117%        90%       123%

(1) SEE NOTE 2

SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT PORTFOLIO                                        FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                                      YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------
                                                         1994       1993       1992       1991       1990
                                                       -------     ------     ------     ------     ------
Net asset value, beginning of year  . . . . . . .      $  9.26     $ 9.13     $ 9.29     $ 8.70     $ 8.80
                                                       -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Investment income . . . . . . . . . . . . . . . .          .61        .62        .72        .79       .835
Expenses  . . . . . . . . . . . . . . . . . . . .         (.06)      (.06)     (.064)      (.06)      (.06)
Expense reimbursement(1)  . . . . . . . . . . . .          .01        .01       .009        .01        .01
                                                       -------     ------     ------     ------     ------
Net investment income . . . . . . . . . . . . . .          .56        .57       .665        .74       .785
Net realized and unrealized gains or
 losses on securities . . . . . . . . . . . . . .        (.985)      .135     (.1575)       .60      (.105)
                                                       -------     ------     ------     ------     ------
Total from investment operations  . . . . . . . .        (.425)      .705      .5075       1.34        .68
                                                       -------     ------     ------     ------     ------
DIVIDENDS FROM NET INVESTMENT INCOME  . . . . . .        (.555)     (.575)    (.6675)      (.75)      (.78)
                                                       -------     ------     ------     ------     ------
Net asset value, end of year  . . . . . . . . . .      $  8.28     $ 9.26     $ 9.13     $ 9.29     $ 8.70
                                                       =======     ======     ======     ======     ======

TOTAL RETURN  . . . . . . . . . . . . . . . . . .       (4.63%)     7.86%      5.73%     16.23%      8.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)  . . . . . . .      $  65.5     $ 80.6     $ 74.8     $ 77.0     $ 73.2
Average net assets (millions) . . . . . . . . . .      $  70.3     $ 78.6     $ 74.6     $ 72.9     $ 72.7

Ratios to average net assets(1)
 Expenses . . . . . . . . . . . . . . . . . . . .         .60%       .60%       .60%       .60%       .60%
 Expenses, without expense reimbursement  . . . .         .70%       .70%       .70%       .70%       .69%
 Net investment income  . . . . . . . . . . . . .        6.71%      6.45%      7.29%      8.37%      9.19%
 Net investment income, without
  expense reimbursement . . . . . . . . . . . . .        6.61%      6.35%      7.19%      8.27%      9.10%

Portfolio turnover rate . . . . . . . . . . . . .         192%        91%        36%        57%       164%

(1) SEE NOTE 2.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET PORTFOLIO                                      FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                                      YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------
                                                         1994       1993       1992       1991       1990
                                                       -------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year  . . . . . . .      $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Investment income . . . . . . . . . . . . . . . .        .0425      .0322      .0391      .0607       .082
Expenses  . . . . . . . . . . . . . . . . . . . .       (.0087)    (.0095)     (.009)    (.0087)     (.009)
Expense  reimbursement(1)   . . . . . . . . . . .        .0027      .0035       .003      .0026       .003
                                                       -------     ------     ------     ------     ------
Net investment income . . . . . . . . . . . . . .        .0365      .0262      .0331      .0546       .076
                                                       -------     ------     ------     ------     ------
DIVIDENDS FROM NET INVESTMENT INCOME  . . . . . .       (.0365)    (.0262)    (.0331)    (.0546)     (.076)
                                                       -------     ------     ------     ------     ------
Net asset value, end of year  . . . . . . . . . .      $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       =======     ======     ======     ======     ======

TOTAL RETURN  . . . . . . . . . . . . . . . . . .        3.71%      2.66%      3.36%      5.46%      7.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)  . . . . . . .      $  28.5     $ 30.0     $ 32.9     $ 38.0     $ 34.3
Average net assets (millions) . . . . . . . . . .      $  30.5     $ 28.9     $ 36.2     $ 36.3     $ 32.8

Ratios to average net assets(1)
 Expenses . . . . . . . . . . . . . . . . . . . .         .60%       .60%       .60%       .60%       .60%
 Expenses, without expense reimbursement  . . . .         .87%       .95%       .89%       .87%       .89%
 Net investment income  . . . . . . . . . . . . .        3.63%      2.63%      3.32%      5.44%      7.59%
 Net investment income, without expense
 reimbursement  . . . . . . . . . . . . . . . . .        3.37%      2.28%      3.03%      5.17%      7.30%

(1) SEE NOTE 2.

SEE NOTES TO FINANCIAL STATEMENTS.

MULTIPLE STRATEGY PORTFOLIO                                 FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                                      YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------
                                                         1994       1993       1992       1991       1990
                                                       -------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period  . . . . . .      $ 11.80     $11.92     $12.08     $10.43     $10.77
                                                       -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Investment income . . . . . . . . . . . . . . . .          .52        .37        .44        .54        .58
Expenses  . . . . . . . . . . . . . . . . . . . .         (.09)      (.09)      (.09)      (.09)      (.09)
Expense reimbursement(1)  . . . . . . . . . . . .          .02        .01        .02        .02        .03
                                                       -------     ------     ------     ------     ------
Net investment income . . . . . . . . . . . . . .          .45        .29        .37        .47        .52
Net realized and unrealized gains
 or losses on securities  . . . . . . . . . . . .         (.89)     .6025       .493       2.27      (.325)
                                                       -------     ------     ------     ------     ------
Total from investment operations  . . . . . . . .         (.44)     .8925       .863       2.74       .195
                                                       -------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from net investment income  . . . . . .         (.45)    (.2925)    (.3689)    (.4825)     (.535)
Distributions from net realized
 gain on securities . . . . . . . . . . . . . . .         (.90)      (.63)    (.6541)    (.6075)         -
Distributions in excess of book-basis net
 realized gains on securities . . . . . . . . . .         (.02)      (.09)         -          -          -
                                                       -------     ------     ------     ------     ------
Total distributions . . . . . . . . . . . . . . .        (1.37)   (1.0125)    (1.023)     (1.09)     (.535)
                                                       -------     ------     ------     ------     ------
Net asset value, end of period  . . . . . . . . .      $  9.99     $11.80     $11.92     $12.08     $10.43
                                                       =======     ======     ======     ======     ======

TOTAL RETURN  . . . . . . . . . . . . . . . . . .       (3.66%)     7.71%      7.28%     27.05%      1.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)  . . . . . .      $  56.6     $ 64.9     $ 59.6     $ 52.2     $ 40.3
Average net assets (millions) . . . . . . . . . .      $  61.6     $ 63.9     $ 54.8     $ 44.4     $ 40.4

Ratios to average net assets(1)
 Expenses . . . . . . . . . . . . . . . . . . . .         .60%       .60%       .60%       .60%       .60%
 Expenses, without expense reimbursement  . . . .         .72%       .74%       .77%       .80%       .80%
 Net investment income  . . . . . . . . . . . . .        3.70%      2.34%      3.05%      4.12%      4.70%
 Net investment income, without expense
  reimbursement . . . . . . . . . . . . . . . . .        3.58%      2.20%      2.88%      3.92%      4.50%

Portfolio turnover rate . . . . . . . . . . . . .         163%       150%       126%        88%        46%

(1) SEE NOTE 2.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of American Capital Life Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operation and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Common Stock Portfolio, Domestic Strategic Income Portfolio, Government Portfolio, Money Market Portfolio, and Multiple Strategy Portfolio (constituting American Capital Life Investment Trust, hereafter referred to as the "Trust") at December 31, 1994, and the results of each of their operations, the changes in each of their net assets and the selected per share data and ratios for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




/s/ PRICE WATERHOUSE LLP

Houston, Texas
February 13, 1995

 COMMON STOCK PORTFOLIO                                PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 88.5%
           CONSUMER DISTRIBUTION 6.9%
       *10 Best Buy, Inc.......................................   $      276,900
         8 Dayton Hudson Corp..................................          588,350
         8 Dillard Department Stores, Inc......................          235,000
         9 Gap, Inc............................................          310,387
        11 Limited, Inc........................................          244,200
         9 May Department Stores Co............................          357,975
         5 Nordstrom, Inc......................................          206,875
        18 Sears Roebuck & Co..................................        1,083,738
        *9 Sports & Recreation, Inc............................          115,500
         8 Sysco Corp..........................................          244,850
        *9 Toys R Us, Inc......................................          266,175
        38 Wal-Mart Stores, Inc................................        1,008,475
                                                                  --------------
             TOTAL CONSUMER DISTRIBUTION.......................        4,938,425
                                                                  --------------
           CONSUMER DURABLES 1.3%
         9 Eastman Kodak Co....................................          557,750
         8 General Motors Corp.................................          351,562
                                                                  --------------
             TOTAL CONSUMER DURABLES...........................          909,312
                                                                  --------------
           CONSUMER NON-DURABLES 7.4%
        18 Clorox Co...........................................        1,161,450
         8 ConAgra, Inc........................................          289,462
         4 CPC International, Inc..............................          216,125
       *13 Fruit Of The Loom, Inc..............................          274,625
         7 Maybelline, Inc.....................................          143,500
        23 PepsiCo, Inc........................................        1,049,375
        16 Philip Morris Companies, Inc........................        1,190,000
         3 Procter & Gamble Co.................................          230,000
        14 RJR Nabisco Holdings Corp., Class A.................          383,400
        12 Sara Lee Corp.......................................          342,000
                                                                  --------------
             TOTAL CONSUMER NON-DURABLES.......................        5,279,937
                                                                  --------------
           CONSUMER SERVICES 8.8%
        10 CBS, Inc............................................          670,000
        19 Comcast Corp, Class A...............................          352,687
        45 Cox Communications, Inc.............................          873,812
        14 Disney (Walt), Co...................................          750,937
         9 Marriott International, Inc.........................          322,875
         9 McDonald's Corp.....................................          352,125
         2 McGraw Hill, Inc....................................          151,750
        12 New York Times Co., Class A.........................          282,000
        17 News Corp., Limited, ADR............................          373,313
       *39 Tele-Communications, Inc., Class A..................          914,063
        26 Time Warner, Inc....................................        1,081,588
         8 Wendy's International, Inc..........................          143,000
                                                                  --------------
             TOTAL CONSUMER SERVICES...........................        6,268,150
                                                                  --------------
           ENERGY 10.7%
         5 Amoco Corp..........................................          359,775
        10 Ashland, Inc........................................          358,275
         3 Atlantic Richfield Co...............................          351,200
        10 Baker Hughes, Inc...................................          205,000

                                               See Notes to Financial Statements

 COMMON STOCK PORTFOLIO                    PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
         9 Burlington Resources, Inc...........................   $      342,937
        34 Coastal Corp........................................        1,020,600
         7 Consolidated Natural Gas Co.........................          264,250
         9 Dresser Industrials, Inc............................          206,925
        20 Exxon Corp..........................................        1,412,500
        10 Halliburton Co......................................          357,500
        17 Pacific Enterprises.................................          404,250
        34 Panhandle Eastern Corp..............................          828,750
        11 Repsol SA, ADR......................................          347,875
         8 Schlumberger, Ltd...................................          497,000
       *10 Smith International, Inc............................          167,500
        12 Sonat, Inc..........................................          366,000
         7 Valero Energy Corp..................................          147,825
                                                                  --------------
             TOTAL ENERGY......................................        7,638,162
                                                                  --------------
           FINANCE 6.3%
         3 American International Group, Inc...................          285,000
        12 Chase Manhattan Corp(1).............................          566,457
         9 Chemical Banking Corp...............................          425,250
         5 Comerica, Inc.......................................          160,625
         6 Federal National Mortgage Association...............          566,250
         8 First Chicago Corp..................................          490,975
         5 Franklin Resource, Inc..............................          213,600
        11 Morgan (J.P.) & Co., Inc............................          736,313
        11 NationsBank Corp....................................          563,063
         7 Providian Corp......................................          242,875
         4 St. Paul Companies, Inc.............................          211,775
                                                                  --------------
             TOTAL FINANCE.....................................        4,462,183
                                                                  --------------
           HEALTH CARE 9.3%
         5 American Home Products Corp.........................          363,662
        14 Baxter International, Inc...........................          509,250
         5 Bristol Myers Squibb Co.............................          320,187
        36 Caremark International, Inc.........................          856,000
         5 Columbia/HCA Healthcare Corp........................          233,550
       *35 Community Psychiatric Centers.......................          393,750
       *14 Lincare Holdings, Inc...............................          358,594
        16 Mallinckrodt Group, Inc.............................          568,000
        12 Merck & Co., Inc....................................          602,700
       *45 National Medical Enterprises, Inc...................          648,313
       *12 Nellcor, Inc........................................          540,000
        10 Schering-Plough Corp................................          428,013
         9 Upjohn Co...........................................          321,938
         5 Warner-Lambert Co...................................          466,425
                                                                  --------------
             TOTAL HEALTH CARE.................................        6,610,382
                                                                  --------------
           PRODUCER MANUFACTURING 10.0%
         8 Browning-Ferris Industries, Inc.....................          289,000
         3 Emerson Electric Co.................................          228,800
         7 Fluor Corp..........................................          364,000
        16 General Electric Co.................................          885,087
         9 Honeywell, Inc......................................          383,812
         9 ITT Corp............................................        1,045,750
        11 Philips Electronics, N.V., ADR......................          470,250

                                               See Notes to Financial Statements

 COMMON STOCK PORTFOLIO                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
        10 Rockwell International Corp.........................   $      457,500
         9 Tenneco, Inc........................................          414,000
         4 United Technologies Corp............................          281,250
        *5 Varity Corp.........................................          237,600
        72 WMX Technologies, Inc...............................        2,037,325
                                                                  --------------
             TOTAL PRODUCER MANUFACTURING......................        7,094,374
                                                                  --------------
           RAW MATERIALS/PROCESSING INDUSTRIES 10.4%
        46 Asia Pacific Resources International................          420,663
        14 Barrick Gold Corp...................................          356,025
         6 Consolidated Papers.................................          316,938
        15 DuPont (E.I) de Nemours & Co., Inc..................        1,003,750
         5 Engelhard Corp......................................          210,087
       *60 Fort Howard Corp....................................          844,675
       *62 Freeport McMoran, Inc...............................        1,092,750
        15 Grace (W.R.) & Co...................................          902,213
        22 James River Corp....................................          593,937
         9 Lubrizol Corp.......................................          318,375
         4 Mead Corp...........................................          237,500
         3 Monsanto Co.........................................          252,350
         7 Newmont Mining Corp.................................          276,375
         5 Sherwin Williams Co.................................          171,000
         3 Sigma-Aldrich Corp..................................          122,813
         5 Willamette Industries, Inc..........................          294,150
                                                                  --------------
             TOTAL RAW MATERIALS/PROCESSING INDUSTRIES.........        7,413,601
                                                                  --------------
           TECHNOLOGY 7.1%
         7 Avnet, Inc..........................................          328,950
        *4 BMC Software, Inc...................................          285,825
       *17 Compaq Computer Corp................................          771,375
        *8 Gateway 2000, Inc...................................          191,100
         6 General Dynamics Corp...............................          248,500
         3 Hewlett-Packard Co..................................          208,600
         9 International Business Machines Corp................          835,200
         8 Lockheed Martin Corp................................          517,499
         5 Loral Corp..........................................          258,750
         6 Northern Telecom, Ltd...............................          219,000
       *17 Novell, Inc.........................................          334,950
        11 Varian Associates, Inc..............................          618,800
        *7 VLSI Technology, Inc                                          210,875
                                                                  --------------
             TOTAL TECHNOLOGY..................................        5,029,424
                                                                  --------------
           TRANSPORTATION 0.8%
        *4 AMR Corp............................................          313,425
         8 Illinois Central Corp...............................          276,000
                                                                  --------------
             TOTAL TRANSPORTATION..............................          589,425
                                                                  --------------
           UTILITIES 9.5%
         4 American Electric Power, Inc........................          147,525
         7 Ameritech Corp......................................          294,800
        18 AT&T Corp...........................................          929,687
         6 Baltimore Gas & Electric Co.........................          150,000
         8 Carolina Power & Light Co...........................          226,875
         4 Central & South West Corp...........................           97,125
         2 Florida Progress Corp...............................           75,000

                                               See Notes to Financial Statements

 COMMON STOCK PORTFOLIO                    PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
         6 FPL Group, Inc......................................   $      231,750
        11 Frontier Corp.......................................          252,000
         3 General Public Utilities Corp.......................           77,350
         8 GTE Corp............................................          273,000
         8 Illinova Corp.......................................          210,612
        26 MCI Communications Corp.............................          580,800
         3 Nevada Power Co.....................................           68,063
         2 NIPSCO Industries, Inc..............................           74,800
        16 Peco Energy Co......................................          442,000
         1 Pinnacle West Capital Corp..........................           34,300
         3 Public Service Co. of Colorado......................           97,500
        11 Public Service Co. of New Mexico....................          156,750
         3 San Diego Gas & Electric Co.........................           70,550
         7 SBC Communications, Inc.............................          333,375
        14 Southern Co.........................................          313,250
         3 Southwestern Public Service Co......................           73,750
        33 Sprint Corp.........................................        1,109,625
         7 U S West, Inc.......................................          291,375
        *7 WorldCom, Inc.......................................          194,400
                                                                  --------------
             TOTAL UTILITIES...................................        6,806,262
                                                                  --------------
             TOTAL COMMON STOCK (Cost $55,283,246).............       63,039,637
                                                                  --------------
 Principal
 Amount
 (000)
 ---------
        UNITED STATES GOVERNMENT OBLIGATIONS 3.7%
 $1,000 Treasury Notes, 6.250%, 08/31/96.......................        1,004,530
  1,600 Treasury Notes, 6.875%, 02/28/97.......................        1,625,744
                                                                  --------------
          TOTAL UNITED STATES GOVERNMENT OBLIGATIONS
            (Cost $2,595,453)..................................        2,630,274
                                                                  --------------
        REPURCHASE AGREEMENT 4.8%
  3,440 Lehman Government
        Securities, Inc., dated 6/30/95, 6.050%, due 07/03/95,
        (collateralized by U.S. Government obligations in a
        pooled cash account) repurchase proceeds $3,441,734
        (Cost $3,440,000).......                                       3,440,000
                                                                  --------------
 TOTAL INVESTMENTS (Cost $61,318,699) 97.0%.                          69,109,911
 OTHER ASSETS AND LIABILITIES, NET 3.0%........................        2,161,608
                                                                  --------------
 NET ASSETS 100%...............................................   $   71,271,519
                                                                  ==============

 *  Non-income producing securities

(1) Includes 189 warrants, expiring 6/30/96

                                               See Notes to Financial Statements

 COMMON STOCK PORTFOLIO                     STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $61,318,699)....................  $69,109,911
Cash...............................................................          847
Receivable for investments sold....................................    2,944,680
Dividends receivable...............................................      204,897
Receivable for Fund shares sold....................................      129,228
Other assets.......................................................        1,856
                                                                     -----------
  Total Assets.....................................................   72,391,419
                                                                     -----------
LIABILITIES
Payable for investments purchased..................................      849,564
Payable for Fund shares redeemed...................................      202,444
Due to Adviser.....................................................       21,715
Deferred Trustees' compensation....................................       16,500
Due to shareholder service agent...................................        1,600
Accrued expenses...................................................       28,077
                                                                     -----------
  Total Liabilities................................................    1,119,900
                                                                     -----------
NET ASSETS, equivalent to $14.73 per share.........................  $71,271,519
                                                                     ===========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 4,839,261 shares outstanding...................  $    48,393
Capital surplus....................................................   59,415,422
Undistributed net realized gain on securities......................    3,263,660
Net unrealized appreciation of securities..........................    7,791,212
Undistributed net investment income................................      752,832
                                                                     -----------
NET ASSETS.........................................................  $71,271,519
                                                                     ===========

                                               See Notes to Financial Statements

 COMMON STOCK PORTFOLIO                                  FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                Six Months Ended
                                                                   June 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................................     $   848,513
Interest.......................................................         134,028
                                                                    -----------
  Investment income............................................         982,541
                                                                    -----------
EXPENSES
Management fees................................................         172,909
Shareholder service agent's fees and expenses..................           9,195
Accounting services............................................          30,389
Trustees' fees and expenses....................................           5,247
Audit fees.....................................................           7,300
Custodian fees.................................................           7,678
Legal fees.....................................................           2,696
Reports to shareholders........................................           4,757
Miscellaneous..................................................             188
Expense reimbursement..........................................         (32,868)
                                                                    -----------
  Total expenses...............................................         207,491
                                                                    -----------
  NET INVESTMENT INCOME........................................         775,050
                                                                    ===========
REALIZED AND UNREALIZED GAIN ON SECURITIES
Net realized gain on securities................................       3,552,959
Net unrealized appreciation of securities during the period....       8,354,404
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES...............      11,907,363
                                                                    -----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............     $12,682,413
                                                                    ===========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months Ended         Year Ended
                                              June 30, 1995  December 31, 1994
-------------------------------------------------------------------------------
NET ASSETS, beginning of period...........      $67,471,922        $72,259,545
                                                -----------        -----------
Operations
 Net investment income....................          775,050          1,190,278
 Net realized gain on securities..........        3,552,959          6,950,717
 Net unrealized appreciation
   (depreciation) of securities during the
   period.................................        8,354,404        (10,647,731)
                                                -----------        -----------
  Increase (decrease) in net assets
    resulting from operation................     12,682,413         (2,506,736)
                                                -----------        -----------
Distributions to shareholders from
 Net investment income....................          (37,385)        (1,197,291)
 Net realized gain on securities..........         (760,158)        (6,788,651)
                                                -----------        -----------
                                                   (797,543)        (7,985,942)
                                                -----------        -----------
Capital transactions
 Proceeds from shares sold................        3,435,215         11,714,030
 Proceeds from shares issued for
 distributions reinvested.................          797,543          7,985,942
 Cost of shares redeemed..................      (12,318,031)       (13,994,917)
                                                -----------        -----------
  Increase (decrease) in net assets from
    capital transactions..................       (8,085,273)         5,705,055
                                                -----------        -----------
 INCREASE (DECREASE) IN NET ASSETS........        3,799,597         (4,787,623)
                                                -----------        -----------
NET ASSETS, end of period.................      $71,271,519        $67,471,922
                                                ===========        ===========
CAPITAL SHARE TRANSACTIONS
Shares sold...............................          255,130            827,085
Shares issued for distributions
  reinvested..............................           58,773            648,452
Shares redeemed...........................         (919,572)          (989,273)
                                                -----------        -----------
  Increase (decrease) in capital shares
  outstanding.............................         (605,669)           486,264
                                                ===========        ===========

                                               See Notes to Financial Statements

 COMMON STOCK PORTFOLIO                                  FINANCIAL HIGHLIGHTS

 Selected data for a share of beneficial interest outstanding throughout each of the periods indicated (Unaudited).
--------------------------------------------------------------------------------

                            Six Months          Year Ended December 31
                            Ended June  ----------------------------------------
                              30, 1995   1994     1993     1992     1991    1990
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning
   of period..............      $12.39  $ 14.57  $14.21  $13.44  $10.09  $11.30
                                ------  -------  ------  ------  ------  ------
Income from investment
   operations
 Investment income........         .20      .33     .30     .31    .335     .46
 Expenses.................        (.05)    (.09)   (.11)   (.10)   (.10)  (.101)
 Expense reimbursement(1).         .01      .01     .02     .02     .03    .036
                                ------  -------  ------  ------  ------  ------
Net investment income.....         .16      .25     .21     .23    .265    .395
Net realized and
   unrealized gains or
   losses on securities...        2.34   (.7625) 1.0325     .77    3.37   (1.17)
                                ------  -------  ------  ------  ------  ------
Total from investment
   operations.............        2.50   (.5125) 1.2425    1.00   3.635   (.775)
                                ------  -------  ------  ------  ------  ------
Less distributions from
 Net investment income....      (.0075)    (.25)  (.215)   (.23)  (.285)  (.435)
 Net realized gain on
   securities.............      (.1525) (1.4175) (.6675)     --      --      --
                                ------  -------  ------  ------  ------  ------
Total distributions.......        (.16) (1.6675) (.8825)   (.23)  (.285)  (.435)
                                ------  -------  ------  ------  ------  ------
Net asset value, end of
   period.................      $14.73  $ 12.39  $14.57  $14.21  $13.44  $10.09
                                ======  =======  ======  ======  ======  ======

TOTAL RETURN(2)...........       20.29%  (3.39%)  8.98%   7.48%  36.41%  (6.84%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (millions).............       $71.3    $67.5   $72.3   $65.6   $57.8   $27.2
Average net assets
   (millions).............       $69.2    $69.3   $69.0   $58.0   $36.4   $28.0
Ratios to average net
   assets (annualized) (1)
 Expenses.................        .60%     .60%    .60%    .60%    .60%    .60%
 Expenses, without expense
   reimbursement..........        .70%     .68%    .72%    .74%    .90%    .93%
 Net investment income....       2.26%    1.72%   1.41%   1.78%   2.33%   3.64%
 Net investment income,
   without expense
   reimbursement..........        2.16%    1.64%   1.29%   1.64%   2.03%   3.31%

Portfolio turnover rate...         66%     153%    139%    116%     95%    122%

(1) See Note 2.
(2) Total return for a period less than one year is not annualized.

                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME PORTFOLIO                 PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Principal
 Amount
 (000)     Description                          Coupon  Maturity   Market Value
-------------------------------------------------------------------------------
           CORPORATE OBLIGATIONS 81.5%
           CONSUMER DISTRIBUTION 12.3%
    $  500 Borden, Inc.......................    7.875% 02/15/23 $      477,550
       300 ConAgra, Inc......................    9.750  03/01/21        366,750
       500 Food 4 Less.......................   13.750  06/15/01        535,000
       500 Nabisco, Inc......................    7.550  06/15/15        496,900
       500 Petro Stopping Centers, L.P.......   12.500  06/01/02        501,250
       500 Specialty Retailers, Inc..........   11.000  08/15/03        465,000
       500 Sysco Corp........................    6.500  06/15/05        493,635
                                                                 --------------
             TOTAL CONSUMER DISTRIBUTION.....                         3,336,085
                                                                 --------------
           CONSUMER DURABLES 2.1%
       500 Chrysler Corp.....................   10.950  08/01/17        564,000
                                                                 --------------
           CONSUMER NON-DURABLES 5.4%
       500 Dr Pepper/Seven-Up Companies,
             Inc.............................       **  11/01/02        449,650
       500 Fieldcrest Cannon, Inc............   11.250  06/15/04        520,000
       500 Westpoint Stevens.................    9.375  12/15/05        480,000
                                                                 --------------
             TOTAL CONSUMER NON-DURABLES.....                         1,449,650
                                                                 --------------
           CONSUMER SERVICES 13.4%
       500 Cox Communications, Inc...........    6.875  06/15/05        494,150
       500 New York Times Co.................    8.250  03/15/25        538,650
       500 News American Holdings, Inc.......   10.125  10/15/12        575,750
       500 Tele-Communications, Inc..........    7.875  08/01/13        469,600
       500 Time Warner, Inc..................    9.125  01/15/13        526,800
       500 Turner Broadcasting Systems, Inc..    7.400  02/01/04        470,150
       500 Valassis Communications, Inc......    9.550  12/01/03        553,450
                                                                 --------------
             TOTAL CONSUMER SERVICES.........                         3,628,550
                                                                 --------------
           ENERGY 13.0%
       300 Coastal Corp......................   10.250  10/15/04        360,180
       200 Coastal Corp......................   11.750  06/15/06        217,500
       500 HS Resources, Inc.................    9.875  12/01/03        485,000
       500 Occidental Petroleum Corp.........   10.125  11/15/01        584,850
       500 PDV America, Inc..................    7.875  08/01/03        487,850
       500 Plains Resources, Inc.............   12.000  10/01/99        521,250
       500 Texaco Capital, Inc...............    8.625  06/30/10        583,350
       250 Union Oil Co. of California.......    9.250  02/01/03        284,175
                                                                 --------------
             TOTAL ENERGY....................                         3,524,155
                                                                 --------------
           FINANCE 2.9%
       247 Bluebell Funding, Inc.............   11.850  05/01/99        261,820
       500 Phoenix Re Corp...................    9.750  08/15/03        523,750
                                                                 --------------
             TOTAL FINANCE...................                           785,570
                                                                 --------------
           HEALTH CARE 2.8%
       500 Quorum Health Group...............   11.875  12/15/02        546,875
       200 Tenet Healthcare..................   10.125  03/01/05        211,500
                                                                 --------------
             TOTAL HEALTH CARE...............                           758,375
                                                                 --------------


                                               See Notes to Financial Statements

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount
(000)      Description                     Coupon        Maturity   Market Value
--------------------------------------------------------------------------------
           RAW MATERIALS/PROCESSING
             INDUSTRIES 11.8%
   $   500 Boise Cascade Corp............   9.450%       11/01/09 $      575,500
       250 Container Corp. of America....   9.750        04/01/03        248,750
       500 Georgia-Pacific Corp..........   9.950        06/15/02        581,450
       150 IMC Fertilizer Group, Inc.....   9.450        12/15/11        151,500
       500 Noranda, Inc..................   8.125        06/15/04        536,200
       500 Riverwood International
             Corp........................  10.375        06/30/04        547,500
       500 UCAR Global Enterprise,
             Inc.........................  12.000        01/15/05        538,750
                                                                  --------------
               TOTAL RAW MATERIALS
                /PROCESSING INDUSTRIES.                                3,179,650
                                                                  --------------
           TECHNOLOGY 3.9%
       500 International Business
           Machines Corp.................   7.500        06/15/13        511,400
       500 Unisys Corp...................  13.500        07/01/97        553,125
                                                                  --------------
               TOTAL TECHNOLOGY..........                              1,064,525
                                                                  --------------
           TRANSPORTATION 11.1%
       500 Delta Air Lines, Inc..........   9.750        05/15/21        562,600
       500 International Shipholding
             Corp........................   9.000        07/01/03        485,000
       350 Kansas City Southern
             Industries, Inc.............   8.800        07/01/22        387,485
       250 Southern Pacific Rail Corp....   9.375        08/15/05        256,250
       500 Southwest Airlines Co.........   9.400        07/01/01        564,100
       500 Union Pacific Co..............   8.350        05/01/25        526,150
       200 United Air Lines, Inc.,
             Series 1991-A...............  10.020        03/22/14        224,320
                                                                  --------------
               TOTAL TRANSPORTATION......                              3,005,905
                                                                  --------------
           UTILITIES 2.8%
       350 Monongahela Power Co..........   8.375        07/01/22        370,895
       350 Public Service Co. of
             Colorado....................   8.750        03/01/22        383,237
                                                                  --------------
               TOTAL UTILITIES...........                                754,132
                                                                  --------------
               TOTAL CORPORATE OBLIGATIONS
                (Cost $21,388,401).......                             22,050,597
                                                                  --------------
           GOVERNMENT OBLIGATIONS 22.1%
    *2,000 Federal National Mortgage
             Association, Forward........   7.500  settling 07/95      2,005,620
     1,072 Federal National Mortgage
             Association, Pools..........  10.000        04/01/21      1,163,239
       350 Province of Newfoundland
             (Canada)....................   8.650        10/22/22        386,750
       350 Province of Saskatchewan
             (Canada)....................   8.000        02/01/13        380,870
    +2,000 United States Treasury
             Notes.......................   6.750        06/30/99      2,054,060
                                                                  --------------
               TOTAL GOVERNMENT OBLIGATIONS
                (Cost $5,843,841)........                              5,990,539
                                                                  --------------

                                               See Notes to Financial Statements

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares Description                       Coupon Maturity   Market Value
----------------------------------------------------------------------------
           COMMON AND PREFERRED STOCK 0.9%
  2,226    Arcadian Corp...................................  $       40,068
 *2,500    F F Holdings Co. (private placement, purchased
             on 10/6/92)...................................           5,000
   *500    Smitty's Supermarket, Class B...................           5,000
 *6,889    Supermarkets General Holdings Corp., $3.52,
             Payment in Kind, preferred stock..............         182,558
                                                             --------------
             TOTAL COMMON AND PREFERRED STOCK (Cost
             $189,924).......................................       232,626
                                                             --------------
 Principal
 Amount
 (000)
           REPURCHASE AGREEMENT 1.1%
 $  295    Lehman Government Securities,
             Inc., dated 6/30/95
             (collateralized by U.S.
           Government obligations in a
             pooled cash account) repurchase
             proceeds $295,152 (Cost
             $295,000)...................... 6.180% 07/03/95        295,000
                                                             --------------
 TOTAL INVESTMENTS (Cost $27,717,166) 105.6%...............      28,568,762
 OTHER ASSETS AND LIABILITIES, NET (5.6%)..................      (1,518,279)
                                                             --------------
 NET ASSETS 100%...........................................  $   27,050,483
                                                             ==============

 *Non-income producing securities
**Zero coupon bond
 +Security placed as collateral for a forward purchase commitment (Note 1B).

                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME PORTFOLIO      STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investment, at market value (Cost $27,717,166)....................  $28,568,762
Cash..............................................................        2,049
Receivable for investments sold...................................      534,462
Interest receivable...............................................      510,123
Receivable for Fund shares sold...................................        1,568
Other assets......................................................        1,132
                                                                    -----------
   Total Assets...................................................   29,618,096
                                                                    -----------
LIABILITIES
Payable for investments purchased.................................    2,519,583
Deferred Trustees' compensation...................................       12,796
Payable for Fund shares redeemed..................................        4,801
Due to shareholder service agent..................................        1,561
Accrued expenses and other liabilities............................       28,872
                                                                    -----------
   Total Liabilities..............................................    2,567,613
                                                                    -----------
NET ASSETS, equivalent to $8.34 per share.........................  $27,050,483
                                                                    ===========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 3,241,975 shares outstanding..................  $    32,420
Capital surplus...................................................   27,167,842
Accumulated net realized loss on securities.......................   (2,072,245)
Net unrealized appreciation of securities.........................      851,596
Undistributed net investment income...............................    1,070,870
                                                                    -----------
NET ASSETS........................................................  $27,050,483
                                                                    ===========

                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME PORTFOLIO                     FINANCIAL STATEMENTS

                                  (Unaudited)

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                               Six Months Ended
                                                                  June 30, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
Interest......................................................       $1,157,866
Dividends.....................................................            3,265
                                                                     ----------
  Investment income...........................................        1,161,131
                                                                     ----------
EXPENSES
Management fees...............................................           64,257
Shareholder service agent's fees and expenses.................            9,202
Accounting services...........................................           27,920
Trustees' fees and expenses...................................            4,881
Audit fees....................................................           10,550
Custodian fees................................................            2,377
Legal fees....................................................            2,981
Reports to shareholders.......................................            4,995
Miscellaneous.................................................              993
Expense reimbursement.........................................          (51,048)
                                                                     ----------
  Total expenses..............................................           77,108
                                                                     ----------
  NET INVESTMENT INCOME.......................................        1,084,023
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES
Net realized gain on securities...............................          186,264
Net unrealized appreciation of securities during the period...        2,014,847
                                                                     ----------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES..............        2,201,111
                                                                     ----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............       $3,285,134
                                                                     ==========

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                           Six Months Ended         Year Ended
                                              June 30, 1995  December 31, 1994
------------------------------------------------------------------------------
NET ASSETS, beginning of period...........      $21,273,969        $27,443,291
                                                -----------        -----------
Operations
 Net investment income....................        1,084,023          2,178,975
 Net realized gain (loss) on securities...          186,264           (857,071)
 Net unrealized appreciation (depreciation)
     of securities during the period......        2,014,847         (2,543,211)
                                                -----------        -----------
  Increase (decrease) in net assets
     resulting from operations............        3,285,134         (1,221,307)
                                                -----------        -----------
Distributions to shareholders from net
     investment income....................          (24,775)        (2,170,097)
                                                -----------        -----------
Capital transactions
 Proceeds from shares sold................        5,765,225          9,066,088
 Proceeds from shares issued for
     distributions reinvested.............           24,776          2,170,097
 Cost of shares redeemed..................       (3,273,846)       (14,014,103)
                                                -----------        -----------
  Increase (decrease) in net assets from
     capital transactions.................        2,516,155         (2,777,918)
                                                -----------        -----------
  INCREASE (DECREASE) IN NET ASSETS.......        5,776,514         (6,169,322)
                                                -----------        -----------
NET ASSETS, end of period.................      $27,050,483        $21,273,969
                                                ===========        ===========
CAPITAL SHARE TRANSACTIONS
Shares sold...............................          767,791          1,100,823
Shares issued for distributions
    reinvested............................            3,172            296,939
Shares redeemed...........................         (423,688)        (1,700,172)
                                                -----------        -----------
  Increase (decrease) in capital shares
    outstanding...........................          347,275           (302,410)
                                                ===========        ===========

                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME PORTFOLIO                     FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.
                                 (Unaudited)
--------------------------------------------------------------------------------

                          Six Months
                               Ended         Year Ended December 31
                            June 30, --------------------------------------------
                                1995    1994      1993     1992     1991     1990
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value,
 beginning of period....      $ 7.35  $ 8.58    $ 8.00   $ 7.74   $ 6.98   $ 8.64
                              ------  ------    ------   ------   ------   ------
Income from investment
   operations
 Investment income......         .35     .91       .77      .74     .725    1.085
 Expenses...............        (.03)   (.10)     (.09)    (.07)    (.07)    (.08)
 Expense
  reimbursement(1)......         .01     .04       .04      .02      .03      .03
                              ------  ------    ------   ------   ------   ------
Net investment income...         .33     .85       .72      .69     .685    1.035
Net realized and
 unrealized gains or
 losses on securities...       .6675 (1.2275)    .5825    .2725    .7525    (1.64)
                              ------  ------    ------   ------   ------   ------
Total from investment
 operations.............       .9975  (.3775)   1.3025    .9625   1.4375    (.605)
                              ------  ------    ------   ------   ------   ------
Distributions from net
 investment income......      (.0075) (.8525)   (.7225)  (.7025)  (.6775)  (1.055)
                              ------  ------    ------   ------   ------   ------
Net asset value, end of
 period.................      $ 8.34  $ 7.35    $ 8.58   $ 8.00   $ 7.74   $ 6.98
                              ======  ======    ======   ======   ======   ======

TOTAL RETURN(2).........       13.58%  (4.33%)   16.32%   12.50%   21.23%   (7.23%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
   period (millions)......    $ 27.1  $ 21.3    $ 27.4   $ 21.1   $ 17.4   $  6.3
Average net assets
   (millions).............    $ 25.7  $ 26.1    $ 26.7   $ 18.8   $ 10.6   $  6.8
Ratios to average net
   assets (annualized)(1)
 Expenses.................       .60%    .60%      .60%     .60%     .60%     .60%
 Expenses, without
   expense reimbursement..      1.00%    .95%      .95%     .95%     .95%     .95%
 Net investment income....      8.44%   8.35%     7.80%    8.89%    9.72%   11.99%
 Net investment income,
   without expense
   reimbursement..........      8.04%   8.00%     7.40%    8.54%    9.37%   11.64%

Portfolio turnover rate...        61%     94%      130%     117%      90%     123%

(1) See Note 2.
(2) Total return for a period of less than one year is not annualized.

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                                PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount
(000)      Description                                                   Coupon      Maturity         Market Value
------------------------------------------------------------------------------------------------------------------
           UNITED STATES AGENCY OBLIGATIONS 65.8%

 **$2,885  Federal Home Loan Mortgage Corp., Pools.................     7.000% 06/01/24 to 07/01/24 $    2,834,999
  **5,859  Federal Home Loan Mortgage Corp., Pools.................     7.500  05/01/24 to 10/01/24      5,879,623
  **1,996  Federal Home Loan Mortgage Corp., Pools.................     8.000  09/11/24 to 10/01/24      2,033,709
    2,580  Federal National Mortgage Association, ARM..............     6.254              03/25/09      2,580,659
    1,983  Federal National Mortgage Association, Pools............     7.000  12/01/23 to 06/01/24      1,948,481
  **1,921  Federal National Mortgage Association, Pools............     7.500  05/01/24 to 10/01/24      1,926,072
    3,966  Federal National Mortgage Association, Pools............     8.000  04/01/24 to 10/01/24      4,039,145
    1,686  Government National Mortgage Association, Pools.........    11.000              11/01/20      1,868,550
    7,102  Government National Mortgage Association, Pools.........     7.000  08/15/23 to 10/15/24      6,987,015
  **5,727  Government National Mortgage Association, Pools.........     7.500  04/15/23 to 06/15/24      5,753,478
  **7,572  Government National Mortgage Association, Pools.........     8.000  05/15/17 to 11/15/24      7,752,263
      774  Government National Mortgage Association, Pools.........     8.500  04/15/17 to 07/15/17        803,476
      445  Government National Mortgage Association, Pools.........    11.000  09/15/10 to 08/15/20        489,215
                                                                                                    --------------
                 TOTAL UNITED STATES AGENCY OBLIGATIONS
                 (Cost $43,753,386)................................                                     44,896,685
                                                                                                    --------------
           UNITED STATES TREASURY OBLIGATIONS 31.5%
    1,500  Treasury Notes..........................................     6.250              05/31/00      1,515,705
    4,000  Treasury Notes..........................................     6.500              08/15/97      4,050,000
  **4,000  Treasury Notes..........................................     7.250              11/15/96      4,074,360
    2,000  Treasury Notes..........................................     7.500              12/31/96      2,047,180
      500  Treasury Notes..........................................     7.875              07/31/96        510,780
    5,000  Treasury Notes..........................................     7.875              01/15/98      5,232,800
  **4,000  Treasury Notes..........................................     8.875              02/15/96      4,073,120
                                                                                                    --------------
                 TOTAL UNITED STATES TREASURY OBLIGATIONS
                 (Cost $21,335,937)................................                                     21,503,945
                                                                                                    --------------
           FORWARD PURCHASE COMMITMENTS 10.3%
   *1,000  Federal Home Loan Mortgage Association..................     7.000        settling 07/95        982,500
   *2,000  Federal National Mortgage Association...................     7.500        settling 09/95      1,999,140
   *4,000  Government National Mortgage Association................     7.500        settling 07/95      4,018,760
                                                                                                    --------------
                 TOTAL FORWARD PURCHASE COMMITMENTS
                 (Cost $6,862,031).................................                                      7,000,400
                                                                                                    --------------
           REPURCHASE AGREEMENT 2.0%
    1,340  Lehman Government Securities, Inc., date 6/30/95
           (collateralized by U.S. Government obligations in a pool
           cash account) repurchase proceeds $1,340,690 (Cost
           $1,340,000).............................................     6.180              07/03/95      1,340,000
                                                                                                    --------------
 TOTAL INVESTMENTS (Cost $73,291,354) 109.6%......................................................      74,741,030
 OTHER ASSETS AND LIABILITIES, NET (9.6%).........................................................      (6,531,922)
                                                                                                    --------------
 NET ASSETS 100%..................................................................................  $   68,209,108
                                                                                                    ==============

 * Non-income producing securities.
**Securities with a market value of approximately $21.7 million were placed as collateral for futures contracts and forward purchase commitments (Note 1B). ARM--adjustable rate mortgage backed security

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                     STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
ASSETS

Investment, at market value (Cost $73,291,354)...................  $ 74,741,030
Cash.............................................................         2,002
Receivable for investments sold..................................     6,238,495
Interest receivable..............................................       747,155
Unrealized appreciation on forward commitments...................       113,760
Receivable for Fund shares sold..................................         5,308
Other assets.....................................................         1,571
                                                                   ------------
  Total Assets...................................................    81,849,321
                                                                   ------------
LIABILITIES
Payable for investments purchased................................    13,529,294
Unrealized depreciation on forward commitments...................        40,700
Deferred Trustees' compensation..................................        17,353
Due to Adviser...................................................        14,639
Due to broker-variation margin...................................         5,776
Due to shareholder service agent.................................         1,600
Accrued expenses and other liabilities...........................        30,851
                                                                   ------------
  Total Liabilities..............................................    13,640,213
                                                                   ------------
NET ASSETS, equivalent to $8.81 per share........................  $ 68,209,108
                                                                   ============
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share;
  unlimited shares authorized; 7,738,562 shares outstanding......  $     77,386
Capital surplus..................................................    81,072,017
Accumulated net realized loss on securities......................   (14,473,605)
Net unrealized appreciation (depreciation) of securities
 Investments.....................................................     1,449,676
 Forward commitments.............................................        73,060
 Future contracts................................................        (7,240)
Undistributed net investment income..............................        17,814
                                                                   ------------
NET ASSETS.......................................................  $ 68,209,108
                                                                   ============

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                                    FINANCIAL STATEMENTS

                                  (Unaudited)
----------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                            Six Months Ended
                                                               June 30, 1995
----------------------------------------------------------------------------
INVESTMENT INCOME
Interest.....................................................   $  2,540,909
                                                                ------------
EXPENSES
Management fees..............................................        166,020
Shareholder service agent's fees and expenses................          9,315
Accounting services..........................................         33,287
Trustees' fees and expenses..................................          5,309
Audit fees...................................................         11,650
Custodian fees...............................................         12,441
Legal fees...................................................          2,627
Reports to shareholders......................................          2,617
Miscellaneous................................................            179
Expense reimbursement........................................        (44,221)
                                                                ------------
  Total expenses.............................................        199,224
                                                                ------------
  NET INVESTMENT INCOME......................................      2,341,685
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain (loss) on securities
 Investments and forward commitments.........................        724,004
 Future contracts............................................       (410,566)
Net unrealized appreciation (depreciation) of securities
  during the period
 Investments.................................................      3,782,276
 Futures contracts...........................................         (4,863)
 Forward commitments.........................................         46,491
                                                                ------------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES.............      4,137,342
                                                                ------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $  6,479,027
                                                                ============

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                           Six Months Ended         Year Ended
                                              June 30, 1995  December 31, 1994
------------------------------------------------------------------------------
NET ASSETS, beginning of period...........      $65,513,261        $80,630,053
                                                -----------        -----------
Operations
 Net investment income....................        2,341,685          4,717,706
 Net realized gain (loss) on securities...          313,438         (6,083,772)
 Net unrealized appreciation (depreciation)
   of securities during the period........        3,823,904         (2,217,746)
                                                -----------        -----------
  Increase (decrease) in net assets
     resulting from operations............        6,479,027         (3,583,812)
                                                -----------        -----------
Distributions to shareholders from net
 investment income........................       (2,319,734)        (4,508,286)
                                                -----------        -----------
Capital transactions
 Proceeds from shares sold................        1,758,886          3,484,195
 Proceeds from shares issued for
  distributions reinvested................        2,319,734          4,508,286
 Cost of shares redeemed..................       (5,542,066)       (15,017,175)
                                                -----------        -----------
  Decrease in net assets from capital
   transactions...........................       (1,463,446)        (7,024,694)
                                                -----------        -----------
INCREASE (DECREASE) IN NET ASSETS.........        2,695,847        (15,116,792)
                                                -----------        -----------
NET ASSETS, end of period.................      $68,209,108        $65,513,261
                                                ===========        ===========
CAPITAL SHARE TRANSACTIONS
Shares sold...............................          204,427            405,270
Shares issued for distributions
  reinvested..............................          269,018            524,430
Shares redeemed...........................         (649,813)        (1,719,219)
                                                -----------        -----------
  Decrease in capital shares outstanding..         (176,368)          (789,519)
                                                ===========        ===========

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                                    FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.
                                 (Unaudited)
--------------------------------------------------------------------------

                        Six Months
                             Ended           Year Ended December 31
                          June 30,    -------------------------------------
                              1995     1994    1993     1992   1991   1990
---------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE
Net asset value,
 beginning of period....    $ 8.28    $9.26    $9.13   $ 9.29  $8.70  $8.80
                            ------    -----    -----   ------  -----  -----
Income from investment
  operations
 Investment income......       .33      .61      .62      .72    .79   .835
 Expenses...............      (.04)    (.06)    (.06)   (.064)  (.06)  (.06)
 Expense
  reimbursement(1)....         .01      .01      .01     .009    .01    .01
                            ------    -----    -----   ------  -----  -----
Net investment income...       .30      .56      .57     .665    .74   .785
Net realized and
  unrealized gains or
  losses on securities...    .5275    (.985)    .135   (.1575)   .60  (.105)
                            ------    -----    -----   ------  -----  -----
Total from investment
  operations.............    .8275    (.425)    .705    .5075   1.34    .68
                            ------    -----    -----   ------  -----  -----
Distributions from net
  investment income......   (.2975)   (.555)   (.575)  (.6675)  (.75)  (.78)
                            ------    -----    -----   ------  -----  -----
Net asset value, end of
  period.................   $ 8.81    $8.28    $9.26   $ 9.13  $9.29  $8.70
                            ======    =====    =====   ======  =====  =====

TOTAL RETURN(2).......       10.16%   (4.63%)   7.86%    5.73% 16.23%  8.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (millions)......   $ 68.2    $65.5    $80.6   $ 74.8  $77.0  $73.2
Average net assets
  (millions).............   $ 66.4    $70.3    $78.6   $ 74.6  $72.9  $72.7
Ratios to average net
  assets
  (annualized)(1)
 Expenses...............       .60%     .60%     .60%     .60%   .60%   .60%
 Expenses, without
  expense reimbursement.       .73%     .70%     .70%     .70%   .70%   .69%
 Net investment income..      7.05%    6.71%    6.45%    7.29%  8.37%  9.19%
 Net investment income,
  without expense
  reimbursement.........      6.92%    6.61%    6.35%    7.19%  8.27%  9.10%

Portfolio turnover rate.       100%     192%      91%      36%    57%   164%

(1) See Note 2.
(2) Total return for a period less than one year is not annualized.

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                              PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)
------------------------------------------------------------------------------

 Principal
 Amount                                                                 Market
 (000)     Description                             Coupon Maturity       Value
------------------------------------------------------------------------------
           COMMERCIAL PAPER 32.6%
 $1,200    Associates Corp. of North America....   6.223% 07/12/95 $ 1,197,560
  1,200    Chevron Oil Finance Co...............   5.965  07/14/95   1,197,223
  1,100    General Electric Capital Corp........   6.186  07/24/95   1,095,578
  1,200    General Electric Co..................   6.231  09/05/95   1,186,444
  1,100    Pitney Bowes, Inc....................   5.960  07/07/95   1,098,727
  1,200    Prudential Funding Corp..............   6.228  07/27/95   1,194,537
  1,000    Toronto Dominion Holdings............   5.991  07/10/95     998,353
                                                                   -----------
           TOTAL COMMERCIAL PAPER (Cost
           $7,968,422)..........................                     7,968,422
                                                                   -----------
           UNITED STATES AGENCY OBLIGATIONS 23.9%
  2,000    Federal Home Loan Mortgage Corp......   5.549  12/01/95   1,953,800
  2,000    Federal National Mortgage
            Association.........................   5.787  12/18/95   1,946,610
  2,000    Federal National Mortgage
            Association.........................   5.701  12/21/95   1,946,447
                                                                   -----------
           TOTAL UNITED STATES AGENCY OBLIGATIONS
           (Cost $5,846,857)....................                     5,846,857
                                                                   -----------
           REPURCHASE AGREEMENTS 43.5%(1)
  5,315    Lehman Government Securities, Inc.,
            dated 6/30/95, repurchase
            proceeds $5,317,737.................   6.180  07/03/95   5,315,000
  5,315    SBC Capital Markets, Inc., dated
            6/30/95, repurchase
            proceeds $5,317,713.................   6.125  07/03/95   5,315,000
                                                                   -----------
           TOTAL REPURCHASE AGREEMENTS (Cost $10,630,000)........   10,630,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $24,445,279) 100.0%.....................   24,445,279
 OTHER ASSETS AND LIABILITIES, NET 0.0%..........................      (10,042)
                                                                   -----------
 NET ASSETS 100%.................................................  $24,435,237
                                                                   ===========

(1) Collateralized by U.S. Government obligations in a pooled cash account

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                   STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at amortized cost....................................  $24,445,279
Cash..............................................................        2,663
Receivable for Fund shares sold...................................       28,166
Other assets......................................................        1,120
                                                                    -----------
 Total Assets.....................................................   24,477,228
                                                                    -----------
LIABILITIES
Deferred Trustees' compensation...................................       16,209
Due to shareholder service agent..................................        1,587
Payable for Fund shares redeemed..................................          236
Accrued expenses..................................................       23,959
                                                                    -----------
 Total Liabilities................................................       41,991
                                                                    -----------
NET ASSETS, equivalent to $1.00 per share.........................  $24,435,237
                                                                    ===========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 24,435,403 shares outstanding.................  $   244,354
Capital surplus...................................................   24,191,049
Accumulated net investment loss...................................         (166)
                                                                    -----------
NET ASSETS........................................................  $24,435,237
                                                                    ===========

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                                  FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                Six Months Ended
                                                                   June 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest.......................................................     $746,404
                                                                    --------
EXPENSES
Management fees................................................       62,283
Shareholder service agent's fees and expenses..................        9,364
Accounting services............................................       28,607
Trustees' fees and expenses....................................        5,244
Audit fees.....................................................        7,100
Custodian fees.................................................        3,191
Legal fees.....................................................        2,889
Reports to shareholders........................................        3,166
Miscellaneous..................................................          229
Expense reimbursement..........................................      (47,333)
                                                                    --------
 Total expenses................................................       74,740
                                                                    --------
 NET INVESTMENT INCOME.........................................      671,664
                                                                    --------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............     $671,664
                                                                    ========

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                           Six Months Ended         Year Ended
                                              June 30, 1995  December 31, 1994
------------------------------------------------------------------------------
NET ASSETS, beginning of period...........      $28,547,675        $29,966,001
                                                -----------        -----------
Operations
 Net investment income....................          671,664          1,109,674
                                                -----------        -----------
Distributions to shareholders from net
 investment income........................         (672,027)        (1,109,772)
                                                -----------        -----------
Capital transactions
 Proceeds from shares sold................        6,596,311         22,474,029
 Proceeds from shares issued for
  distributions reinvested................          672,027          1,107,713
 Cost of shares redeemed..................      (11,380,413)       (24,999,970)
                                                -----------        -----------
  Decrease in net assets from capital
   transactions...........................       (4,112,075)        (1,418,228)
                                                -----------        -----------
  DECREASE IN NET ASSETS..................       (4,112,438)        (1,418,326)
                                                -----------        -----------
NET ASSETS, end of period.................      $24,435,237        $28,547,675
                                                ===========        ===========
CAPITAL SHARE TRANSACTIONS................
Shares sold...............................        6,596,311         22,474,029
Shares issued for distributions
 reinvested...............................          672,027          1,107,713
Shares redeemed...........................      (11,380,413)       (24,999,970)
                                                -----------        -----------
  DECREASE IN CAPITAL SHARES OUTSTANDING..       (4,112,075)        (1,418,228)
                                                ===========        ===========


                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                                   FINANCIAL HIGHLIGHTS

   Selected data for a share of beneficial outstanding throughout each of the periods indicated.
                                 (Unaudited)
-------------------------------------------------------------------------------

                              Six Months
                                   Ended          Year Ended December 31
                                June 30,  -------------------------------------
                                    1995    1994    1993    1992    1991   1990
-------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning
 of period..................       $1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $1.00
                                   -----  ------  ------  ------  ------  -----
Income from investment
  operations
 Investment income..........         .03   .0425   .0322   .0391   .0607   .082
 Expenses...................       (.005) (.0087) (.0095)  (.009) (.0087) (.009)
 Expense reimbursement(1).          .002   .0027   .0035    .003   .0026   .003
                                   -----  ------  ------  ------  ------  -----
Net investment income.......        .027   .0365   .0262   .0331   .0546   .076
                                   -----  ------  ------  ------  ------  -----
Distributions from net
 investment income..........       (.027) (.0365) (.0262) (.0331) (.0546) (.076)
                                   -----  ------  ------  ------  ------  -----
Net asset value, end of
 period.....................       $1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $1.00
                                   =====  ======  ======  ======  ======  =====

TOTAL RETURN(2)...........         2.73%   3.71%   2.66%   3.36%   5.46%  7.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (millions).................       $24.4  $ 28.5   $30.0  $ 32.9  $ 38.0  $34.3
Average net assets
 (millions).................       $24.9  $ 30.5   $28.9  $ 36.2  $ 36.3  $32.8
Ratios to average net assets
 (annualized)(1)
 Expenses...................        .60%    .60%    .60%    .60%    .60%   .60%
 Expenses, without expense
  reimbursement.............        .98%    .87%    .95%    .89%    .87%   .89%
 Net investment income......       5.39%   3.63%   2.63%   3.32%   5.44%  7.59%
 Net investment income,
  without expense
  reimbursement.............       5.01%   3.37%   2.28%   3.03%   5.17%  7.30%

(1) See Note 2.
(2) Total return for a period less than a year is not annualized.

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO                         PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 62.9%
           CONSUMER DISTRIBUTION 4.9%
        *6 Best Buy, Inc.......................................   $      162,412
         5 Dayton Hudson Corp..................................          358,750
         5 Dillard Dept. Stores, Inc...........................          141,000
         5 Gap, Inc............................................          181,350
         6 Limited, Inc........................................          140,800
         5 May Dept Stores Co..................................          216,450
         3 Nordstrom, Inc......................................          124,125
        11 Sears, Roebuck & Co.................................          670,600
        *5 Sports & Recreation, Inc............................           66,938
         6 Sysco Corp..........................................          185,850
        *5 Toys R Us, Inc......................................          155,025
        23 Wal-Mart Stores, Inc................................          609,900
                                                                  --------------
             TOTAL CONSUMER DISTRIBUTION.......................        3,013,200
                                                                  --------------
           CONSUMER DURABLES 0.9%
         5 Eastman Kodak Co....................................          333,437
         4 General Motors Corp.................................          206,250
                                                                  --------------
             TOTAL CONSUMER DURABLES...........................          539,687
                                                                  --------------
           CONSUMER NON-DURABLES 5.3%
        12 Clorox Co...........................................          789,525
         7 ConAgra, Inc........................................          230,175
         2 CPC International, Inc..............................          129,675
        *8 Fruit Of The Loom, Inc..............................          164,775
         4 Maybelline, Inc.....................................           71,750
        13 PepsiCo, Inc........................................          584,000
         9 Philip Morris Companies, Inc........................          684,250
         2 Procter & Gamble Co.................................          122,188
         8 RJR Nabisco Holdings Corp., Class A.................          216,000
         9 Sara Lee Corp.......................................          245,100
                                                                  --------------
             TOTAL CONSUMER NON-DURABLES.......................        3,237,438
                                                                  --------------
           CONSUMER SERVICES 5.9%
         6 CBS, Inc............................................          428,800
        11 Comcast Corp, Class A...............................          206,044
        26 Cox Communications, Inc.............................          507,625
         8 Disney (Walt) Co....................................          439,437
         6 Marriott International, Inc.........................          208,075
         3 McDonald's Corp.....................................          129,112
         1 McGraw Hill, Inc....................................           98,637
         7 New York Times Co., Class A.........................          164,500
        10 News Corp., Limited, ADR............................          230,775
       *23 Tele-Communications, Inc., Class A..................          527,344
        15 Time Warner, Inc....................................          596,313
         5 Wendy's International, Inc..........................           96,525
                                                                  --------------
             TOTAL CONSUMER SERVICES...........................        3,633,187
                                                                  --------------

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO             PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           ENERGY 7.4%
         3 Amoco Corp..........................................   $      199,875
         6 Ashland, Inc........................................          203,725
         2 Atlantic Richfield Co...............................          197,550
         6 Baker Hughes, Inc...................................          116,850
         5 Burlington Resources, Inc...........................          199,125
        20 Coastal Corp........................................          592,312
         4 Consolidated Natural Gas Co.........................          154,775
         5 Dresser Industrials, Inc............................          122,375
        12 Exxon Corp..........................................          826,312
         6 Halliburton Co......................................          196,625
        13 Pacific Enterprises.................................          306,250
        20 Panhandle Eastern Corp..............................          477,750
         7 Repsol, SA, ADR.....................................          227,700
         5 Schlumberger, Ltd...................................          285,775
        *6 Smith International, Inc............................          105,525
         8 Sonat, Inc..........................................          240,950
         4 Valero Energy Corp..................................           87,075
                                                                  --------------
             TOTAL ENERGY......................................        4,540,549
                                                                  --------------
           FINANCE 4.6%
         2 American International Group, Inc...................          182,400
         8 Chase Manhattan Corp................................          357,200
         5 Chemical Banking Corp...............................          245,700
         3 Comerica, Inc.......................................          112,437
         3 Federal National Mortgage Association...............          311,438
         5 First Chicago Corp..................................          299,375
         5 Franklin Resources, Inc.............................          222,500
         6 Morgan (J.P.) & Co., Inc............................          441,788
         4 NationsBank Corp....................................          198,413
         4 Providian Corp......................................          155,875
         3 St. Paul Companies, Inc.............................          128,050
         2 TransAmerica Corp...................................          133,975
                                                                  --------------
             TOTAL FINANCE.....................................        2,789,151
                                                                  --------------
           HEALTH CARE 6.6%
         3 American Home Products Corp.........................          201,175
         7 Baxter International, Inc...........................          265,537
         3 Bristol Myers Squibb Co.............................          190,750
        24 Caremark International, Inc.........................          474,000
         3 Columbia/HCA Healthcare Corp........................          147,050
       *21 Community Psychiatric Centers.......................          235,125
        *9 Lincare Holdings, Inc...............................          244,375
         9 Mallinckrodt Group, Inc.............................          333,700
         7 Merck & Co., Inc....................................          357,700
       *26 National Medical Enterprises, Inc...................          369,438
         8 Nellcor, Inc........................................          364,500
        *8 Schering-Plough Corp................................          361,825
         5 Upjohn Co...........................................          193,163
         3 Warner-Lambert Co...................................          293,675
                                                                  --------------
             TOTAL HEALTH CARE.................................        4,032,013
                                                                  --------------
           PRODUCER MANUFACTURING 7.7%
         4 Allied-Signal, Inc..................................          182,450
         5 Browning-Ferris Industries, Inc.....................          198,687

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO             PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
         1 Cooper Industrials, Inc.............................   $       47,400
         2 Emerson Electric Co.................................          150,150
         8 Fluor Corp..........................................          400,400
        10 General Electric Co.................................          558,112
         5 Honeywell, Inc......................................          224,250
         5 ITT Corp............................................          622,750
         6 Philip N.V., ADR....................................          269,325
         6 Rockwell International Corp.........................          274,500
         5 Tenneco, Inc........................................          239,200
         2 United Technologies Corp............................          164,063
        *4 Varity Corp.........................................          158,400
        42 WMX Technologies, Inc...............................        1,186,075
                                                                  --------------
             TOTAL PRODUCER MANUFACTURING......................        4,675,762
                                                                  --------------
           RAW MATERIALS/PROCESSING INDUSTRIES 7.2%
        23 Asia Pacific Resources International................          208,050
         8 Barrick Gold Corp...................................          207,050
         3 Consolidated Papers.................................          184,400
         9 DuPont (E.I.) de Nemours & Co., Inc.................          639,375
         3 Engelhard Corp......................................          141,487
       *36 Fort Howard Corp....................................          509,912
       *36 Freeport McMoran, Inc...............................          625,687
         8 Grace (W.R.) & Co...................................          497,137
         6 Lubrizol Corp.......................................          226,400
         2 Mead Corp...........................................          136,562
         2 Monsanto Co.........................................          153,213
         4 Newmont Mining Corp.................................          163,313
        13 James River Corp....................................          353,600
         3 Sherwin Williams Co.................................           96,188
         1 Sigma-Aldrich Corp..................................           68,775
         3 Willamette Industries, Inc..........................          166,500
                                                                  --------------
             TOTAL RAW MATERIALS/PROCESSING INDUSTRIES.........        4,377,649
                                                                  --------------
           TECHNOLOGY 5.1%
         4 Avnet, Inc..........................................          183,825
        *3 BMC Software, Inc...................................          200,850
       *10 Compaq Computer Corp................................          453,750
        *5 Gateway 2000, Inc...................................          113,750
         3 General Dynamics Corp...............................          142,000
         3 Hewlett-Packard Co..................................          193,700
         5 International Business Machines Corp................          489,600
         5 Lockheed Martin Corp................................          314,741
         4 Loral Corp..........................................          196,650
         4 Northern Telecom, Ltd...............................          127,750
       *10 Novell, Inc.........................................          199,375
         7 Varian Associates, Inc..............................          370,175
        *4 VLSI Technology, Inc................................          123,513
                                                                  --------------
             TOTAL TECHNOLOGY..................................        3,109,679
                                                                  --------------
           TRANSPORTATION 0.6%
        *2 AMR Corp............................................          179,100
         5 Illinois Central Corp...............................          169,050
                                                                  --------------
             TOTAL TRANSPORTATION..............................          348,150
                                                                  --------------

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO             PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           UTILITIES 6.7%
         3 American Electric Power, Inc........................   $       94,837
         4 Ameritech Corp......................................          167,200
        11 AT&T Corp...........................................          573,750
         3 Baltimore Gas & Electric Co.........................           70,000
         6 Carolina Power & Light Co...........................          166,375
         1 Central & South West Corp...........................           21,000
         2 Florida Progress Corp...............................           75,000
         5 FPL Group, Inc......................................          185,400
         6 Frontier Corp.......................................          151,200
         1 General Public Utilities Corp.......................           35,700
         5 GTE Corp............................................          163,800
         4 Illinova Corp.......................................          109,112
        15 MCI Communications Corp.............................          330,000
         2 Nevada Power Co.....................................           35,063
         1 NIPSCO Industries, Inc..............................           40,800
        10 Peco Energy Co......................................          276,250
         1 Pinnacle West Capital Corp..........................            9,800
         1 Public Service Co. of Colorado......................           39,000
        *8 Public Service Co. of New Mexico....................          111,150
         2 San Diego Gas & Electric Co.........................           37,350
         5 SBC Communications, Inc.............................          214,313
         9 Southern Co.........................................          208,088
         1 Southwestern Public Service Co......................           38,350
        20 Sprint Corp.........................................          682,588
         4 US West, Inc........................................          174,825
        *4 WorldCom, Inc.......................................          102,600
                                                                  --------------
             TOTAL UTILITIES...................................        4,113,551
                                                                  --------------
             TOTAL COMMON STOCK (Cost $34,740,171).............       38,410,016
                                                                  --------------

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO             PORTFOLIO OF INVESTMENTS (CONTINUED)

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Principal
 Amount
 (000)     Description                         Coupon  Maturity   Market Value
-------------------------------------------------------------------------------
           CORPORATE OBLIGATIONS 16.4%
           CONSUMER DISTRIBUTION 3.6%
 $1,000    Dayton Hudson Corp...............   9.250%  03/01/06 $    1,123,520
  1,000    Wal-Mart Stores, Inc.............   8.070   12/21/12      1,076,300
                                                                --------------
             TOTAL CONSUMER DISTRIBUTION....                         2,199,820
                                                                --------------
           ENERGY 3.9%
  1,000    Atlantic Richfield Co............   9.125   03/01/11      1,179,900
  1,000    Burlington Resources, Inc........   9.125   10/01/21      1,183,750
                                                                --------------
             TOTAL ENERGY...................                         2,363,650
                                                                --------------
           FINANCE 1.8%
  1,000    American General Corp............   9.625   02/01/18      1,106,500
                                                                --------------
           RAW MATERIALS/PROCESSING
           INDUSTRIES 1.7%
  1,000    DuPont (E.I.) de Nemours & Co.,
           Inc..............................   8.250   01/15/22      1,049,400
                                                                --------------
           UTILITIES 5.4%
  1,000    Hydro-Quebec, Series HS..........   9.400   02/01/21      1,184,900
  1,000    Pacific Gas & Electric Co., 1st
           Mtg., Series 92D.................   8.250   11/01/22      1,039,930
  1,000    Tennessee Valley Authority,
           Series G.........................   8.625   11/15/29      1,075,160
                                                                --------------
             TOTAL UTILITIES................                         3,299,990
                                                                --------------
             TOTAL CORPORATE OBLIGATIONS
             (Cost $9,444,020)..............                        10,019,360
                                                                --------------
           GOVERNMENT OBLIGATIONS 9.7%
  1,000    Province of Nova Scotia (Canada).   7.250   07/27/13        970,600
  4,700    United States Treasury Bonds.....   7.125   02/15/23      4,957,748
                                                                --------------
             TOTAL GOVERNMENT OBLIGATIONS
             (Cost $5,499,315)..............                         5,928,348
                                                                --------------
           REPURCHASE AGREEMENTS 13.6%
  8,265    Lehman Government Securities,
           dated 6/30/95 (Collateralized by
           U.S. Government obligations in a
           pooled cash account) repurchase
           proceeds $8,269,167 (Cost
           $8,265,000)......................   6.050   07/03/95      8,265,000
                                                                --------------
 TOTAL INVESTMENTS (Cost $57,948,506) 102.6%.................       62,622,724
 OTHER ASSETS AND LIABILITIES, NET (2.6)%....................       (1,572,609)
                                                                --------------
 NET ASSETS 100%.............................................   $   61,050,115
                                                                ==============

*Non-income producing security

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO              STATEMENT OF ASSETS AND LIABILITIES

                           June 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $57,948,506).................... $62,622,724
Cash...............................................................       1,702
Receivable for investments sold....................................   2,072,387
Interest and dividends receivable..................................     452,580
Other assets.......................................................         567
                                                                    -----------
  Total Assets.....................................................  65,149,960
                                                                    ===========
LIABILITIES
Payable for investments purchased..................................   3,949,523
Payable for Fund shares redeemed...................................      86,917
Deferred Trustees' compensation....................................      14,331
Due to Adviser.....................................................      14,023
Due to shareholder service agent...................................       1,750
Accrued expenses...................................................      33,301
                                                                    -----------
  Total Liabilities................................................   4,099,845
                                                                    -----------
NET ASSETS, equivalent to $11.73 per share......................... $61,050,115
                                                                    ===========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 5,206,212 shares outstanding................... $    52,062
Capital surplus....................................................  53,658,822
Undistributed net realized gain on securities......................   1,428,635
Net unrealized appreciation of securities..........................   4,674,218
Undistributed net investment income................................   1,236,378
                                                                    -----------
NET ASSETS......................................................... $61,050,115
                                                                    ===========

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO                             FINANCIAL STATEMENTS

                                  (Unaudited)

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                               Six Months Ended
                                                                  June 30, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
Interest............................................................ $1,041,211
Dividends...........................................................    397,890
                                                                     ----------
  Investment income.................................................  1,439,101
                                                                     ----------
EXPENSES
Management fees.....................................................    147,104
Shareholder service agent's fees and expenses.......................      9,467
Accounting services.................................................     32,215
Trustees' fees and expenses.........................................      4,540
Audit fees..........................................................     11,750
Custodian fees......................................................     10,547
Legal fees..........................................................      3,076
Reports to shareholders.............................................      4,801
Miscellaneous.......................................................        939
Expense reimbursement...............................................    (47,915)
                                                                     ----------
  Total expenses....................................................    176,524
                                                                     ----------
  NET INVESTMENT INCOME.............................................  1,262,577
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES
Net realized gain on securities.....................................  1,638,514
Net unrealized appreciation of securities during the period.........  6,561,607
                                                                     ----------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES....................  8,200,121
                                                                     ----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $9,462,698
                                                                     ----------

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                           Six Months Ended         Year Ended
                                              June 30, 1995  December 31, 1994
-------------------------------------------------------------------------------
NET ASSETS, beginning of period...........      $56,635,933        $64,857,688
                                                -----------        -----------
Operations................................
 Net investment income....................        1,262,577          2,280,114
 Net realized gain on securities..........        1,638,514          4,566,704
 Net unrealized appreciation
  (depreciation) of securities during the
  period..................................        6,561,607         (9,205,867)
                                                -----------        -----------
  Increase (decrease) in net assets
   resulting from operations..............        9,462,698         (2,359,049)
                                                -----------        -----------
Distributions to shareholders from
 Net investment income....................          (40,666)        (2,288,536)
 Net realized gain on securities..........          (27,111)        (4,566,704)
 Excess of book-basis net realized gain
  (Note 1F)...............................               --           (106,886)
                                                -----------        -----------
                                                    (67,777)        (6,962,126)
                                                -----------        -----------
Capital transactions
 Proceeds from shares sold................        1,097,046          3,800,820
 Proceeds from shares issued for
  distributions reinvested................           67,776          6,962,125
 Cost of shares redeemed..................       (6,145,561)        (9,663,525)
                                                -----------        -----------
  Increase (decrease) in net assets from
   capital transactions...................       (4,980,739)         1,099,420
                                                -----------        -----------
 INCREASE (DECREASE) IN NET ASSETS........        4,414,182         (8,221,755)
                                                -----------        -----------
NET ASSETS, end of period.................      $61,050,115        $56,635,933
                                                ===========        ===========
CAPITAL SHARE TRANSACTIONS
Shares sold...............................          100,399            327,001
Shares issued for distributions
 reinvested...............................            6,247            700,508
Shares redeemed...........................         (569,332)          (857,318)
                                                -----------        -----------
  Increase (decrease) in capital shares
   outstanding............................         (462,686)           170,191
                                                ===========        ===========

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY PORTFOLIO                             FINANCIAL HIGHLIGHTS

 Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.
                                 (Unaudited)
-----------------------------------------------------------------------------

                             Six Months
                                  Ended       Year Ended December 31
                              June  30, -------------------------------------
                                   1995  1994    1993    1992    1991    1990
-----------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning
 of period.................    $ 9.99   $11.80  $ 11.92  $12.08  $10.43  $10.77
                               ------   ------  -------  ------  ------  ------
Income from investment
 operations
 Investment income.........       .28      .52      .37     .44     .54     .58
 Expenses..................      (.05)    (.09)    (.09)   (.09)   (.09)   (.09)
 Expense
  reimbursement(1).........       .01      .02      .01     .02     .02     .03
                               ------   ------  -------  ------  ------  ------
Net investment income......       .24      .45      .29     .37     .47     .52
Net realized and unrealized
 gains or losses on
 securities................    1.5125     (.89)   .6025    .493    2.27   (.325)
                               ------   ------  -------  ------  ------  ------
Total from investment
 operations................    1.7525     (.44)   .8925    .863    2.74    .195
                               ------   ------  -------  ------  ------  ------
Less distributions from
 Net investment income.....    (.0075)    (.45)  (.2925) (.3689) (.4825)  (.535)
 Net realized gain on
  securities...............     (.005)    (.90)    (.63) (.6541) (.6075)   --
 Excess of book-basis net
  realized gains on
  securities...............      --       (.02)    (.09)   --      --      --
                               ------   ------  -------  ------  ------  ------
Total distributions........    (.0125)   (1.37) (1.0125) (1.023)  (1.09)  (.535)
                               ------   ------  -------  ------  ------  ------
Net asset value, end of
 period....................    $11.73   $ 9.99  $ 11.80  $11.92  $12.08  $10.43
                               ======   ======  =======  ======  ======  ======
TOTAL RETURN(2)............    17.55%   (3.66%)   7.71%   7.28%  27.05%   1.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (millions)................    $ 61.1   $ 56.6  $  64.9  $ 59.6  $ 52.2  $ 40.3
Average net assets
 (millions)................    $ 58.8   $ 61.6  $  63.9  $ 54.8  $ 44.4  $ 40.4
Ratios to average net
 assets (annualized)(1)
 Expenses..................      .60%     .60%     .60%    .60%    .60%    .60%
 Expenses, without expense
  reimbursement............      .76%     .72%     .74%    .77%    .80%    .80%
 Net investment income.....     4.29%    3.70%    2.34%   3.05%   4.12%   4.70%
 Net investment income,
  without expense
  reimbursement............     4.13%    3.58%    2.20%   2.88%   3.92%   4.50%
Portfolio turnover rate....       53%     163%     150%    126%     88%     46%

(1) See Note 2.
(2) Total return for a period less than a year is not annualized.
                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
American Capital Life Investment Trust (the "Fund"), comprised of five invest-ment portfolios: Common Stock Portfolio ("Common Stock"), Domestic Strategic Income Portfolio ("Domestic Strategic"), Government Portfolio ("Government"), Money Market Portfolio ("Money Market") and Multiple Strategy Portfolio ("Mul-tiple Strategy"), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each portfo-lio is accounted for as a separate entity. The following is a summary of sig-nificant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. INVESTMENT VALUATIONS-Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed se-curities for which the last sale price is not available are valued at the most recent bid price.
  U.S. Agency and Government obligations and related forward commitments are valued at the last reported bid price. Listed options are valued at the last reported sale price on the exchange on which such option is traded, or, if no sale is reported, at the mean between the last reported bid and asked prices. Options and forward commitments for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.
  Private placements are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Private placements generally may be resold only in a privately negotiated transaction until they are regis-tered.
  Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term invest-ments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.
  Domestic Strategic's investments include lower rated and unrated debt securi-ties which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's abil-ity to meet principal and interest payments. Debt securities rated below in-vestment grade and comparable unrated securities represented approximately 29% of Domestic Strategic's investment portfolio at the end of the period.

B. FUTURES CONTRACTS AND FORWARD COMMITMENTS-General--Transactions in futures contracts and forward commitments also are utilized in strategies to manage the market risk of the Fund's investments. The purchase of a futures contract or forward commitment increases the impact on net asset value of changes in the market price of investments. Forward commitments have a risk of loss due to nonperformance of counterparties. There is a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Ac-tivity contains additional information.
  Futures Contracts--Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Fund's agent in acquir-ing the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the bro-ker. Upon the closing or cash settlement of a contract, gains or losses are re-alized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.
  Forward Commitments--The Fund trades certain securities under the terms of forward commitments whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transac-tions between the Fund and dealers. Upon executing a forward commitment and during the period of obligation, the Fund maintains collateral of cash or secu-rities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Fund is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase and sale commitments, which secu-rity settlement is not intended by the Fund, changes in the value of the com-mitment are recognized by marking the commitment to market on a daily basis. During the period of obligation, the Fund may either resell or repurchase the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, the Fund may occasionally close such forward commitments prior to delivery. Gains and losses on investments are realized upon the ultimate closing or cash settlement of forward commitments.

                                  (Unaudited)
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS-A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may in-vest independently in repurchase agreements, or transfer uninvested cash bal-ances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is re-quired to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. FEDERAL INCOME TAXES-No provision for federal income taxes is required be-cause the Fund has elected to be qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized capital gains on investments to its shareholders. It is anticipated that no distributions of net realized capital gains will be made until tax ba-sis capital loss carryforwards expire or are offset by net realized capital gains.
  The following table presents the identified cost of investments at the end of the period for federal income tax purposes with the associated net unrealized appreciation and the net realized capital loss carryforward at December 31, 1994 with expiration dates.

                                    Common    Domestic                   Money    Multiple
                                     Stock   Strategic  Government      Market    Strategy
     -------------------------------------------------------------------------------------
      Identified cost......... $61,318,167 $27,720,136 $73,291,354 $24,445,279 $58,023,855
                               =========== =========== =========== =========== ===========
      Gross unrealized
       appreciation........... $ 8,252,829 $ 1,121,593 $ 1,745,674          -- $ 4,995,377
      Gross unrealized
       depreciation...........     524,085     272,967     295,998          --     396,508
                               ----------- ----------- ----------- ----------- -----------
      Net unrealized
       appreciation........... $ 7,728,744 $   848,626 $ 1,449,676          -- $ 4,598,869
                               =========== =========== =========== =========== ===========
      Net realized capital
       loss carryforward......          -- $ 2,125,532 $14,491,367 $        18 $        --
                               =========== =========== =========== =========== ===========
      Expiration dates........          --   1998-2002   1996-2002        2002          --


  The net capital loss carryforwards at December 31, 1994 may be utilized to offset any future capital gains until expiration. Additionally, $130,007, $294,459, $2,041, and $75,888 of financial statement capital losses for Domes-tic Strategic, Government, Money Market and Multiple Strategy, respectively, are deferred for tax purposes to the 1995 fiscal year.

E. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME-Investment transac-tions are accounted for on the trade date. Realized gains and losses on invest-ments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Issuers of Payment-in-Kind securities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments.

F. DIVIDENDS AND DISTRIBUTIONS-Government and Money Market declare dividends from net investment income on each business day. Domestic Strategic, Common Stock and Multiple Strategy declare dividends and distributions annually. Government declares distributions from short-term capital gains, if any, monthly. Dividends and distributions are recorded on the record date.
  The Fund distributes tax basis earnings in accordance with the minimum dis-tribution requirements of the Internal Revenue Code, which may differ from gen-erally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

G. DEBT DISCOUNT AND PREMIUM-The Fund accounts for discounts and premiums on the same basis as used for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

NOTE 2--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Fund. Management fees are paid monthly, based on the average daily net assets of the Fund at an annual rate of
 .50% of the first $500 million, .45% of the next $500 million and .40% of the amount in excess of $1 billion. The resulting fee is prorated to each portfolio based on its average daily net assets. The Adviser has volunteered to reimburse each

                                  (Unaudited)
--------------------------------------------------------------------------------
portfolio for all ordinary business expenses, exclusive of taxes and interest, in excess of .60% of the average daily net assets. For the period, such volun-tary expense reimbursements were as follows:

      Common Stock...................................................... $32,868
      Domestic Strategic................................................  44,980
      Government........................................................  44,221
      Money Market......................................................  43,599
      Multiple Strategy.................................................  47,915

  Under the terms of the advisory agreement, if the total ordinary business ex-penses, exclusive of taxes, distribution fees and interest, exceed .95% of av-erage daily net assets, the Adviser will reimburse the portfolios for the amount of the excess. The contractual expense reimbursement shall be made monthly. For the period, the only portfolios to have such contractual expense reimbursements were Domestic Strategic and Money Market for $6,068 and $3,734, respectively.
  Other transactions with affiliates during the period were as follows:

                                    Common  Domestic             Money Multiple
                                     Stock Strategic Government Market Strategy
     --------------------------------------------------------------------------
      Accounting services.......... $4,637    $4,234   $4,611   $4,218   $4,542
      Shareholder service agent's
      fees.........................  9,000     9,000    9,000    9,000    9,000
      Legal fees...................  2,514     2,981    2,627    2,708    2,880

  Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. These charges include the employee costs attributable to the accounting officers of the Fund. A por-tion of the accounting services expense was paid to the Adviser in reimburse-ment of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.
  ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit.
  Legal fees were for services rendered by O'Melveny & Myers, counsel for the Fund. Lawrence J. Sheehan, of counsel to that firm, is a Trustee of the Fund.
  Certain officers and trustees of the Fund are officers and directors of the Adviser and the shareholder service agent.

NOTE 3--INVESTMENT ACTIVITY
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were:

                                      Common    Domestic                Multiple
                                       Stock   Strategic  Government    Strategy
     ---------------------------------------------------------------------------
      Purchases................. $43,501,968 $22,005,818 $64,226,904 $27,552,308
      Sales.....................  52,520,231  15,962,661  68,619,824  35,710,842

  Money Market held only short-term investments.
  At the end of the period, Government held the following forward purchase com-mitments for which delivery is not intended:

      Principal                                                     Unrealized
      Amount                                                      Appreciation
      (000)     Security                         Market Value   (Depreciation)
     --------------------------------------------------------------------------
                Federal National Mortgage
                Association
      $4,000     8.00%, settling 07/95........      $ 4,073,760       $113,760
                Government National Mortgage
                Association
       4,000     7.00%, settling 07/95........        3,935,000        (27,500)
       2,000     7.00%, settling 09/95........        1,963,360         (4,140)
       2,000     8.00%, settling 09/95........        2,040,940         (9,060)
                                                    -----------       --------
                                                    $12,013,060       $ 73,060
                                                    ===========       ========

                                  (Unaudited)
--------------------------------------------------------------------------------

  At the end of the period, Government held the following U.S. Treasury futures contracts expiring in September 1995.

      Number                                                         Unrealized
      of                                                           Appreciation
      Contracts Description                       Market Value   (Depreciation)
     ---------------------------------------------------------------------------
        6       U.S. Treasury Bonds, long......     $   681,188       $(13,012)
       18       U.S. Treasury Notes, short.....      (1,981,688)          5,772
                                                    -----------       ---------
                                                    $(1,300,500)      $  (7,240)
                                                    ===========       =========

NOTE 4--TRUSTEE COMPENSATION
Trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $3,850 plus a fee of $100 per day for the Board and Commit-tee meetings attended. The Chairman receives additional fees from the Fund at an annual rate of $1,440. The Trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. Funds for the payment of obligations under the Plan will not be reserved or set aside by any form of trust or escrow. Each director covered under the Plan elects to be credited with an earnings component on amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.
  Trustees' fees at the end of the period were:

                                     Common  Domestic             Money Multiple
                                      Stock Strategic Government Market Strategy
     ---------------------------------------------------------------------------
      Trustee fees.................. $4,732    $4,261     $4,689 $4,609   $3,920

NOTE 5--SUBSEQUENT EVENT
Effective July 3, 1995, the Fund added three more portfolios to the Fund. The new portfolios were Emerging Growth Portfolio, Global Equity Portfolio, and Real Estate Portfolio.

NOTE 6--FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Fund to a Delaware Business Trust and the election of fourteen trustees.

 EMERGING GROWTH PORTFOLIO                             PORTFOLIO OF INVESTMENTS

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 92.3%
           CONSUMER DISTRIBUTION 7.0%
  100      Alco Standard Corp....................................     $  8,137
  100      Casey's General Stores, Inc...........................        2,013
 *100      CDW Computer Centers, Inc.............................        5,481
 *100      CompUSA, Inc..........................................        3,463
  100      Corporate Express, Inc................................        2,538
  100      Dollar General Corp...................................        3,375
  100      Emulex Corp...........................................        2,638
 *100      General Nutrition Companies, Inc......................        3,575
 *150      Just For Feet, Inc....................................        4,500
 *100      Micro Warehouse, Inc..................................        4,875
  100      Safeway, Inc..........................................        3,825
 *100      Sunglass Hut International, Inc.......................        4,050
                                                                      --------
              TOTAL CONSUMER DISTRIBUTION...........................    48,470
                                                                      --------
           CONSUMER DURABLES 1.1%
  100      Echlin, Inc...........................................        3,900
 *100      Photronics, Inc.......................................        3,475
                                                                      --------
              TOTAL CONSUMER DURABLES...............................     7,375
                                                                      --------
           CONSUMER NON-DURABLES 2.9%
  100      Canandaigua Wine, Inc.................................        4,375
  100      First Brands Corp.....................................        4,000
 *100      Starbucks Corp........................................        3,736
  100      St. Johns Knits, Inc..................................        4,786
 *100      Tommy Hilfiger Corp...................................        3,163
                                                                      --------
              TOTAL CONSUMER NON-DURABLES...........................    20,060
                                                                      --------
           CONSUMER SERVICES 8.2%
 *100      American Radio Systems Corp...........................        2,325
  100      Applesbees International, Inc.........................        2,825
  100      Boston Chicken, Inc...................................        2,700
  100      Clear Channel Communications, Inc.....................        6,687
  100      Corrections Corp. of America..........................        4,113
 *100      Evergreen Media Corp., Class A........................        3,300
  100      Gartner Group, Inc....................................        3,075
  100      Hospitality Franchise System, Inc.....................        4,400
  100      Infinity Broadcasting Corp............................        3,700
  100      Landry's Seafood Restaurants..........................        1,869
 *100      Lone Star Steakhouse & Saloon, Inc....................        3,913
  100      Mirage Resorts, Inc...................................        3,113
  100      Reynolds & Reynolds Co................................        3,163
  100      Rock Bottom Restaurants, Inc..........................        2,575
 *100      Sinclair Broadcast Group, Class A.....................        3,050
  100      Wallace Computer Service..............................        5,837
                                                                      --------
              TOTAL CONSUMER SERVICES...............................    56,645
                                                                      --------
           ENERGY 3.7%
  100      Benton Oil & Gas Co...................................        1,275
  100      Enron Oil & Gas Co....................................        2,160
  200      Global Marine, Inc....................................        1,150
  100      Kerr McGee Corp.......................................        5,685
 *100      New Field Exploration Co..............................        2,563

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of
 Shares   Description                                               Market Value
--------------------------------------------------------------------------------
      100 Petroleum Geo-Services, ADR............................     $  2,850
      100 Phoenix Resource Co....................................        3,287
      200 Sonat Offshore Drilling, Inc...........................        6,700
                                                                      --------
            TOTAL ENERGY...........................................     25,670
                                                                      --------
          FINANCE 10.5%
      100 American Bankers, Inc..................................        3,325
      100 AAMES Financial Corp...................................        2,100
      100 Bank New York, Inc.....................................        4,013
      100 BayBanks, Inc..........................................        8,180
      100 Bear Stearns Companies, Inc............................        2,213
      100 Comdisco, Inc..........................................        3,213
      100 Cullen Frost Bankers, Inc..............................        4,325
      100 First American Corp....................................        3,900
      100 Green Tree Financial Corp..............................        5,413
      100 Merchantile Bancorporation, Inc........................        4,513
      100 Midlantic Corp.........................................        4,760
      100 Money Store, Inc.......................................        5,150
     *100 Olympic Financial......................................        1,875
     *100 Oxford Resources Corp., Class A........................        2,075
      100 Star Banc Corp.........................................        5,050
      100 TCF Financial Corp.....................................        5,075
     *100 United Companies Financial Corp. ......................        5,450
      100 Webb (Del) Corp........................................        2,025
                                                                      --------
            TOTAL FINANCE..........................................     72,655
                                                                      --------
          HEALTH CARE 9.8%
     *100 AMSCO International, Inc...............................        1,863
     *100 Boston Scientific Corp. ...............................        3,650
     *100 Community Health Systems, Inc..........................        3,925
     *100 Gulf South Medical Supply, Inc. .......................        3,175
      100 HBO & Co...............................................        5,525
     *100 Health Management Associates, Inc, Class A.............        3,213
     *100 Health Management System, Inc. ........................        3,100
     *100 Lincare Holdings, Inc..................................        3,475
      100 Medtronic, Inc.........................................        8,200
     *100 Nellcor, Inc. .........................................        5,250
      100 Omnicare, Inc..........................................        3,100
     *100 Phycor, Inc............................................        4,100
      100 Physician Sales & Services, Inc. ......................        4,325
     *100 Sybron Corp............................................        4,137
     *100 Target Therapeutics, Inc...............................        5,000
     *100 Thermedics, Inc........................................        2,000
     *100 Watson Pharmaceuticals, Inc............................        3,600
                                                                      --------
            TOTAL HEALTH CARE......................................     67,638
                                                                      --------
          PRODUCER MANUFACTURING 6.9%
      200 Camco International, Inc...............................        4,575
      100 Case Corp..............................................        3,525
     *100 Cognex Corp............................................        5,025
      100 Crane Co...............................................        3,700
      100 Danaher Corp...........................................        3,200
     *100 Glenayre Technologies..................................        6,250
      100 Harnischfeger Industries, Inc..........................        3,750
      100 Kennametal, Inc........................................        3,688

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
      100  Measurex Corp.........................................     $  3,025
      100  Precision Castparts, Co...............................        3,563
     *100  Sanifill, Inc.........................................        3,288
      100  United Waste Systems, Inc.............................        3,775
                                                                      --------
             TOTAL PRODUCER MANUFACTURING..........................     47,364
                                                                      --------
           RAW MATERIALS/PROCESSING INDUSTRIES 5.8%
      100  Albany International Corp.............................        2,538
      100  Bowater, Inc..........................................        4,800
      100  Cabot Corp............................................        5,638
      100  Eastman Chemical Co...................................        6,400
      200  Millipore Corp........................................        6,900
      100  Mineral Technologies, Inc.............................        3,588
      100  Potash Corp Sask, Inc.................................        5,988
      100  Rayonier, Inc.........................................        3,888
                                                                      --------
             TOTAL RAW MATERIALS/PROCESSING INDUSTRIES.............     39,740
                                                                      --------
           TECHNOLOGY 33.0%
     *100  ADC Telecommunications, Inc...........................        3,875
      100  Altera Corp...........................................        5,594
     *100  Analog Devices, Inc...................................        3,625
     *100  Andrew Corp...........................................        5,938
     *100  Ascend Communications, Inc............................        7,250
     *100  Atmel Corp............................................        6,813
      100  BMC Industries, Inc...................................        3,675
     *100  Cadence Design Systems, Inc...........................        3,775
     *100  Cerner Corp...........................................        6,163
     *100  Credence Systems Corp.................................        3,500
     *100  Cycare Systems, Inc...................................        3,350
     *100  Cypress Semiconductor Corp............................        5,275
     *100  DSC Communications Corp...............................        5,375
     *100  FSI International, Inc................................        2,875
     *200  Informix Corp.........................................        5,925
     *100  Input/Output, Inc.....................................        4,175
     *100  Integrated Device Technology, Inc.....................        6,263
     *100  Kemet Corp............................................        6,475
     *100  KLA Instruments Corp..................................        8,675
     *100  Kronos, Inc...........................................        4,550
      100  Linear Technology Corp................................        7,750
     *100  LSI Logic Corp........................................        4,675
     *100  Macromedia, Inc.......................................        4,775
      100  Micron Technology, Inc................................        6,250
      100  National Data Corp....................................        2,550
     *100  Oak Technology, Inc...................................        4,625
     *100  Optical Data Systems, Inc.............................        3,125
     *100  Picturetel Corp.......................................        5,900
     *100  PRI Automation........................................        4,100
     *100  Sierra On-Line, Inc...................................        3,650
     *100  Sierra Semiconductor Corp.............................        4,450
     *100  Silicon Graphics, Inc.................................        4,200
     *100  Sundstrand Corp.......................................        6,688
     *200  Sunguard Data Systems, Inc............................        5,800
     *100  Tellabs, Inc..........................................        4,450
     *100  Tencor Instruments....................................        4,400
     *100  Teradyne, Inc.........................................        8,188

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                             Market Value
-------------------------------------------------------------------------------
     *100  3 COM, Corp..........................................     $  7,406
     *100  U.S. Robotics Corp...................................       14,550
     *100  Ultratech Stepper, Inc...............................        3,725
     *100  Vicor Corp...........................................        4,750
      100  Vishav Intertechnology, Inc..........................        4,100
      100  Watkins-Johnson Co...................................        5,100
                                                                     --------
             TOTAL TECHNOLOGY.....................................    228,353
                                                                     --------
           TRANSPORTATION 1.8%
      100  Comair Holdings, Inc.................................        3,325
     *100  Continental Airlines, Inc. Class B...................        2,725
     *100  Northwest Airlines, Inc. Class B.....................        3,837
      100  Southwest Airlines Co................................        2,875
                                                                     --------
             TOTAL TRANSPORTATION.................................     12,762
                                                                     --------
           UTILITIES 1.6%
      100  Cincinnati Bell, Inc.................................        2,662
     *200  LCI International, Inc...............................        6,450
     *100  Palmer Wireless, Inc.................................        2,075
                                                                     --------
             TOTAL UTILITIES......................................     11,187
                                                                     --------
             TOTAL COMMON STOCK (Cost $590,834)...................    637,919
                                                                     --------
 Principal
 Amount
 ---------
           REPURCHASE AGREEMENT 25.3%
 $175,000  Lehman Government Securities, Inc., dated 7/31/95,
           5.87%, due 8/1/95 (collateralized by U.S. Government
           obligations in a pooled cash account) repurchase
           proceeds $175,029 (Cost $175,000)....................      175,000
                                                                     --------
 TOTAL INVESTMENTS (Cost $765,834) 117.6%........................     812,919
 OTHER ASSETS AND LIABILITIES, NET (17.6%).......................    (121,548)
                                                                     --------
 NET ASSETS 100%.................................................    $691,371
                                                                     ========

*Non-income producing security.
                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                  STATEMENT OF ASSETS AND LIABILITIES

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $765,834)........................  $812,919
Cash................................................................       836
Receivable for Fund shares sold.....................................     9,642
Dividends receivable................................................       196
Other assets........................................................       610
                                                                      --------
  Total Assets......................................................   824,203
                                                                      --------
LIABILITIES
Payable for investments purchased...................................   131,110
Accrued expenses....................................................     1,722
                                                                      --------
  Total Liabilities.................................................   132,832
                                                                      --------
NET ASSETS, equivalent to $10.86 per share..........................  $691,371
                                                                      ========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 63,687 shares outstanding.......................  $    637
Capital surplus.....................................................   643,824
Net unrealized appreciation of securities...........................    47,085
Accumulated net investment loss.....................................      (175)
                                                                      --------
NET ASSETS..........................................................  $691,371
                                                                      ========

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                                 FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                           July 3, 1995* through
                                                                  July 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest................................................               $   822
Dividends...............................................                   115
                                                                       -------
  Investment income.....................................                   937
                                                                       -------
EXPENSES
Management fees.........................................                   312
Custodian fees..........................................                 1,500
Registration and filing fees............................                   222
Expense reimbursement...................................                  (922)
                                                                       -------
  Total expenses........................................                 1,112
                                                                       -------
  NET INVESTMENT LOSS...................................                  (175)
                                                                       =======
NET UNREALIZED GAIN ON SECURITIES
Net unrealized appreciation of securities during the
period..................................................                47,085
                                                                       -------
  NET UNREALIZED GAIN ON SECURITIES.....................                47,085
                                                                       -------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......               $46,910
                                                                       =======

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                           July 3, 1995* through
                                                                  July 31, 1995
--------------------------------------------------------------------------------
NET ASSETS, beginning of period.........................              $    100
                                                                      --------
Operations
 Net investment loss....................................                  (175)
 Net unrealized appreciation of securities during the
 period.................................................                47,085
                                                                      --------
  Increase in net assets resulting from operation.......                46,910
                                                                      --------
Capital transactions
 Proceeds from shares sold..............................               644,361
                                                                      --------
 INCREASE IN NET ASSETS.................................               691,271
                                                                      --------
NET ASSETS, end of period...............................              $691,371
                                                                      ========
CAPITAL SHARE TRANSACTIONS
Shares sold.............................................                63,687
                                                                      ========


*Commencement of operations

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                                 FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                 (Unaudited)
--------------------------------------------------------------------------------
                                                                 July 3, 1995(1)
                                                                         through
                                                                July 31, 1995(2)
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......................             $10.00
                                                                        ------
Income from investment operations
 Investment income.........................................                .02
 Expenses..................................................               (.04)
 Expense reimbursement(3)..................................                .02
                                                                        ------
Net investment income......................................                .00
Net realized and unrealized gains on securities............                .86
                                                                        ------
Total from investment operations...........................                .86
                                                                        ------
Net asset value, end of period.............................             $10.86
                                                                        ======
TOTAL RETURN(4)............................................              8.60%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).......................               $0.7
Average net assets (millions)..............................               $0.5
Ratios to average net assets (annualized)(3)
 Expenses..................................................              2.50%
 Expenses, without expense reimbursement...................              4.57%
 Net investment loss.......................................             (0.39%)
 Net investment loss, without expense reimbursement........             (2.46%)
Portfolio turnover rate....................................                 0%

(1) Commencement of operations.
(2) Base on average shares outstanding.
(3) See Note 2.
(4) Total return for a period of less than one year is not annualized.

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                               PORTFOLIO OF INVESTMENTS

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 87.2%
           FINLAND 2.5%
    750    Kymmene Corp..........................................     $ 24,985
    390    Nokia.................................................       25,985
                                                                      --------
             TOTAL FINLAND.........................................     50,970
                                                                      --------
           FRANCE 6.1%
     50    Carrefour.............................................       28,634
    280    Christian Dior........................................       25,449
   *500    SGS Thomson Micro.....................................       24,000
    200    Societe Generale......................................       23,959
    200    Union Assur Federal...................................       22,373
                                                                      --------
             TOTAL FRANCE..........................................    124,415
                                                                      --------
           GERMANY 5.7%
    110    Basf..................................................       25,415
     35    Ckag Colonia Konzern..................................       22,091
    500    Deutsche Bank.........................................       24,659
     70    Mannesmann............................................       23,318
    500    Veba..................................................       20,746
                                                                      --------
             TOTAL GERMANY.........................................    116,229
                                                                      --------
           HONG KONG 4.0%
 20,000    First Pacific Co......................................       21,323
  6,000    Hutchison Whampoa.....................................       30,241
  4,000    Swire Pacific.........................................       31,274
                                                                      --------
             TOTAL HONG KONG.......................................     82,838
                                                                      --------
           JAPAN 10.4%
  2,000    Fujitsu...............................................       21,189
  2,000    Hitachi...............................................       21,210
  1,000    Honda Motor Co........................................       16,315
  1,000    Mitsubishi Estate.....................................       12,123
  1,000    Mitsubishi Trucking & Biking..........................       18,015
  1,000    Nishimatsu Construction...............................       12,916
  1,000    Nomura Securities.....................................       19,261
  1,000    Tokio Marine & Fire Insurance Co......................       11,897
  1,000    Tokyo Electron........................................       37,503
  3,000    Toshiba Corp..........................................       20,904
  1,000    Yamanouchi Pharmacy...................................       22,207
                                                                      --------
             TOTAL JAPAN...........................................    213,540
                                                                      --------
           MALAYSIA 1.3%
  5,000    Resorts World.........................................       27,268
                                                                      --------
           NETHERLANDS 2.5%
    440    International Nederlanden Group.......................       25,434
     50    Philips Electronic....................................        2,456
    200    Ver Ned Uitgevers.....................................       23,959
                                                                      --------
             TOTAL NETHERLANDS.....................................     51,849
                                                                      --------
           NORWAY 1.1%
 *5,500    Uni Storebrand........................................       23,395
                                                                      --------

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                   PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
           SWEDEN 4.8%
    800    Astra.................................................     $ 26,551
  1,200    Ericsson (LM) Telephone...............................       22,673
  1,600    Stadshypotek..........................................       25,815
  1,600    Stora Kopparbergs.....................................       24,569
                                                                      --------
             TOTAL SWEDEN..........................................     99,608
                                                                      --------
           SWITZERLAND 3.6%
     38    Alusuisse Lonza.......................................       25,333
     33    Ciba Geigy............................................       24,438
     70    Schw Bankverein.......................................       24,946
                                                                      --------
             TOTAL SWITZERLAND.....................................     74,717
                                                                      --------
           UNITED KINGDOM 13.0%
  1,500    BOC Group.............................................       20,384
  3,000    British Telecom.......................................       19,113
  1,200    Carlton Communications................................       19,846
  5,000    Farnell Electronic....................................       51,199
  2,000    General Accident......................................       19,424
  2,800    Marks & Spencer.......................................       19,719
  2,000    National Westminster..................................       18,977
  2,000    Reuters Holdings......................................       16,786
  2,000    Severn Trent..........................................       19,089
  2,200    Smithkline Beecham....................................       20,136
  4,500    Storehouse............................................       22,014
  4,000    Tesco.................................................       20,016
                                                                      --------
             TOTAL UNITED KINGDOM..................................    266,703
                                                                      --------
           UNITED STATES 32.2%
    100    Abbott Laboratories, Inc..............................        4,000
    100    Adaptec, Inc..........................................        4,275
   *200    ALC Communications Corp...............................       10,575
    150    American International Group, Inc.....................       11,250
   *100    American Radio System Corp., Class A..................        2,325
   *100    Amgen, Inc............................................        8,513
    100    Applied Materials, Inc................................       10,350
    100    BankAmerica Corp......................................        5,400
    100    Bank New York, Inc....................................        4,013
    100    Baybanks, Inc.........................................        8,181
    200    Bear Stearns Companies, Inc...........................        4,425
   *100    BMC Software, Inc.....................................        7,750
    200    Bowater, Inc..........................................        9,600
    200    Browning-Ferris Industries, Inc.......................        7,725
   *100    Cellular Communications, Inc..........................        5,200
    100    Champion International Corp...........................        5,638
   *100    Cisco Systems, Inc....................................        5,575
   *100    Citicasters, Inc......................................        3,325
    200    Citicorp..............................................       12,475
   *200    Community Health System, Inc..........................        7,850
   *300    Compaq Computer Corp..................................       15,225
    100    Continental Homes Holding Corp........................        1,825
   *300    Cox Communications, Inc., Class A.....................        6,075
    100    CPC International, Inc................................        6,175
    200    Cypress Semiconductor Corp............................       10,550

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                   PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
     100   Disney (Walt) Co.......................................    $  5,863
     100   Dollar General Corp....................................       3,375
    *200   Eckerd (Jack) Corp.....................................       6,625
    *100   Emmis Broadcasting Corp., Class A......................       2,825
    *100   Evergreen Media........................................       3,300
     100   Exxon Corp.............................................       7,250
     100   Family Dollar Stores, Inc..............................       1,825
     100   Federal Home Loan Mortgage Corp........................       6,550
     100   Federated Dept Stores, Inc.............................       2,838
     100   First Chicago Corp.....................................       6,075
     100   Franklin Residental, Inc...............................       4,988
    *200   FTP Software, Inc......................................       5,800
     100   Gasonics International Corp............................       3,400
     100   General Nutrition Companies, Inc.......................       3,575
     100   Grace (W.R.) & Co......................................       6,188
     100   Green Tree Financial Corp..............................       5,412
     100   Greenfield Industries, Inc.............................       2,925
     200   Illinois Central Corp..................................       7,900
     100   Illinois Tool Works, Inc...............................       5,900
    *100   Integrated Device Technology...........................       6,262
     100   Intel Corp.............................................       6,500
     100   International Business Machines Corp...................      10,888
     200   International Rectifier Corp...........................       8,000
     200   James River Corp.......................................       6,675
   5,000   Jardine Matheson.......................................      37,500
     100   Johnson & Johnson......................................       7,175
    *300   Lincare Holdings, Inc..................................      10,425
    *200   LSI Logic Corp.........................................       9,350
     100   McDonald's Corp........................................       3,862
     100   Medtronic, Inc.........................................       8,200
    *200   Megatest Corp..........................................       4,000
     300   Merck & Co., Inc.......................................      15,487
     100   Micron Technology, Inc.................................       6,250
    *100   Microsoft Corp.........................................       9,050
     200   News Corp..............................................       4,725
    *100   Nine West Group, Inc...................................       4,050
     100   Nokia Corp.............................................       6,575
     200   Office Max, Inc. ......................................       4,500
     100   Omnicom Group, Inc.....................................       6,037
     100   Panhandle Eastern Corp.................................       2,438
     100   Parker Hannifin Corp...................................       4,075
     200   PepsiCo, Inc...........................................       9,375
     200   Philip Morris Companies, Inc...........................      14,325
     300   Philips Electronics....................................      14,775
     200   Praxair, Inc...........................................       5,600
     100   Procter & Gamble Co....................................       6,888
     200   Reliastar Financial Corp...............................       7,625
    *200   Safeway, Inc...........................................       7,650
     100   Schlumberger, Ltd......................................       6,700
     100   Sears Roebuck & Co.....................................       3,263
     300   Service Corp. International............................      10,237
     100   Sigma-Aldrich Corp.....................................       5,025
     300   Smithkline Beecham, PLC................................      13,500

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                   PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                             Market Value
-------------------------------------------------------------------------------
      100  Station Casinos, Inc.................................    $    1,863
     *200  Symantec Corp........................................         5,450
      100  Talbots, Inc.........................................         4,125
     *100  Tellabs, Inc.........................................         4,450
      100  Teradyne Technologies, Inc...........................         8,187
      100  Texas Instruments, Inc...............................        15,625
     *100  3COM Corp............................................         7,406
      100  Toll Brothers, Inc...................................         1,637
     *200  Trump Hotels & Casino Resorts........................         2,975
      200  United Waste Systems, Inc............................         7,550
      100  Varity Corp..........................................         4,687
     *100  Viacom, Inc..........................................         5,075
     *400  VLSI Technology, Inc.................................        11,850
      300  Wal-Mart Stores, Inc.................................         7,987
      200  Watson Pharmaceuticals, Inc..........................         7,200
     *300  Worldcom, Inc........................................         8,962
                                                                   -----------
             TOTAL UNITED STATES..................................     662,925
                                                                   -----------
             TOTAL COMMON STOCK (Cost $1,758,982).................   1,794,457
                                                                   -----------
 Principal
 Amount
--------
           CORPORATE OBLIGATIONS 1.5%
 $ 16,000  United Micro Electric, 1.25%, 6/8/04 (Cost, $29,520).        30,360
                                                                   -----------
           REPURCHASE AGREEMENT 11.9%
  245,000  Shearson Lehman, dated 7/31/95, 5.87%, due 8/1/95
           (collateralized by U.S. Government obligations in a
           pooled cash account) repurchase proceeds $245,040
           (Cost $245,000)......................................       245,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $2,033,502) 100.6%......................    2,069,817
 OTHER ASSETS AND LIABILITIES, NET (0.6%)........................      (12,060)
                                                                   -----------
 NET ASSETS 100%.................................................   $2,057,757
                                                                   ===========

* Non-income producing security.

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                    STATEMENT OF ASSETS AND LIABILITIES

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $2,033,502)....................  $2,069,817
Cash..............................................................       3,883
Foreign currency, at market value (Cost $24,046)..................      24,080
Receivable for investments sold...................................      26,999
Dividends and interest receivable.................................         504
Other assets......................................................          31
                                                                    ----------
  Total Assets....................................................   2,125,314
                                                                    ----------
LIABILITIES
Payable for investments purchased.................................      58,689
Due to Adviser....................................................       1,610
Accrued expenses..................................................       7,258
                                                                    ----------
  Total Liabilities...............................................      67,557
                                                                    ----------
NET ASSETS, equivalent to $10.21 per share........................  $2,057,757
                                                                    ==========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 201,597 shares outstanding....................  $    2,016
Capital surplus...................................................   2,014,272
Undistributed net realized gain on securities.....................       7,596
Net unrealized appreciation (depreciation) of securities
 Investments......................................................      36,315
 Foreign currency.................................................          34
 Other foreign denominated assets and liabilities.................        (157)
Accumulated net investment loss...................................      (2,319)
                                                                    ----------
NET ASSETS........................................................  $2,057,757
                                                                    ==========

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                                   FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                           July 3, 1995* through
                                                                  July 31, 1995

INVESTMENT INCOME
Dividends (Net of $33 of foreign taxes withheld at
source)................................................               $   561
Interest...............................................                 4,438
                                                                      -------
  Investment income....................................                 4,999
                                                                      -------
EXPENSES
Management fees........................................                 1,610
Custodian fees.........................................                 5,013
Miscellaneous..........................................                   695
                                                                      -------
  Total expenses.......................................                 7,318
                                                                      -------
  NET INVESTMENT LOSS..................................                (2,319)
                                                                      =======
REALIZED AND UNREALIZED GAIN ON SECURITIES
Net realized gain on securities........................                 7,596
Net unrealized appreciation (depreciation) of
securities during the period
 Investments...........................................                36,315
 Foreign currency......................................                    34
 Other foreign denominated assets and liabilities......                  (157)
                                                                      -------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES.......                43,788
                                                                      -------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....               $41,469
                                                                      =======
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                           July 3, 1995* through
                                                                 July 31, 1995
NET ASSETS, beginning of period.........................           $      100
                                                                   ----------
Operations
 Net investment loss....................................               (2,319)
 Net realized gain on securities........................                7,596
 Net unrealized appreciation of securities during the
 period.................................................               36,192
                                                                   ----------
  Increase in net assets resulting from operation.......               41,469
                                                                   ----------
Capital transactions
 Proceeds from shares sold..............................            2,016,188
                                                                   ----------
 INCREASE IN NET ASSETS.................................            2,057,657
                                                                   ----------
NET ASSETS, end of period...............................           $2,057,757
                                                                   ==========
CAPITAL SHARE TRANSACTIONS
Shares sold.............................................              201,597
                                                                   ==========

*Commencement of operations

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                                   FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated (Unaudited).
--------------------------------------------------------------------------------
                                                                 July 3, 1995(1)
                                                                         through
                                                                July 31, 1995(2)
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period........................             $10.00
                                                                         ------
Income from investment operations
 Investment income..........................................                .03
 Expenses...................................................               (.04)
                                                                         ------
Net investment loss.........................................               (.01)
Net realized and unrealized gains on securities.............                .22
                                                                         ------
Total from investment operations............................                .21
                                                                         ------
Net asset value, end of period..............................             $10.21
                                                                         ======
TOTAL RETURN(3)...........................................                 2.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)........................               $2.1
Average net assets (millions)...............................               $1.9
Ratios to average net assets (annualized)
 Expenses...................................................              4.55%
 Net investment loss........................................             (1.44%)
Portfolio turnover rate.....................................                11%

(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) Total return for a period less than one year is not annualized.

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                                 PORTFOLIO OF INVESTMENTS

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 97.3%
           APARTMENTS 23.3%
    1,600  Avalon Properties, Inc..............................   $       32,000
    1,600  Bay Apartment Communities, Inc......................           31,800
    1,300  Equity Residential Properties Trust.................           38,350
    1,500  Merry Land & Investment, Inc........................           32,250
    1,200  Mid America Apartment Communities, Inc..............           30,000
    1,600  Paragon Group, Inc..................................           30,200
    1,200  Post Properties, Inc................................           36,450
    1,800  Security Capital Pacific Trust......................           32,625
    2,400  United Dominion Realty Trust, Inc...................           34,200
                                                                  --------------
             TOTAL APARTMENTS....................................        297,875
                                                                  --------------
           DIVERSIFIED 7.9%
    1,400  Colonial Properties Trust...........................           33,950
    2,500  CWM Mortgage Holdings, Inc..........................           31,875
    1,300  Felcor Suite Hotels, Inc............................           34,938
                                                                  --------------
             TOTAL DIVERSIFIED...................................        100,763
                                                                  --------------
           HEALTH CARE FACILITIES 8.5%
    1,100  Health Care Property Investors, Inc.................           35,613
    2,400  LTC Properties, Inc.................................           33,600
    1,000  Nationwide Health Properties, Inc...................           39,625
                                                                  --------------
             TOTAL HEALTH CARE FACILITIES........................        108,838
                                                                  --------------
           MANUFACTURED HOME PARKS 4.6%
    1,400  Chateau Properties, Inc.............................           29,925
    1,400  ROC Communities, Inc................................           29,400
                                                                  --------------
             TOTAL MANUFACTURED HOME PARKS.......................         59,325
                                                                  --------------
           OFFICE/INDUSTRIAL 16.0%
    1,400  Beacon Properties Corp..............................           29,575
    1,800  Cali Realty Corp....................................           34,875
    1,500  Carr Realty Corp....................................           27,750
      500  Highwoods Properties, Inc...........................           12,625
    1,500  Liberty Property Trust..............................           30,000
    1,400  Reckson Associates Realty Co........................           35,875
    1,500  Spieker Properties, Inc.............................           33,938
                                                                  --------------
             TOTAL OFFICE/INDUSTRIAL.............................        204,638
                                                                  --------------
           SELF-STORAGE 5.9%
    2,400  Storage Equities, Inc...............................           41,100
    1,200  Storage USA, Inc....................................           34,500
                                                                  --------------
             TOTAL SELF-STORAGE..................................         75,600
                                                                  --------------
           SHOPPING CENTERS 18.2%
    2,400  Bradley Real Estate, Inc............................           38,700
    1,300  Developers Diversified Realty, Inc..................           39,488
    1,500  Federal Realty Investment Trust.....................           32,625
    1,600  Glimcher Realty Trust...............................           34,200
    1,100  Kimco Realty Corp...................................           43,863
    1,200  Vornado Realty Trust................................           44,250
                                                                  --------------
             TOTAL SHOPPING CENTERS..............................        233,126
                                                                  --------------

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                            Market Value
-------------------------------------------------------------------------------
           SHOPPING MALLS 12.9%
    1,600  CBL & Associates, Properties, Inc.................   $       33,000
    2,500  Debartolo Realty Corp.............................           35,935
    1,500  Macerich Co.......................................           30,750
    1,500  Rouse Co..........................................           31,500
    1,400  Simon Property Group, Inc.........................           34,300
                                                                --------------
           TOTAL SHOPPING MALLS..............................          165,485
                                                                --------------
           TOTAL COMMON STOCK (Cost $1,228,652)..............        1,245,650
                                                                --------------
 Principal
 Amount
 ---------
           REPURCHASE AGREEMENT 34.7%
 $445,000  SBC Capital Markets, Inc., dated 7/31/95, 5.875%, due 8/1/95 (Collateralized by
           U.S. Government obligations in a pooled cash
           account) repurchase proceeds $445,073
           (Cost $445,000)...................................          445,000
                                                                --------------
 TOTAL INVESTMENTS (Cost $1,673,652) 132.0%...................       1,690,650
 OTHER ASSETS AND LIABILITIES, NET (32.0%)....................        (409,749)
                                                                --------------
 NET ASSETS 100%..............................................  $    1,280,901
                                                                ==============

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                      STATEMENT OF ASSETS AND LIABILITIES

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $1,673,652)....................  $1,690,650
Cash..............................................................       2,909
Receivable for investments sold...................................      19,429
Dividends and interest receivable.................................       2,274
Other assets......................................................         402
                                                                    ----------
  Total Assets....................................................   1,715,664
                                                                    ----------
LIABILITIES
Payable for investments purchased.................................     407,505
Payable for Fund shares redeemed..................................      25,314
Accrued expenses..................................................       1,944
                                                                    ----------
  Total Liabilities...............................................     434,763
                                                                    ----------
NET ASSETS, equivalent to $10.20 per share........................  $1,280,901
                                                                    ==========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 125,628 shares outstanding....................  $    1,256
Capital surplus...................................................   1,262,821
Accumulated net realized loss on securities.......................      (1,902)
Net unrealized appreciation of securities.........................      16,998
Undistributed net investment income...............................       1,728
                                                                    ----------
NET ASSETS........................................................  $1,280,901
                                                                    ==========

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                                     FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
                                                           July 3, 1995* through
                                                                  July 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................................               $ 1,995
Interest................................................                 1,277
                                                                       -------
  Investment income.....................................                 3,272
                                                                       -------
EXPENSES
Management fees.........................................                   618
Custodian fees..........................................                 1,500
Registration and filing fees............................                   444
Expense reimbursement...................................                (1,018)
                                                                       -------
  Total expenses........................................                 1,544
                                                                       -------
  NET INVESTMENT INCOME.................................                 1,728
                                                                       =======
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized loss on securities.........................                (1,902)
Net unrealized appreciation of securities during the
period..................................................                16,998
                                                                       -------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES........                15,096
                                                                       -------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......               $16,824
                                                                       =======

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                           July 3, 1995* through
                                                                  July 31, 1995
--------------------------------------------------------------------------------
NET ASSETS, beginning of period.........................            $      100
                                                                    ----------
Operations
 Net investment income..................................                 1,728
 Net realized loss on securities........................                (1,902)
 Net unrealized appreciation of securities during the
 period.................................................                16,998
                                                                    ----------
  Increase in net assets resulting from operation.......                16,824
                                                                    ----------
Capital transactions
 Proceeds from shares sold..............................             1,364,871
 Cost of shares redeemed................................              (100,894)
                                                                    ----------
  Increase in net assets from capital transactions......             1,263,977
                                                                    ----------
 INCREASE IN NET ASSETS.................................             1,280,801
                                                                    ----------
NET ASSETS, end of period...............................            $1,280,901
                                                                    ==========
CAPITAL SHARE TRANSACTIONS
Shares sold.............................................               135,598
Shares redeemed.........................................                (9,970)
                                                                    ----------
  Increase in capital shares outstanding................               125,628
                                                                    ==========

*Commencement of operations.

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                                     FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated (Unaudited).
--------------------------------------------------------------------------------

                                                                 July 3, 1995(1)
                                                                         through
                                                                 July 31,1995(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period........................             $10.00
                                                                         ------
Income from investment operations
 Investment income..........................................                .04
 Expenses...................................................               (.03)
 Expense reimbursement (3)..................................                .01
                                                                         ------
Net investment income.......................................                .02
Net realized and unrealized gains or losses on securities...                .18
                                                                         ------
Total from investment operations............................                .20
                                                                         ------
Net asset value, end of period..............................             $10.20
                                                                         ======
TOTAL RETURN(4).............................................               2.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)........................               $1.3
Average net assets (millions)...............................               $0.7
Ratios to average net assets (annualized) (3)
 Expenses...................................................              2.50%
 Expenses, without expense reimbursement....................              4.15%
 Net investment income......................................              2.80%
 Net investment income, without expense reimbursement.......              1.15%
Portfolio turnover rate.....................................                 7%

(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) See Note 2.
(4) Total return for a period less than one year is not annualized.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
American Capital Life Investment Trust (the "Fund"), comprised of eight invest-ment portfolios: Common Stock Portfolio ("Common Stock"), Domestic Strategic Income Portfolio ("Domestic Strategic"), Emerging Growth Portfolio ("Emerging Growth"), Global Equity Portfolio ("Global Equity"), Government Portfolio ("Government"), Money Market Portfolio ("Money Market"), Multiple Strategy Portfolio ("Multiple Strategy"), and Real Estate Securities Portfolio ("Real Estate"), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Emerging Growth, Global Equity, and Real Estate began offering shares on July 3, 1995. Each portfolio is accounted for as a separate entity. The following is a summary of significant accounting policies consistently followed by the Fund in the prepa-ration of its financial statements.

A. INVESTMENT VALUATIONS-Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed se-curities for which the last sale price is not available are valued at the most recent bid price.
  U.S. Agency and Government obligations and related forward commitments are valued at the last reported bid price. Listed options are valued at the last reported sale price on the exchange on which such option is traded, or, if no sale is reported, at the mean between the last reported bid and asked prices. Options and forward commitments for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.
  Private placements are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Private placements generally may be resold only in a privately negotiated transaction until they are regis-tered.
  Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term invest-ments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.
  Domestic Strategic's investments include lower rated and unrated debt securi-ties which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's abil-ity to meet principal and interest payments. Debt securities rated below in-vestment grade and comparable unrated securities represented approximately 29% of Domestic Strategic's investment portfolio at the end of the period.

B. FOREIGN CURRENCY TRANSLATION--The market values of foreign securities, for-ward currency exchange contracts and other assets and liabilities stated in foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. The cost of securities is determined using his-torical exchange rates. Income and expenses are translated at prevailing ex-change rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency in-cludes the net realized amount from the sale of currency and the amount real-ized between trade date and settlement date on security transactions.

C. FUTURES CONTRACTS AND FORWARD COMMITMENTS-General--Transactions in futures contracts and forward commitments also are utilized in strategies to manage the market risk of the Fund's investments. The purchase of a futures contract or forward commitment increases the impact on net asset value of changes in the market price of investments. Forward commitments have a risk of loss due to nonperformance of counterparties. There is a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Ac-tivity contains additional information.
  Futures Contracts--Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Fund's agent in acquir-ing the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the bro-ker. Upon the closing or cash settlement of a contract, gains or losses are re-alized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.
  Forward Commitments--The Fund trades certain securities under the terms of forward commitments whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transac-tions between the Fund and dealers. Upon executing a forward commitment and during the period of obligation, the Fund maintains collateral of cash or secu-rities in a

                                  (Unaudited)
--------------------------------------------------------------------------------
segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Fund is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase and sale commitments, which security settlement is not intended by the Fund, changes in the value of the commitment are recognized by marking the commitment to market on a daily basis. During the period of obligation, the Fund may either resell or repurchase the forward com-mitment and enter into a new forward commitment, the effect of which is to ex-tend the settlement date. In addition, the Fund may occasionally close such forward commitments prior to delivery. Gains and losses on investments are re-alized upon the ultimate closing or cash settlement of forward commitments.

D. REPURCHASE AGREEMENTS-A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may in-vest independently in repurchase agreements, or transfer uninvested cash bal-ances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is re-quired to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

E. FEDERAL INCOME TAXES-No provision for federal income taxes is required be-cause the Fund has elected to be qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized capital gains on investments to its shareholders. It is anticipated that no distributions of net realized capital gains will be made until tax ba-sis capital loss carryforwards expire or are offset by net realized capital gains.
  The following table presents the identified cost of investments at the end of the period for federal income tax purposes with the associated net unrealized appreciation and the net realized capital loss carryforward at December 31, 1994 with expiration dates.

                                                June 30, 1995                                July 31, 1995
                         ----------------------------------------------------------- ------------------------------
                              Common    Domestic                   Money    Multiple Emerging     Global       Real
                               Stock   Strategic  Government      Market    Strategy   Growth     Equity     Estate
-------------------------------------------------------------------------------------------------------------------
Identified cost......... $61,318,167 $27,720,136 $73,291,354 $24,445,279 $58,023,855 $765,834 $2,057,548 $1,673,652
                         =========== =========== =========== =========== =========== ======== ========== ==========
Gross unrealized
appreciation............ $ 8,252,829 $ 1,121,593 $ 1,745,674          -- $ 4,995,377   52,384     59,924     19,972
Gross unrealized
depreciation............     524,085     272,967     295,998          --     396,508    5,299     23,574      2,974
                         ----------- ----------- ----------- ----------- ----------- -------- ---------- ----------
Net unrealized
appreciation............ $ 7,728,744 $   848,626 $ 1,449,676          -- $ 4,598,869 $ 47,085 $   36,350 $   16,998
                         =========== =========== =========== =========== =========== ======== ========== ==========
Net realized capital
 loss carryforward......          -- $ 2,125,532 $14,491,367 $        18 $        -- $     -- $       -- $       --
                         =========== =========== =========== =========== =========== ======== ========== ==========
Expiration dates........          --   1998-2002   1996-2002        2002          --       --         --         --

  The net capital loss carryforwards at December 31, 1994 may be utilized to offset any future capital gains until expiration. Additionally, $130,007, $294,459, $2,041, and $75,888 of financial statement capital losses for Domes-tic Strategic, Government, Money Market and Multiple Strategy, respectively, are deferred for tax purposes to the 1995 fiscal year.

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME-Investment transac-tions are accounted for on the trade date. Realized gains and losses on invest-ments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Issuers of Payment-in-Kind securities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments.
  Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and realized gains generated from foreign investments. Such withholding taxes are reflected on the Statement of Operations as a reduction of the related income or gain.

G. DIVIDENDS AND DISTRIBUTIONS-Government and Money Market declare dividends from net investment income on each business day. Domestic Strategic, Common Stock and Multiple Strategy declare dividends and distributions annually. Government declares distributions from short-term capital gains, if any, monthly. Dividends and distributions are recorded on the record date.
  The Fund distributes tax basis earnings in accordance with the minimum dis-tribution requirements of the Internal Revenue Code, which may differ from gen-erally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

                                  (Unaudited)
--------------------------------------------------------------------------------

H. DEBT DISCOUNT AND PREMIUM-The Fund accounts for discounts and premiums on the same basis as used for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

NOTE 2--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Fund. Management fees are paid monthly, based on the average daily net assets of the portfolios at an annual rate.
  Common Stock, Domestic Strategic, Government, Money Market, and Multiple Strategy rates are .50% of the first $500 million, .45% of the next $500 mil-lion and .40% of the amount in excess of $1 billion. The resulting fee is pro-rated to each portfolio based on its average daily net assets. The Adviser has volunteered to reimburse these portfolios for all ordinary business expenses, exclusive of taxes and interest, in excess of .60% of the average daily net as-sets. For the period, such voluntary expense reimbursements are shown in the following table. Under the terms of the advisory agreement, if the total ordi-nary business expenses, exclusive of taxes, distribution fees and interest, ex-ceed .95% of average daily net assets, the Adviser will reimburse these portfolios for the amount of the excess. The contractual expense reimbursement shall be made monthly. For the period, the portfolios to have such contractual expense reimbursements due to the .95% limit were Domestic Strategic and Money Market as shown in the following table.
  Emerging Growth's management fees is .70% of its average daily net assets. Global Equity's management fees is 1.00% of its average daily net assets. The
Adviser has entered into a subadvisory agreement with John Govett & Co., Lim-ited ("Govett"), who provides advisory services to Global Equity and the Ad-viser with respect to the portfolio's investments in international markets and currencies. The Adviser pays 50% of its management fee to Govett.
  Real Estate's management fee is 1.00% of its average daily net assets. The Adviser has entered into a subadvisory agreement with Hines Interests Realty Advisors Limited Partnership ("Hines"), who provides advisory services to Real Estate and the Adviser with respect to the portfolio's investments in real es-tate. The Adviser pays 50% of its management fee to Hines.
  The Adviser has agreed that it will reimburse Emerging Growth and Real Estate for any expenses (including the advisory fee, but excluding interest, brokerage commissions, and other extraordinary expenses) in excess of the most restric-tive limitation imposed by state securities commissions. The most restrictive expense limitation is presently believed to be 2.50% of the Fund's average daily net assets up to $30 million, 2.00% of the next $70 million of such net assets and 1.50% of the Fund's net assets in excess of $100 million. For the period, the Adviser's reimbursement to Emerging Growth and Real Estate due to such expense limitation are shown in the following table. The Adviser, Govett, and Hines may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse Emerging Growth, Global Equity and Real Estate for ordinary business expenses in excess of an agreed upon amount.
  Contractual and voluntary expense reimbursements and other transactions with affiliates during the period were as follows:

                                               June 30, 1995                     July 31, 1995
                               --------------------------------------------- ----------------------
                                Common  Domestic             Money  Multiple Emerging Global   Real
                                 Stock Strategic Government  Market Strategy   Growth Equity Estate
     ----------------------------------------------------------------------------------------------
      Contractual expense
      reimbursement........... $    --   $ 6,068    $    -- $ 3,734  $    --     $922 $   -- $1,018
      Voluntary expense
      reimbursement...........  32,868    44,980     44,221  43,599   47,915       --     --     --
      Accounting services.....   4,637     4,234      4,611   4,218    4,542       --     --     --
      Shareholder service
      agent's fees............   9,000     9,000      9,000   9,000    9,000       --     --     --
      Legal fees..............   2,514     2,981      2,627   2,708    2,880       --     --     --

  Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. These charges include the employee costs attributable to the accounting officers of the Fund. A por-tion of the accounting services expense was paid to the Adviser in reimburse-ment of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.

                                  (Unaudited)
--------------------------------------------------------------------------------
  ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit.
  Legal fees were for services rendered by O'Melveny & Myers, counsel for the Fund. Lawrence J. Sheehan, of counsel to that firm, is a Trustee of the Fund.
  Certain officers and trustees of the Fund are officers and directors of the Adviser and the shareholder service agent.

NOTE 3--INVESTMENT ACTIVITY
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were:

                                                June 30, 1995                          July 31, 1995
                               ----------------------------------------------- ------------------------------
                                    Common    Domestic                Multiple Emerging     Global       Real
                                     Stock   Strategic  Government    Strategy   Growth     Equity     Estate
     --------------------------------------------------------------------------------------------------------
      Purchases............... $43,501,968 $22,005,818 $64,226,904 $27,552,308 $590,834 $1,886,769 $1,275,704
      Sales...................  52,520,231  15,962,661  68,619,824  35,710,842       --    104,591     45,150

  Money Market held only short-term investments.
  At the end of the period, Government held the following forward purchase com-mitments for which delivery is not intended:

      Principal                                                     Unrealized
      Amount                                                      Appreciation
      (000)     Security                         Market Value   (Depreciation)
     --------------------------------------------------------------------------
                Federal National Mortgage Association
      $4,000     8.00%, settling 07/95........      $ 4,073,760       $113,760
                Government National Mortgage Association
       4,000     7.00%, settling 07/95........        3,935,000        (27,500)
       2,000     7.00%, settling 09/95........        1,963,360         (4,140)
       2,000     8.00%, settling 09/95........        2,040,940         (9,060)
                                                    -----------       --------
                                                    $12,013,060       $ 73,060
                                                    -----------       --------

  At the end of the period, Government held the following U.S. Treasury futures contracts expiring in September 1995.

      Number                                                         Unrealized
      of                                                           Appreciation
      Contracts Description                       Market Value   (Depreciation)
     ---------------------------------------------------------------------------
        6       U.S. Treasury Bonds, long......     $   681,188       $ (13,012)
       18       U.S. Treasury Notes, short.....      (1,981,688)          5,772
                                                    -----------       ---------
                                                    $(1,300,500)      $  (7,240)
                                                    -----------       ---------

NOTE 4--TRUSTEE COMPENSATION
Trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $3,850 plus a fee of $100 per day for the Board and Commit-tee meetings attended. The Chairman receives additional fees from the Fund at an annual rate of $1,440. The Trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. Funds for the payment of obligations under the Plan will not be reserved or set aside by any form of trust or escrow. Each director covered under the Plan elects to be credited with an earnings component on amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.
  Trustees' fees at the end of the period were:

                                              June 30, 1995                    July 31, 1995
                               ------------------------------------------- ----------------------
                               Common  Domestic             Money Multiple Emerging Global   Real
                                Stock Strategic Government Market Strategy   Growth Equity Estate
     --------------------------------------------------------------------------------------------
      Trustee fees............ $4,732    $4,261     $4,689 $4,609   $3,920     $ --   $ --   $ --

NOTE 5--FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Fund to a Delaware Business Trust and the election of fourteen trustees.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


               (FORMERLY, AMERICAN CAPITAL LIFE INVESTMENT TRUST)

                            2800 Post Oak Boulevard
                              Houston, Texas 77056
                                 (800) 421-5666


                                                              September 18, 1995



     Van Kampen American Capital Life Investment Trust (the "Trust") is an open-end diversified management investment company which offers shares in eight separate Funds, one of which is described in this Prospectus. Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts invest in shares of the Funds in accordance with allocation instructions received from Contractowners. Such allocation rights are further described in the accompanying Prospectus for the Contracts. The investment objectives of one of the Funds is as follows:



     Real Estate Securities Fund (the "Fund") seeks as its primary objective long-term growth of capital by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. There can be no assurance that the Fund will achieve its investment objectives.


     THE SHARES OF THIS FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

     This Prospectus tells Contractowners briefly the information they should know before allocating premiums or cash value to the Fund. Investors should read and retain this Prospectus for future reference.

     A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and contains further information about the Fund. A copy of the Statement of Additional Information may be obtained without charge by calling or writing the Fund at the telephone number and address printed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST



CUSTODIAN:         State Street Bank and Trust
                   Company
                   225 Franklin Street
                   Boston, Massachusetts 02110

SHAREHOLDER        ACCESS Investor Services, Inc.
SERVICE AGENT:     P.O. Box 418256
                   Kansas City, Missouri
                   64141-9256

DISTRIBUTOR:       Van Kampen American Capital
                   Distributors, Inc.
                   One Parkview Plaza
                   Oakbrook Terrace, Illinois
                   60181

INVESTMENT         Van Kampen American Capital
ADVISER:           Asset Management, Inc.
                   2800 Post Oak Boulevard
                   Houston, Texas 77056

INVESTMENT         Hines Interests Realty
SUBADVISER:        Advisors Limited Partnership
[FOR "REAL ESTATE  2800 Post Oak Boulevard
PORTFOLIO"]        Houston, Texas 77056


                               TABLE OF CONTENTS

                                        Page
Prospectus Summary......................   3
Financial Highlights....................   5
Investment Objectives and Policies......   6
Risk Factors............................   8
Investment Practices....................   9
The Trust and Its Management............  12
Purchase of Shares......................  13

                                        Page
Determination of Net Asset Value........  14
Redemption of Shares....................  14
Dividends, Distributions and Taxes......  14
Fund Performance........................  16
Description of Shares of the Trust......  16
Additional Information..................  17
Appendix................................  18


-------------------------------------------------------------------------------

     No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust to make such an offer in such jurisdiction.

-------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

Shares Offered..........Shares of beneficial interest.

Type of Company.........Diversified, open-end management investment company.


Investment Objectives...The Fund's primary investment objective is to seek long-term growth of capital. Current income is a secondary consideration. There is, however, no assurance that the Fund will be successful in achieving its objectives.



Investment Policy and
  Risks.................The Fund will seek to achieve its investment objectives by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"), a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by Van Kampen American Capital Asset Management, Inc. (the "Adviser") to be of comparable quality. Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments. There can be no assurance that the Fund will achieve its investment objectives.



                        Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry. In addition, the Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities (and, to a lesser degree, equity securities) held by the Fund; the market value of such securities tends to have an inverse relationship to the movement of interest rates. For additional information regarding the risk connected with investment in Real Estate Securities, see "Risk Factors."



                        The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. See "Investment Objectives and Policies -- Foreign Securities."

                        The Fund may purchase or sell debt securities on a forward commitment basis. See "Investment Practices and Restrictions -- Forward Commitments." The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary risks and the likelihood of more volatile price fluctuation. See "Investment Practices and
                        Restrictions -- Using Options, Futures Contracts and Options on Futures Contracts."



Investment Advisers.....The Adviser has served as investment adviser to the Fund since its inception. Hines Interests Realty Advisors Limited Partnership (hereinafter referred to either as the "Subadviser" or "Hines Realty Advisors") provides advisory services to the Adviser of the Portfolio with respect to the real estate industry. See "The Trust and Its Management."



Dividends and
  Distributions.........Dividends and any capital gains are distributed at least annually. All dividends and distributions are automatically reinvested by the Account in shares of the Fund at net asset value per share. See "Dividends, Distributions and Taxes."


Redemption..............At the next determined net asset value.

Distributor.............Van Kampen American Capital Distributors, Inc. (the
                        "Distributor").

                              FINANCIAL HIGHLIGHTS

     The information presented below for the period ended July 31, 1995 is unaudited. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                          REAL ESTATE SECURITIES FUND

                                                                                                                      (UNAUDITED)
                                                                                                                        JULY 3,
                                                                                                                        1995(1)
                                                                                                                        THROUGH
                                                                                                                       JULY 31,
                                          PER SHARE OPERATING PERFORMANCE                                               1995(2)
                                                                                                                      -----------
Net asset value, beginning of period................................................................................    $ 10.00
                                                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
Investment income...................................................................................................        .04
Expenses............................................................................................................       (.03)
Expense reimbursement...............................................................................................        .01
                                                                                                                        -------
Net investment income...............................................................................................        .02
Net realized and unrealized gains on securities.....................................................................        .18
                                                                                                                        -------
Total from investment operations....................................................................................        .20
                                                                                                                        -------
Net asset value, end of period......................................................................................    $ 10.20
                                                                                                                        =======
TOTAL RETURN(3).....................................................................................................       2.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)................................................................................    $  1.3
Ratios to average net assets (annualized)
  Expenses..........................................................................................................       2.50%
  Expenses, without expense reimbursement...........................................................................       4.15%
  Net investment income.............................................................................................       2.80%
  Net investment income, without expense reimbursement..............................................................       1.15%
Portfolio turnover rate.............................................................................................          7%

---------------------
(1) Commencement of operations.
(2) Based on average shares outstanding.

(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

INVESTMENT OBJECTIVES AND POLICIES


     General. The Fund's primary investment objective is to provide shareholders with long-term growth of capital. Current income is a secondary consideration. The Fund will seek to achieve its investment objectives by investing principally in a diversified portfolio of Real Estate Securities which include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties, mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber products and hotel and entertainment companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's or BBB by S&P, a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by the Adviser to be of comparable quality. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody's or BBB by S&P are considered to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The rating of the ratings agencies represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Fund may invest more than 25% of its total assets in the real estate industry.



     Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments.



     The Fund may invest up to 25% of its assets in securities issued by foreign issuers. See "Investment Objectives and Policies -- Foreign Securities." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices and Restrictions -- Using Options, Futures Contracts and Options on Futures Contracts" and the Statement of Additional Information.



     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term investments as described below. The Fund will assume a temporary defensive posture only when economic and other factors affect the real estate industry market to such an extent that the Adviser believes there to be extraordinary risks in being primarily in Real Estate Securities.



     There can be no assurance that the Fund will achieve its investment objectives.



     The investment objectives and policies, the percentage limitations, and the kinds of securities in which the Fund may invest are generally not fundamental policies and may be changed by the Trustees, unless expressly governed by certain limitations as described under "Investment Practices and Restrictions -- Investment Restrictions" which can be changed only by action of the shareholders. If there is a change in the objectives of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

     Short-Term Investments. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. Such temporary investments may be made either for liquidity purposes, to meet shareholder redemption requirements or as a temporary defensive measure.



     Foreign Securities. The Fund may invest up to 25% of its assets in securities issued by foreign issuers of developed countries of similar quality as the securities described above as determined by the Adviser. Some of such securities may also be Real Estate Securities. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since the Fund may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.



     The Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.



     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See "Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, the Fund will incur costs in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.



     Foreign Currency Transactions. The value of the Fund's portfolio securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund does not purchase and sell foreign currencies as an investment.



     The Fund also may enter into contracts with banks or other foreign currency brokers and dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.



     The Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.


RISK FACTORS


     Although the Fund does not invest directly in real estate, an investment in the Fund will generally be subject to the risks associated with real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties of tenants and changes in interest rates. The value of securities of companies which service the real estate industry will also be affected by such risks. If the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.


     In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (the "Code") and to maintain exemption from the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. Like investment companies such as the Fund, real estate investment trusts are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of any expenses paid by the real estate investment trusts in which it invests in addition to the expenses paid by the Fund.



     Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry.



     Additional information about the Fund's investment practices and the risks associated with such practices are contained in "Investment Objectives and Policies" and "Investment Practices and Restrictions" herein and in the Statement of Additional Information.


INVESTMENT PRACTICES AND RESTRICTIONS


     Repurchase Agreements. The Fund may enter into repurchase agreements with domestic or foreign banks or broker-dealers in order to earn a return on temporarily available cash. A repurchase agreement is a short-term investment in which the purchaser, (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. The Fund will not invest more than 15% of its net assets in repurchase agreements that do not mature within seven days and in any other illiquid securities. In the event of the bankruptcy of the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities, and the Fund could incur a loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto,
(b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights. See the Statement of Additional Information.



     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces greater efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Fund than would be available to the Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in the SEC order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.



     Portfolio Transactions and Brokerage Practices. The Adviser is responsible for the placement of orders for the purchase and sale of portfolio securities for the Fund and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The debt securities in the Fund's portfolio generally are traded in the over-the-counter market through dealers. A dealer is a securities firm or bank which makes a market for securities by opening a position at one price and closing the position at a slightly more favorable price. The difference between the prices is known as a spread. Foreign currency and forward currency exchange contracts are traded in a similar fashion in a dealer market maintained primarily by large commercial banks. The Fund will pay brokerage commissions in connection with transactions in exchange-traded options, futures contracts and related options. Spreads or commissions for transactions executed in foreign markets often are higher than in the United States. The Adviser is authorized to place portfolio transactions with brokerage firms participating in the distribution of shares of the Fund and other Van Kampen American Capital mutual funds if it reasonably believes that the quality of the execution and the commission are comparable to that available from other qualified brokerage firms. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. The Information received may be used by the Adviser in managing the assets of other advisory accounts as well as in the management of the assets of the Fund.



     Portfolio Turnover. The Fund may purchase and sell securities without regard to the length of time the security is to be, or has been held. The annual portfolio turnover rate may exceed 100%, which is higher than that of many other investment companies. A 100% turnover rate would occur, for example, if all the securities held by the Fund were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund, and may result in realization of short-term capital gains if securities are held for one year or less which may be subject to applicable income taxes. See "Dividends, Distributions and Taxes."



     Restricted Securities. The Fund may invest up to 15% of its net assets in restricted securities and other illiquid assets (see herein for information regarding state restrictions). As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 ("1933 Act") and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the 1933 Act and which have been determined to be liquid by the Trustees or by the Adviser pursuant to guidelines approved by the Trustees. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since it is not possible to predict with assurance how the markets for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Fund's investment in these securities focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in the Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Fund's Trustees believes accurately reflects fair value.



     Using Options, Futures Contracts and Options on Futures Contracts. The Fund expects to utilize opinions, futures contracts and options on futures contracts in several different ways, depending upon the status of the Fund's portfolio and the Adviser's expectations concerning the securities markets. See the Statement of Additional information for a discussion of options, futures contracts and options on futures contracts.



     Potential Risks of Options, Futures Contracts and Options on Futures Contracts. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Adviser is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. The Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by the Fund is considered an illiquid security. Any OTC Option written by the Fund is with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options are considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. The Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts or call options thereon by the Fund, an amount of cash, cash equivalents or liquid high-grade debt securities equal to the market value of the obligation under the futures contract or option (less any related margin deposits) will be maintained in a segregated account with the Custodian. The Fund may not invest more than 15% of its net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and options on futures contracts is contained in the Statement of Additional Information.



     Forward Commitments. The Fund may purchase or sell debt securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transaction. This price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.



     The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction. Should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.



     The Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.



     Investment Restrictions. The Fund has adopted a number of investment restrictions that may not be changed without the approval of the holders of a majority of the Fund's shares. See the Statement of Additional Information. The percentage limitations need only be met at the time the investment is made or other relevant action taken. These restrictions provide, among other things, that the Fund may not:


          1. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.


          2. With respect to 75% of its total assets, invest more than five percent of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.


          3. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.


          4. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by such company.



     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.



THE TRUST AND ITS MANAGEMENT



     The Trust, an open-end, diversified management investment company, was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995 under the laws of the state of Delaware as a business entity commonly known as a "Delaware business trust." A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a more diversified portfolio of securities by combining their resources in an effort to achieve such goals.



     The Trust's fourteen Trustees have the responsibility for overseeing the affairs of the Fund. The Adviser and the Subadviser are responsible for the provision of advisory services in relation to the Fund's assets. The Adviser also provides administrative services and manages the Fund's business and affairs. The Adviser, together with its predecessors, has been in the investment advisory business since 1926 and has served as investment adviser to the Fund since its inception.



     THE ADVISER. The Adviser is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and nearly $50 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading financial advisers nationwide.



     Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Trust and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph
L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of Van Kampen American Capital own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own five percent or more of the common stock of VK/AC Holding, Inc.



     THE SUBADVISER. Hines Realty Advisors provides real estate advisory services to the Adviser of the Fund. Hines Realty Advisors is a limited partnership among Hines Holdings, Inc. (as general partner), and Hines 1980 A, Ltd. and Gerald D. Hines (as limited partners). Mr. William S. Wardrop, Jr. is President and Mr. Glenn L. Lowenstein is Vice President of the Subadviser. Hines Realty Advisors has had limited previous experience as an investment adviser to mutual funds (since mid

May 1994). Affiliates of the Subadviser have extensive domestic and international experience in owning and managing real estate. Hines Realty Advisors, an affiliate of the Hines real estate organization ("Hines"), provides a comprehensive evaluation of the real estate market. Founded in 1957, Hines has proven experience in a full range of real estate services: strategic asset management, property management development, marketing and leasing, acquisition/disposition and financing. Headquartered in Houston, Texas, Hines has regional offices in New York, San Francisco, Atlanta and Chicago as well as 29 additional submarkets. The firm also has offices in Mexico City, Berlin and Moscow. Hines Interests owns and/or manages more than 61 million square feet of prime office, retail and industrial space representing more than 451 projects. Major projects include: Pennzoil Place in Houston, the Gallerias in Houston and Dallas, 53rd At Third in New York, 101 California in San Francisco, One Ninety One Peachtree in Atlanta, Three First National Plaza in Chicago and Huntington Center in Columbus.

     Associates in field offices nationwide generate regional economic analysis based on demographic factors such as job growth and population movement. Hines also provides a regional property-type analysis determining whether the property -- outlet mall, strip shopping center or apartment complex, among others -- makes sense in the area.


     ADVISORY AGREEMENT. The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement (the "Advisory Agreement"), the Trust pays the Adviser a monthly fee computed on average daily net assets of the Fund at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trustees believe it is justified by the special nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. Under the Advisory Agreement, the Trust also reimburses the Adviser for the cost of the Fund's accounting services, which include maintaining its financial books and records and calculating its daily net asset value. Operating expenses paid by the Fund include shareholder service agency fees, custodial fees, legal and accounting fees, the costs of reports and proxies to shareholders, trustees' fees, and all other business expenses not specifically assumed by the Adviser. The Adviser has entered into an investment subadvisory agreement (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions. The Subadviser is primarily responsible for the following areas: (i) providing regional economic analysis of the areas in which properties owned by real estate investment trusts are located; (ii) analyzing attractiveness of the property-type within the geographic region; (iii) evaluating and assessing real estate valuation and the condition of property; (iv) evaluating property managers and sponsors of real estate investment trusts; and (v) continuously reviewing and monitoring the real estate investments in the Fund's portfolio. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser. The Adviser and the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse the Fund for ordinary business expenses in excess of an agreed upon amount.



     PORTFOLIO MANAGEMENT. Mary Jayne Maly is primarily responsible for the day-to-day management of the Fund's investment portfolio. She has served in that capacity since the inception of the Fund. Ms. Maly is Vice President of the Trust and has been a portfolio manager with the Adviser since 1994. Prior to that time, Ms. Maly was an associate portfolio manager with the Adviser and was formerly a senior equity analyst at Texas Commerce Management Company.


PURCHASE OF SHARES


     The Trust is offering its shares only to Separate Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Trust does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Trust's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust continuously offers shares in the Fund to the Accounts at prices equal to the respective per share net asset value of the Fund. Van Kampen American Capital Distributors, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."


DETERMINATION OF NET ASSET VALUE


     Net asset value per share is computed for the Fund as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying Prospectus for the policies for information regarding holidays observed by the insurance company.



     Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including accrued interest) attributable to such class less all liabilities (including accrued expenses) attributable to such class, by the total number of shares of the class outstanding. Such computation is made by using prices as of the close of trading on the Exchange and (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, (ii) valuing over-the-counter securities for which the last sale price is available from the National Association of Securities Dealers Automated Quotations ("NASDAQ") at that price, (iii) unlisted securities and listed securities for which the last sale price is not available are valued at the last reported bid price, (iv) options and futures contracts are valued at the last sale price or if no sales are reported, at the mean between the bid and asked prices, and (v) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Trustees of the Trust. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost using the value of the investment on the 61st day.


REDEMPTION OF SHARES


     Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt of a request in proper form. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.


DIVIDENDS, DISTRIBUTIONS AND TAXES


     All dividends and capital gains distributions of the Fund are automatically reinvested by the Account in additional shares of the Fund.



     Dividends and Distributions. Dividends from stocks and interest earned from other investments are the main source of income for the Fund. Substantially all of this income, less expenses, is distributed on an annual basis. When the Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years. The Fund distributes any net realized capital gains to the Account no less frequently than annually.

     The Fund intends to qualify as a "regulated investment company" under the Code. By maintaining its qualification as a "regulated investment company," the Fund will not incur any liability for federal income taxes to the extent its taxable ordinary income and any capital gain net income is distributed in accordance with Subchapter M of the Code. By qualifying as a regulated investment company, the Fund is not subject to Federal income taxes to the extent it distributes its taxable net investment income and taxable net realized capital gains. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net realized capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). The Fund is subject to the diversification requirements of
Section 817(h) of the Code.



     Dividends and distributions paid by the Fund have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution paid shortly after the purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased) even though subject to income taxes as discussed above.



     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of the Fund's total assets at the close of its fiscal year consists of securities of foreign issuers, the Fund will be eligible, and may file elections with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such taxes in their United States income tax returns as gross income, treat such respective pro rata portions as taxes paid by them, and deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. The Fund will report annually to its shareholders the amount per share of such withholding.



     Under Code Section 988, foreign currency gains or losses from certain forward contracts not traded in the interbank market are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.



     Tax Treatment to Insurance Company as Shareholder. Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends on the insurance company's tax status. To the extent that income of the Fund represents dividends on equity securities rather than interest income, its distributions are eligible for the 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. However, a dividend received from a real estate investment trust does not qualify for the dividend received deduction. The Trust will send to the Account a written notice required by the Code designating the amount and character of any distributions made during such year.



     Under the Code, any distribution designated as being made from the Fund's net realized long-term capital gains are taxable to the insurance company as long-term capital gains. Such distributions of long-term capital gains will be designated as a capital gains distribution in a written notice to the Account which accompanies the distribution payment. Long-term capital gains distributions are not eligible for the dividends received deduction. Dividends and capital gain distributions to the insurance company may also be subject to state and local taxes.

     As described in the accompanying Prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by it.


     Tax Treatment of Options and Futures Transactions. Gains or losses on transactions in listed options on securities, futures and options on futures generally are treated as 60% long-term and 40% short-term, ("60/40"), and positions held by the Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by the Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised, in which case the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent the Fund has unrealized gains in offsetting positions and generally terminate the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.



FUND PERFORMANCE



     From time to time the Fund may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five and ten-year periods or for the life of the Fund. Other total return quotations, aggregate or average, over other time periods may also be included.



     The total return of the Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.


     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.


     To increase the Fund's yield the Adviser may, from time to time, absorb a certain amount of the future ordinary business expenses. The Adviser may stop absorbing these expenses at any time without prior notice.



     The Trust's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust of the telephone number and address printed on the cover page of this Prospectus.



DESCRIPTION OF SHARES OF THE TRUST



     The Trust was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995, under the laws of the state of Delaware as a business entity commonly known as "Delaware business trust." It is authorized to issue an unlimited number of shares of beneficial interest of $0.01 par value. Shares issued by the Trust are fully paid, non-assessable and have no preemptive or conversion rights.



     The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. More detailed information concerning the Trust if set forth in the Statement of Additional Information.

     The Trust's Declaration of Trust provides that no Trustee, officer or shareholder of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Trust but the assets of the Trust only shall be liable.



ADDITIONAL INFORMATION



     This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.



     An investment in the Trust may not be appropriate for all investors.



     The Trust is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Trust.



     An investment in the Trust is intended to be a long-term investment, and should not be used as a trading vehicle.

APPENDIX

DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE

     AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

     BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NONRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

STANDARD & POOR'S CORPORATION

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB -- B -- CCC -- CC -- C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PREFERRED STOCK RATINGS:


     Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

                                      VAN KAMPEN AMERICAN CAPITAL
                                      LIFE INVESTMENT TRUST
                                      REAL ESTATE SECURITIES FUND
                                      ------------------
                                      2800 Post Oak Blvd.
                                      Houston, TX 77056
                                      ------------------

                                      Investment Adviser

                                      VAN KAMPEN AMERICAN CAPITAL
                                      ASSET MANAGEMENT, INC.
                                      2800 Post Oak Blvd.
                                      Houston, TX 77056

                                      Investment Subadviser

                                      HINES INTERESTS REALTY
                                      ADVISORS LIMITED PARTNERSHIP
                                      2800 Post Oak Blvd.
                                      Houston, TX 77056

                                      Distributor

                                      VAN KAMPEN AMERICAN CAPITAL
                                      DISTRIBUTORS, INC.
                                      One Parkview Plaza
                                      Oakbrook Terrace, IL 60181

                                      Transfer Agent

                                      ACCESS INVESTOR SERVICES, INC.
                                      P.O. Box 418256
EXISTING SHAREHOLDERS--               Kansas City, MO 64141-9256
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL          Custodian
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666                STATE STREET BANK AND
                                      TRUST COMPANY
PROSPECTIVE INVESTORS--CALL           225 Franklin Street, P.O. Box 1713
YOUR BROKER OR (800) 421-5666         Boston, MA 02105-1713
                                      Attn: Van Kampen American Capital Funds
DEALERS--FOR DEALER
INFORMATION, SELLING                  Legal Counsel
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE               O'MELVENY & MYERS
DISTRIBUTOR'S TOLL-FREE               400 South Hope Street
NUMBER--(800) 421-5666                Los Angeles, CA 90071

FOR SHAREHOLDER AND                   Independent Accountants
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS                    PRICE WATERHOUSE LLP
DEVICE FOR THE DEAF (TDD)             1201 Louisiana, Suite 2900
DIAL (800) 772-8889                   Houston, TX 77002

                                      [/R]

                            LIFE INVESTMENT TRUST



                         REAL ESTATE SECURITIES FUND


--------------------------------------------------------------------------------


      P       R       O      S      P      E      C      T      U      S



                              SEPTEMBER 18, 1995


         ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ------
                         VAN KAMPEN AMERICAN CAPITAL
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 18, 1995



               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


                              2800 POST OAK BLVD.
                              HOUSTON, TEXAS 77056
                                 (800) 421-5666


     Van Kampen American Capital Life Investment Trust (the "Trust") is a diversified, open-end management investment company with eight separate Funds, one of which is discussed herein: Real Estate Securities Fund (the "Fund").


                             ---------------------


     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated September 18, 1995. A Prospectus may be obtained without charge by calling or writing Van Kampen American Capital Distributors, Inc. (the "Distributor") at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 at (800) 225-2222.


                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        ----
GENERAL INFORMATION...................................................................    2
INVESTMENT OBJECTIVES AND POLICIES....................................................    2
INVESTMENT RESTRICTIONS...............................................................   10
TRUSTEES AND EXECUTIVE OFFICERS.......................................................   13
INVESTMENT ADVISORY AGREEMENTS........................................................   17
DISTRIBUTOR...........................................................................   18
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................   19
DETERMINATION OF NET ASSET VALUE......................................................   20
PURCHASE AND REDEMPTION OF SHARES.....................................................   20
DISTRIBUTIONS AND TAXES...............................................................   20
FUND PERFORMANCE......................................................................   22
OTHER INFORMATION.....................................................................   22

GENERAL INFORMATION


     The Trust was originally organized under the laws of the Commonwealth of Massachusetts on June 3, 1985 and reorganized under the laws of Delaware September 16, 1995.



     Van Kampen American Capital Asset Management, Inc. (the "Adviser"), Van Kampen American Capital Distributors, Inc. (the "Distributor") and Van Kampen American Capital Shareholder Services, Inc. ("ACCESS") are wholly owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are William A. Barbe, Joseph
L. Rice, III, B. Charles Ames, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrex, Jr., and Hubbard C. Howe, and Andrall E. Pearson each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than six percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional ten percent of the common stock of VK/AC Holding, Inc. Advantage Capital Corporation, a retail broker-dealer affiliate of the Distributor, is a wholly owned subsidiary of VK/AC Holding, Inc.



REAL ESTATE SECURITIES FUND



Van Kampen American Capital Asset Management, Inc......................   50,010.00     15.81%
  2800 Post Oak Blvd.
  Houston, Texas 77056
National Variable Account--II..........................................  252,755.60     79.91%
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, Ohio 43218-2029


INVESTMENT OBJECTIVES AND POLICIES


     As its primary objective, the Fund seeks long-term growth of capital by investing principally in securities of companies operating in the real estate industry. Current income is a secondary consideration. The following disclosures supplement disclosures set forth in the Prospectus. Readers must refer also to the Prospectus for a complete presentation.


DEPOSITARY RECEIPTS


     The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.


OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     The Fund may engage in transactions in options, futures contracts and options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and options on futures contracts. See Prospectus for further information.

SELLING CALL AND PUT OPTIONS

     Purpose. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return or total return than would be realized on the underlying securities alone.


     Selling Options. The purchaser of a call option pays a premium to the seller (i.e., the writer) for the right to buy the underlying security from the writer at a specified price during a certain period. The Fund sells call options either on a covered basis or for cross hedging purposes. A call option is covered if, at all times during the option period, the Fund would own or have the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. An option is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash, cash equivalents or high quality, liquid debt securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.



     The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. The Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or high quality, liquid debt securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.



     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a seller of a call or put option, the Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.



     The Fund could sell options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. The Fund could close out its position as seller of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a seller, but would provide an asset of equal value to its obligation under the option written. If the Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.


     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.


     Risks of Selling Options. By selling a call option, the Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by selling a put option the Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.


PURCHASING CALL AND PUT OPTIONS


     The Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. In addition, the Fund may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.



     Conversely, put options could be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of the Fund's assets generally. In addition, the Fund may purchase put options for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.



     In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.


OPTIONS ON STOCK INDEXES

     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.


     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges. The Fund may sell or purchase options which are listed on an exchange as well as options which are traded over-the-counter.



     Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.


RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES

     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the Exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.


     Treasury Bills. Because the deliverable Treasury bill changes from week to week, sellers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian so that it will be treated as being covered.


     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Fund as a seller of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Fund closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.


FOREIGN CURRENCY OPTIONS


     The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices and Restrictions -- Using Options, Futures Contracts and Options on Futures Contracts" in the Prospectus.


     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS


     The Fund may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempt from registration as a "commodity pool."


     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.


     The Fund may also invest in foreign stock index futures traded outside the United States. Such foreign stock index futures include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.



     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid high grade debt securities equal to a percentage (which will normally range between two and ten percent) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.



     For example, when the Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.



     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.



     Futures Strategies. When the Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. Ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of securities.


     In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.


     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, currency or index the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.


     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities, currency or index upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities, currency or index underlying the futures contract. Conversely, the Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities, currency or index underlying the futures contract. It is also possible that the value of futures contracts held by the Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.


     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities, currency or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.


     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, the Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.



     Successful use of futures is also subject to the Adviser's ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.


     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by the Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.



     Additional Risks to Options and Futures Transactions. Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be sold by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.



     Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract. Option on futures contracts to be sold or purchased by the Fund will be traded on United States or foreign exchange or over-the-counter.


OPTIONS ON FUTURES CONTRACTS


     The Fund could also purchase and sell options on futures contracts. Options on futures contracts to be sold or purchased by the Fund will be traded on United States or foreign exchanges or over-the-counter. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, the Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund could purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract; at the same time, it could sell put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.



     Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Adviser will not purchase options on futures on any exchange unless, in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index or in the price of the underlying security, when the use of an option on a future would result in a loss to the Fund when the use of a future would not.


ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES


     Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.



     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.


     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.


FORWARD COMMITMENTS


     Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities or currency subject to the Forward

Commitment and the securities or currency held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.



     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities or currency subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security or currency covered by the Forward Commitment or cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale. See the Prospectus for further information.


REPURCHASE AGREEMENTS


     The Fund may enter into repurchase agreements with domestic or foreign banks or broker-dealers deemed to be creditworthy by the Adviser under guidelines approved by the Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are fully collateralized by the underlying debt securities and are considered to be loans under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. See "Investment Practices and Restrictions -- Repurchase Agreements" in the Prospectus for further information.


INVESTMENT RESTRICTIONS


     The Fund has adopted the following restrictions which may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. Such majority is defined by the Investment Company Act of 1940 ("1940 Act") as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. In addition to the fundamental investment restrictions set forth in the Prospectus, the Fund is subject to the restrictions set forth below.



The Fund shall not:



     1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.



     2. With respect to 75% of its total assets, invest more than five percent of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.

     4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.


     5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Fund may hold and sell real estate acquired as a result of the ownership of its securities.



     6. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.



     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."



     8. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



     9. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed ten percent of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed five percent of the fair market value of the Fund's total assets.



     10. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.



     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Trust's Trustees and which apply at the time of purchase of portfolio securities.



     1. The Fund may not make investments for the purpose of exercising control or management although the Fund retains the right to vote securities held by it.



     2. The Fund may not purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

     3. The Fund may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.



     4. The Fund may not invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.



     5. The Fund may not invest in securities of any company if any officer or Trustee of the Trust or of the Adviser owns more than one-half of one percent of the outstanding securities of such company, and such officers and Trustees who own more than one-half of one percent own in the aggregate more than five percent of the outstanding securities of such issuer.



     6. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.



     7. The Fund may not invest more than five percent of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Trust's pro rata portion of the securities and other assets owned by any such company.



     8. The Fund may not purchase or otherwise acquire any security if, as a result, more than fifteen percent of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.



     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

TRUSTEES AND EXECUTIVE OFFICERS


     The Trust's Trustees and Executive Officers and their principal occupations during the past five years are listed below.



                                    TRUSTEES



                                                     PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                        EMPLOYMENT IN PAST 5 YEARS
       ---------------------                        --------------------------
J. Miles Branagan..................  Co-founder, Chairman, Chief Executive Officer and
Strafford Hall                       President of MDT Corporation, a company which develops,
Suite 200                            manufactures, markets and services medical and
1009 Slater Road                     scientific equipment. A Trustee of each of the Van
Harrisville, NC 27560                Kampen American Capital Funds.
  Age: 63

Philip P. Gaughan..................  Prior to February, 1989, Managing Director and Manager
9615 Torresdale Avenue               of Municipal Bond Department, W. H. Newbold's Sons & Co.
Philadelphia, PA 19114               A Trustee of each of the Van Kampen American Capital
  Age: 67                            Funds.

Linda Hutton Heagy.................  Managing Partner, Paul Ray Berndston, an executive
10 South Riverside Plaza             recruiting and management consulting firm. Formerly,
Suite 720                            Executive Vice President of ABN AMRO, N.A., a Dutch bank
Chicago, IL 60606                    holding company. Prior to 1992, Executive Vice President
  Age: 46                            of LaSalle National Bank. A Trustee of each of the Van
                                     Kampen American Capital Funds.

Roger Hilsman......................  Professor of Government and International Affairs
251-1 Hamburg Cove                   Emeritus, Columbia University. A Trustee of each of the
Lyme, CT 06371                       Van Kampen American Capital Funds.
  Age: 75

R. Craig Kennedy...................  President and Director, German Marshall Fund of the
1341 E. 50th Street                  United States. Formerly, advisor to the Dennis Trading
Chicago, IL 60615                    Group Inc. Prior to 1992, President and Chief Executive
  Age: 43                            Officer, Director and member of the Investment Committee
                                     of the Joyce Foundation, a private foundation. A Trustee
                                     of each of the Van Kampen American Capital Funds.

Donald C. Miller...................  Prior to 1992, Director of Royal Group, Inc., a company
415 North Adams                      in insurance related businesses. Formerly Vice Chairman
Hinsdale, IL 60521                   and Director of Continental Illinois National Bank and
  Age: 75                            Trust Company of Chicago and Continental Illinois
                                     Corporation. A Trustee of each of the Van Kampen
                                     American Capital Funds and Chairman of each Van Kampen
                                     American Capital Fund advised by Van Kampen American
                                     Capital Investment Advisory Corp.

Jack E. Nelson.....................  President of Nelson Investment Planning Services, Inc.,
423 Country Club Drive               a financial planning company and registered investment
Winter Park, FL 32789                adviser. President of Nelson Investment Brokerage
  Age: 59                            Services Inc., a member of the National Association of
                                     Securities Dealers, Inc. ("NASD") and Securities
                                     Investors Protection Corp. A Trustee of each of the Van
                                     Kampen American Capital Funds.

                                                     PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                        EMPLOYMENT IN PAST 5 YEARS
       ---------------------                        --------------------------
Don G. Powell*.....................  President, Chief Executive Officer and a Director of
2800 Post Oak Blvd.                  VK/AC Holding, Inc. and Van Kampen American Capital and
Houston, TX 77056                    Chairman, Chief Executive Officer and a Director of the
  Age: 55                            Distributor, and the Adviser. Director and Executive
                                     Vice President of ACCESS, Van Kampen American Capital
                                     Services, Inc. and Van Kampen American Capital Trust
                                     Company. Director, Trustee or Managing General Partner
                                     of each of the Van Kampen American Capital Funds and
                                     other open-end investment companies and closed-end
                                     investment companies advised by the Adviser and its
                                     affiliates.

David Rees.........................  Contributing Columnist and, prior to 1995, Senior Editor
1601 Country Club Drive              of Los Angeles Business Journal. A Director of Source
Glendale, CA 91208                   Capital, Inc., an investment company unaffiliated with
  Age: 71                            Van Kampen American Capital; a Director and the Second
                                     Vice President of International Institute of Los
                                     Angeles. A Trustee of each of the Van Kampen American
                                     Capital Funds.

Jerome L. Robinson.................  President of Robinson Technical Products Corporation, a
115 River Road                       manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                  and equipment. Director of Pacesetter Software, a
  Age: 72                            software programming company specializing in white
                                     collar productivity. Director of Panasia Bank. A Trustee
                                     of each of the Van Kampen American Capital Funds.

Lawrence J. Sheehan*...............  Of Counsel to and formerly Partner (from 1969 to 1994)
1999 Avenue of the Stars             of the law firm of O'Melveny & Myers, legal counsel to
Suite 700                            the Fund. Director, FPA Capital Fund, Inc.; FPA New
Los Angeles, CA 90067                Income Fund, Inc.; FPA Perennial Fund, Inc.; Source
  Age: 63                            Capital, Inc.; and TCW Convertible Security Fund, Inc.,
                                     investment companies unaffiliated with Van Kampen
                                     American Capital. A Trustee of each of the Van Kampen
                                     American Capital Funds.

Fernando Sisto.....................  George M. Bond Chaired Professor and, prior to 1995,
Stevens Institute                    Dean of Graduate School and Chairman, Department of
  of Technology                      Mechanical Engineering, Stevens Institute of Technology.
Castle Point Station                 Director of Dynalysis of Princeton, a firm engaged in
Hoboken, NJ 07030                    engineering research. A Trustee of each of the Van
  Age: 71                            Kampen American Capital Funds and Chairman of the Van
                                     Kampen American Capital Funds advised by the Adviser.

Wayne W. Whalen*...................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                & Flom, legal counsel to certain of the Van Kampen
Chicago, IL 60606                    American Capital Funds. A Trustee of each of the Van
  Age: 55                            Kampen American Capital Funds. He also is a Trustee of
                                     the Van Kampen Merritt Series Trust and closed-end
                                     investment companies advised by an affiliate of the
                                     Adviser.

                                                     PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                        EMPLOYMENT IN PAST 5 YEARS
       ---------------------                        --------------------------
William S. Woodside................  Vice Chairman of the Board of LSG Sky Chefs, Inc., a
712 Fifth Avenue                     caterer of airline food. Formerly, Director of Primerica
40th Floor                           Corporation (currently know as The Traver's Inc.).
New York, NY 10019                   Formerly, Director of James River Corporation, a
  Age: 73                            producer of paper products. Trustee, and former
                                     President of Whitney Museum of American Art. Formerly,
                                     Chairman of Institute for Educational Leadership, Inc.,
                                     Board of Visitors, Graduate School of The City
                                     University of New York, Academy of Political Science.
                                     Trustee of Committee for Economic Development. Director
                                     of Public Education Fund Network, Fund for New York City
                                     Public Education. Trustee of Barnard College. Member of
                                     Dean's Council, Harvard School of Public Health. Member
                                     of Mental Health Task Force, Carter Center. A Trustee of
                                     each of the Van Kampen American Capital Funds.


---------------


* Such Trustees are "interested persons" (within the meaning of Section 2(a)19 of the 1940 Act). Mr. Powell is an interested person of the Adviser and the Trust by reason of his position with the Adviser. Mr. Sheehan and Mr. Whalen are interested persons of the Adviser and the Fund by reason of their firms having acted as legal counsel to the Adviser or an affiliate thereof.



     The Trust's officers other than Messrs. McDonnell and Nyberg are located 2800 Post Oak Blvd., Houston, TX 77056. Messrs. McDonnell and Nyberg are located at One Parkview Plaza, Oakbrook Terrace, IL 60181.



                                    OFFICERS



                               POSITIONS AND                 PRINCIPAL OCCUPATIONS
      NAME AND AGE           OFFICES WITH FUND                DURING PAST 5 YEARS
-------------------------  ---------------------  --------------------------------------------
B. Robert Baker..........  Vice President         Associate Portfolio Manager of the Adviser.
  Age: 41                                         Formerly, Vice President -- Portfolio
                                                  Manager, Variable Annuity Life Insurance
                                                  Company.

Nori L. Gabert...........  Vice President and     Vice President, Associate General Counsel
  Age: 42                  Secretary              and Corporate Secretary of the Adviser.

Gary M. Lewis............  Vice President         Vice President of the Adviser.
  Age: 42

Tanya M. Loden...........  Vice President and     Vice President and Controller of most of the
  Age: 35                  Controller             investment companies advised by the Adviser,
                                                  formerly Tax Manager/Assistant Controller.

Dennis J. McDonnell......  Vice President         President, Chief Operating Officer and a
  Age: 53                                         Director of the Adviser, Director of VK/AC
                                                  Holding, Inc. and Van Kampen American
                                                  Capital.

Curtis W. Morell.........  Vice President and     Vice President and Treasurer of most of the
  Age: 49                  Treasurer              investment companies advised by the Adviser.

Jeff New.................  Vice President         Portfolio Manager of the Adviser.
  Age: 38

                               POSITIONS AND                 PRINCIPAL OCCUPATIONS
      NAME AND AGE           OFFICES WITH FUND                DURING PAST 5 YEARS
      ------------           -----------------               ---------------------
Ronald A. Nyberg.........  Vice President         Executive Vice President, General Counsel
  Age: 42                                         and Secretary of Van Kampen American
                                                  Capital, Executive Vice President and a
                                                  Director of the Distributor, Executive Vice
                                                  President of the Adviser. Director of ICI
                                                  Mutual Insurance Co., a provider of
                                                  insurance to members of the Investment
                                                  Company Institute.

Robert Peck..............  Vice President         Senior Vice President of the Adviser.
  Age: 48

John R. Reynoldson.......  Vice President         Senior Vice President of the Adviser.
  Age: 42

Alan T. Sachtleben.......  Vice President         Executive Vice President and Director of the
  Age: 53                                         Adviser. Executive Vice President of VK/AC
                                                  Holding, Inc. and VKAC.

Walter W. Stabell III....  Vice President         Associate Portfolio Manager of the Adviser.
  Age: 36

David Troth..............  Vice President         Senior Vice President of the Adviser.
  Age: 61

J. David Wise............  Vice President and     Vice President, Associate General Counsel
  Age: 51                  Assistant Secretary    and Assistant Corporate Secretary of the
                                                  Adviser.

Paul R. Wolkenberg.......  Vice President         Senior Vice President of the Adviser.
  Age: 50                                         President, Chief Operating Officer and
                                                  Director of Van Kampen American Capital
                                                  Services, Inc. Executive Vice President,
                                                  Chief Operating Officer and Director of Van
                                                  Kampen American Capital Trust Company.
                                                  Executive Vice President and Director of
                                                  ACCESS.



     The Trustees and officers of the Trust as a group do not own any outstanding shares of the Trust because such shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). Only Messrs. Branagan, Caruso, Hilsman, Powell, Rees, Sheehan, Sisto and Woodside served as Trustees of the Trust during its last fiscal year. Effective September 7, 1995, Ms. Heagy commenced service as a Trustee of the Fund and Dr. Caruso ceased serving as a Trustee of the Trust. During the year ended December 31, 1994, the Trustees who were not affiliated with the Adviser received as a group $9,674, $9,150, $9,339, $8,725 and $9,123 in Trustees' fees from the Asset
Allocation, Domestic Income, Enterprise, Government and Money Market Funds, respectively, in addition to certain out-of-pocket expenses. Such trustees also receive compensation for serving as directors of other investment companies advised by the Adviser as identified in the notes to the foregoing table. For legal services rendered during the fiscal year ended December 31, 1994, the Trust paid legal fees of $3,546, $3,452, $3,928, $3,342 and $3,578 from the
Common Stock, Domestic Strategic Income, Government, Money Market and Multiple Strategy Funds, respectively, to the law firm of O'Melveny & Myers, of which Mr. Sheehan is of counsel.



     The Fund has not paid any compensation to the Trustees as of the date hereof. Additional information regarding compensation paid by the Trust and the related mutual funds for which the Trustees serve as director or trustee is set forth below. The compensation shown is for the year ended December 31, 1994. Mr. Powell is not compensated for his service as a Trustee, because of his affiliation with the Adviser.

                               COMPENSATION TABLE


                                                                                 TOTAL
                                                                             COMPENSATION
                                                                            FROM REGISTRANT
                                                                               AND FUND
                                                                            COMPLEX PAID TO
                               NAME OF PERSON                               TRUSTEES(1)(3)
    --------------------------------------------------------------------    ---------------
    J. Miles Branagan...................................................        $64,000
    Dr. Richard E. Caruso...............................................        $64,000
    Dr. Roger Hilsman...................................................        $66,000
    David Rees..........................................................        $64,000
    Lawrence J. Sheehan.................................................        $67,000
    Dr. Fernando Sisto..................................................        $82,000
    William S. Woodside(2)..............................................        $18,000


---------------
(1) Represents 29 investment company portfolios in the fund complex.


(2) Prior to October 6, 1994, Mr. Woodside's compensation was paid by the Adviser. As a result, of the amount reflected in the second column, $34,000 was paid by the Registrant and the fund complex in the aggregate.


(3) Includes the following amounts for which the various funds were reimbursed by the Adviser -- Branagan, $2,000; Caruso, $2,000; Hilsman, $1,000; Rees, $2,000; Sheehan, $2,000; Sisto, $2,000; Woodside, $1,000 (Mr. Woodside was paid $36,000 directly by the Adviser as discussed in Footnote 2 above).


     Beginning July 21, 1995, the Trust pays each trustee who is not affiliated with the Adviser, the Distributor or VKAC an annual retainer of $3,360 and a meeting fee of $100 per Board meeting plus expenses. No additional fees are paid for committee meetings or to the chairman of the board. In order to alleviate an additional expense that might be caused by the new compensation arrangement, the trustees have approved a reduction in the compensation per trustee and have agreed to an aggregate annual compensation cap with respect to the combined fund complex of $84,000 per trustee until December 31, 1996, based upon the net assets and the number of Van Kampen American Capital funds as of July 21, 1995 (except that Mr. Whalen, who is a trustee of 34 closed-end funds advised by an affiliate of the Adviser, would receive an additional $119,000 for serving as a trustee of such funds). In addition, the Adviser has agreed to reimburse the Trust through December 31, 1996 for any increase in the aggregate trustees' compensation paid by the Fund over their 1994 fiscal year aggregate compensation.


INVESTMENT ADVISORY AGREEMENTS


     The Trust the Adviser are parties to an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Trust retains the Adviser to manage the investment of the Fund's assets and to place orders for the purchase and sale of the Fund's securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of the Fund's investment objectives. The Adviser also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary. Under the Advisory Agreement, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the Fund at an annual rate of 1.00% of the average daily net assets of the Portfolio.



     The Adviser has entered into an investment sub-advisory agreement dated December 20, 1994 (the "Subadvisory Agreement"), with the Subadviser to assist it in performing its investment advisory functions. The Subadviser will be primarily responsible for the following areas: (i) providing regional economic analysis of the areas in which properties owned by real estate investment trusts are located; (ii) analyzing attractiveness of the property-type within the geographic region; (iii) evaluating and assessing real estate valuation and condition of property; (iv) evaluating property managers and sponsors of real estate investment trusts; and (v) continuously reviewing and monitoring the investments in the Fund's portfolio. For its services, the Subadviser receives from the Adviser a fee at the annual rate of 50% of the compensation received by the Adviser. The Adviser and Subadviser are hereinafter sometimes referred to as the "Advisers".



     Under the Advisory Agreement, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of the Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. Charges are allocated among the investment companies advised or subadvised by the Adviser. A portion of these amounts were paid to the Adviser or its parent in reimbursement of personnel, office space, facilities and equipment costs attributable to the provision of accounting services to the Trust. The services provided by the Adviser are at cost. The Trust also pays shareholder service agency fees, custodian fees, legal and auditing fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to the company for any actions or omissions if it acted without willful misfeasance, bad faith, negligence or reckless disregard of its obligations.



     The average net asset value of the Fund for purposes of computing the advisory fee is determined by taking the average of all of the determinations of net asset value for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any direct or indirect majority owned subsidiary of VKAC, in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses incurred by such subsidiary of VKAC in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Fund's benefit, and to advise the Trustees of the Fund of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any direct or indirect majority owned subsidiary of VKAC to receive in connection with the Trust's portfolio transactions or other arrangements which may benefit the Fund.



     The Advisory Agreement with respect to the Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trust's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.


DISTRIBUTOR


     Van Kampen American Capital Distributors, Inc., acts as the principal underwriter of the shares of the Portfolio pursuant to a written agreement (the "Underwriting Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trust's Trustees or by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Underwriting Agreement or interested persons of any party, by votes cast in person at a meeting called for that purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.



     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising and any costs of qualification of shares for sales under state blue sky laws. The Trust pays all expenses attributable to the registrations of the Fund's shares under federal law, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Adviser is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of the commissions, if any, paid on such transactions. It is the policy of the Adviser to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser.


     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services, a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).


     Pursuant to provisions of the Advisory Agreement, the Trust's Trustees have authorized the Adviser to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Fund. The Adviser undertakes that such higher commissions will not be paid by the Trust unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of the Adviser, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fee paid by the Trust under the Advisory Agreement is not reduced as a result of the Adviser's receipt of research services.



     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust and of the other Van Kampen American Capital mutual funds as a factor in the selection of dealers to execute portfolio transactions for the Fund.



     The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Trust) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.



     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of the Fund is computed by dividing the value of all securities held by the Fund plus other assets, less liabilities, by the number of shares outstanding. This computation is made for the Fund as of the close of business each day the New York Stock Exchange is open (currently 4:00 p.m., New York time). The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.


PURCHASE AND REDEMPTION OF SHARES


     The purchase of shares of the Fund is currently limited to the Accounts as explained on the cover page and in the Prospectus. Such shares are sold and redeemed at their respective net asset values as described in the Prospectus.


     Redemptions are not made on days during which the New York Stock Exchange is closed, including those holidays listed under "Determination of Net Asset Value." The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the New York Stock Exchange is closed for other than customary weekends or holidays; (b) trading on the New York Stock Exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the Securities and Exchange Commission, by order, so permits.

DISTRIBUTIONS AND TAXES


     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, the Fund will not be subject to Federal income taxes on amounts paid by it as dividends and distributions to the Account. The Fund expects to be treated as a separate entity for purposes of determining Federal tax treatment. Accordingly, in order to qualify as a "regulated investment company" at the end of each quarter of its taxable year, at least 50% of the aggregate value of the Fund's net assets must consist of cash, cash items, government securities and other securities, limited with respect to each issuer at the time of purchase to not more than five percent of the Fund's total assets. Similar but slightly different investment requirements apply to the Fund because it provides benefits under variable life insurance policies. The Trust will endeavor to ensure that the Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.



     The Fund is subject to a four percent excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary income for the twelve months ended December 31, plus (2) 98% of its capital gains net income for the twelve months ended October 31 of such year. The Fund intends to distribute sufficient amounts to avoid liability for the excise tax.

     The Fund may qualify and may make an election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a foreign tax credit by reason of the Fund's election under Section 853 of the Code subject to the certain limitations imposed by Section 904 of the Code. Also under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their Federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect to the shareholder's pro rata share of foreign taxes paid by the Fund. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income.


     Dividends and distributions declared to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on the record date even though paid in the next year.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these regulations are subject to change by legislative or administrative action.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.

BACK-UP WITHHOLDING


     The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Fund with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Fund that he has provided a correct taxpayer identification number and the he is not subject to withholding. (An individual's taxpayer identification number is his social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.


TAX TREATMENT OF OPTION AND FUTURES TRANSACTIONS


     The Code includes special rules applicable to the listed options, futures contracts, and options on futures contracts which the Fund, may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

     Certain of the Fund's transactions in options, futures contracts, and options on futures contracts, particularly hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain identification requirements are met.



     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.


     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.


FUND PERFORMANCE


OTHER INFORMATION


CUSTODY OF ASSETS -- All securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.


SHAREHOLDER REPORTS -- Semiannual statements are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders.


INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 1201 Louisiana, Houston, Texas 77002, the independent accountants for the Trust, perform an annual audit of the Trust's financial statements.

 REAL ESTATE PORTFOLIO                                 PORTFOLIO OF INVESTMENTS

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 97.3%
           APARTMENTS 23.3%
    1,600  Avalon Properties, Inc..............................   $       32,000
    1,600  Bay Apartment Communities, Inc......................           31,800
    1,300  Equity Residential Properties Trust.................           38,350
    1,500  Merry Land & Investment, Inc........................           32,250
    1,200  Mid America Apartment Communities, Inc..............           30,000
    1,600  Paragon Group, Inc..................................           30,200
    1,200  Post Properties, Inc................................           36,450
    1,800  Security Capital Pacific Trust......................           32,625
    2,400  United Dominion Realty Trust, Inc...................           34,200
                                                                  --------------
             TOTAL APARTMENTS....................................        297,875
                                                                  --------------
           DIVERSIFIED 7.9%
    1,400  Colonial Properties Trust...........................           33,950
    2,500  CWM Mortgage Holdings, Inc..........................           31,875
    1,300  Felcor Suite Hotels, Inc............................           34,938
                                                                  --------------
             TOTAL DIVERSIFIED...................................        100,763
                                                                  --------------
           HEALTH CARE FACILITIES 8.5%
    1,100  Health Care Property Investors, Inc.................           35,613
    2,400  LTC Properties, Inc.................................           33,600
    1,000  Nationwide Health Properties, Inc...................           39,625
                                                                  --------------
             TOTAL HEALTH CARE FACILITIES........................        108,838
                                                                  --------------
           MANUFACTURED HOME PARKS 4.6%
    1,400  Chateau Properties, Inc.............................           29,925
    1,400  ROC Communities, Inc................................           29,400
                                                                  --------------
             TOTAL MANUFACTURED HOME PARKS.......................         59,325
                                                                  --------------
           OFFICE/INDUSTRIAL 16.0%
    1,400  Beacon Properties Corp..............................           29,575
    1,800  Cali Realty Corp....................................           34,875
    1,500  Carr Realty Corp....................................           27,750
      500  Highwoods Properties, Inc...........................           12,625
    1,500  Liberty Property Trust..............................           30,000
    1,400  Reckson Associates Realty Co........................           35,875
    1,500  Spieker Properties, Inc.............................           33,938
                                                                  --------------
             TOTAL OFFICE/INDUSTRIAL.............................        204,638
                                                                  --------------
           SELF-STORAGE 5.9%
    2,400  Storage Equities, Inc...............................           41,100
    1,200  Storage USA, Inc....................................           34,500
                                                                  --------------
             TOTAL SELF-STORAGE..................................         75,600
                                                                  --------------
           SHOPPING CENTERS 18.2%
    2,400  Bradley Real Estate, Inc............................           38,700
    1,300  Developers Diversified Realty, Inc..................           39,488
    1,500  Federal Realty Investment Trust.....................           32,625
    1,600  Glimcher Realty Trust...............................           34,200
    1,100  Kimco Realty Corp...................................           43,863
    1,200  Vornado Realty Trust................................           44,250
                                                                  --------------
             TOTAL SHOPPING CENTERS..............................        233,126
                                                                  --------------

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

 Number of
 Shares    Description                                            Market Value
-------------------------------------------------------------------------------
           SHOPPING MALLS 12.9%
    1,600  CBL & Associates, Properties, Inc.................   $       33,000
    2,500  Debartolo Realty Corp.............................           35,935
    1,500  Macerich Co.......................................           30,750
    1,500  Rouse Co..........................................           31,500
    1,400  Simon Property Group, Inc.........................           34,300
                                                                --------------
           TOTAL SHOPPING MALLS..............................          165,485
                                                                --------------
           TOTAL COMMON STOCK (Cost $1,228,652)..............        1,245,650
                                                                --------------
 Principal
 Amount
 ---------
           REPURCHASE AGREEMENT 34.7%
 $445,000  SBC Capital Markets, Inc., dated 7/31/95, 5.875%, due 8/1/95 (Collateralized by
           U.S. Government obligations in a pooled cash
           account) repurchase proceeds $445,073
           (Cost $445,000)...................................          445,000
                                                                --------------
 TOTAL INVESTMENTS (Cost $1,673,652) 132.0%...................       1,690,650
 OTHER ASSETS AND LIABILITIES, NET (32.0%)....................        (409,749)
                                                                --------------
 NET ASSETS 100%..............................................  $    1,280,901
                                                                ==============

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                      STATEMENT OF ASSETS AND LIABILITIES

                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $1,673,652)....................  $1,690,650
Cash..............................................................       2,909
Receivable for investments sold...................................      19,429
Dividends and interest receivable.................................       2,274
Other assets......................................................         402
                                                                    ----------
  Total Assets....................................................   1,715,664
                                                                    ----------
LIABILITIES
Payable for investments purchased.................................     407,505
Payable for Fund shares redeemed..................................      25,314
Accrued expenses..................................................       1,944
                                                                    ----------
  Total Liabilities...............................................     434,763
                                                                    ----------
NET ASSETS, equivalent to $10.20 per share........................  $1,280,901
                                                                    ==========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 125,628 shares outstanding....................  $    1,256
Capital surplus...................................................   1,262,821
Accumulated net realized loss on securities.......................      (1,902)
Net unrealized appreciation of securities.........................      16,998
Undistributed net investment income...............................       1,728
                                                                    ----------
NET ASSETS........................................................  $1,280,901
                                                                    ==========

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                                     FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
                                                           July 3, 1995* through
                                                                  July 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................................               $ 1,995
Interest................................................                 1,277
                                                                       -------
  Investment income.....................................                 3,272
                                                                       -------
EXPENSES
Management fees.........................................                   618
Custodian fees..........................................                 1,500
Registration and filing fees............................                   444
Expense reimbursement...................................                (1,018)
                                                                       -------
  Total expenses........................................                 1,544
                                                                       -------
  NET INVESTMENT INCOME.................................                 1,728
                                                                       =======
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized loss on securities.........................                (1,902)
Net unrealized appreciation of securities during the
period..................................................                16,998
                                                                       -------
  NET REALIZED AND UNREALIZED GAIN ON SECURITIES........                15,096
                                                                       -------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......               $16,824
                                                                       =======

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                           July 3, 1995* through
                                                                  July 31, 1995
--------------------------------------------------------------------------------
NET ASSETS, beginning of period.........................            $      100
                                                                    ----------
Operations
 Net investment income..................................                 1,728
 Net realized loss on securities........................                (1,902)
 Net unrealized appreciation of securities during the
 period.................................................                16,998
                                                                    ----------
  Increase in net assets resulting from operation.......                16,824
                                                                    ----------
Capital transactions
 Proceeds from shares sold..............................             1,364,871
 Cost of shares redeemed................................              (100,894)
                                                                    ----------
  Increase in net assets from capital transactions......             1,263,977
                                                                    ----------
 INCREASE IN NET ASSETS.................................             1,280,801
                                                                    ----------
NET ASSETS, end of period...............................            $1,280,901
                                                                    ==========
CAPITAL SHARE TRANSACTIONS
Shares sold.............................................               135,598
Shares redeemed.........................................                (9,970)
                                                                    ----------
  Increase in capital shares outstanding................               125,628
                                                                    ==========

*Commencement of operations.

                                               See Notes to Financial Statements

 REAL ESTATE PORTFOLIO                                     FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated (Unaudited).
--------------------------------------------------------------------------------

                                                                 July 3, 1995(1)
                                                                         through
                                                                 July 31,1995(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period........................             $10.00
                                                                         ------
Income from investment operations
 Investment income..........................................                .04
 Expenses...................................................               (.03)
 Expense reimbursement (3)..................................                .01
                                                                         ------
Net investment income.......................................                .02
Net realized and unrealized gains or losses on securities...                .18
                                                                         ------
Total from investment operations............................                .20
                                                                         ------
Net asset value, end of period..............................             $10.20
                                                                         ======
TOTAL RETURN(4).............................................               2.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)........................               $1.3
Average net assets (millions)...............................               $0.7
Ratios to average net assets (annualized) (3)
 Expenses...................................................              2.50%
 Expenses, without expense reimbursement....................              4.15%
 Net investment income......................................              2.80%
 Net investment income, without expense reimbursement.......              1.15%
Portfolio turnover rate.....................................                 7%

(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) See Note 2.
(4) Total return for a period less than one year is not annualized.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)
--------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
American Capital Life Investment Trust (the "Fund"), comprised of eight invest-ment portfolios: Common Stock Portfolio ("Common Stock"), Domestic Strategic Income Portfolio ("Domestic Strategic"), Emerging Growth Portfolio ("Emerging Growth"), Global Equity Portfolio ("Global Equity"), Government Portfolio ("Government"), Money Market Portfolio ("Money Market"), Multiple Strategy Portfolio ("Multiple Strategy"), and Real Estate Securities Portfolio ("Real Estate"), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Emerging Growth, Global Equity, and Real Estate began offering shares on July 3, 1995. Each portfolio is accounted for as a separate entity. The following is a summary of significant accounting policies consistently followed by the Fund in the prepa-ration of its financial statements.

A. INVESTMENT VALUATIONS-Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed se-curities for which the last sale price is not available are valued at the most recent bid price.
  U.S. Agency and Government obligations and related forward commitments are valued at the last reported bid price. Listed options are valued at the last reported sale price on the exchange on which such option is traded, or, if no sale is reported, at the mean between the last reported bid and asked prices. Options and forward commitments for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.
  Private placements are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Private placements generally may be resold only in a privately negotiated transaction until they are regis-tered.
  Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term invest-ments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.
  Domestic Strategic's investments include lower rated and unrated debt securi-ties which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's abil-ity to meet principal and interest payments. Debt securities rated below in-vestment grade and comparable unrated securities represented approximately 29% of Domestic Strategic's investment portfolio at the end of the period.

B. FOREIGN CURRENCY TRANSLATION--The market values of foreign securities, for-ward currency exchange contracts and other assets and liabilities stated in foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. The cost of securities is determined using his-torical exchange rates. Income and expenses are translated at prevailing ex-change rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency in-cludes the net realized amount from the sale of currency and the amount real-ized between trade date and settlement date on security transactions.

C. FUTURES CONTRACTS AND FORWARD COMMITMENTS-General--Transactions in futures contracts and forward commitments also are utilized in strategies to manage the market risk of the Fund's investments. The purchase of a futures contract or forward commitment increases the impact on net asset value of changes in the market price of investments. Forward commitments have a risk of loss due to nonperformance of counterparties. There is a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Ac-tivity contains additional information.
  Futures Contracts--Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Fund's agent in acquir-ing the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the bro-ker. Upon the closing or cash settlement of a contract, gains or losses are re-alized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.
  Forward Commitments--The Fund trades certain securities under the terms of forward commitments whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transac-tions between the Fund and dealers. Upon executing a forward commitment and during the period of obligation, the Fund maintains collateral of cash or secu-rities in a

                                  (Unaudited)
--------------------------------------------------------------------------------
segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Fund is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase and sale commitments, which security settlement is not intended by the Fund, changes in the value of the commitment are recognized by marking the commitment to market on a daily basis. During the period of obligation, the Fund may either resell or repurchase the forward com-mitment and enter into a new forward commitment, the effect of which is to ex-tend the settlement date. In addition, the Fund may occasionally close such forward commitments prior to delivery. Gains and losses on investments are re-alized upon the ultimate closing or cash settlement of forward commitments.

D. REPURCHASE AGREEMENTS-A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may in-vest independently in repurchase agreements, or transfer uninvested cash bal-ances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is re-quired to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

E. FEDERAL INCOME TAXES-No provision for federal income taxes is required be-cause the Fund has elected to be qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized capital gains on investments to its shareholders. It is anticipated that no distributions of net realized capital gains will be made until tax ba-sis capital loss carryforwards expire or are offset by net realized capital gains.
  The following table presents the identified cost of investments at the end of the period for federal income tax purposes with the associated net unrealized appreciation and the net realized capital loss carryforward at December 31, 1994 with expiration dates.

                                                June 30, 1995                                July 31, 1995
                         ----------------------------------------------------------- ------------------------------
                              Common    Domestic                   Money    Multiple Emerging     Global       Real
                               Stock   Strategic  Government      Market    Strategy   Growth     Equity     Estate
-------------------------------------------------------------------------------------------------------------------
Identified cost......... $61,318,167 $27,720,136 $73,291,354 $24,445,279 $58,023,855 $765,834 $2,057,548 $1,673,652
                         =========== =========== =========== =========== =========== ======== ========== ==========
Gross unrealized
appreciation............ $ 8,252,829 $ 1,121,593 $ 1,745,674          -- $ 4,995,377   52,384     59,924     19,972
Gross unrealized
depreciation............     524,085     272,967     295,998          --     396,508    5,299     23,574      2,974
                         ----------- ----------- ----------- ----------- ----------- -------- ---------- ----------
Net unrealized
appreciation............ $ 7,728,744 $   848,626 $ 1,449,676          -- $ 4,598,869 $ 47,085 $   36,350 $   16,998
                         =========== =========== =========== =========== =========== ======== ========== ==========
Net realized capital
 loss carryforward......          -- $ 2,125,532 $14,491,367 $        18 $        -- $     -- $       -- $       --
                         =========== =========== =========== =========== =========== ======== ========== ==========
Expiration dates........          --   1998-2002   1996-2002        2002          --       --         --         --

  The net capital loss carryforwards at December 31, 1994 may be utilized to offset any future capital gains until expiration. Additionally, $130,007, $294,459, $2,041, and $75,888 of financial statement capital losses for Domes-tic Strategic, Government, Money Market and Multiple Strategy, respectively, are deferred for tax purposes to the 1995 fiscal year.

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME-Investment transac-tions are accounted for on the trade date. Realized gains and losses on invest-ments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Issuers of Payment-in-Kind securities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments.
  Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and realized gains generated from foreign investments. Such withholding taxes are reflected on the Statement of Operations as a reduction of the related income or gain.

G. DIVIDENDS AND DISTRIBUTIONS-Government and Money Market declare dividends from net investment income on each business day. Domestic Strategic, Common Stock and Multiple Strategy declare dividends and distributions annually. Government declares distributions from short-term capital gains, if any, monthly. Dividends and distributions are recorded on the record date.
  The Fund distributes tax basis earnings in accordance with the minimum dis-tribution requirements of the Internal Revenue Code, which may differ from gen-erally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

                                  (Unaudited)
--------------------------------------------------------------------------------

H. DEBT DISCOUNT AND PREMIUM-The Fund accounts for discounts and premiums on the same basis as used for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

NOTE 2--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Fund. Management fees are paid monthly, based on the average daily net assets of the portfolios at an annual rate.
  Common Stock, Domestic Strategic, Government, Money Market, and Multiple Strategy rates are .50% of the first $500 million, .45% of the next $500 mil-lion and .40% of the amount in excess of $1 billion. The resulting fee is pro-rated to each portfolio based on its average daily net assets. The Adviser has volunteered to reimburse these portfolios for all ordinary business expenses, exclusive of taxes and interest, in excess of .60% of the average daily net as-sets. For the period, such voluntary expense reimbursements are shown in the following table. Under the terms of the advisory agreement, if the total ordi-nary business expenses, exclusive of taxes, distribution fees and interest, ex-ceed .95% of average daily net assets, the Adviser will reimburse these portfolios for the amount of the excess. The contractual expense reimbursement shall be made monthly. For the period, the portfolios to have such contractual expense reimbursements due to the .95% limit were Domestic Strategic and Money Market as shown in the following table.
  Emerging Growth's management fees is .70% of its average daily net assets. Global Equity's management fees is 1.00% of its average daily net assets. The
Adviser has entered into a subadvisory agreement with John Govett & Co., Lim-ited ("Govett"), who provides advisory services to Global Equity and the Ad-viser with respect to the portfolio's investments in international markets and currencies. The Adviser pays 50% of its management fee to Govett.
  Real Estate's management fee is 1.00% of its average daily net assets. The Adviser has entered into a subadvisory agreement with Hines Interests Realty Advisors Limited Partnership ("Hines"), who provides advisory services to Real Estate and the Adviser with respect to the portfolio's investments in real es-tate. The Adviser pays 50% of its management fee to Hines.
  The Adviser has agreed that it will reimburse Emerging Growth and Real Estate for any expenses (including the advisory fee, but excluding interest, brokerage commissions, and other extraordinary expenses) in excess of the most restric-tive limitation imposed by state securities commissions. The most restrictive expense limitation is presently believed to be 2.50% of the Fund's average daily net assets up to $30 million, 2.00% of the next $70 million of such net assets and 1.50% of the Fund's net assets in excess of $100 million. For the period, the Adviser's reimbursement to Emerging Growth and Real Estate due to such expense limitation are shown in the following table. The Adviser, Govett, and Hines may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse Emerging Growth, Global Equity and Real Estate for ordinary business expenses in excess of an agreed upon amount.
  Contractual and voluntary expense reimbursements and other transactions with affiliates during the period were as follows:

                                               June 30, 1995                     July 31, 1995
                               --------------------------------------------- ----------------------
                                Common  Domestic             Money  Multiple Emerging Global   Real
                                 Stock Strategic Government  Market Strategy   Growth Equity Estate
     ----------------------------------------------------------------------------------------------
      Contractual expense
      reimbursement........... $    --   $ 6,068    $    -- $ 3,734  $    --     $922 $   -- $1,018
      Voluntary expense
      reimbursement...........  32,868    44,980     44,221  43,599   47,915       --     --     --
      Accounting services.....   4,637     4,234      4,611   4,218    4,542       --     --     --
      Shareholder service
      agent's fees............   9,000     9,000      9,000   9,000    9,000       --     --     --
      Legal fees..............   2,514     2,981      2,627   2,708    2,880       --     --     --

  Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. These charges include the employee costs attributable to the accounting officers of the Fund. A por-tion of the accounting services expense was paid to the Adviser in reimburse-ment of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.

                                  (Unaudited)
--------------------------------------------------------------------------------
  ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit.
  Legal fees were for services rendered by O'Melveny & Myers, counsel for the Fund. Lawrence J. Sheehan, of counsel to that firm, is a Trustee of the Fund.
  Certain officers and trustees of the Fund are officers and directors of the Adviser and the shareholder service agent.

NOTE 3--INVESTMENT ACTIVITY
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were:

                                                June 30, 1995                          July 31, 1995
                               ----------------------------------------------- ------------------------------
                                    Common    Domestic                Multiple Emerging     Global       Real
                                     Stock   Strategic  Government    Strategy   Growth     Equity     Estate
     --------------------------------------------------------------------------------------------------------
      Purchases............... $43,501,968 $22,005,818 $64,226,904 $27,552,308 $590,834 $1,886,769 $1,275,704
      Sales...................  52,520,231  15,962,661  68,619,824  35,710,842       --    104,591     45,150

  Money Market held only short-term investments.
  At the end of the period, Government held the following forward purchase com-mitments for which delivery is not intended:

      Principal                                                     Unrealized
      Amount                                                      Appreciation
      (000)     Security                         Market Value   (Depreciation)
     --------------------------------------------------------------------------
                Federal National Mortgage Association
      $4,000     8.00%, settling 07/95........      $ 4,073,760       $113,760
                Government National Mortgage Association
       4,000     7.00%, settling 07/95........        3,935,000        (27,500)
       2,000     7.00%, settling 09/95........        1,963,360         (4,140)
       2,000     8.00%, settling 09/95........        2,040,940         (9,060)
                                                    -----------       --------
                                                    $12,013,060       $ 73,060
                                                    -----------       --------

  At the end of the period, Government held the following U.S. Treasury futures contracts expiring in September 1995.

      Number                                                         Unrealized
      of                                                           Appreciation
      Contracts Description                       Market Value   (Depreciation)
     ---------------------------------------------------------------------------
        6       U.S. Treasury Bonds, long......     $   681,188       $ (13,012)
       18       U.S. Treasury Notes, short.....      (1,981,688)          5,772
                                                    -----------       ---------
                                                    $(1,300,500)      $  (7,240)
                                                    -----------       ---------

NOTE 4--TRUSTEE COMPENSATION
Trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $3,850 plus a fee of $100 per day for the Board and Commit-tee meetings attended. The Chairman receives additional fees from the Fund at an annual rate of $1,440. The Trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. Funds for the payment of obligations under the Plan will not be reserved or set aside by any form of trust or escrow. Each director covered under the Plan elects to be credited with an earnings component on amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.
  Trustees' fees at the end of the period were:

                                              June 30, 1995                    July 31, 1995
                               ------------------------------------------- ----------------------
                               Common  Domestic             Money Multiple Emerging Global   Real
                                Stock Strategic Government Market Strategy   Growth Equity Estate
     --------------------------------------------------------------------------------------------
      Trustee fees............ $4,732    $4,261     $4,689 $4,609   $3,920     $ --   $ --   $ --

NOTE 5--FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Fund to a Delaware Business Trust and the election of fourteen trustees.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements


                                                                         INCLUDED IN PART B FOR
                                                                           COMMON STOCK FUND
                                                                     DOMESTIC STRATEGIC INCOME FUND
                                                                            GOVERNMENT FUND
                                                                           MONEY MARKET FUND
                                                                         MULTIPLE STRATEGY FUND
                                                                     ------------------------------
Investment Portfolio
  December 31, 1994                                                                 X
  June 30, 1995 (unaudited)                                                         X
Statement of Assets and Liabilities
  December 31, 1994                                                                 X
  June 30, 1995 (unaudited)                                                         X
Statement of Operations
  Year ended December 31, 1994                                                      X
  Six months ended June 30, 1995 (unaudited)                                        X
Statement of Changes in Net Assets
  Year ended December 31, 1993                                                      X
  Year ended December 31, 1994                                                      X
  Six months ended June 30, 1995 (unaudited)                                        X
Notes to Financial Statements                                                       X
Financial Highlights                                                                X
Report of Independent Accountants                                                   X



                                                                         INCLUDED IN PART B FOR
                                                                          EMERGING GROWTH FUND
                                                                           GLOBAL EQUITY FUND
                                                                      REAL ESTATE SECURITIES FUND
                                                                     ------------------------------
Investment Portfolio
  July 31, 1995 (unaudited)                                                         X
Statement of Assets and Liabilities
  July 31, 1995 (unaudited)                                                         X
Statement of Operations
  Period ended July 31, 1995 (unaudited)                                            X
Statement of Changes in Net Assets
  Period ended July 31, 1995 (unaudited)                                            X
Notes to Financial Statements                                                       X
Financial Highlights                                                                X



All schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable, and, therefore, have been omitted.


     (b) Exhibits


         1.1         -- Form of First Amended and Restated Agreement and Declaration of
                        Trust.
         1.2         -- Form of Certificate of Designation of Common Stock Fund.
         1.3         -- Form of Certificate of Designation of Domestic Strategic Income Fund.
         1.4         -- Form of Certificate of Designation of Emerging Growth Fund.
         1.5         -- Form of Certificate of Designation of Global Equity Fund.
         1.6         -- Form of Certificate of Designation of Government Fund.

         1.7         -- Form of Certificate of Designation of Money Market Fund.
         1.8         -- Form of Certificate of Designation of Multiple Strategy Fund.
         1.9         -- Form of Certificate of Designation of Real Estate Securities Fund.
         2           -- Form of Amended and Restated Bylaws.
         4           -- Specimen Share Certificate.
         5.1         -- Form of Investment Advisory Agreement for Common Stock Fund, Emerging
                        Growth Fund, Domestic Strategic Income Fund, Money Market Fund and
                        Multiple Strategy Fund.
         5.2         -- Form of Investment Advisory Agreement for Emerging Growth Fund.
         5.3         -- Form of Investment Advisory Agreement for Global Equity Fund.
         5.4         -- Form of Investment Sub-Advisory Agreement for Global Equity Fund.
         5.5         -- Form of Investment Advisory Agreement for Real Estate Securities
                        Fund.
         5.6         -- Form of Investment Sub-Advisory Agreement for Real Estate Securities
                        Fund.
         6           -- Form of Underwriting Agreement.
         8.1         -- Custodian Agreement between Registrant and State Street Bank and
                        Trust Company -- Note 1.
         8.2         -- Transfer Agency and Servicing Agreement.
         9           -- Data Access Services Agreement dated December 2, 1993 -- Note 2.
        10           -- Inapplicable.
        13.1         -- Investment Letter dated October 7, 1987 -- Note 3.
        16           -- Computation Measure for Performance Information.
        17.1         -- List of certain investment companies in response to Item 29(a).
        17.2         -- List of officers and directors of Van Kampen American Capital
                        Distributors, Inc. in response to Item 29(b).
        18           -- Inapplicable.
        19.1         -- Powers of Attorney for Messrs. Branagan, Hilsman, Powell, Rees,
                        Sheehan, Sisto, and Woodside.
        19.2         -- Powers of Attorney for Messrs. Gaughan, Kennedy, Miller, Nelson,
                        Robinson and Whalen.
        27           -- Financial Data Schedules.


---------------


Note 1  -- Custodian Contract dated December 2, 1993 incorporated herein by reference
           (Exhibit 8 to Form N-1A of American Capital Global Managed Assets Fund, Inc.,
           Registration No. 33-74024 Post- Effective Amendment No. 2, filed May 6, 1994.
Note 2  -- Data Access Services Agreement dated December 2, 1993 incorporated herein by reference (Exhibit 9.2 to Form N-1A of American Capital Utilities Income Fund,
           Inc. Registration No. 33-68452, Post-Effective Amendment No. 1 filed on May 19,
           1994).
Note 3  -- Included in Pre-Effective Amendment No. 3 to Registrant's Registration Statement
           on Form N-1A (File No. 33-628) filed on or about April 11, 1986.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                            AS OF SEPTEMBER 8, 1995



                                                                   NUMBER OF RECORD
                               TITLE OF CLASS                          HOLDERS
            -----------------------------------------------------  ----------------
            Common Stock Fund                                              4
            Domestic Strategic Income Fund                                 3
            Emerging Growth Fund                                           3
            Global Equity Fund                                             1
            Government Fund                                                2
            Money Market Fund                                              3
            Multiple Strategy Fund                                         2
            Real Estate Securities Fund                                    2



ITEM 27. INDEMNIFICATION.



     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.



     Article 8; Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.



     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.



     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.



     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.



     See "Investment Advisory Services" in the Prospectus and "Trustees and Executive Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.



ITEM 29. PRINCIPAL UNDERWRITERS.



     (a) The sole principal underwriter is Van Kampen American Capital Distributors, Inc., which acts as principal underwriter for certain investment companies and unit investment trusts set forth in Exhibit 17.1 incorporated by reference herein.



     (b) Van Kampen American Capital Distributors, Inc. is an affiliated person of an affiliated person of Registrant and is the only principal underwriter for Registrant. The name, principal business address and positions and offices with Van Kampen American Capital Distributors, Inc. of each of the directors and officers thereof are set forth in Exhibit 17.2. Except as disclosed under the heading, "Trustees and Executive Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.


ITEM 30. LOCATION OF BOOKS AND RECORDS.

     Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of:

          Fund Treasurer
        Mutual Fund Accounting
        2800 Post Oak Blvd.
        Houston, Texas 77056

 RULE                                      LOCATION OF REQUIRED RECORDS
------                       ---------------------------------------------------------
31a-1 (b)(2)(i)(i)(iii),     Van Kampen American Capital Asset Management, Inc.
      (3)(7)(8)(9)(10)(12)   2800 Post Oak Blvd.
                             Houston, Texas 77056
      (b)(2)(iv)             ACCESS Investor Services, Inc.
                             7501 Tiffany Springs Parkway
                             Kansas City, Missouri 64153

 RULE                                      LOCATION OF REQUIRED RECORDS
------                       ---------------------------------------------------------
      (b)(5)(6)(11)          John Govett & Co. Limited
                             Shackleton House
                             4 Battle Bridge Lane
                             London SE1 2HR
                             England

ITEM 31. MANAGEMENT SERVICES.

     There are no management related services contracts not discussed in Part A.

ITEM 32. UNDERTAKINGS.

     Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


     Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and State of Texas, on the 15th day of September, 1995.



                                VAN KAMPEN AMERICAN CAPITAL LIFE
                                 INVESTMENT TRUST

                                By            /s/  DON G. POWELL
                                  ----------------------------------------------
                                            (Don G. Powell, President)



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 15, 1995:



Principal Executive Officer:



          /s/  *DON G. POWELL                   President and Trustee
--------------------------------------------
               (Don G. Powell)

Principal Financial Officer and Accounting
Officer:

         /s/  CURTIS W. MORELL                  Vice President and Treasurer
--------------------------------------------
             (Curtis W. Morell)

Trustees:

        /s/  *J. MILES BRANAGAN                 Trustee
--------------------------------------------
             (J. Miles Branagan)

        /s/  *PHILIP P. GAUGHAN                 Trustee
--------------------------------------------
             (Philip P. Gaughan)

          /s/  *ROGER HILSMAN                   Trustee
--------------------------------------------
               (Roger Hilsman)

        /s/  *R. CRAIG KENNEDY                  Trustee
--------------------------------------------
             (R. Craig Kennedy)

        /s/  *DONALD C. MILLER                  Trustee
--------------------------------------------
             (Donald C. Miller)

         /s/  *JACK E. NELSON                   Trustee
--------------------------------------------
              (Jack E. Nelson)

           /s/  *DAVID REES                     Trustee
--------------------------------------------
                (David Rees)

       /s/  *JEROME L. ROBINSON                 Trustee
--------------------------------------------
            (Jerome L. Robinson)

       /s/  *LAWRENCE J. SHEEHAN                Trustee
--------------------------------------------
            (Lawrence J. Sheehan)

         /s/  *FERNANDO SISTO                   Trustee
--------------------------------------------
              (Fernando Sisto)

         /s/  *WAYNE W. WHALEN                  Trustee
--------------------------------------------
              (Wayne W. Whalen)

       /s/  *WILLIAM S. WOODSIDE                Trustee
--------------------------------------------
            (William S. Woodside)



                                                 /s/  NORI L. GABERT
                                           ----------------------------------
                                                      Nori L. Gabert
                                                     Attorney-in-Fact



* Signed pursuant to a Power-of-Attorney.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


                         INDEX TO EXHIBITS TO FORM N-1A
                             REGISTRATION STATEMENT


  EXHIBIT
    NO.                                  DESCRIPTION OF EXHIBIT
---------------------------------------------------------------------------------------------
    1.1    -- Form of First Amended and Restated Agreement and Declaration of Trust.

    1.2    -- Form of Certificate of Designation of Common Stock Fund.
    1.3    -- Form of Certificate of Designation of Domestic Strategic Income Fund.
    1.4    -- Form of Certificate of Designation of Emerging Growth Fund.
    1.5    -- Form of Certificate of Designation of Global Equity Fund.
    1.6    -- Form of Certificate of Designation of Government Fund.
    1.7    -- Form of Certificate of Designation of Money Market Fund.
    1.8    -- Form of Certificate of Designation of Multiple Strategy Fund.
    1.9    -- Form of Certificate of Designation of Real Estate Securities Fund.
    2      -- Form of Amended and Restated Bylaws.
    4      -- Specimen Share Certificate.
    5.1    -- Form of Investment Advisory Agreement for Common Stock Fund, Emerging Growth
              Fund, Domestic Strategic Income Fund, Money Market Fund and Multiple Strategy
              Fund.
    5.2    -- Form of Investment Advisory Agreement for Emerging Growth Fund.
    5.3    -- Form of Investment Advisory Agreement for Global Equity Fund.
    5.4    -- Form of Investment Sub-Advisory Agreement for Global Equity Fund.
    5.5    -- Form of Investment Advisory Agreement for Real Estate Securities Fund.
    5.6    -- Form of Investment Sub-Advisory Agreement for Real Estate Securities Fund.
    6      -- Form of Underwriting Agreement.
    8.2    -- Transfer Agency and Servicing Agreement.
   16      -- Computation Measure for Performance Information.
   17.1    -- List of certain investment companies in response to Item 29(a).
   17.2    -- List of officers and directors of Van Kampen American Capital Distributors,
              Inc. in response to Item 29(b).
   19.1    -- Powers of Attorney for Messrs. Branagan, Hilsman, Powell, Rees, Sheehan, Sisto,
              and Woodside.
   19.2    -- Powers of Attorney for Messrs. Gaughan, Kennedy, Miller, Nelson, Robinson and
              Whalen.
   27      -- Financial Data Schedules.